UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.77%
Actual		$ 1,000.00	$ 1,005.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.79%
Actual		$ 1,000.00	$ 1,005.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,002.10	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,002.00	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,007.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,007.10	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 66.2%
AAA 0.9%	AAA 1.4%
AA 4.0%	AA 4.6%
A 8.3%	A 4.9%
BBB 16.5%	BBB 15.6%
BB and Below 6.0%	BB and Below 5.0%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.9	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	5.2	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Corporate Bonds 26.4%	Corporate Bonds 22.7%
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 66.2%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 7.9%
Municipal Bonds 1.4%	Municipal Bonds 0.6%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

* Foreign investments	2.5%	** Foreign investments	2.6%
* Futures and Swaps	(0.9)%	** Futures and Swaps	(0.8)%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
Comcast Corp.:
4.65% 7/15/42	$ 17,095	$ 17,778
5.15% 3/1/20	5,596	6,607
5.7% 5/15/18	6,385	7,685
6.5% 1/15/17	4,125	4,951
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,619
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,489
6.4% 4/30/40	5,000	6,428
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,165
News America, Inc. 6.15% 2/15/41	13,033	15,895
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,051
4.5% 9/15/42	3,986	3,631
6.75% 7/1/18	5,587	6,842
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,338
6.2% 3/15/40	5,000	5,921
		123,400
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	1,038	1,057
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,671
Fortune Brands, Inc.:
5.375% 1/15/16	470	523
6.375% 6/15/14	2,462	2,634
Heineken NV:
1.4% 10/1/17 (d)	2,654	2,646
2.75% 4/1/23 (d)	2,773	2,703
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,201
		19,435
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,229
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,507
3.2% 1/25/23	2,882	2,876
4.65% 1/25/43	3,209	3,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
6.125% 2/1/18	$ 3,631	$ 4,379
6.5% 8/11/17	4,718	5,711
6.5% 2/9/40	8,992	11,772
		30,466
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,534
4.25% 8/9/42	3,603	3,442
9.25% 8/6/19	1,776	2,474
9.7% 11/10/18	1,882	2,627
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,813
4.75% 11/1/42	4,468	4,373
6.75% 6/15/17	7,156	8,641
7.25% 6/15/37	9,654	12,628
		52,532
TOTAL CONSUMER STAPLES		104,662
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	5,134
5.35% 3/15/20 (d)	4,973	5,482
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,585
5% 10/1/21	3,162	3,530
FMC Technologies, Inc.:
2% 10/1/17	662	668
3.45% 10/1/22	1,200	1,218
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,581
Transocean, Inc. 5.05% 12/15/16	3,231	3,599
		41,797
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	21,602	25,799
DCP Midstream Operating LP 2.5% 12/1/17	3,219	3,255
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,023
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	4,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (d)	$ 2,634	$ 3,200
Petro-Canada 6.05% 5/15/18	1,963	2,372
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,953
5.375% 1/27/21	6,755	7,374
5.75% 1/20/20	4,534	5,033
Petroleos Mexicanos:
3.5% 1/30/23 (d)	7,893	7,735
4.875% 1/24/22	4,590	5,042
5.5% 6/27/44	5,030	5,143
6.5% 6/2/41	3,095	3,644
Phillips 66:
4.3% 4/1/22	4,638	5,112
5.875% 5/1/42	3,971	4,724
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	819
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,972
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,070
4.6% 6/15/21	1,124	1,200
Western Gas Partners LP 5.375% 6/1/21	6,237	7,053
Williams Partners LP 4.125% 11/15/20	1,029	1,109
		112,634
TOTAL ENERGY		154,431
FINANCIALS - 11.0%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,435
5.75% 1/24/22	7,392	8,675
5.95% 1/18/18	4,817	5,635
6.75% 10/1/37	9,413	10,675
Lazard Group LLC:
6.85% 6/15/17	2,464	2,840
7.125% 5/15/15	7,737	8,579
Morgan Stanley:
3.75% 2/25/23	8,227	8,313
4.75% 4/1/14	1,376	1,423
4.875% 11/1/22	14,515	15,328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 7,597	$ 8,809
6.625% 4/1/18	7,981	9,499
7.3% 5/13/19	4,777	5,926
		92,137
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,698	4,145
Credit Suisse 6% 2/15/18	8,864	10,227
Discover Bank:
7% 4/15/20	6,703	8,324
8.7% 11/18/19	1,409	1,885
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,287
8.25% 3/1/38	2,385	3,330
Fifth Third Bank 4.75% 2/1/15	949	1,015
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	3,533	3,537
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,387
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,980
JPMorgan Chase Bank 6% 10/1/17	5,986	7,088
KeyBank NA 6.95% 2/1/28	1,344	1,665
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,677
Regions Bank:
6.45% 6/26/37	9,230	9,876
7.5% 5/15/18	13,167	16,064
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,188
7.75% 11/10/14	4,705	5,187
Royal Bank of Scotland Group PLC 6.125% 12/15/22	13,328	13,987
Wachovia Corp. 4.875% 2/15/14	4,283	4,458
		107,307
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (d)	4,866	4,979
5.2% 4/27/22	4,096	4,635
General Electric Capital Corp.:
1% 12/11/15	5,560	5,598
2.1% 12/11/19	1,900	1,936
HSBC USA, Inc. 1.625% 1/16/18	6,024	6,051
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 1,673	$ 1,685
2.125% 10/2/17 (d)	1,850	1,866
		26,750
Diversified Financial Services - 2.2%
Bank of America Corp.:
3.3% 1/11/23	9,561	9,534
3.875% 3/22/17	3,343	3,602
5.65% 5/1/18	3,745	4,348
5.75% 12/1/17	9,833	11,381
6.5% 8/1/16	5,430	6,266
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,316
4.05% 7/30/22	2,865	2,975
4.5% 1/14/22	15,000	16,696
5.875% 1/30/42	3,861	4,703
6.125% 5/15/18	3,326	3,980
6.5% 8/19/13	1,317	1,353
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,574
3.2% 1/25/23	13,623	13,653
3.25% 9/23/22	17,673	17,841
4.35% 8/15/21	15,680	17,293
4.5% 1/24/22	4,927	5,486
4.95% 3/25/20	8,888	10,236
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	5,895
TECO Finance, Inc.:
4% 3/15/16	1,439	1,550
5.15% 3/15/20	2,067	2,391
		148,073
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	3,411	3,812
Aon Corp.:
3.125% 5/27/16	4,835	5,103
5% 9/30/20	2,135	2,442
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,702
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,710
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 4,757	$ 5,482
6.625% 4/15/42	1,708	2,208
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,273	5,762
6.7% 8/15/16 (d)	7,459	8,581
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,332
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,736	3,117
MetLife, Inc.:
1.756% 12/15/17 (c)	2,220	2,246
3.048% 12/15/22	4,547	4,552
6.75% 6/1/16	4,485	5,293
Metropolitan Life Global Funding I 3% 1/10/23 (d)	4,260	4,251
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,091
Pacific LifeCorp 5.125% 1/30/43 (d)	6,564	6,425
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,107
5.8% 11/16/41	3,662	4,274
6.2% 11/15/40	1,810	2,207
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,446
Unum Group:
5.625% 9/15/20	4,155	4,808
5.75% 8/15/42	5,042	5,453
		112,404
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,593
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,223
Camden Property Trust:
2.95% 12/15/22	2,605	2,533
5.375% 12/15/13	1,818	1,880
DDR Corp. 4.625% 7/15/22	9,008	9,739
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,957
7.5% 4/1/17	2,623	3,128
9.625% 3/15/16	5,988	7,318
Duke Realty LP:
3.875% 10/15/22	8,795	9,032
4.375% 6/15/22	2,822	3,011
4.625% 5/15/13	317	319
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 5,369	$ 5,671
5.5% 3/1/16	5,038	5,555
5.95% 2/15/17	1,536	1,754
6.25% 5/15/13	3,886	3,927
6.5% 1/15/18	5,065	6,013
Equity One, Inc.:
3.75% 11/15/22	12,000	11,785
5.375% 10/15/15	585	639
6% 9/15/17	3,423	3,917
6.25% 1/15/17	2,422	2,759
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,717
5.9% 4/1/20	1,389	1,655
6.2% 1/15/17	1,215	1,416
Health Care REIT, Inc. 2.25% 3/15/18	2,125	2,144
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,173
6.65% 1/15/18	2,600	2,957
UDR, Inc. 5.5% 4/1/14	6,383	6,679
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,862
Weingarten Realty Investors 3.375% 10/15/22	990	973
		114,329
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,628
6.3% 6/1/13	4,607	4,662
BioMed Realty LP:
3.85% 4/15/16	5,000	5,325
4.25% 7/15/22	2,226	2,332
6.125% 4/15/20	1,872	2,187
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,720
4.95% 4/15/18	2,804	3,118
5.7% 5/1/17	2,243	2,537
7.5% 5/15/15	805	905
Colonial Properties Trust 5.5% 10/1/15	5,995	6,512
Colonial Realty LP 6.05% 9/1/16	4,436	4,975
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 7,320	$ 8,218
5.2% 4/1/13	6,349	6,370
5.75% 6/15/17	1,259	1,477
Liberty Property LP:
3.375% 6/15/23	3,567	3,527
4.125% 6/15/22	2,421	2,540
5.5% 12/15/16	3,158	3,580
6.625% 10/1/17	3,709	4,414
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,642
4.5% 4/18/22	1,473	1,567
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,084
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,741	7,126
5.5% 1/15/14 (d)	4,505	4,641
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,344
Regency Centers LP 5.25% 8/1/15	2,315	2,523
Simon Property Group LP 2.75% 2/1/23	4,461	4,383
Tanger Properties LP:
6.125% 6/1/20	4,725	5,788
6.15% 11/15/15	9,117	10,339
Ventas Realty LP 2% 2/15/18	4,367	4,379
		132,683
TOTAL FINANCIALS		733,683
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	10,162
5.375% 5/15/43	1,536	1,745
5.65% 6/15/42	3,922	4,613
		16,520
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	721	724
2.75% 11/15/22	2,908	2,839
4.125% 11/15/42	1,623	1,561
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.:
3.5% 11/15/16	$ 7,074	$ 7,621
4.75% 11/15/21	5,135	5,800
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,720
6.25% 6/15/14	1,557	1,664
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	2,024
2.75% 2/15/23	865	855
2.875% 3/15/23	8,722	8,692
3.95% 10/15/42	1,185	1,119
4.25% 3/15/43	6,000	5,924
WellPoint, Inc.:
3.3% 1/15/23	20,698	20,949
4.65% 1/15/43	5,973	6,043
		70,535
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,181	6,259
2.9% 11/6/22 (d)	6,340	6,338
4.4% 11/6/42 (d)	6,191	6,298
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,741	1,756
3.25% 10/1/22	2,599	2,621
Zoetis, Inc.:
1.875% 2/1/18 (d)	1,077	1,081
3.25% 2/1/23 (d)	2,627	2,643
4.7% 2/1/43 (d)	2,636	2,701
		29,697
TOTAL HEALTH CARE		116,752
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,091
6.795% 2/2/20	222	231
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,856	$ 1,949
8.36% 1/20/19	6,946	7,588
		10,859
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	4,032
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,398
TOTAL INDUSTRIALS		18,289
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,903
6.55% 10/1/17	2,421	2,894
		7,797
MATERIALS - 0.3%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,030
4.25% 11/15/20	2,512	2,760
4.375% 11/15/42	2,291	2,195
7.6% 5/15/14	5,582	6,037
		16,022
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,371
TOTAL MATERIALS		21,393
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	9,588	9,024
5.35% 9/1/40	3,156	3,457
5.55% 8/15/41	28,351	31,984
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	287
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 528	$ 556
6% 4/1/17	1,320	1,431
6.15% 9/15/19	3,260	3,514
Embarq Corp.:
7.082% 6/1/16	3,438	3,950
7.995% 6/1/36	2,427	2,576
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,330
		64,109
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,149
3.125% 7/16/22	3,499	3,482
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,424
		18,055
TOTAL TELECOMMUNICATION SERVICES		82,164
UTILITIES - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,843
2.95% 12/15/22	2,683	2,673
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,606
Duke Capital LLC 5.668% 8/15/14	6,310	6,732
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,443	4,079
6.4% 9/15/20 (d)	9,167	11,024
Edison International 3.75% 9/15/17	3,716	4,038
FirstEnergy Corp.:
2.75% 3/15/18	2,936	2,936
4.25% 3/15/23	8,324	8,318
7.375% 11/15/31	9,449	11,222
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,812
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,335
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,752
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,093
		84,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,894	$ 3,383
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,669
		5,052
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,900
6.5% 5/1/18	5,351	6,352
PSEG Power LLC 2.75% 9/15/16	1,192	1,241
		10,493
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.611% 9/30/66 (g)	8,352	7,802
7.5% 6/30/66 (g)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,309
5.25% 2/15/43	5,352	5,680
5.4% 7/15/14	1,393	1,477
5.45% 9/15/20	1,461	1,713
5.8% 2/1/42	2,709	3,024
5.95% 6/15/41	4,935	5,573
6.4% 3/15/18	4,529	5,437
Sempra Energy:
2.3% 4/1/17	5,159	5,357
2.875% 10/1/22	7,893	7,874
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,343
		54,645
TOTAL UTILITIES		154,653
TOTAL NONCONVERTIBLE BONDS (Cost $1,422,543)		1,517,224
U.S. Government and Government Agency Obligations - 31.6%

U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	15,763	15,880
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.3%
U.S. Treasury Bonds:
2.75% 11/15/42	$ 134,444	$ 125,201
3.125% 2/15/43	224,449	225,922
U.S. Treasury Notes:
0.375% 1/15/16	1,323,249	1,324,800
0.75% 10/31/17 (f)	28,189	28,259
0.875% 1/31/18	367,840	370,082
1.625% 8/15/22	3	3
1.875% 10/31/17	24,112	25,421
TOTAL U.S. TREASURY OBLIGATIONS		2,099,688
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,106,390)		2,115,568
U.S. Government Agency - Mortgage Securities - 15.9%

Fannie Mae - 9.2%
2.5% 11/1/27 to 12/1/27	5,908	6,140
2.5% 3/1/28 (e)	13,100	13,607
2.5% 3/1/28 (e)	400	415
2.5% 3/1/28 (e)	400	415
2.559% 6/1/36 (g)	133	142
2.842% 2/1/35 (g)	2,315	2,489
2.944% 7/1/37 (g)	314	333
3% 4/1/27 to 2/1/43	14,583	15,257
3% 2/1/43	162	168
3% 2/1/43	217	226
3% 3/1/43 (e)	19,400	20,087
3% 3/1/43 (e)	65,900	68,234
3% 3/1/43 (e)	22,100	22,883
3% 3/1/43 (e)	16,200	16,774
3% 4/1/43 (e)	19,400	20,038
3% 4/1/43 (e)	11,100	11,465
3% 4/1/43 (e)	8,100	8,366
3% 4/1/43 (e)	8,100	8,366
3.5% 1/1/26 to 3/1/43 (e)	44,068	46,742
3.5% 2/1/43	101	107
3.5% 2/1/43	576	611
3.5% 2/1/43	100	106
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/43 (e)	$ 5,800	$ 6,134
3.5% 3/1/43 (e)	6,000	6,345
3.5% 3/1/43 (e)	6,000	6,345
3.5% 3/1/43 (e)	7,400	7,826
3.5% 3/1/43 (e)	8,400	8,883
3.5% 3/1/43 (e)	3,300	3,490
3.5% 3/1/43 (e)	5,700	6,028
3.5% 3/1/43 (e)	300	317
3.5% 3/1/43 (e)	2,200	2,327
3.5% 4/1/43 (e)	12,200	12,872
4% 9/1/26 to 7/1/42 (e)	93,278	100,377
4% 9/1/41	161	173
4% 3/1/43 (e)	6,700	7,143
4% 3/1/43 (e)	8,200	8,742
4% 3/1/43 (e)	2,700	2,878
4.5% 12/1/23 to 10/1/41	32,883	35,661
4.5% 3/1/43 (e)	19,500	20,994
5% 10/1/21 to 9/1/25	1,636	1,771
5.5% 7/1/28 to 10/1/38	49,705	54,551
6% 3/1/22 to 7/1/41	37,583	41,410
6.5% 7/1/32 to 8/1/36	16,823	19,229
TOTAL FANNIE MAE		616,467
Freddie Mac - 3.9%
3% 8/1/42 (e)	375	388
3% 8/1/42 (e)	307	317
3% 11/1/42 (e)	221	229
3% 11/1/42 (e)	621	642
3% 11/1/42 (e)	3,116	3,224
3% 1/1/43 (e)	2,083	2,151
3% 1/1/43 to 2/1/43	38,120	39,323
3% 2/1/43	281	290
3% 2/1/43 (e)	165	171
3% 2/1/43 (e)	358	370
3.439% 10/1/35 (g)	190	205
3.5% 1/1/26 to 3/1/43	27,635	29,305
3.5% 2/1/43	694	735
3.5% 2/1/43	450	474
3.5% 2/1/43	1,267	1,337
3.5% 3/1/43 (e)	4,400	4,633
4% 6/1/24 to 4/1/42	20,285	21,923
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 7/1/25 to 10/1/41	$ 65,840	$ 71,487
5% 1/1/35 to 4/1/41	42,829	46,548
5.5% 12/1/27 to 1/1/40	29,188	31,649
6% 7/1/37 to 8/1/37	2,070	2,267
6.5% 9/1/39	2,827	3,135
TOTAL FREDDIE MAC		260,803
Ginnie Mae - 2.8%
3% 8/20/42 to 12/20/42	31,387	32,912
3% 3/1/43 (e)	3,000	3,141
3.5% 3/15/42 to 10/20/42 (e)	6,362	6,854
3.5% 3/1/43 (e)	3,300	3,535
3.5% 3/1/43 (e)	5,600	5,998
3.5% 3/1/43 (e)	5,400	5,784
4% 1/15/25 to 11/15/41	31,373	34,139
4.5% 5/15/39 to 4/15/41	45,104	49,572
5% 3/15/39 to 9/15/41	30,402	33,717
5.5% 12/20/28 to 12/15/38	6,495	7,185
6% 9/20/38	3,755	4,227
TOTAL GINNIE MAE		187,064
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,053,067)		1,064,334
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (g)	501	464
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (g)	181	177
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (g)	31	31
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (d)(g)	5,762	3,342
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (g)	45	41
Series 2004-R2 Class M3, 1.0267% 4/25/34 (g)	62	48
Series 2005-R2 Class M1, 0.6517% 4/25/35 (g)	1,307	1,275
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (g)	30	26
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 1.0267% 5/25/34 (g)	$ 808	$ 756
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (g)	804	284
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(g)	44	40
Class B, 0.9507% 7/20/39 (d)(g)	355	162
Class C, 1.3007% 7/20/39 (d)(g)	456	0
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (g)	1,140	588
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (g)	21	21
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (g)	48	46
Series 2004-3 Class M4, 1.6567% 4/25/34 (g)	101	48
Series 2004-4 Class M2, 0.9967% 6/25/34 (g)	372	330
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (g)	25	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (g)	231	168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (g)	12	9
Fremont Home Loan Trust Series 2005-A Class M4, 1.2217% 1/25/35 (g)	231	27
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	2,174	1,479
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(g)	97	93
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(g)	807	745
Class B, 0.4812% 11/15/34 (d)(g)	292	248
Class C, 0.5812% 11/15/34 (d)(g)	484	348
Class D, 0.9512% 11/15/34 (d)(g)	231	155
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(g)	259	72
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(g)	1,077	1,064
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (g)	163	159
Series 2003-3 Class M1, 1.4917% 8/25/33 (g)	403	371
Series 2003-5 Class A2, 0.9017% 12/25/33 (g)	21	18
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (g)	913	444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (g)	$ 913	$ 884
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (g)	283	270
Series 2006-A Class 2C, 1.46% 3/27/42 (g)	1,605	78
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (g)	421	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (g)	70	57
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (g)	240	208
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (g)	694	581
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (g)	1,464	1,306
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (g)	36	32
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (g)	84	42
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (g)	253	231
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (g)	264	11
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (g)	903	740
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(g)	449	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(g)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (g)	337	270
Class M4, 1.6517% 9/25/34 (g)	433	127
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (g)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(g)	190	189
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (g)	799	546
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (g)	46	19
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	178	181
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (g)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(g)	1,746	22
TOTAL ASSET-BACKED SECURITIES (Cost $18,226)		18,917
Collateralized Mortgage Obligations - 4.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	$ 1,236	$ 1,244
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (g)	594	618
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3807% 12/20/54 (g)	2,694	2,514
Class M1, 0.5407% 12/20/54 (g)	710	635
Series 2007-1:
Class 1M1, 0.5007% 12/20/54 (g)	894	800
Class 2M1, 0.7007% 12/20/54 (g)	1,148	1,027
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (g)	341	328
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (g)	963	785
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (g)	430	314
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (g)	761	657
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (g)	1,105	1,062
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(g)	496	436
Class B6, 3.0492% 7/10/35 (d)(g)	658	566
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(g)	68	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (g)	169	167
TOTAL PRIVATE SPONSOR		11,238
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6017% 6/25/37 (g)	15,969	15,984
Series 2007-85 Class FL, 0.7417% 9/25/37 (g)	6,103	6,155
Series 2007-89 Class FT, 0.7717% 9/25/37 (g)	4,282	4,314
Series 2012-110 Class JF, 0.6517% 10/25/42 (g)	7,174	7,185
Series 2012-122:
Class FM, 0.6017% 11/25/42 (g)	22,917	23,039
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2012-122:
Class LF, 0.6017% 11/25/42 (g)	$ 34,420	$ 34,605
Series 2012-93 Class FE, 0.6017% 9/25/42 (g)	19,358	19,392
floater planned amortization class:
Series 2012-128 Class VF, 0.4517% 6/25/42 (g)	21,465	21,515
Series 2012-111 Class NF, 0.5517% 5/25/42 (g)	4,417	4,424
Series 2012-113 Class PF, 0.5517% 10/25/40 (g)	11,174	11,203
Series 2012-128 Class YF, 0.5017% 6/25/42 (g)	19,993	20,080
floater sequential payer:
Series 2012-101 Class FB, 0.6517% 5/25/39 (g)	16,854	17,032
Series 2012-111 Class JF 0.6017% 7/25/40 (g)	510	514
Freddie Mac:
floater:
Series 3349 Class FE, 0.6912% 7/15/37 (g)	5,086	5,112
Series 3376 Class FA, 0.8012% 10/15/37 (g)	5,242	5,306
Series 4087 Class FB, 0.6712% 7/15/42 (g)	39,423	39,502
floater planned amortization class Series 4094 Class BF, 0.6012% 8/15/32 (g)	6,273	6,298
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6817% 10/16/40 (g)	6,754	6,764
Series 2012-113 Class FJ, 0.4547% 1/20/42 (g)	10,584	10,616
Series 2012-48 Class FA, 0.5517% 4/16/42 (g)	11,633	11,667
Series 2012-75 Class FA, 0.6547% 6/20/42 (g)	10,670	10,754
Series 2012-76 Class GF 0.5017% 6/16/42 (g)	2,535	2,525
Series 2012-93 Class NF, 0.6047% 7/20/42 (g)	7,823	7,829
floater sequential payer Series 2010-113 Class JF, 0.6047% 3/20/38 (g)	5,671	5,686
TOTAL U.S. GOVERNMENT AGENCY		297,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $303,905)		308,739
Commercial Mortgage Securities - 7.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (g)(i)	589	19
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,102	1,111
Series 2005-1 Class A3, 4.877% 11/10/42	171	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-2 Class AAB, 5.7141% 5/10/45 (g)	$ 744	$ 782
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,373
Series 2007-4 Class A3, 5.806% 2/10/51 (g)	735	774
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	615
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,558
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	61
Series 2007-3:
Class A3, 5.5925% 6/10/49 (g)	1,828	1,828
Class A4, 5.5925% 6/10/49 (g)	2,283	2,625
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class G, 0.5312% 10/15/19 (d)(g)	423	419
Class H, 0.5712% 10/15/19 (d)(g)	1,388	1,305
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(g)	43	31
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(g)	296	248
Class M1, 0.6417% 11/25/35 (d)(g)	80	52
Class M2, 0.6917% 11/25/35 (d)(g)	60	38
Class M3, 0.7117% 11/25/35 (d)(g)	53	33
Class M4, 0.8017% 11/25/35 (d)(g)	67	32
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(g)	750	592
Class B1, 1.6017% 1/25/36 (d)(g)	81	13
Class M1, 0.6517% 1/25/36 (d)(g)	242	134
Class M2, 0.6717% 1/25/36 (d)(g)	91	48
Class M3, 0.7017% 1/25/36 (d)(g)	133	68
Class M4, 0.8117% 1/25/36 (d)(g)	73	36
Class M5, 0.8517% 1/25/36 (d)(g)	73	26
Class M6, 0.9017% 1/25/36 (d)(g)	78	21
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(g)	145	118
Class M1, 0.5817% 4/25/36 (d)(g)	88	57
Class M2, 0.6017% 4/25/36 (d)(g)	93	58
Class M3, 0.6217% 4/25/36 (d)(g)	80	48
Class M4, 0.7217% 4/25/36 (d)(g)	45	26
Class M5, 0.7617% 4/25/36 (d)(g)	44	24
Class M6, 0.8417% 4/25/36 (d)(g)	88	37
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(g)	2,010	1,575
Class A2, 0.4817% 7/25/36 (d)(g)	130	102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class B1, 1.0717% 7/25/36 (d)(g)	$ 82	$ 15
Class M1, 0.5117% 7/25/36 (d)(g)	136	65
Class M2, 0.5317% 7/25/36 (d)(g)	96	43
Class M3, 0.5517% 7/25/36 (d)(g)	80	34
Class M4, 0.6217% 7/25/36 (d)(g)	91	23
Class M5, 0.6717% 7/25/36 (d)(g)	66	15
Class M6, 0.7417% 7/25/36 (d)(g)	99	21
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(g)	109	16
Class M5, 0.6817% 10/25/36 (d)(g)	128	7
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (d)(g)	2,181	1,336
Class M1, 0.4917% 12/25/36 (d)(g)	175	61
Class M2, 0.5117% 12/25/36 (d)(g)	117	32
Class M3, 0.5417% 12/25/36 (d)(g)	119	30
Class M6, 0.7217% 12/25/36 (d)(g)	90	3
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(g)	458	265
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(g)	1,244	871
Class A2, 0.5217% 7/25/37 (d)(g)	1,164	568
Class M1, 0.5717% 7/25/37 (d)(g)	397	109
Class M2, 0.6117% 7/25/37 (d)(g)	259	44
Class M3, 0.6917% 7/25/37 (d)(g)	262	26
Class M4, 0.8517% 7/25/37 (d)(g)	435	27
Class M5, 0.9517% 7/25/37 (d)(g)	384	17
Class M6, 1.2017% 7/25/37 (d)(g)	250	2
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(g)	443	231
Class B1, 1.1517% 7/25/37 (d)(g)	267	20
Class B2, 1.8017% 7/25/37 (d)(g)	117	6
Class M1, 0.5117% 7/25/37 (d)(g)	235	79
Class M2, 0.5417% 7/25/37 (d)(g)	251	70
Class M3, 0.5717% 7/25/37 (d)(g)	405	88
Class M4, 0.7017% 7/25/37 (d)(g)	637	107
Class M5, 0.8017% 7/25/37 (d)(g)	322	46
Class M6, 1.0017% 7/25/37 (d)(g)	245	30
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(g)	212	20
Class M2, 1.2517% 9/25/37 (d)(g)	212	16
Class M4, 1.8017% 9/25/37 (d)(g)	431	21
Class M5, 1.9517% 9/25/37 (d)(g)	274	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(g)	$ 296	$ 293
Class J, 1.0512% 3/15/19 (d)(g)	323	307
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(g)	489	462
Class E, 0.5012% 3/15/22 (d)(g)	2,030	1,877
Class F, 0.5512% 3/15/22 (d)(g)	1,246	1,127
Class G, 0.6012% 3/15/22 (d)(g)	401	355
Class H, 0.7512% 3/15/22 (d)(g)	489	423
Class J, 0.9012% 3/15/22 (d)(g)	489	411
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	32	32
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(g)(i)	12,947	72
Series 2006-T22 Class A4, 5.5728% 4/12/38 (g)	137	154
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(g)(i)	1,678	5
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(g)(i)	88,774	763
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	48,388	224
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(g)	410	382
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,341
Class XCL, 1.3266% 5/15/35 (d)(g)(i)	5,417	85
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(g)	60	58
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (d)(g)	105	104
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (g)	654	659
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,102
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (g)	1,095	1,167
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	374
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(g)	$ 1	$ 1
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(g)	100	89
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(g)	673	639
Class D, 0.5412% 11/15/17 (d)(g)	35	33
Class E, 0.5912% 11/15/17 (d)(g)	124	114
Class F, 0.6512% 11/15/17 (d)(g)	95	86
Class G, 0.7012% 11/15/17 (d)(g)	66	58
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(g)	1,560	1,495
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,201
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,353	1,360
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,283
Series 2006-C8 Class XP, 0.4673% 12/10/46 (g)(i)	8,934	36
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6803% 6/15/39 (g)	16,488	18,942
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (g)(i)	5,567	32
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,127
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(g)	3,907	3,430
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (g)(i)	291	0 *
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(g)(i)	1,221	2
Series 2006-C1 Class A3, 5.4088% 2/15/39 (g)	3,325	3,355
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(g)	414	402
Class C:
0.3712% 2/15/22 (d)(g)	1,180	1,109
0.4712% 2/15/22 (d)(g)	421	395
Class F, 0.5212% 2/15/22 (d)(g)	843	790
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (g)(i)	19,902	73
Class B, 5.487% 2/15/40 (d)(g)	1,677	242
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 15,222
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(g)(i)	635	10
Series 2007-C1 Class XP, 0.1604% 12/10/49 (g)(i)	15,689	35
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(g)	412	396
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,018	15,971
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(g)(i)	21,930	108
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(g)	197	197
Class F, 0.6477% 6/6/20 (d)(g)	528	527
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,170	2,174
Class C, 2.0056% 3/6/20 (d)(g)	1,041	1,046
Class D, 2.2018% 3/6/20 (d)(g)	6,868	6,902
Class F, 2.6334% 3/6/20 (d)(g)	107	108
Class G, 2.7903% 3/6/20 (d)(g)	54	54
Class H, 3.3004% 3/6/20 (d)(g)	479	482
Class J, 4.0852% 3/6/20 (d)(g)	686	691
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	250	253
Series 2007-GG10 Class A2, 5.778% 8/10/45	238	241
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(g)	541	525
Class C, 0.4112% 11/15/18 (d)(g)	384	371
Class D, 0.4312% 11/15/18 (d)(g)	152	144
Class E, 0.4812% 11/15/18 (d)(g)	219	202
Class F, 0.5312% 11/15/18 (d)(g)	262	232
Class G, 0.5612% 11/15/18 (d)(g)	228	193
Class H, 0.7012% 11/15/18 (d)(g)	219	176
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	305	320
Class A3, 5.336% 5/15/47	25,526	28,812
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (g)	2,710	3,116
Series 2007-LD11 Class A4, 5.8124% 6/15/49 (g)	50,944	58,533
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,082	1,095
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	$ 209	$ 209
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	744	766
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (g)	93	33
Class C, 5.7259% 2/12/49 (g)	245	68
Class D, 5.7259% 2/12/49 (g)	257	43
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	90	7
Class ES, 5.562% 1/15/49 (d)(g)	566	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	15	15
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	18	18
Series 2006-C7 Class A2, 5.3% 11/15/38	631	665
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (g)(i)	5,268	21
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (g)(i)	1,875	8
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,341
Class XCP, 0.2757% 9/15/45 (g)(i)	86,055	443
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(g)	351	340
Class E, 0.4912% 9/15/21 (d)(g)	1,265	1,212
Class F, 0.5412% 9/15/21 (d)(g)	723	686
Class G, 0.5612% 9/15/21 (d)(g)	3,017	2,830
Class H, 0.6012% 9/15/21 (d)(g)	369	339
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	924	938
Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(g)	953	675
Series 2006-C1 Class A2, 5.683% 5/12/39 (g)	433	435
Series 2007-C1 Class A4, 5.8505% 6/12/50 (g)	4,145	4,795
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,729
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	702	734
Series 2007-5:
Class A3, 5.364% 8/12/48	425	434
Class A4, 5.378% 8/12/48	46,472	52,660
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 26,699	$ 30,370
Series 2007-7 Class A4, 5.7411% 6/12/50 (g)	3,832	4,390
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(i)	17,986	203
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	265
Series 2007-7 Class B, 5.7411% 6/12/50 (g)	1,409	80
Series 2007-8 Class A3, 5.9357% 8/12/49 (g)	944	1,095
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(g)	227	91
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (d)(g)	629	593
Class D, 0.392% 10/15/20 (d)(g)	422	390
Class E, 0.452% 10/15/20 (d)(g)	528	472
Class F, 0.502% 10/15/20 (d)(g)	397	343
Class G, 0.542% 10/15/20 (d)(g)	491	400
Class H, 0.632% 10/15/20 (d)(g)	309	211
Class J, 0.782% 10/15/20 (d)(g)	179	63
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	943	949
Series 2006-T23 Class A3, 5.815% 8/12/41 (g)	559	580
Series 2007-HQ12 Class A4, 5.5917% 4/12/49 (g)	5,793	6,223
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	21,858
Class B, 5.7489% 4/15/49 (g)	269	81
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	70
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (d)(g)	1,099	1,031
Class F, 0.5412% 9/15/21 (d)(g)	1,189	1,105
Class G, 0.5612% 9/15/21 (d)(g)	1,126	1,021
Class J, 0.8012% 9/15/21 (d)(g)	314	238
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(g)	2,710	2,391
Class LXR1, 0.9012% 6/15/20 (d)(g)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,981
Series 2007-C30:
Class A3, 5.246% 12/15/43	298	303
Class A4, 5.305% 12/15/43	322	353
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A5, 5.342% 12/15/43	$ 30,892	$ 34,862
Series 2007-C31:
Class A4, 5.509% 4/15/47	13,280	15,055
Class A5, 5.5% 4/15/47	7,650	8,759
Series 2007-C32 Class A3, 5.7388% 6/15/49 (g)	45,421	52,169
Series 2007-C33 Class A4, 5.9245% 2/15/51 (g)	7,536	8,698
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(g)	652	657
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,157
Series 2005-C22:
Class B, 5.3875% 12/15/44 (g)	2,428	1,664
Class F, 5.3875% 12/15/44 (d)(g)	1,826	508
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(g)(i)	11,490	59
Series 2007-C31 Class C, 5.6823% 4/15/47 (g)	4,515	2,619
Series 2007-C31A Class A2, 5.421% 4/15/47	2,096	2,107
Series 2007-C32:
Class D, 5.7388% 6/15/49 (g)	823	221
Class E, 5.7388% 6/15/49 (g)	1,297	322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $453,061)		493,866
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,907
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,406
7.3% 10/1/39	790	1,104
7.5% 4/1/34	6,270	8,753
7.55% 4/1/39	5,955	8,660
7.6% 11/1/40	14,085	20,790
7.625% 3/1/40	2,175	3,173
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,034
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	27,888
Series 2010-1, 6.63% 2/1/35	3,440	3,904
Series 2010-3:
6.725% 4/1/35	5,880	6,738
7.35% 7/1/35	1,925	2,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 2,550	$ 2,916
5.877% 3/1/19	4,260	4,893
TOTAL MUNICIPAL SECURITIES (Cost $91,196)		95,496
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $7,369)	6,724	7,053
Fixed-Income Funds - 20.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,269,524	1,120,302
Fidelity Specialized High Income Central Fund (h)	2,615,015	278,839
TOTAL FIXED-INCOME FUNDS (Cost $1,330,840)		1,399,141
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.16% (a) (Cost $37,393)	37,392,917	37,393
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $6,824,060)		7,057,731
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(355,650)
NET ASSETS - 100%		$ 6,702,081
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (5,000)	(5,177)
3% 3/1/43	(5,100)	(5,281)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 3/1/43	$ (3,200)	$ (3,313)
3% 3/1/43	(7,800)	(8,076)
3% 3/1/43	(19,400)	(20,087)
3% 3/1/43	(11,100)	(11,493)
3% 3/1/43	(8,100)	(8,387)
3% 3/1/43	(8,100)	(8,387)
3% 3/1/43	(16,200)	(16,774)
3.5% 3/1/43	(3,300)	(3,490)
3.5% 3/1/43	(5,600)	(5,922)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(3,300)	(3,490)
3.5% 3/1/43	(5,700)	(6,028)
3.5% 3/1/43	(2,200)	(2,327)
3.5% 3/1/43	(300)	(317)
3.5% 3/1/43	(12,200)	(12,902)
3.5% 3/1/43	(300)	(317)
3.5% 3/1/43	(2,200)	(2,327)
3.5% 3/1/43	(5,400)	(5,711)
4% 3/1/43	(9,400)	(10,021)
4% 3/1/43	(2,700)	(2,878)
TOTAL FANNIE MAE		(142,811)
Freddie Mac
3.5% 3/1/43	(2,400)	(2,527)
3.5% 3/1/43	(4,300)	(4,528)
5% 3/1/43	(4,000)	(4,304)
TOTAL FREDDIE MAC		(11,359)
Ginnie Mae
3.5% 3/1/43	(5,400)	(5,784)
TOTAL TBA SALE COMMITMENTS (Proceeds $159,504)		$ (159,954)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 49	$ (395)	$ (346)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	38	(289)	(251)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	225	(659)	(434)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	225	(565)	(340)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(242)	57	(185)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(242)	151	(91)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	26	(126)	(100)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	18	(198)	(180)
TOTAL BUY PROTECTION						97	(2,024)	(1,927)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,088	(1,980)	41	(1,939)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	5,675	(5,380)	112	(5,268)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,271	(1,205)	25	(1,180)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	4,245	(4,024)	84	(3,940)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,315	(2,195)	46	(2,149)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	3,791	(3,594)	73	(3,521)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	147	(4)	0	(4)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(288)	0	(288)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	$ 486	$ (90)	$ 0	$ (90)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	613	(322)	0	(322)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	464	(68)	0	(68)
TOTAL SELL PROTECTION						(19,150)	381	(18,769)
TOTAL CREDIT DEFAULT SWAPS						$ (19,053)	$ (1,643)	$ (20,696)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,445,000 or 3.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $23,533,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 308
Fidelity Mortgage Backed Securities Central Fund	9,885
Fidelity Specialized High Income Central Fund	5,633
Total	$ 15,826
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 349,824	$ -	$ 1,120,302	7.4%
Fidelity Specialized High Income Central Fund	140,165	135,650	-	278,839	72.6%
Total	$ 918,099	$ 485,474	$ -	$ 1,399,141
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,517,224	$ -	$ 1,515,275	$ 1,949
U.S. Government and Government Agency Obligations	2,115,568	-	2,115,568	-
U.S. Government Agency - Mortgage Securities	1,064,334	-	1,064,334	-
Asset-Backed Securities	18,917	-	12,517	6,400
Collateralized Mortgage Obligations	308,739	-	308,739	-
Commercial Mortgage Securities	493,866	-	493,558	308
Municipal Securities	95,496	-	95,496	-
Foreign Government and Government Agency Obligations	7,053	-	7,053	-
Fixed-Income Funds	1,399,141	1,399,141	-	-
Money Market Funds	37,393	37,393	-	-
Total Investments in Securities:	$ 7,057,731	$ 1,436,534	$ 5,612,540	$ 8,657
Derivative Instruments:
Assets
Swap Agreements	$ 581	$ -	$ 581	$ -
Liabilities
Swap Agreements	$ (19,634)	$ -	$ (19,634)	$ -
Total Derivative Instruments:	$ (19,053)	$ -	$ (19,053)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (159,954)	$ -	$ (159,954)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 581	$ (19,634)
Total Value of Derivatives	$ 581	$ (19,634)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,455,827)	$ 5,621,197
Fidelity Central Funds (cost $1,368,233)	1,436,534
Total Investments (cost $6,824,060)		$ 7,057,731
Receivable for investments sold, regular delivery		2,097
Receivable for TBA sale commitments		159,504
Receivable for swap agreements		9
Receivable for fund shares sold		3,292
Interest receivable		26,664
Distributions receivable from Fidelity Central Funds		9
Swap agreements, at value		581
Receivable from investment adviser for expense reductions		3
Other receivables		127
Total assets		7,250,017

Liabilities
Payable for investments purchased Regular delivery	$ 21,565
Delayed delivery	337,125
TBA sale commitments, at value	159,954
Payable for swap agreements	1,167
Payable for fund shares redeemed	5,082
Distributions payable	642
Swap agreements, at value	19,634
Accrued management fee	1,770
Distribution and service plan fees payable	67
Other affiliated payables	803
Other payables and accrued expenses	127
Total liabilities		547,936

Net Assets		$ 6,702,081
Net Assets consist of:
Paid in capital		$ 6,697,096
Undistributed net investment income		2,147
Accumulated undistributed net realized gain (loss) on investments		(209,686)
Net unrealized appreciation (depreciation) on investments		212,524
Net Assets		$ 6,702,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,320 ÷ 12,982 shares)	$ 7.96

Maximum offering price per share (100/96.00 of $7.96)	$ 8.29
Class T: Net Asset Value and redemption price per share ($36,366 ÷ 4,567 shares)	$ 7.96

Maximum offering price per share (100/96.00 of $7.96)	$ 8.29
Class B: Net Asset Value and offering price per share ($5,664 ÷ 711 shares)A	$ 7.97

Class C: Net Asset Value and offering price per share ($39,549 ÷ 4,963 shares)A	$ 7.97

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,058,079 ÷ 760,653 shares)	$ 7.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($459,103 ÷ 57,586 shares)	$ 7.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 62,716
Income from Fidelity Central Funds		15,826
Total income		78,542

Expenses
Management fee	$ 9,846
Transfer agent fees	3,319
Distribution and service plan fees	418
Fund wide operations fee	1,100
Independent trustees' compensation	12
Interest	1
Miscellaneous	7
Total expenses before reductions	14,703
Expense reductions	(6)	14,697
Net investment income (loss)		63,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,745
Swap agreements	(8,752)
Total net realized gain (loss)		(5,007)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,856)
Swap agreements	6,767
Delayed delivery commitments	(71)
Total change in net unrealized appreciation (depreciation)		(20,160)
Net gain (loss)		(25,167)
Net increase (decrease) in net assets resulting from operations		$ 38,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,845	$ 147,962
Net realized gain (loss)	(5,007)	199,143
Change in net unrealized appreciation (depreciation)	(20,160)	(245)
Net increase (decrease) in net assets resulting from operations	38,678	346,860
Distributions to shareholders from net investment income	(60,651)	(144,505)
Share transactions - net increase (decrease)	1,548,833	34,097
Total increase (decrease) in net assets	1,526,860	236,452

Net Assets
Beginning of period	5,175,221	4,938,769
End of period (including undistributed net investment income of $2,147 and distributions in excess of net investment income of $1,047, respectively)	$ 6,702,081	$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.070	.207	.220	.254	.303	.331
Net realized and unrealized gain (loss)	(.023)	.315	.183	.566	.007	(.303)
Total from investment operations	.047	.522	.403	.820	.310	.028
Distributions from net investment income	(.067)	(.202)	(.213)	(.240)	(.310)	(.311)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.067)	(.202)	(.213)	(.240)	(.310)	(.318)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Total Return B,C,D	.58%	6.91%	5.49%	12.10%	4.89%	.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.78%	.78%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.77%	.79%	.80%
Expenses net of all reductions	.77% A	.78%	.78%	.77%	.79%	.80%
Net investment income (loss)	1.76% A	2.66%	2.94%	3.55%	4.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 103	$ 110	$ 101	$ 173	$ 145	$ 79
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.069	.205	.218	.252	.302	.332
Net realized and unrealized gain (loss)	(.023)	.314	.182	.555	.016	(.303)
Total from investment operations	.046	.519	.400	.807	.318	.029
Distributions from net investment income	(.066)	(.199)	(.210)	(.237)	(.308)	(.312)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.066)	(.199)	(.210)	(.237)	(.308)	(.319)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Total Return B,C,D	.57%	6.88%	5.46%	11.90%	5.02%	.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.79% A	.81%	.81%	.80%	.82%	.80%
Expenses net of fee waivers, if any	.79% A	.81%	.81%	.80%	.82%	.80%
Expenses net of all reductions	.79% A	.81%	.81%	.80%	.82%	.79%
Net investment income (loss)	1.74% A	2.63%	2.91%	3.51%	4.65%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 39	$ 38	$ 53	$ 46	$ 53
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.040	.151	.165	.201	.257	.281
Net realized and unrealized gain (loss)	(.023)	.314	.182	.566	.016	(.313)
Total from investment operations	.017	.465	.347	.767	.273	(.032)
Distributions from net investment income	(.037)	(.145)	(.157)	(.187)	(.263)	(.261)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.037)	(.145)	(.157)	(.187)	(.263)	(.268)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Total Return B,C,D	.21%	6.14%	4.71%	11.26%	4.29%	(.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.01% A	1.94%	2.21%	2.81%	3.95%	3.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 12	$ 11	$ 9
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.039	.149	.164	.200	.255	.278
Net realized and unrealized gain (loss)	(.023)	.315	.182	.566	.005	(.304)
Total from investment operations	.016	.464	.346	.766	.260	(.026)
Distributions from net investment income	(.036)	(.144)	(.156)	(.186)	(.260)	(.257)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.036)	(.144)	(.156)	(.186)	(.260)	(.264)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return B,C,D	.20%	6.11%	4.70%	11.24%	4.09%	(.40)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Net investment income (loss)	.99% A	1.92%	2.19%	2.79%	3.91%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 44	$ 31	$ 35	$ 27	$ 14
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) D	.082	.233	.245	.277	.326	.356
Net realized and unrealized gain (loss)	(.023)	.304	.192	.556	.015	(.313)
Total from investment operations	.059	.537	.437	.833	.341	.043
Distributions from net investment income	(.079)	(.227)	(.237)	(.263)	(.331)	(.336)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.079)	(.227)	(.237)	(.263)	(.331)	(.343)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Total Return B,C	.74%	7.12%	5.97%	12.29%	5.39%	.57%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.46%	.44%
Net investment income (loss)	2.07% A	2.99%	3.27%	3.86%	5.00%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 6,058	$ 4,876	$ 4,670	$ 7,345	$ 5,951	$ 9,814
Portfolio turnover rate F	330% A	276%	275% I	174% J	119% H,J	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) D	.079	.229	.240	.274	.322	.353
Net realized and unrealized gain (loss)	(.022)	.315	.184	.565	.005	(.303)
Total from investment operations	.057	.544	.424	.839	.327	.050
Distributions from net investment income	(.077)	(.224)	(.234)	(.259)	(.327)	(.333)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.077)	(.224)	(.234)	(.259)	(.327)	(.340)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return B,C	.71%	7.20%	5.79%	12.38%	5.16%	.66%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.50%	.48%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.53% A	.50%	.48%	.50%	.53%	.50%
Expenses net of all reductions	.53% A	.50%	.48%	.50%	.53%	.49%
Net investment income (loss)	2.00% A	2.94%	3.24%	3.82%	4.94%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 459	$ 100	$ 91	$ 30	$ 27	$ 34
Portfolio turnover rate F	330% A	276%	275% I	174% J	119% H,J	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 228,844
Gross unrealized depreciation	(32,014)
Net unrealized appreciation (depreciation) on securities and other investments	$ 196,830

Tax cost	$ 6,860,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (97,636)

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (8,752)	$ 6,767

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,309,814 and $206,636, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 134	$ 4
Class T	-%	.25%	46	1
Class B	.65%	.25%	28	20
Class C	.75%	.25%	210	48
			$ 418	$ 73

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	3
Class B*	6
Class C*	29
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 86.16
Class T	34.18
Class B	8.25
Class C	36.17
Investment Grade Bond	2,868.10
Institutional Class	287.17
	$ 3,319

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of ..04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,200.48%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding.

Semiannual Report

8. Security Lending - continued

Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $114.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 892	$ 2,753
Class T	305	995
Class B	29	142
Class C	192	703
Investment Grade Bond	56,195	137,321
Institutional Class	3,038	2,591
Total	$ 60,651	$ 144,505

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,722	5,849	$ 13,750	$ 45,371
Reinvestment of distributions	93	288	744	2,244
Shares redeemed	(2,598)	(5,555)	(20,723)	(43,061)
Net increase (decrease)	(783)	582	$ (6,229)	$ 4,554
Class T
Shares sold	606	1,474	$ 4,838	$ 11,437
Reinvestment of distributions	34	115	272	893
Shares redeemed	(928)	(1,732)	(7,411)	(13,458)
Net increase (decrease)	(288)	(143)	$ (2,301)	$ (1,128)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class B
Shares sold	39	145	$ 310	$ 1,129
Reinvestment of distributions	2	13	20	98
Shares redeemed	(158)	(402)	(1,263)	(3,124)
Net increase (decrease)	(117)	(244)	$ (933)	$ (1,897)
Class C
Shares sold	663	2,532	$ 5,305	$ 19,665
Reinvestment of distributions	20	75	159	588
Shares redeemed	(1,201)	(1,156)	(9,604)	(9,014)
Net increase (decrease)	(518)	1,451	$ (4,140)	$ 11,239
Investment Grade Bond
Shares sold	237,806	151,341	$ 1,903,080	$ 1,175,997
Reinvestment of distributions	6,589	16,305	52,641	126,954
Shares redeemed	(94,532)	(165,962)	(754,494)	(1,287,314)
Net increase (decrease)	149,863	1,684	$ 1,201,227	$ 15,637
Institutional Class
Shares sold	48,363	5,413	$ 387,664	$ 42,149
Reinvestment of distributions	297	106	2,373	827
Shares redeemed	(3,609)	(4,813)	(28,828)	(37,284)
Net increase (decrease)	45,051	706	$ 361,209	$ 5,692

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGB-USAN-0413
1.784858.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.77%
Actual		$ 1,000.00	$ 1,005.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.79%
Actual		$ 1,000.00	$ 1,005.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,002.10	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,002.00	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,007.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,007.10	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 66.2%
AAA 0.9%	AAA 1.4%
AA 4.0%	AA 4.6%
A 8.3%	A 4.9%
BBB 16.5%	BBB 15.6%
BB and Below 6.0%	BB and Below 5.0%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.9	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	5.2	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Corporate Bonds 26.4%	Corporate Bonds 22.7%
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 66.2%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 7.9%
Municipal Bonds 1.4%	Municipal Bonds 0.6%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

* Foreign investments	2.5%	** Foreign investments	2.6%
* Futures and Swaps	(0.9)%	** Futures and Swaps	(0.8)%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
Comcast Corp.:
4.65% 7/15/42	$ 17,095	$ 17,778
5.15% 3/1/20	5,596	6,607
5.7% 5/15/18	6,385	7,685
6.5% 1/15/17	4,125	4,951
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,619
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,489
6.4% 4/30/40	5,000	6,428
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,165
News America, Inc. 6.15% 2/15/41	13,033	15,895
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,051
4.5% 9/15/42	3,986	3,631
6.75% 7/1/18	5,587	6,842
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,338
6.2% 3/15/40	5,000	5,921
		123,400
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	1,038	1,057
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,671
Fortune Brands, Inc.:
5.375% 1/15/16	470	523
6.375% 6/15/14	2,462	2,634
Heineken NV:
1.4% 10/1/17 (d)	2,654	2,646
2.75% 4/1/23 (d)	2,773	2,703
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,201
		19,435
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,229
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,507
3.2% 1/25/23	2,882	2,876
4.65% 1/25/43	3,209	3,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
6.125% 2/1/18	$ 3,631	$ 4,379
6.5% 8/11/17	4,718	5,711
6.5% 2/9/40	8,992	11,772
		30,466
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,534
4.25% 8/9/42	3,603	3,442
9.25% 8/6/19	1,776	2,474
9.7% 11/10/18	1,882	2,627
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,813
4.75% 11/1/42	4,468	4,373
6.75% 6/15/17	7,156	8,641
7.25% 6/15/37	9,654	12,628
		52,532
TOTAL CONSUMER STAPLES		104,662
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	5,134
5.35% 3/15/20 (d)	4,973	5,482
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,585
5% 10/1/21	3,162	3,530
FMC Technologies, Inc.:
2% 10/1/17	662	668
3.45% 10/1/22	1,200	1,218
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,581
Transocean, Inc. 5.05% 12/15/16	3,231	3,599
		41,797
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	21,602	25,799
DCP Midstream Operating LP 2.5% 12/1/17	3,219	3,255
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,023
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	4,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (d)	$ 2,634	$ 3,200
Petro-Canada 6.05% 5/15/18	1,963	2,372
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,953
5.375% 1/27/21	6,755	7,374
5.75% 1/20/20	4,534	5,033
Petroleos Mexicanos:
3.5% 1/30/23 (d)	7,893	7,735
4.875% 1/24/22	4,590	5,042
5.5% 6/27/44	5,030	5,143
6.5% 6/2/41	3,095	3,644
Phillips 66:
4.3% 4/1/22	4,638	5,112
5.875% 5/1/42	3,971	4,724
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	819
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,972
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,070
4.6% 6/15/21	1,124	1,200
Western Gas Partners LP 5.375% 6/1/21	6,237	7,053
Williams Partners LP 4.125% 11/15/20	1,029	1,109
		112,634
TOTAL ENERGY		154,431
FINANCIALS - 11.0%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,435
5.75% 1/24/22	7,392	8,675
5.95% 1/18/18	4,817	5,635
6.75% 10/1/37	9,413	10,675
Lazard Group LLC:
6.85% 6/15/17	2,464	2,840
7.125% 5/15/15	7,737	8,579
Morgan Stanley:
3.75% 2/25/23	8,227	8,313
4.75% 4/1/14	1,376	1,423
4.875% 11/1/22	14,515	15,328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 7,597	$ 8,809
6.625% 4/1/18	7,981	9,499
7.3% 5/13/19	4,777	5,926
		92,137
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,698	4,145
Credit Suisse 6% 2/15/18	8,864	10,227
Discover Bank:
7% 4/15/20	6,703	8,324
8.7% 11/18/19	1,409	1,885
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,287
8.25% 3/1/38	2,385	3,330
Fifth Third Bank 4.75% 2/1/15	949	1,015
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	3,533	3,537
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,387
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,980
JPMorgan Chase Bank 6% 10/1/17	5,986	7,088
KeyBank NA 6.95% 2/1/28	1,344	1,665
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,677
Regions Bank:
6.45% 6/26/37	9,230	9,876
7.5% 5/15/18	13,167	16,064
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,188
7.75% 11/10/14	4,705	5,187
Royal Bank of Scotland Group PLC 6.125% 12/15/22	13,328	13,987
Wachovia Corp. 4.875% 2/15/14	4,283	4,458
		107,307
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (d)	4,866	4,979
5.2% 4/27/22	4,096	4,635
General Electric Capital Corp.:
1% 12/11/15	5,560	5,598
2.1% 12/11/19	1,900	1,936
HSBC USA, Inc. 1.625% 1/16/18	6,024	6,051
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 1,673	$ 1,685
2.125% 10/2/17 (d)	1,850	1,866
		26,750
Diversified Financial Services - 2.2%
Bank of America Corp.:
3.3% 1/11/23	9,561	9,534
3.875% 3/22/17	3,343	3,602
5.65% 5/1/18	3,745	4,348
5.75% 12/1/17	9,833	11,381
6.5% 8/1/16	5,430	6,266
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,316
4.05% 7/30/22	2,865	2,975
4.5% 1/14/22	15,000	16,696
5.875% 1/30/42	3,861	4,703
6.125% 5/15/18	3,326	3,980
6.5% 8/19/13	1,317	1,353
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,574
3.2% 1/25/23	13,623	13,653
3.25% 9/23/22	17,673	17,841
4.35% 8/15/21	15,680	17,293
4.5% 1/24/22	4,927	5,486
4.95% 3/25/20	8,888	10,236
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	5,895
TECO Finance, Inc.:
4% 3/15/16	1,439	1,550
5.15% 3/15/20	2,067	2,391
		148,073
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	3,411	3,812
Aon Corp.:
3.125% 5/27/16	4,835	5,103
5% 9/30/20	2,135	2,442
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,702
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,710
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 4,757	$ 5,482
6.625% 4/15/42	1,708	2,208
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,273	5,762
6.7% 8/15/16 (d)	7,459	8,581
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,332
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,736	3,117
MetLife, Inc.:
1.756% 12/15/17 (c)	2,220	2,246
3.048% 12/15/22	4,547	4,552
6.75% 6/1/16	4,485	5,293
Metropolitan Life Global Funding I 3% 1/10/23 (d)	4,260	4,251
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,091
Pacific LifeCorp 5.125% 1/30/43 (d)	6,564	6,425
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,107
5.8% 11/16/41	3,662	4,274
6.2% 11/15/40	1,810	2,207
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,446
Unum Group:
5.625% 9/15/20	4,155	4,808
5.75% 8/15/42	5,042	5,453
		112,404
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,593
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,223
Camden Property Trust:
2.95% 12/15/22	2,605	2,533
5.375% 12/15/13	1,818	1,880
DDR Corp. 4.625% 7/15/22	9,008	9,739
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,957
7.5% 4/1/17	2,623	3,128
9.625% 3/15/16	5,988	7,318
Duke Realty LP:
3.875% 10/15/22	8,795	9,032
4.375% 6/15/22	2,822	3,011
4.625% 5/15/13	317	319
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 5,369	$ 5,671
5.5% 3/1/16	5,038	5,555
5.95% 2/15/17	1,536	1,754
6.25% 5/15/13	3,886	3,927
6.5% 1/15/18	5,065	6,013
Equity One, Inc.:
3.75% 11/15/22	12,000	11,785
5.375% 10/15/15	585	639
6% 9/15/17	3,423	3,917
6.25% 1/15/17	2,422	2,759
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,717
5.9% 4/1/20	1,389	1,655
6.2% 1/15/17	1,215	1,416
Health Care REIT, Inc. 2.25% 3/15/18	2,125	2,144
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,173
6.65% 1/15/18	2,600	2,957
UDR, Inc. 5.5% 4/1/14	6,383	6,679
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,862
Weingarten Realty Investors 3.375% 10/15/22	990	973
		114,329
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,628
6.3% 6/1/13	4,607	4,662
BioMed Realty LP:
3.85% 4/15/16	5,000	5,325
4.25% 7/15/22	2,226	2,332
6.125% 4/15/20	1,872	2,187
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,720
4.95% 4/15/18	2,804	3,118
5.7% 5/1/17	2,243	2,537
7.5% 5/15/15	805	905
Colonial Properties Trust 5.5% 10/1/15	5,995	6,512
Colonial Realty LP 6.05% 9/1/16	4,436	4,975
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 7,320	$ 8,218
5.2% 4/1/13	6,349	6,370
5.75% 6/15/17	1,259	1,477
Liberty Property LP:
3.375% 6/15/23	3,567	3,527
4.125% 6/15/22	2,421	2,540
5.5% 12/15/16	3,158	3,580
6.625% 10/1/17	3,709	4,414
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,642
4.5% 4/18/22	1,473	1,567
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,084
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,741	7,126
5.5% 1/15/14 (d)	4,505	4,641
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,344
Regency Centers LP 5.25% 8/1/15	2,315	2,523
Simon Property Group LP 2.75% 2/1/23	4,461	4,383
Tanger Properties LP:
6.125% 6/1/20	4,725	5,788
6.15% 11/15/15	9,117	10,339
Ventas Realty LP 2% 2/15/18	4,367	4,379
		132,683
TOTAL FINANCIALS		733,683
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	10,162
5.375% 5/15/43	1,536	1,745
5.65% 6/15/42	3,922	4,613
		16,520
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	721	724
2.75% 11/15/22	2,908	2,839
4.125% 11/15/42	1,623	1,561
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.:
3.5% 11/15/16	$ 7,074	$ 7,621
4.75% 11/15/21	5,135	5,800
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,720
6.25% 6/15/14	1,557	1,664
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	2,024
2.75% 2/15/23	865	855
2.875% 3/15/23	8,722	8,692
3.95% 10/15/42	1,185	1,119
4.25% 3/15/43	6,000	5,924
WellPoint, Inc.:
3.3% 1/15/23	20,698	20,949
4.65% 1/15/43	5,973	6,043
		70,535
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,181	6,259
2.9% 11/6/22 (d)	6,340	6,338
4.4% 11/6/42 (d)	6,191	6,298
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,741	1,756
3.25% 10/1/22	2,599	2,621
Zoetis, Inc.:
1.875% 2/1/18 (d)	1,077	1,081
3.25% 2/1/23 (d)	2,627	2,643
4.7% 2/1/43 (d)	2,636	2,701
		29,697
TOTAL HEALTH CARE		116,752
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,091
6.795% 2/2/20	222	231
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,856	$ 1,949
8.36% 1/20/19	6,946	7,588
		10,859
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	4,032
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,398
TOTAL INDUSTRIALS		18,289
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,903
6.55% 10/1/17	2,421	2,894
		7,797
MATERIALS - 0.3%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,030
4.25% 11/15/20	2,512	2,760
4.375% 11/15/42	2,291	2,195
7.6% 5/15/14	5,582	6,037
		16,022
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,371
TOTAL MATERIALS		21,393
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	9,588	9,024
5.35% 9/1/40	3,156	3,457
5.55% 8/15/41	28,351	31,984
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	287
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 528	$ 556
6% 4/1/17	1,320	1,431
6.15% 9/15/19	3,260	3,514
Embarq Corp.:
7.082% 6/1/16	3,438	3,950
7.995% 6/1/36	2,427	2,576
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,330
		64,109
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,149
3.125% 7/16/22	3,499	3,482
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,424
		18,055
TOTAL TELECOMMUNICATION SERVICES		82,164
UTILITIES - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,843
2.95% 12/15/22	2,683	2,673
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,606
Duke Capital LLC 5.668% 8/15/14	6,310	6,732
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,443	4,079
6.4% 9/15/20 (d)	9,167	11,024
Edison International 3.75% 9/15/17	3,716	4,038
FirstEnergy Corp.:
2.75% 3/15/18	2,936	2,936
4.25% 3/15/23	8,324	8,318
7.375% 11/15/31	9,449	11,222
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,812
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,335
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,752
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,093
		84,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,894	$ 3,383
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,669
		5,052
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,900
6.5% 5/1/18	5,351	6,352
PSEG Power LLC 2.75% 9/15/16	1,192	1,241
		10,493
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.611% 9/30/66 (g)	8,352	7,802
7.5% 6/30/66 (g)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,309
5.25% 2/15/43	5,352	5,680
5.4% 7/15/14	1,393	1,477
5.45% 9/15/20	1,461	1,713
5.8% 2/1/42	2,709	3,024
5.95% 6/15/41	4,935	5,573
6.4% 3/15/18	4,529	5,437
Sempra Energy:
2.3% 4/1/17	5,159	5,357
2.875% 10/1/22	7,893	7,874
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,343
		54,645
TOTAL UTILITIES		154,653
TOTAL NONCONVERTIBLE BONDS (Cost $1,422,543)		1,517,224
U.S. Government and Government Agency Obligations - 31.6%

U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	15,763	15,880
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.3%
U.S. Treasury Bonds:
2.75% 11/15/42	$ 134,444	$ 125,201
3.125% 2/15/43	224,449	225,922
U.S. Treasury Notes:
0.375% 1/15/16	1,323,249	1,324,800
0.75% 10/31/17 (f)	28,189	28,259
0.875% 1/31/18	367,840	370,082
1.625% 8/15/22	3	3
1.875% 10/31/17	24,112	25,421
TOTAL U.S. TREASURY OBLIGATIONS		2,099,688
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,106,390)		2,115,568
U.S. Government Agency - Mortgage Securities - 15.9%

Fannie Mae - 9.2%
2.5% 11/1/27 to 12/1/27	5,908	6,140
2.5% 3/1/28 (e)	13,100	13,607
2.5% 3/1/28 (e)	400	415
2.5% 3/1/28 (e)	400	415
2.559% 6/1/36 (g)	133	142
2.842% 2/1/35 (g)	2,315	2,489
2.944% 7/1/37 (g)	314	333
3% 4/1/27 to 2/1/43	14,583	15,257
3% 2/1/43	162	168
3% 2/1/43	217	226
3% 3/1/43 (e)	19,400	20,087
3% 3/1/43 (e)	65,900	68,234
3% 3/1/43 (e)	22,100	22,883
3% 3/1/43 (e)	16,200	16,774
3% 4/1/43 (e)	19,400	20,038
3% 4/1/43 (e)	11,100	11,465
3% 4/1/43 (e)	8,100	8,366
3% 4/1/43 (e)	8,100	8,366
3.5% 1/1/26 to 3/1/43 (e)	44,068	46,742
3.5% 2/1/43	101	107
3.5% 2/1/43	576	611
3.5% 2/1/43	100	106
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/43 (e)	$ 5,800	$ 6,134
3.5% 3/1/43 (e)	6,000	6,345
3.5% 3/1/43 (e)	6,000	6,345
3.5% 3/1/43 (e)	7,400	7,826
3.5% 3/1/43 (e)	8,400	8,883
3.5% 3/1/43 (e)	3,300	3,490
3.5% 3/1/43 (e)	5,700	6,028
3.5% 3/1/43 (e)	300	317
3.5% 3/1/43 (e)	2,200	2,327
3.5% 4/1/43 (e)	12,200	12,872
4% 9/1/26 to 7/1/42 (e)	93,278	100,377
4% 9/1/41	161	173
4% 3/1/43 (e)	6,700	7,143
4% 3/1/43 (e)	8,200	8,742
4% 3/1/43 (e)	2,700	2,878
4.5% 12/1/23 to 10/1/41	32,883	35,661
4.5% 3/1/43 (e)	19,500	20,994
5% 10/1/21 to 9/1/25	1,636	1,771
5.5% 7/1/28 to 10/1/38	49,705	54,551
6% 3/1/22 to 7/1/41	37,583	41,410
6.5% 7/1/32 to 8/1/36	16,823	19,229
TOTAL FANNIE MAE		616,467
Freddie Mac - 3.9%
3% 8/1/42 (e)	375	388
3% 8/1/42 (e)	307	317
3% 11/1/42 (e)	221	229
3% 11/1/42 (e)	621	642
3% 11/1/42 (e)	3,116	3,224
3% 1/1/43 (e)	2,083	2,151
3% 1/1/43 to 2/1/43	38,120	39,323
3% 2/1/43	281	290
3% 2/1/43 (e)	165	171
3% 2/1/43 (e)	358	370
3.439% 10/1/35 (g)	190	205
3.5% 1/1/26 to 3/1/43	27,635	29,305
3.5% 2/1/43	694	735
3.5% 2/1/43	450	474
3.5% 2/1/43	1,267	1,337
3.5% 3/1/43 (e)	4,400	4,633
4% 6/1/24 to 4/1/42	20,285	21,923
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 7/1/25 to 10/1/41	$ 65,840	$ 71,487
5% 1/1/35 to 4/1/41	42,829	46,548
5.5% 12/1/27 to 1/1/40	29,188	31,649
6% 7/1/37 to 8/1/37	2,070	2,267
6.5% 9/1/39	2,827	3,135
TOTAL FREDDIE MAC		260,803
Ginnie Mae - 2.8%
3% 8/20/42 to 12/20/42	31,387	32,912
3% 3/1/43 (e)	3,000	3,141
3.5% 3/15/42 to 10/20/42 (e)	6,362	6,854
3.5% 3/1/43 (e)	3,300	3,535
3.5% 3/1/43 (e)	5,600	5,998
3.5% 3/1/43 (e)	5,400	5,784
4% 1/15/25 to 11/15/41	31,373	34,139
4.5% 5/15/39 to 4/15/41	45,104	49,572
5% 3/15/39 to 9/15/41	30,402	33,717
5.5% 12/20/28 to 12/15/38	6,495	7,185
6% 9/20/38	3,755	4,227
TOTAL GINNIE MAE		187,064
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,053,067)		1,064,334
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (g)	501	464
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (g)	181	177
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (g)	31	31
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (d)(g)	5,762	3,342
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (g)	45	41
Series 2004-R2 Class M3, 1.0267% 4/25/34 (g)	62	48
Series 2005-R2 Class M1, 0.6517% 4/25/35 (g)	1,307	1,275
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (g)	30	26
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 1.0267% 5/25/34 (g)	$ 808	$ 756
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (g)	804	284
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(g)	44	40
Class B, 0.9507% 7/20/39 (d)(g)	355	162
Class C, 1.3007% 7/20/39 (d)(g)	456	0
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (g)	1,140	588
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (g)	21	21
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (g)	48	46
Series 2004-3 Class M4, 1.6567% 4/25/34 (g)	101	48
Series 2004-4 Class M2, 0.9967% 6/25/34 (g)	372	330
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (g)	25	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (g)	231	168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (g)	12	9
Fremont Home Loan Trust Series 2005-A Class M4, 1.2217% 1/25/35 (g)	231	27
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	2,174	1,479
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(g)	97	93
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(g)	807	745
Class B, 0.4812% 11/15/34 (d)(g)	292	248
Class C, 0.5812% 11/15/34 (d)(g)	484	348
Class D, 0.9512% 11/15/34 (d)(g)	231	155
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(g)	259	72
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(g)	1,077	1,064
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (g)	163	159
Series 2003-3 Class M1, 1.4917% 8/25/33 (g)	403	371
Series 2003-5 Class A2, 0.9017% 12/25/33 (g)	21	18
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (g)	913	444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (g)	$ 913	$ 884
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (g)	283	270
Series 2006-A Class 2C, 1.46% 3/27/42 (g)	1,605	78
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (g)	421	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (g)	70	57
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (g)	240	208
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (g)	694	581
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (g)	1,464	1,306
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (g)	36	32
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (g)	84	42
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (g)	253	231
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (g)	264	11
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (g)	903	740
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(g)	449	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(g)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (g)	337	270
Class M4, 1.6517% 9/25/34 (g)	433	127
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (g)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(g)	190	189
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (g)	799	546
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (g)	46	19
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	178	181
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (g)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(g)	1,746	22
TOTAL ASSET-BACKED SECURITIES (Cost $18,226)		18,917
Collateralized Mortgage Obligations - 4.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	$ 1,236	$ 1,244
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (g)	594	618
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3807% 12/20/54 (g)	2,694	2,514
Class M1, 0.5407% 12/20/54 (g)	710	635
Series 2007-1:
Class 1M1, 0.5007% 12/20/54 (g)	894	800
Class 2M1, 0.7007% 12/20/54 (g)	1,148	1,027
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (g)	341	328
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (g)	963	785
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (g)	430	314
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (g)	761	657
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (g)	1,105	1,062
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(g)	496	436
Class B6, 3.0492% 7/10/35 (d)(g)	658	566
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(g)	68	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (g)	169	167
TOTAL PRIVATE SPONSOR		11,238
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6017% 6/25/37 (g)	15,969	15,984
Series 2007-85 Class FL, 0.7417% 9/25/37 (g)	6,103	6,155
Series 2007-89 Class FT, 0.7717% 9/25/37 (g)	4,282	4,314
Series 2012-110 Class JF, 0.6517% 10/25/42 (g)	7,174	7,185
Series 2012-122:
Class FM, 0.6017% 11/25/42 (g)	22,917	23,039
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2012-122:
Class LF, 0.6017% 11/25/42 (g)	$ 34,420	$ 34,605
Series 2012-93 Class FE, 0.6017% 9/25/42 (g)	19,358	19,392
floater planned amortization class:
Series 2012-128 Class VF, 0.4517% 6/25/42 (g)	21,465	21,515
Series 2012-111 Class NF, 0.5517% 5/25/42 (g)	4,417	4,424
Series 2012-113 Class PF, 0.5517% 10/25/40 (g)	11,174	11,203
Series 2012-128 Class YF, 0.5017% 6/25/42 (g)	19,993	20,080
floater sequential payer:
Series 2012-101 Class FB, 0.6517% 5/25/39 (g)	16,854	17,032
Series 2012-111 Class JF 0.6017% 7/25/40 (g)	510	514
Freddie Mac:
floater:
Series 3349 Class FE, 0.6912% 7/15/37 (g)	5,086	5,112
Series 3376 Class FA, 0.8012% 10/15/37 (g)	5,242	5,306
Series 4087 Class FB, 0.6712% 7/15/42 (g)	39,423	39,502
floater planned amortization class Series 4094 Class BF, 0.6012% 8/15/32 (g)	6,273	6,298
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6817% 10/16/40 (g)	6,754	6,764
Series 2012-113 Class FJ, 0.4547% 1/20/42 (g)	10,584	10,616
Series 2012-48 Class FA, 0.5517% 4/16/42 (g)	11,633	11,667
Series 2012-75 Class FA, 0.6547% 6/20/42 (g)	10,670	10,754
Series 2012-76 Class GF 0.5017% 6/16/42 (g)	2,535	2,525
Series 2012-93 Class NF, 0.6047% 7/20/42 (g)	7,823	7,829
floater sequential payer Series 2010-113 Class JF, 0.6047% 3/20/38 (g)	5,671	5,686
TOTAL U.S. GOVERNMENT AGENCY		297,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $303,905)		308,739
Commercial Mortgage Securities - 7.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (g)(i)	589	19
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,102	1,111
Series 2005-1 Class A3, 4.877% 11/10/42	171	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-2 Class AAB, 5.7141% 5/10/45 (g)	$ 744	$ 782
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,373
Series 2007-4 Class A3, 5.806% 2/10/51 (g)	735	774
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	615
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,558
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	61
Series 2007-3:
Class A3, 5.5925% 6/10/49 (g)	1,828	1,828
Class A4, 5.5925% 6/10/49 (g)	2,283	2,625
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class G, 0.5312% 10/15/19 (d)(g)	423	419
Class H, 0.5712% 10/15/19 (d)(g)	1,388	1,305
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(g)	43	31
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(g)	296	248
Class M1, 0.6417% 11/25/35 (d)(g)	80	52
Class M2, 0.6917% 11/25/35 (d)(g)	60	38
Class M3, 0.7117% 11/25/35 (d)(g)	53	33
Class M4, 0.8017% 11/25/35 (d)(g)	67	32
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(g)	750	592
Class B1, 1.6017% 1/25/36 (d)(g)	81	13
Class M1, 0.6517% 1/25/36 (d)(g)	242	134
Class M2, 0.6717% 1/25/36 (d)(g)	91	48
Class M3, 0.7017% 1/25/36 (d)(g)	133	68
Class M4, 0.8117% 1/25/36 (d)(g)	73	36
Class M5, 0.8517% 1/25/36 (d)(g)	73	26
Class M6, 0.9017% 1/25/36 (d)(g)	78	21
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(g)	145	118
Class M1, 0.5817% 4/25/36 (d)(g)	88	57
Class M2, 0.6017% 4/25/36 (d)(g)	93	58
Class M3, 0.6217% 4/25/36 (d)(g)	80	48
Class M4, 0.7217% 4/25/36 (d)(g)	45	26
Class M5, 0.7617% 4/25/36 (d)(g)	44	24
Class M6, 0.8417% 4/25/36 (d)(g)	88	37
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(g)	2,010	1,575
Class A2, 0.4817% 7/25/36 (d)(g)	130	102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class B1, 1.0717% 7/25/36 (d)(g)	$ 82	$ 15
Class M1, 0.5117% 7/25/36 (d)(g)	136	65
Class M2, 0.5317% 7/25/36 (d)(g)	96	43
Class M3, 0.5517% 7/25/36 (d)(g)	80	34
Class M4, 0.6217% 7/25/36 (d)(g)	91	23
Class M5, 0.6717% 7/25/36 (d)(g)	66	15
Class M6, 0.7417% 7/25/36 (d)(g)	99	21
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(g)	109	16
Class M5, 0.6817% 10/25/36 (d)(g)	128	7
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (d)(g)	2,181	1,336
Class M1, 0.4917% 12/25/36 (d)(g)	175	61
Class M2, 0.5117% 12/25/36 (d)(g)	117	32
Class M3, 0.5417% 12/25/36 (d)(g)	119	30
Class M6, 0.7217% 12/25/36 (d)(g)	90	3
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(g)	458	265
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(g)	1,244	871
Class A2, 0.5217% 7/25/37 (d)(g)	1,164	568
Class M1, 0.5717% 7/25/37 (d)(g)	397	109
Class M2, 0.6117% 7/25/37 (d)(g)	259	44
Class M3, 0.6917% 7/25/37 (d)(g)	262	26
Class M4, 0.8517% 7/25/37 (d)(g)	435	27
Class M5, 0.9517% 7/25/37 (d)(g)	384	17
Class M6, 1.2017% 7/25/37 (d)(g)	250	2
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(g)	443	231
Class B1, 1.1517% 7/25/37 (d)(g)	267	20
Class B2, 1.8017% 7/25/37 (d)(g)	117	6
Class M1, 0.5117% 7/25/37 (d)(g)	235	79
Class M2, 0.5417% 7/25/37 (d)(g)	251	70
Class M3, 0.5717% 7/25/37 (d)(g)	405	88
Class M4, 0.7017% 7/25/37 (d)(g)	637	107
Class M5, 0.8017% 7/25/37 (d)(g)	322	46
Class M6, 1.0017% 7/25/37 (d)(g)	245	30
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(g)	212	20
Class M2, 1.2517% 9/25/37 (d)(g)	212	16
Class M4, 1.8017% 9/25/37 (d)(g)	431	21
Class M5, 1.9517% 9/25/37 (d)(g)	274	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(g)	$ 296	$ 293
Class J, 1.0512% 3/15/19 (d)(g)	323	307
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(g)	489	462
Class E, 0.5012% 3/15/22 (d)(g)	2,030	1,877
Class F, 0.5512% 3/15/22 (d)(g)	1,246	1,127
Class G, 0.6012% 3/15/22 (d)(g)	401	355
Class H, 0.7512% 3/15/22 (d)(g)	489	423
Class J, 0.9012% 3/15/22 (d)(g)	489	411
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	32	32
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(g)(i)	12,947	72
Series 2006-T22 Class A4, 5.5728% 4/12/38 (g)	137	154
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(g)(i)	1,678	5
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(g)(i)	88,774	763
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	48,388	224
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(g)	410	382
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,341
Class XCL, 1.3266% 5/15/35 (d)(g)(i)	5,417	85
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(g)	60	58
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (d)(g)	105	104
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (g)	654	659
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,102
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (g)	1,095	1,167
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	374
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(g)	$ 1	$ 1
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(g)	100	89
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(g)	673	639
Class D, 0.5412% 11/15/17 (d)(g)	35	33
Class E, 0.5912% 11/15/17 (d)(g)	124	114
Class F, 0.6512% 11/15/17 (d)(g)	95	86
Class G, 0.7012% 11/15/17 (d)(g)	66	58
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(g)	1,560	1,495
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,201
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,353	1,360
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,283
Series 2006-C8 Class XP, 0.4673% 12/10/46 (g)(i)	8,934	36
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6803% 6/15/39 (g)	16,488	18,942
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (g)(i)	5,567	32
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,127
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(g)	3,907	3,430
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (g)(i)	291	0 *
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(g)(i)	1,221	2
Series 2006-C1 Class A3, 5.4088% 2/15/39 (g)	3,325	3,355
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(g)	414	402
Class C:
0.3712% 2/15/22 (d)(g)	1,180	1,109
0.4712% 2/15/22 (d)(g)	421	395
Class F, 0.5212% 2/15/22 (d)(g)	843	790
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (g)(i)	19,902	73
Class B, 5.487% 2/15/40 (d)(g)	1,677	242
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 15,222
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(g)(i)	635	10
Series 2007-C1 Class XP, 0.1604% 12/10/49 (g)(i)	15,689	35
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(g)	412	396
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,018	15,971
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(g)(i)	21,930	108
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(g)	197	197
Class F, 0.6477% 6/6/20 (d)(g)	528	527
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,170	2,174
Class C, 2.0056% 3/6/20 (d)(g)	1,041	1,046
Class D, 2.2018% 3/6/20 (d)(g)	6,868	6,902
Class F, 2.6334% 3/6/20 (d)(g)	107	108
Class G, 2.7903% 3/6/20 (d)(g)	54	54
Class H, 3.3004% 3/6/20 (d)(g)	479	482
Class J, 4.0852% 3/6/20 (d)(g)	686	691
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	250	253
Series 2007-GG10 Class A2, 5.778% 8/10/45	238	241
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(g)	541	525
Class C, 0.4112% 11/15/18 (d)(g)	384	371
Class D, 0.4312% 11/15/18 (d)(g)	152	144
Class E, 0.4812% 11/15/18 (d)(g)	219	202
Class F, 0.5312% 11/15/18 (d)(g)	262	232
Class G, 0.5612% 11/15/18 (d)(g)	228	193
Class H, 0.7012% 11/15/18 (d)(g)	219	176
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	305	320
Class A3, 5.336% 5/15/47	25,526	28,812
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (g)	2,710	3,116
Series 2007-LD11 Class A4, 5.8124% 6/15/49 (g)	50,944	58,533
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,082	1,095
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	$ 209	$ 209
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	744	766
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (g)	93	33
Class C, 5.7259% 2/12/49 (g)	245	68
Class D, 5.7259% 2/12/49 (g)	257	43
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	90	7
Class ES, 5.562% 1/15/49 (d)(g)	566	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	15	15
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	18	18
Series 2006-C7 Class A2, 5.3% 11/15/38	631	665
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (g)(i)	5,268	21
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (g)(i)	1,875	8
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,341
Class XCP, 0.2757% 9/15/45 (g)(i)	86,055	443
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(g)	351	340
Class E, 0.4912% 9/15/21 (d)(g)	1,265	1,212
Class F, 0.5412% 9/15/21 (d)(g)	723	686
Class G, 0.5612% 9/15/21 (d)(g)	3,017	2,830
Class H, 0.6012% 9/15/21 (d)(g)	369	339
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	924	938
Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(g)	953	675
Series 2006-C1 Class A2, 5.683% 5/12/39 (g)	433	435
Series 2007-C1 Class A4, 5.8505% 6/12/50 (g)	4,145	4,795
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,729
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	702	734
Series 2007-5:
Class A3, 5.364% 8/12/48	425	434
Class A4, 5.378% 8/12/48	46,472	52,660
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 26,699	$ 30,370
Series 2007-7 Class A4, 5.7411% 6/12/50 (g)	3,832	4,390
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(i)	17,986	203
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	265
Series 2007-7 Class B, 5.7411% 6/12/50 (g)	1,409	80
Series 2007-8 Class A3, 5.9357% 8/12/49 (g)	944	1,095
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(g)	227	91
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (d)(g)	629	593
Class D, 0.392% 10/15/20 (d)(g)	422	390
Class E, 0.452% 10/15/20 (d)(g)	528	472
Class F, 0.502% 10/15/20 (d)(g)	397	343
Class G, 0.542% 10/15/20 (d)(g)	491	400
Class H, 0.632% 10/15/20 (d)(g)	309	211
Class J, 0.782% 10/15/20 (d)(g)	179	63
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	943	949
Series 2006-T23 Class A3, 5.815% 8/12/41 (g)	559	580
Series 2007-HQ12 Class A4, 5.5917% 4/12/49 (g)	5,793	6,223
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	21,858
Class B, 5.7489% 4/15/49 (g)	269	81
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	70
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (d)(g)	1,099	1,031
Class F, 0.5412% 9/15/21 (d)(g)	1,189	1,105
Class G, 0.5612% 9/15/21 (d)(g)	1,126	1,021
Class J, 0.8012% 9/15/21 (d)(g)	314	238
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(g)	2,710	2,391
Class LXR1, 0.9012% 6/15/20 (d)(g)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,981
Series 2007-C30:
Class A3, 5.246% 12/15/43	298	303
Class A4, 5.305% 12/15/43	322	353
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A5, 5.342% 12/15/43	$ 30,892	$ 34,862
Series 2007-C31:
Class A4, 5.509% 4/15/47	13,280	15,055
Class A5, 5.5% 4/15/47	7,650	8,759
Series 2007-C32 Class A3, 5.7388% 6/15/49 (g)	45,421	52,169
Series 2007-C33 Class A4, 5.9245% 2/15/51 (g)	7,536	8,698
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(g)	652	657
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,157
Series 2005-C22:
Class B, 5.3875% 12/15/44 (g)	2,428	1,664
Class F, 5.3875% 12/15/44 (d)(g)	1,826	508
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(g)(i)	11,490	59
Series 2007-C31 Class C, 5.6823% 4/15/47 (g)	4,515	2,619
Series 2007-C31A Class A2, 5.421% 4/15/47	2,096	2,107
Series 2007-C32:
Class D, 5.7388% 6/15/49 (g)	823	221
Class E, 5.7388% 6/15/49 (g)	1,297	322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $453,061)		493,866
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,907
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,406
7.3% 10/1/39	790	1,104
7.5% 4/1/34	6,270	8,753
7.55% 4/1/39	5,955	8,660
7.6% 11/1/40	14,085	20,790
7.625% 3/1/40	2,175	3,173
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,034
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	27,888
Series 2010-1, 6.63% 2/1/35	3,440	3,904
Series 2010-3:
6.725% 4/1/35	5,880	6,738
7.35% 7/1/35	1,925	2,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 2,550	$ 2,916
5.877% 3/1/19	4,260	4,893
TOTAL MUNICIPAL SECURITIES (Cost $91,196)		95,496
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $7,369)	6,724	7,053
Fixed-Income Funds - 20.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,269,524	1,120,302
Fidelity Specialized High Income Central Fund (h)	2,615,015	278,839
TOTAL FIXED-INCOME FUNDS (Cost $1,330,840)		1,399,141
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.16% (a) (Cost $37,393)	37,392,917	37,393
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $6,824,060)		7,057,731
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(355,650)
NET ASSETS - 100%		$ 6,702,081
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (5,000)	(5,177)
3% 3/1/43	(5,100)	(5,281)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 3/1/43	$ (3,200)	$ (3,313)
3% 3/1/43	(7,800)	(8,076)
3% 3/1/43	(19,400)	(20,087)
3% 3/1/43	(11,100)	(11,493)
3% 3/1/43	(8,100)	(8,387)
3% 3/1/43	(8,100)	(8,387)
3% 3/1/43	(16,200)	(16,774)
3.5% 3/1/43	(3,300)	(3,490)
3.5% 3/1/43	(5,600)	(5,922)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(3,300)	(3,490)
3.5% 3/1/43	(5,700)	(6,028)
3.5% 3/1/43	(2,200)	(2,327)
3.5% 3/1/43	(300)	(317)
3.5% 3/1/43	(12,200)	(12,902)
3.5% 3/1/43	(300)	(317)
3.5% 3/1/43	(2,200)	(2,327)
3.5% 3/1/43	(5,400)	(5,711)
4% 3/1/43	(9,400)	(10,021)
4% 3/1/43	(2,700)	(2,878)
TOTAL FANNIE MAE		(142,811)
Freddie Mac
3.5% 3/1/43	(2,400)	(2,527)
3.5% 3/1/43	(4,300)	(4,528)
5% 3/1/43	(4,000)	(4,304)
TOTAL FREDDIE MAC		(11,359)
Ginnie Mae
3.5% 3/1/43	(5,400)	(5,784)
TOTAL TBA SALE COMMITMENTS (Proceeds $159,504)		$ (159,954)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 49	$ (395)	$ (346)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	38	(289)	(251)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	225	(659)	(434)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	225	(565)	(340)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(242)	57	(185)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(242)	151	(91)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	26	(126)	(100)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	18	(198)	(180)
TOTAL BUY PROTECTION						97	(2,024)	(1,927)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,088	(1,980)	41	(1,939)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	5,675	(5,380)	112	(5,268)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,271	(1,205)	25	(1,180)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	4,245	(4,024)	84	(3,940)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,315	(2,195)	46	(2,149)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	3,791	(3,594)	73	(3,521)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	147	(4)	0	(4)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(288)	0	(288)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	$ 486	$ (90)	$ 0	$ (90)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	613	(322)	0	(322)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	464	(68)	0	(68)
TOTAL SELL PROTECTION						(19,150)	381	(18,769)
TOTAL CREDIT DEFAULT SWAPS						$ (19,053)	$ (1,643)	$ (20,696)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,445,000 or 3.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $23,533,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 308
Fidelity Mortgage Backed Securities Central Fund	9,885
Fidelity Specialized High Income Central Fund	5,633
Total	$ 15,826
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 349,824	$ -	$ 1,120,302	7.4%
Fidelity Specialized High Income Central Fund	140,165	135,650	-	278,839	72.6%
Total	$ 918,099	$ 485,474	$ -	$ 1,399,141
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,517,224	$ -	$ 1,515,275	$ 1,949
U.S. Government and Government Agency Obligations	2,115,568	-	2,115,568	-
U.S. Government Agency - Mortgage Securities	1,064,334	-	1,064,334	-
Asset-Backed Securities	18,917	-	12,517	6,400
Collateralized Mortgage Obligations	308,739	-	308,739	-
Commercial Mortgage Securities	493,866	-	493,558	308
Municipal Securities	95,496	-	95,496	-
Foreign Government and Government Agency Obligations	7,053	-	7,053	-
Fixed-Income Funds	1,399,141	1,399,141	-	-
Money Market Funds	37,393	37,393	-	-
Total Investments in Securities:	$ 7,057,731	$ 1,436,534	$ 5,612,540	$ 8,657
Derivative Instruments:
Assets
Swap Agreements	$ 581	$ -	$ 581	$ -
Liabilities
Swap Agreements	$ (19,634)	$ -	$ (19,634)	$ -
Total Derivative Instruments:	$ (19,053)	$ -	$ (19,053)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (159,954)	$ -	$ (159,954)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 581	$ (19,634)
Total Value of Derivatives	$ 581	$ (19,634)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,455,827)	$ 5,621,197
Fidelity Central Funds (cost $1,368,233)	1,436,534
Total Investments (cost $6,824,060)		$ 7,057,731
Receivable for investments sold, regular delivery		2,097
Receivable for TBA sale commitments		159,504
Receivable for swap agreements		9
Receivable for fund shares sold		3,292
Interest receivable		26,664
Distributions receivable from Fidelity Central Funds		9
Swap agreements, at value		581
Receivable from investment adviser for expense reductions		3
Other receivables		127
Total assets		7,250,017

Liabilities
Payable for investments purchased Regular delivery	$ 21,565
Delayed delivery	337,125
TBA sale commitments, at value	159,954
Payable for swap agreements	1,167
Payable for fund shares redeemed	5,082
Distributions payable	642
Swap agreements, at value	19,634
Accrued management fee	1,770
Distribution and service plan fees payable	67
Other affiliated payables	803
Other payables and accrued expenses	127
Total liabilities		547,936

Net Assets		$ 6,702,081
Net Assets consist of:
Paid in capital		$ 6,697,096
Undistributed net investment income		2,147
Accumulated undistributed net realized gain (loss) on investments		(209,686)
Net unrealized appreciation (depreciation) on investments		212,524
Net Assets		$ 6,702,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,320 ÷ 12,982 shares)	$ 7.96

Maximum offering price per share (100/96.00 of $7.96)	$ 8.29
Class T: Net Asset Value and redemption price per share ($36,366 ÷ 4,567 shares)	$ 7.96

Maximum offering price per share (100/96.00 of $7.96)	$ 8.29
Class B: Net Asset Value and offering price per share ($5,664 ÷ 711 shares)A	$ 7.97

Class C: Net Asset Value and offering price per share ($39,549 ÷ 4,963 shares)A	$ 7.97

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,058,079 ÷ 760,653 shares)	$ 7.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($459,103 ÷ 57,586 shares)	$ 7.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 62,716
Income from Fidelity Central Funds		15,826
Total income		78,542

Expenses
Management fee	$ 9,846
Transfer agent fees	3,319
Distribution and service plan fees	418
Fund wide operations fee	1,100
Independent trustees' compensation	12
Interest	1
Miscellaneous	7
Total expenses before reductions	14,703
Expense reductions	(6)	14,697
Net investment income (loss)		63,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,745
Swap agreements	(8,752)
Total net realized gain (loss)		(5,007)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,856)
Swap agreements	6,767
Delayed delivery commitments	(71)
Total change in net unrealized appreciation (depreciation)		(20,160)
Net gain (loss)		(25,167)
Net increase (decrease) in net assets resulting from operations		$ 38,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,845	$ 147,962
Net realized gain (loss)	(5,007)	199,143
Change in net unrealized appreciation (depreciation)	(20,160)	(245)
Net increase (decrease) in net assets resulting from operations	38,678	346,860
Distributions to shareholders from net investment income	(60,651)	(144,505)
Share transactions - net increase (decrease)	1,548,833	34,097
Total increase (decrease) in net assets	1,526,860	236,452

Net Assets
Beginning of period	5,175,221	4,938,769
End of period (including undistributed net investment income of $2,147 and distributions in excess of net investment income of $1,047, respectively)	$ 6,702,081	$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.070	.207	.220	.254	.303	.331
Net realized and unrealized gain (loss)	(.023)	.315	.183	.566	.007	(.303)
Total from investment operations	.047	.522	.403	.820	.310	.028
Distributions from net investment income	(.067)	(.202)	(.213)	(.240)	(.310)	(.311)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.067)	(.202)	(.213)	(.240)	(.310)	(.318)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Total Return B,C,D	.58%	6.91%	5.49%	12.10%	4.89%	.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.78%	.78%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.77%	.79%	.80%
Expenses net of all reductions	.77% A	.78%	.78%	.77%	.79%	.80%
Net investment income (loss)	1.76% A	2.66%	2.94%	3.55%	4.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 103	$ 110	$ 101	$ 173	$ 145	$ 79
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.069	.205	.218	.252	.302	.332
Net realized and unrealized gain (loss)	(.023)	.314	.182	.555	.016	(.303)
Total from investment operations	.046	.519	.400	.807	.318	.029
Distributions from net investment income	(.066)	(.199)	(.210)	(.237)	(.308)	(.312)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.066)	(.199)	(.210)	(.237)	(.308)	(.319)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Total Return B,C,D	.57%	6.88%	5.46%	11.90%	5.02%	.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.79% A	.81%	.81%	.80%	.82%	.80%
Expenses net of fee waivers, if any	.79% A	.81%	.81%	.80%	.82%	.80%
Expenses net of all reductions	.79% A	.81%	.81%	.80%	.82%	.79%
Net investment income (loss)	1.74% A	2.63%	2.91%	3.51%	4.65%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 39	$ 38	$ 53	$ 46	$ 53
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.040	.151	.165	.201	.257	.281
Net realized and unrealized gain (loss)	(.023)	.314	.182	.566	.016	(.313)
Total from investment operations	.017	.465	.347	.767	.273	(.032)
Distributions from net investment income	(.037)	(.145)	(.157)	(.187)	(.263)	(.261)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.037)	(.145)	(.157)	(.187)	(.263)	(.268)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Total Return B,C,D	.21%	6.14%	4.71%	11.26%	4.29%	(.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.01% A	1.94%	2.21%	2.81%	3.95%	3.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 12	$ 11	$ 9
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.039	.149	.164	.200	.255	.278
Net realized and unrealized gain (loss)	(.023)	.315	.182	.566	.005	(.304)
Total from investment operations	.016	.464	.346	.766	.260	(.026)
Distributions from net investment income	(.036)	(.144)	(.156)	(.186)	(.260)	(.257)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.036)	(.144)	(.156)	(.186)	(.260)	(.264)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return B,C,D	.20%	6.11%	4.70%	11.24%	4.09%	(.40)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Net investment income (loss)	.99% A	1.92%	2.19%	2.79%	3.91%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 44	$ 31	$ 35	$ 27	$ 14
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) D	.082	.233	.245	.277	.326	.356
Net realized and unrealized gain (loss)	(.023)	.304	.192	.556	.015	(.313)
Total from investment operations	.059	.537	.437	.833	.341	.043
Distributions from net investment income	(.079)	(.227)	(.237)	(.263)	(.331)	(.336)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.079)	(.227)	(.237)	(.263)	(.331)	(.343)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Total Return B,C	.74%	7.12%	5.97%	12.29%	5.39%	.57%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.46%	.44%
Net investment income (loss)	2.07% A	2.99%	3.27%	3.86%	5.00%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 6,058	$ 4,876	$ 4,670	$ 7,345	$ 5,951	$ 9,814
Portfolio turnover rate F	330% A	276%	275% I	174% J	119% H,J	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) D	.079	.229	.240	.274	.322	.353
Net realized and unrealized gain (loss)	(.022)	.315	.184	.565	.005	(.303)
Total from investment operations	.057	.544	.424	.839	.327	.050
Distributions from net investment income	(.077)	(.224)	(.234)	(.259)	(.327)	(.333)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.077)	(.224)	(.234)	(.259)	(.327)	(.340)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return B,C	.71%	7.20%	5.79%	12.38%	5.16%	.66%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.50%	.48%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.53% A	.50%	.48%	.50%	.53%	.50%
Expenses net of all reductions	.53% A	.50%	.48%	.50%	.53%	.49%
Net investment income (loss)	2.00% A	2.94%	3.24%	3.82%	4.94%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 459	$ 100	$ 91	$ 30	$ 27	$ 34
Portfolio turnover rate F	330% A	276%	275% I	174% J	119% H,J	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 228,844
Gross unrealized depreciation	(32,014)
Net unrealized appreciation (depreciation) on securities and other investments	$ 196,830

Tax cost	$ 6,860,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (97,636)

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (8,752)	$ 6,767

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

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4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,309,814 and $206,636, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 134	$ 4
Class T	-%	.25%	46	1
Class B	.65%	.25%	28	20
Class C	.75%	.25%	210	48
			$ 418	$ 73

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	3
Class B*	6
Class C*	29
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 86.16
Class T	34.18
Class B	8.25
Class C	36.17
Investment Grade Bond	2,868.10
Institutional Class	287.17
	$ 3,319

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of ..04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,200.48%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding.

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8. Security Lending - continued

Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $114.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 892	$ 2,753
Class T	305	995
Class B	29	142
Class C	192	703
Investment Grade Bond	56,195	137,321
Institutional Class	3,038	2,591
Total	$ 60,651	$ 144,505

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,722	5,849	$ 13,750	$ 45,371
Reinvestment of distributions	93	288	744	2,244
Shares redeemed	(2,598)	(5,555)	(20,723)	(43,061)
Net increase (decrease)	(783)	582	$ (6,229)	$ 4,554
Class T
Shares sold	606	1,474	$ 4,838	$ 11,437
Reinvestment of distributions	34	115	272	893
Shares redeemed	(928)	(1,732)	(7,411)	(13,458)
Net increase (decrease)	(288)	(143)	$ (2,301)	$ (1,128)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class B
Shares sold	39	145	$ 310	$ 1,129
Reinvestment of distributions	2	13	20	98
Shares redeemed	(158)	(402)	(1,263)	(3,124)
Net increase (decrease)	(117)	(244)	$ (933)	$ (1,897)
Class C
Shares sold	663	2,532	$ 5,305	$ 19,665
Reinvestment of distributions	20	75	159	588
Shares redeemed	(1,201)	(1,156)	(9,604)	(9,014)
Net increase (decrease)	(518)	1,451	$ (4,140)	$ 11,239
Investment Grade Bond
Shares sold	237,806	151,341	$ 1,903,080	$ 1,175,997
Reinvestment of distributions	6,589	16,305	52,641	126,954
Shares redeemed	(94,532)	(165,962)	(754,494)	(1,287,314)
Net increase (decrease)	149,863	1,684	$ 1,201,227	$ 15,637
Institutional Class
Shares sold	48,363	5,413	$ 387,664	$ 42,149
Reinvestment of distributions	297	106	2,373	827
Shares redeemed	(3,609)	(4,813)	(28,828)	(37,284)
Net increase (decrease)	45,051	706	$ 361,209	$ 5,692

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-USAN-0413
1.784859.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.77%
Actual		$ 1,000.00	$ 1,005.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.79%
Actual		$ 1,000.00	$ 1,005.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,002.10	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,002.00	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,007.40	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,007.10	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 66.2%
AAA 0.9%	AAA 1.4%
AA 4.0%	AA 4.6%
A 8.3%	A 4.9%
BBB 16.5%	BBB 15.6%
BB and Below 6.0%	BB and Below 5.0%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.9	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	5.2	4.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Corporate Bonds 26.4%	Corporate Bonds 22.7%
U.S. Government and U.S. Government Agency Obligations 66.3%	U.S. Government and U.S. Government Agency Obligations 66.2%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 7.6%	CMOs and Other Mortgage Related Securities 7.9%
Municipal Bonds 1.4%	Municipal Bonds 0.6%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%	Short-Term Investments and Net Other Assets (Liabilities) 2.2%

* Foreign investments	2.5%	** Foreign investments	2.6%
* Futures and Swaps	(0.9)%	** Futures and Swaps	(0.8)%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
Comcast Corp.:
4.65% 7/15/42	$ 17,095	$ 17,778
5.15% 3/1/20	5,596	6,607
5.7% 5/15/18	6,385	7,685
6.5% 1/15/17	4,125	4,951
COX Communications, Inc. 3.25% 12/15/22 (d)	2,605	2,619
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,489
6.4% 4/30/40	5,000	6,428
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,165
News America, Inc. 6.15% 2/15/41	13,033	15,895
Time Warner Cable, Inc.:
4% 9/1/21	17,000	18,051
4.5% 9/15/42	3,986	3,631
6.75% 7/1/18	5,587	6,842
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,338
6.2% 3/15/40	5,000	5,921
		123,400
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	1,038	1,057
FBG Finance Ltd. 5.125% 6/15/15 (d)	5,189	5,671
Fortune Brands, Inc.:
5.375% 1/15/16	470	523
6.375% 6/15/14	2,462	2,634
Heineken NV:
1.4% 10/1/17 (d)	2,654	2,646
2.75% 4/1/23 (d)	2,773	2,703
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	3,930	4,201
		19,435
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,229
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,507
3.2% 1/25/23	2,882	2,876
4.65% 1/25/43	3,209	3,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
6.125% 2/1/18	$ 3,631	$ 4,379
6.5% 8/11/17	4,718	5,711
6.5% 2/9/40	8,992	11,772
		30,466
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,534
4.25% 8/9/42	3,603	3,442
9.25% 8/6/19	1,776	2,474
9.7% 11/10/18	1,882	2,627
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,813
4.75% 11/1/42	4,468	4,373
6.75% 6/15/17	7,156	8,641
7.25% 6/15/37	9,654	12,628
		52,532
TOTAL CONSUMER STAPLES		104,662
ENERGY - 2.3%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (d)	4,849	5,134
5.35% 3/15/20 (d)	4,973	5,482
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,585
5% 10/1/21	3,162	3,530
FMC Technologies, Inc.:
2% 10/1/17	662	668
3.45% 10/1/22	1,200	1,218
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,581
Transocean, Inc. 5.05% 12/15/16	3,231	3,599
		41,797
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	21,602	25,799
DCP Midstream Operating LP 2.5% 12/1/17	3,219	3,255
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,023
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	4,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (d)	$ 2,634	$ 3,200
Petro-Canada 6.05% 5/15/18	1,963	2,372
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,953
5.375% 1/27/21	6,755	7,374
5.75% 1/20/20	4,534	5,033
Petroleos Mexicanos:
3.5% 1/30/23 (d)	7,893	7,735
4.875% 1/24/22	4,590	5,042
5.5% 6/27/44	5,030	5,143
6.5% 6/2/41	3,095	3,644
Phillips 66:
4.3% 4/1/22	4,638	5,112
5.875% 5/1/42	3,971	4,724
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	819
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,972
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,070
4.6% 6/15/21	1,124	1,200
Western Gas Partners LP 5.375% 6/1/21	6,237	7,053
Williams Partners LP 4.125% 11/15/20	1,029	1,109
		112,634
TOTAL ENERGY		154,431
FINANCIALS - 11.0%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,435
5.75% 1/24/22	7,392	8,675
5.95% 1/18/18	4,817	5,635
6.75% 10/1/37	9,413	10,675
Lazard Group LLC:
6.85% 6/15/17	2,464	2,840
7.125% 5/15/15	7,737	8,579
Morgan Stanley:
3.75% 2/25/23	8,227	8,313
4.75% 4/1/14	1,376	1,423
4.875% 11/1/22	14,515	15,328
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 7,597	$ 8,809
6.625% 4/1/18	7,981	9,499
7.3% 5/13/19	4,777	5,926
		92,137
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,698	4,145
Credit Suisse 6% 2/15/18	8,864	10,227
Discover Bank:
7% 4/15/20	6,703	8,324
8.7% 11/18/19	1,409	1,885
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,287
8.25% 3/1/38	2,385	3,330
Fifth Third Bank 4.75% 2/1/15	949	1,015
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	3,533	3,537
HBOS PLC 6.75% 5/21/18 (d)	3,056	3,387
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,980
JPMorgan Chase Bank 6% 10/1/17	5,986	7,088
KeyBank NA 6.95% 2/1/28	1,344	1,665
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,677
Regions Bank:
6.45% 6/26/37	9,230	9,876
7.5% 5/15/18	13,167	16,064
Regions Financial Corp.:
5.75% 6/15/15	1,094	1,188
7.75% 11/10/14	4,705	5,187
Royal Bank of Scotland Group PLC 6.125% 12/15/22	13,328	13,987
Wachovia Corp. 4.875% 2/15/14	4,283	4,458
		107,307
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (d)	4,866	4,979
5.2% 4/27/22	4,096	4,635
General Electric Capital Corp.:
1% 12/11/15	5,560	5,598
2.1% 12/11/19	1,900	1,936
HSBC USA, Inc. 1.625% 1/16/18	6,024	6,051
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 1,673	$ 1,685
2.125% 10/2/17 (d)	1,850	1,866
		26,750
Diversified Financial Services - 2.2%
Bank of America Corp.:
3.3% 1/11/23	9,561	9,534
3.875% 3/22/17	3,343	3,602
5.65% 5/1/18	3,745	4,348
5.75% 12/1/17	9,833	11,381
6.5% 8/1/16	5,430	6,266
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,316
4.05% 7/30/22	2,865	2,975
4.5% 1/14/22	15,000	16,696
5.875% 1/30/42	3,861	4,703
6.125% 5/15/18	3,326	3,980
6.5% 8/19/13	1,317	1,353
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,574
3.2% 1/25/23	13,623	13,653
3.25% 9/23/22	17,673	17,841
4.35% 8/15/21	15,680	17,293
4.5% 1/24/22	4,927	5,486
4.95% 3/25/20	8,888	10,236
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,760	5,895
TECO Finance, Inc.:
4% 3/15/16	1,439	1,550
5.15% 3/15/20	2,067	2,391
		148,073
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	3,411	3,812
Aon Corp.:
3.125% 5/27/16	4,835	5,103
5% 9/30/20	2,135	2,442
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,702
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	10,398	10,710
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	$ 4,757	$ 5,482
6.625% 4/15/42	1,708	2,208
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,273	5,762
6.7% 8/15/16 (d)	7,459	8,581
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,332
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,736	3,117
MetLife, Inc.:
1.756% 12/15/17 (c)	2,220	2,246
3.048% 12/15/22	4,547	4,552
6.75% 6/1/16	4,485	5,293
Metropolitan Life Global Funding I 3% 1/10/23 (d)	4,260	4,251
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,853	7,091
Pacific LifeCorp 5.125% 1/30/43 (d)	6,564	6,425
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,107
5.8% 11/16/41	3,662	4,274
6.2% 11/15/40	1,810	2,207
Symetra Financial Corp. 6.125% 4/1/16 (d)	4,900	5,446
Unum Group:
5.625% 9/15/20	4,155	4,808
5.75% 8/15/42	5,042	5,453
		112,404
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,593
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,223
Camden Property Trust:
2.95% 12/15/22	2,605	2,533
5.375% 12/15/13	1,818	1,880
DDR Corp. 4.625% 7/15/22	9,008	9,739
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,957
7.5% 4/1/17	2,623	3,128
9.625% 3/15/16	5,988	7,318
Duke Realty LP:
3.875% 10/15/22	8,795	9,032
4.375% 6/15/22	2,822	3,011
4.625% 5/15/13	317	319
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.4% 8/15/14	$ 5,369	$ 5,671
5.5% 3/1/16	5,038	5,555
5.95% 2/15/17	1,536	1,754
6.25% 5/15/13	3,886	3,927
6.5% 1/15/18	5,065	6,013
Equity One, Inc.:
3.75% 11/15/22	12,000	11,785
5.375% 10/15/15	585	639
6% 9/15/17	3,423	3,917
6.25% 1/15/17	2,422	2,759
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,717
5.9% 4/1/20	1,389	1,655
6.2% 1/15/17	1,215	1,416
Health Care REIT, Inc. 2.25% 3/15/18	2,125	2,144
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,173
6.65% 1/15/18	2,600	2,957
UDR, Inc. 5.5% 4/1/14	6,383	6,679
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,862
Weingarten Realty Investors 3.375% 10/15/22	990	973
		114,329
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,628
6.3% 6/1/13	4,607	4,662
BioMed Realty LP:
3.85% 4/15/16	5,000	5,325
4.25% 7/15/22	2,226	2,332
6.125% 4/15/20	1,872	2,187
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,720
4.95% 4/15/18	2,804	3,118
5.7% 5/1/17	2,243	2,537
7.5% 5/15/15	805	905
Colonial Properties Trust 5.5% 10/1/15	5,995	6,512
Colonial Realty LP 6.05% 9/1/16	4,436	4,975
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,840
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 7,320	$ 8,218
5.2% 4/1/13	6,349	6,370
5.75% 6/15/17	1,259	1,477
Liberty Property LP:
3.375% 6/15/23	3,567	3,527
4.125% 6/15/22	2,421	2,540
5.5% 12/15/16	3,158	3,580
6.625% 10/1/17	3,709	4,414
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,642
4.5% 4/18/22	1,473	1,567
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,084
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,741	7,126
5.5% 1/15/14 (d)	4,505	4,641
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,344
Regency Centers LP 5.25% 8/1/15	2,315	2,523
Simon Property Group LP 2.75% 2/1/23	4,461	4,383
Tanger Properties LP:
6.125% 6/1/20	4,725	5,788
6.15% 11/15/15	9,117	10,339
Ventas Realty LP 2% 2/15/18	4,367	4,379
		132,683
TOTAL FINANCIALS		733,683
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	10,162
5.375% 5/15/43	1,536	1,745
5.65% 6/15/42	3,922	4,613
		16,520
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	721	724
2.75% 11/15/22	2,908	2,839
4.125% 11/15/42	1,623	1,561
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.:
3.5% 11/15/16	$ 7,074	$ 7,621
4.75% 11/15/21	5,135	5,800
Express Scripts, Inc.:
3.125% 5/15/16	4,472	4,720
6.25% 6/15/14	1,557	1,664
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	2,024
2.75% 2/15/23	865	855
2.875% 3/15/23	8,722	8,692
3.95% 10/15/42	1,185	1,119
4.25% 3/15/43	6,000	5,924
WellPoint, Inc.:
3.3% 1/15/23	20,698	20,949
4.65% 1/15/43	5,973	6,043
		70,535
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,181	6,259
2.9% 11/6/22 (d)	6,340	6,338
4.4% 11/6/42 (d)	6,191	6,298
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,741	1,756
3.25% 10/1/22	2,599	2,621
Zoetis, Inc.:
1.875% 2/1/18 (d)	1,077	1,081
3.25% 2/1/23 (d)	2,627	2,643
4.7% 2/1/43 (d)	2,636	2,701
		29,697
TOTAL HEALTH CARE		116,752
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,091
6.795% 2/2/20	222	231
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,856	$ 1,949
8.36% 1/20/19	6,946	7,588
		10,859
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	4,032
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,984	3,398
TOTAL INDUSTRIALS		18,289
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,903
6.55% 10/1/17	2,421	2,894
		7,797
MATERIALS - 0.3%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	5,030
4.25% 11/15/20	2,512	2,760
4.375% 11/15/42	2,291	2,195
7.6% 5/15/14	5,582	6,037
		16,022
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,087	5,371
TOTAL MATERIALS		21,393
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.35% 6/15/45 (d)	9,588	9,024
5.35% 9/1/40	3,156	3,457
5.55% 8/15/41	28,351	31,984
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	287
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 528	$ 556
6% 4/1/17	1,320	1,431
6.15% 9/15/19	3,260	3,514
Embarq Corp.:
7.082% 6/1/16	3,438	3,950
7.995% 6/1/36	2,427	2,576
Verizon Communications, Inc. 6.1% 4/15/18	6,019	7,330
		64,109
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,149
3.125% 7/16/22	3,499	3,482
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,424
		18,055
TOTAL TELECOMMUNICATION SERVICES		82,164
UTILITIES - 2.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,843
2.95% 12/15/22	2,683	2,673
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,606
Duke Capital LLC 5.668% 8/15/14	6,310	6,732
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,443	4,079
6.4% 9/15/20 (d)	9,167	11,024
Edison International 3.75% 9/15/17	3,716	4,038
FirstEnergy Corp.:
2.75% 3/15/18	2,936	2,936
4.25% 3/15/23	8,324	8,318
7.375% 11/15/31	9,449	11,222
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,812
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,335
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,752
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,093
		84,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,894	$ 3,383
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,669
		5,052
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,900
6.5% 5/1/18	5,351	6,352
PSEG Power LLC 2.75% 9/15/16	1,192	1,241
		10,493
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.611% 9/30/66 (g)	8,352	7,802
7.5% 6/30/66 (g)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,309
5.25% 2/15/43	5,352	5,680
5.4% 7/15/14	1,393	1,477
5.45% 9/15/20	1,461	1,713
5.8% 2/1/42	2,709	3,024
5.95% 6/15/41	4,935	5,573
6.4% 3/15/18	4,529	5,437
Sempra Energy:
2.3% 4/1/17	5,159	5,357
2.875% 10/1/22	7,893	7,874
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,001	4,343
		54,645
TOTAL UTILITIES		154,653
TOTAL NONCONVERTIBLE BONDS (Cost $1,422,543)		1,517,224
U.S. Government and Government Agency Obligations - 31.6%

U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	15,763	15,880
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.3%
U.S. Treasury Bonds:
2.75% 11/15/42	$ 134,444	$ 125,201
3.125% 2/15/43	224,449	225,922
U.S. Treasury Notes:
0.375% 1/15/16	1,323,249	1,324,800
0.75% 10/31/17 (f)	28,189	28,259
0.875% 1/31/18	367,840	370,082
1.625% 8/15/22	3	3
1.875% 10/31/17	24,112	25,421
TOTAL U.S. TREASURY OBLIGATIONS		2,099,688
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,106,390)		2,115,568
U.S. Government Agency - Mortgage Securities - 15.9%

Fannie Mae - 9.2%
2.5% 11/1/27 to 12/1/27	5,908	6,140
2.5% 3/1/28 (e)	13,100	13,607
2.5% 3/1/28 (e)	400	415
2.5% 3/1/28 (e)	400	415
2.559% 6/1/36 (g)	133	142
2.842% 2/1/35 (g)	2,315	2,489
2.944% 7/1/37 (g)	314	333
3% 4/1/27 to 2/1/43	14,583	15,257
3% 2/1/43	162	168
3% 2/1/43	217	226
3% 3/1/43 (e)	19,400	20,087
3% 3/1/43 (e)	65,900	68,234
3% 3/1/43 (e)	22,100	22,883
3% 3/1/43 (e)	16,200	16,774
3% 4/1/43 (e)	19,400	20,038
3% 4/1/43 (e)	11,100	11,465
3% 4/1/43 (e)	8,100	8,366
3% 4/1/43 (e)	8,100	8,366
3.5% 1/1/26 to 3/1/43 (e)	44,068	46,742
3.5% 2/1/43	101	107
3.5% 2/1/43	576	611
3.5% 2/1/43	100	106
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/43 (e)	$ 5,800	$ 6,134
3.5% 3/1/43 (e)	6,000	6,345
3.5% 3/1/43 (e)	6,000	6,345
3.5% 3/1/43 (e)	7,400	7,826
3.5% 3/1/43 (e)	8,400	8,883
3.5% 3/1/43 (e)	3,300	3,490
3.5% 3/1/43 (e)	5,700	6,028
3.5% 3/1/43 (e)	300	317
3.5% 3/1/43 (e)	2,200	2,327
3.5% 4/1/43 (e)	12,200	12,872
4% 9/1/26 to 7/1/42 (e)	93,278	100,377
4% 9/1/41	161	173
4% 3/1/43 (e)	6,700	7,143
4% 3/1/43 (e)	8,200	8,742
4% 3/1/43 (e)	2,700	2,878
4.5% 12/1/23 to 10/1/41	32,883	35,661
4.5% 3/1/43 (e)	19,500	20,994
5% 10/1/21 to 9/1/25	1,636	1,771
5.5% 7/1/28 to 10/1/38	49,705	54,551
6% 3/1/22 to 7/1/41	37,583	41,410
6.5% 7/1/32 to 8/1/36	16,823	19,229
TOTAL FANNIE MAE		616,467
Freddie Mac - 3.9%
3% 8/1/42 (e)	375	388
3% 8/1/42 (e)	307	317
3% 11/1/42 (e)	221	229
3% 11/1/42 (e)	621	642
3% 11/1/42 (e)	3,116	3,224
3% 1/1/43 (e)	2,083	2,151
3% 1/1/43 to 2/1/43	38,120	39,323
3% 2/1/43	281	290
3% 2/1/43 (e)	165	171
3% 2/1/43 (e)	358	370
3.439% 10/1/35 (g)	190	205
3.5% 1/1/26 to 3/1/43	27,635	29,305
3.5% 2/1/43	694	735
3.5% 2/1/43	450	474
3.5% 2/1/43	1,267	1,337
3.5% 3/1/43 (e)	4,400	4,633
4% 6/1/24 to 4/1/42	20,285	21,923
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.5% 7/1/25 to 10/1/41	$ 65,840	$ 71,487
5% 1/1/35 to 4/1/41	42,829	46,548
5.5% 12/1/27 to 1/1/40	29,188	31,649
6% 7/1/37 to 8/1/37	2,070	2,267
6.5% 9/1/39	2,827	3,135
TOTAL FREDDIE MAC		260,803
Ginnie Mae - 2.8%
3% 8/20/42 to 12/20/42	31,387	32,912
3% 3/1/43 (e)	3,000	3,141
3.5% 3/15/42 to 10/20/42 (e)	6,362	6,854
3.5% 3/1/43 (e)	3,300	3,535
3.5% 3/1/43 (e)	5,600	5,998
3.5% 3/1/43 (e)	5,400	5,784
4% 1/15/25 to 11/15/41	31,373	34,139
4.5% 5/15/39 to 4/15/41	45,104	49,572
5% 3/15/39 to 9/15/41	30,402	33,717
5.5% 12/20/28 to 12/15/38	6,495	7,185
6% 9/20/38	3,755	4,227
TOTAL GINNIE MAE		187,064
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,053,067)		1,064,334
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (g)	501	464
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (g)	181	177
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (g)	31	31
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (d)(g)	5,762	3,342
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (g)	45	41
Series 2004-R2 Class M3, 1.0267% 4/25/34 (g)	62	48
Series 2005-R2 Class M1, 0.6517% 4/25/35 (g)	1,307	1,275
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (g)	30	26
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 1.0267% 5/25/34 (g)	$ 808	$ 756
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (g)	804	284
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(g)	44	40
Class B, 0.9507% 7/20/39 (d)(g)	355	162
Class C, 1.3007% 7/20/39 (d)(g)	456	0
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (g)	1,140	588
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (g)	21	21
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4322% 3/25/32 (MGIC Investment Corp. Insured) (g)	48	46
Series 2004-3 Class M4, 1.6567% 4/25/34 (g)	101	48
Series 2004-4 Class M2, 0.9967% 6/25/34 (g)	372	330
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (g)	25	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (g)	231	168
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (g)	12	9
Fremont Home Loan Trust Series 2005-A Class M4, 1.2217% 1/25/35 (g)	231	27
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	2,174	1,479
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(g)	97	93
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(g)	807	745
Class B, 0.4812% 11/15/34 (d)(g)	292	248
Class C, 0.5812% 11/15/34 (d)(g)	484	348
Class D, 0.9512% 11/15/34 (d)(g)	231	155
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(g)	259	72
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(g)	1,077	1,064
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (g)	163	159
Series 2003-3 Class M1, 1.4917% 8/25/33 (g)	403	371
Series 2003-5 Class A2, 0.9017% 12/25/33 (g)	21	18
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (g)	913	444
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (g)	$ 913	$ 884
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (g)	283	270
Series 2006-A Class 2C, 1.46% 3/27/42 (g)	1,605	78
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (g)	421	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (g)	70	57
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (g)	240	208
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (g)	694	581
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (g)	1,464	1,306
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (g)	36	32
Series 2004-NC8 Class M6, 2.0767% 9/25/34 (g)	84	42
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (g)	253	231
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (g)	264	11
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (g)	903	740
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(g)	449	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(g)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (g)	337	270
Class M4, 1.6517% 9/25/34 (g)	433	127
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (g)	3	3
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(g)	190	189
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (g)	799	546
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (g)	46	19
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	178	181
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (g)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(g)	1,746	22
TOTAL ASSET-BACKED SECURITIES (Cost $18,226)		18,917
Collateralized Mortgage Obligations - 4.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	$ 1,236	$ 1,244
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (g)	594	618
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3807% 12/20/54 (g)	2,694	2,514
Class M1, 0.5407% 12/20/54 (g)	710	635
Series 2007-1:
Class 1M1, 0.5007% 12/20/54 (g)	894	800
Class 2M1, 0.7007% 12/20/54 (g)	1,148	1,027
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (g)	341	328
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (g)	963	785
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (g)	430	314
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (g)	761	657
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (g)	1,105	1,062
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(g)	496	436
Class B6, 3.0492% 7/10/35 (d)(g)	658	566
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(g)	68	66
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (g)	169	167
TOTAL PRIVATE SPONSOR		11,238
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6017% 6/25/37 (g)	15,969	15,984
Series 2007-85 Class FL, 0.7417% 9/25/37 (g)	6,103	6,155
Series 2007-89 Class FT, 0.7717% 9/25/37 (g)	4,282	4,314
Series 2012-110 Class JF, 0.6517% 10/25/42 (g)	7,174	7,185
Series 2012-122:
Class FM, 0.6017% 11/25/42 (g)	22,917	23,039
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2012-122:
Class LF, 0.6017% 11/25/42 (g)	$ 34,420	$ 34,605
Series 2012-93 Class FE, 0.6017% 9/25/42 (g)	19,358	19,392
floater planned amortization class:
Series 2012-128 Class VF, 0.4517% 6/25/42 (g)	21,465	21,515
Series 2012-111 Class NF, 0.5517% 5/25/42 (g)	4,417	4,424
Series 2012-113 Class PF, 0.5517% 10/25/40 (g)	11,174	11,203
Series 2012-128 Class YF, 0.5017% 6/25/42 (g)	19,993	20,080
floater sequential payer:
Series 2012-101 Class FB, 0.6517% 5/25/39 (g)	16,854	17,032
Series 2012-111 Class JF 0.6017% 7/25/40 (g)	510	514
Freddie Mac:
floater:
Series 3349 Class FE, 0.6912% 7/15/37 (g)	5,086	5,112
Series 3376 Class FA, 0.8012% 10/15/37 (g)	5,242	5,306
Series 4087 Class FB, 0.6712% 7/15/42 (g)	39,423	39,502
floater planned amortization class Series 4094 Class BF, 0.6012% 8/15/32 (g)	6,273	6,298
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6817% 10/16/40 (g)	6,754	6,764
Series 2012-113 Class FJ, 0.4547% 1/20/42 (g)	10,584	10,616
Series 2012-48 Class FA, 0.5517% 4/16/42 (g)	11,633	11,667
Series 2012-75 Class FA, 0.6547% 6/20/42 (g)	10,670	10,754
Series 2012-76 Class GF 0.5017% 6/16/42 (g)	2,535	2,525
Series 2012-93 Class NF, 0.6047% 7/20/42 (g)	7,823	7,829
floater sequential payer Series 2010-113 Class JF, 0.6047% 3/20/38 (g)	5,671	5,686
TOTAL U.S. GOVERNMENT AGENCY		297,501
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $303,905)		308,739
Commercial Mortgage Securities - 7.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (g)(i)	589	19
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,102	1,111
Series 2005-1 Class A3, 4.877% 11/10/42	171	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-2 Class AAB, 5.7141% 5/10/45 (g)	$ 744	$ 782
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,373
Series 2007-4 Class A3, 5.806% 2/10/51 (g)	735	774
Series 2001-3 Class H, 6.562% 4/11/37 (d)	612	615
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,402	3,558
Series 2006-6 Class E, 5.619% 10/10/45 (d)	633	61
Series 2007-3:
Class A3, 5.5925% 6/10/49 (g)	1,828	1,828
Class A4, 5.5925% 6/10/49 (g)	2,283	2,625
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class G, 0.5312% 10/15/19 (d)(g)	423	419
Class H, 0.5712% 10/15/19 (d)(g)	1,388	1,305
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(g)	43	31
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(g)	296	248
Class M1, 0.6417% 11/25/35 (d)(g)	80	52
Class M2, 0.6917% 11/25/35 (d)(g)	60	38
Class M3, 0.7117% 11/25/35 (d)(g)	53	33
Class M4, 0.8017% 11/25/35 (d)(g)	67	32
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(g)	750	592
Class B1, 1.6017% 1/25/36 (d)(g)	81	13
Class M1, 0.6517% 1/25/36 (d)(g)	242	134
Class M2, 0.6717% 1/25/36 (d)(g)	91	48
Class M3, 0.7017% 1/25/36 (d)(g)	133	68
Class M4, 0.8117% 1/25/36 (d)(g)	73	36
Class M5, 0.8517% 1/25/36 (d)(g)	73	26
Class M6, 0.9017% 1/25/36 (d)(g)	78	21
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(g)	145	118
Class M1, 0.5817% 4/25/36 (d)(g)	88	57
Class M2, 0.6017% 4/25/36 (d)(g)	93	58
Class M3, 0.6217% 4/25/36 (d)(g)	80	48
Class M4, 0.7217% 4/25/36 (d)(g)	45	26
Class M5, 0.7617% 4/25/36 (d)(g)	44	24
Class M6, 0.8417% 4/25/36 (d)(g)	88	37
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(g)	2,010	1,575
Class A2, 0.4817% 7/25/36 (d)(g)	130	102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class B1, 1.0717% 7/25/36 (d)(g)	$ 82	$ 15
Class M1, 0.5117% 7/25/36 (d)(g)	136	65
Class M2, 0.5317% 7/25/36 (d)(g)	96	43
Class M3, 0.5517% 7/25/36 (d)(g)	80	34
Class M4, 0.6217% 7/25/36 (d)(g)	91	23
Class M5, 0.6717% 7/25/36 (d)(g)	66	15
Class M6, 0.7417% 7/25/36 (d)(g)	99	21
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(g)	109	16
Class M5, 0.6817% 10/25/36 (d)(g)	128	7
Series 2006-4A:
Class A2, 0.4717% 12/25/36 (d)(g)	2,181	1,336
Class M1, 0.4917% 12/25/36 (d)(g)	175	61
Class M2, 0.5117% 12/25/36 (d)(g)	117	32
Class M3, 0.5417% 12/25/36 (d)(g)	119	30
Class M6, 0.7217% 12/25/36 (d)(g)	90	3
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(g)	458	265
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(g)	1,244	871
Class A2, 0.5217% 7/25/37 (d)(g)	1,164	568
Class M1, 0.5717% 7/25/37 (d)(g)	397	109
Class M2, 0.6117% 7/25/37 (d)(g)	259	44
Class M3, 0.6917% 7/25/37 (d)(g)	262	26
Class M4, 0.8517% 7/25/37 (d)(g)	435	27
Class M5, 0.9517% 7/25/37 (d)(g)	384	17
Class M6, 1.2017% 7/25/37 (d)(g)	250	2
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(g)	443	231
Class B1, 1.1517% 7/25/37 (d)(g)	267	20
Class B2, 1.8017% 7/25/37 (d)(g)	117	6
Class M1, 0.5117% 7/25/37 (d)(g)	235	79
Class M2, 0.5417% 7/25/37 (d)(g)	251	70
Class M3, 0.5717% 7/25/37 (d)(g)	405	88
Class M4, 0.7017% 7/25/37 (d)(g)	637	107
Class M5, 0.8017% 7/25/37 (d)(g)	322	46
Class M6, 1.0017% 7/25/37 (d)(g)	245	30
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(g)	212	20
Class M2, 1.2517% 9/25/37 (d)(g)	212	16
Class M4, 1.8017% 9/25/37 (d)(g)	431	21
Class M5, 1.9517% 9/25/37 (d)(g)	274	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(g)	$ 296	$ 293
Class J, 1.0512% 3/15/19 (d)(g)	323	307
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(g)	489	462
Class E, 0.5012% 3/15/22 (d)(g)	2,030	1,877
Class F, 0.5512% 3/15/22 (d)(g)	1,246	1,127
Class G, 0.6012% 3/15/22 (d)(g)	401	355
Class H, 0.7512% 3/15/22 (d)(g)	489	423
Class J, 0.9012% 3/15/22 (d)(g)	489	411
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	32	32
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(g)(i)	12,947	72
Series 2006-T22 Class A4, 5.5728% 4/12/38 (g)	137	154
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(g)(i)	1,678	5
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(g)(i)	88,774	763
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	48,388	224
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(g)	410	382
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,287	1,341
Class XCL, 1.3266% 5/15/35 (d)(g)(i)	5,417	85
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(g)	60	58
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (d)(g)	105	104
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (g)	654	659
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,102
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (g)	1,095	1,167
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	374
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,223	545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(g)	$ 1	$ 1
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(g)	100	89
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(g)	673	639
Class D, 0.5412% 11/15/17 (d)(g)	35	33
Class E, 0.5912% 11/15/17 (d)(g)	124	114
Class F, 0.6512% 11/15/17 (d)(g)	95	86
Class G, 0.7012% 11/15/17 (d)(g)	66	58
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(g)	1,560	1,495
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,201
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,353	1,360
Class AJFX, 5.478% 2/5/19 (d)	3,272	3,283
Series 2006-C8 Class XP, 0.4673% 12/10/46 (g)(i)	8,934	36
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6803% 6/15/39 (g)	16,488	18,942
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (g)(i)	5,567	32
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	991	1,127
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(g)	3,907	3,430
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (g)(i)	291	0 *
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(g)(i)	1,221	2
Series 2006-C1 Class A3, 5.4088% 2/15/39 (g)	3,325	3,355
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(g)	414	402
Class C:
0.3712% 2/15/22 (d)(g)	1,180	1,109
0.4712% 2/15/22 (d)(g)	421	395
Class F, 0.5212% 2/15/22 (d)(g)	843	790
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (g)(i)	19,902	73
Class B, 5.487% 2/15/40 (d)(g)	1,677	242
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 15,222
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(g)(i)	635	10
Series 2007-C1 Class XP, 0.1604% 12/10/49 (g)(i)	15,689	35
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(g)	412	396
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,018	15,971
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(g)(i)	21,930	108
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(g)	197	197
Class F, 0.6477% 6/6/20 (d)(g)	528	527
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,170	2,174
Class C, 2.0056% 3/6/20 (d)(g)	1,041	1,046
Class D, 2.2018% 3/6/20 (d)(g)	6,868	6,902
Class F, 2.6334% 3/6/20 (d)(g)	107	108
Class G, 2.7903% 3/6/20 (d)(g)	54	54
Class H, 3.3004% 3/6/20 (d)(g)	479	482
Class J, 4.0852% 3/6/20 (d)(g)	686	691
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	250	253
Series 2007-GG10 Class A2, 5.778% 8/10/45	238	241
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(g)	541	525
Class C, 0.4112% 11/15/18 (d)(g)	384	371
Class D, 0.4312% 11/15/18 (d)(g)	152	144
Class E, 0.4812% 11/15/18 (d)(g)	219	202
Class F, 0.5312% 11/15/18 (d)(g)	262	232
Class G, 0.5612% 11/15/18 (d)(g)	228	193
Class H, 0.7012% 11/15/18 (d)(g)	219	176
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	305	320
Class A3, 5.336% 5/15/47	25,526	28,812
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (g)	2,710	3,116
Series 2007-LD11 Class A4, 5.8124% 6/15/49 (g)	50,944	58,533
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,082	1,095
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	$ 209	$ 209
Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	744	766
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (g)	93	33
Class C, 5.7259% 2/12/49 (g)	245	68
Class D, 5.7259% 2/12/49 (g)	257	43
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	90	7
Class ES, 5.562% 1/15/49 (d)(g)	566	22
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	15	15
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	18	18
Series 2006-C7 Class A2, 5.3% 11/15/38	631	665
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (g)(i)	5,268	21
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (g)(i)	1,875	8
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,162	1,341
Class XCP, 0.2757% 9/15/45 (g)(i)	86,055	443
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(g)	351	340
Class E, 0.4912% 9/15/21 (d)(g)	1,265	1,212
Class F, 0.5412% 9/15/21 (d)(g)	723	686
Class G, 0.5612% 9/15/21 (d)(g)	3,017	2,830
Class H, 0.6012% 9/15/21 (d)(g)	369	339
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	924	938
Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(g)	953	675
Series 2006-C1 Class A2, 5.683% 5/12/39 (g)	433	435
Series 2007-C1 Class A4, 5.8505% 6/12/50 (g)	4,145	4,795
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,729
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	702	734
Series 2007-5:
Class A3, 5.364% 8/12/48	425	434
Class A4, 5.378% 8/12/48	46,472	52,660
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 26,699	$ 30,370
Series 2007-7 Class A4, 5.7411% 6/12/50 (g)	3,832	4,390
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(i)	17,986	203
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,095	265
Series 2007-7 Class B, 5.7411% 6/12/50 (g)	1,409	80
Series 2007-8 Class A3, 5.9357% 8/12/49 (g)	944	1,095
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(g)	227	91
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (d)(g)	629	593
Class D, 0.392% 10/15/20 (d)(g)	422	390
Class E, 0.452% 10/15/20 (d)(g)	528	472
Class F, 0.502% 10/15/20 (d)(g)	397	343
Class G, 0.542% 10/15/20 (d)(g)	491	400
Class H, 0.632% 10/15/20 (d)(g)	309	211
Class J, 0.782% 10/15/20 (d)(g)	179	63
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	943	949
Series 2006-T23 Class A3, 5.815% 8/12/41 (g)	559	580
Series 2007-HQ12 Class A4, 5.5917% 4/12/49 (g)	5,793	6,223
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	19,062	21,858
Class B, 5.7489% 4/15/49 (g)	269	81
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	194	70
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (d)(g)	1,099	1,031
Class F, 0.5412% 9/15/21 (d)(g)	1,189	1,105
Class G, 0.5612% 9/15/21 (d)(g)	1,126	1,021
Class J, 0.8012% 9/15/21 (d)(g)	314	238
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(g)	2,710	2,391
Class LXR1, 0.9012% 6/15/20 (d)(g)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,981
Series 2007-C30:
Class A3, 5.246% 12/15/43	298	303
Class A4, 5.305% 12/15/43	322	353
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A5, 5.342% 12/15/43	$ 30,892	$ 34,862
Series 2007-C31:
Class A4, 5.509% 4/15/47	13,280	15,055
Class A5, 5.5% 4/15/47	7,650	8,759
Series 2007-C32 Class A3, 5.7388% 6/15/49 (g)	45,421	52,169
Series 2007-C33 Class A4, 5.9245% 2/15/51 (g)	7,536	8,698
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(g)	652	657
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,157
Series 2005-C22:
Class B, 5.3875% 12/15/44 (g)	2,428	1,664
Class F, 5.3875% 12/15/44 (d)(g)	1,826	508
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(g)(i)	11,490	59
Series 2007-C31 Class C, 5.6823% 4/15/47 (g)	4,515	2,619
Series 2007-C31A Class A2, 5.421% 4/15/47	2,096	2,107
Series 2007-C32:
Class D, 5.7388% 6/15/49 (g)	823	221
Class E, 5.7388% 6/15/49 (g)	1,297	322
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $453,061)		493,866
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,835	1,907
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,406
7.3% 10/1/39	790	1,104
7.5% 4/1/34	6,270	8,753
7.55% 4/1/39	5,955	8,660
7.6% 11/1/40	14,085	20,790
7.625% 3/1/40	2,175	3,173
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,034
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	27,888
Series 2010-1, 6.63% 2/1/35	3,440	3,904
Series 2010-3:
6.725% 4/1/35	5,880	6,738
7.35% 7/1/35	1,925	2,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 2,550	$ 2,916
5.877% 3/1/19	4,260	4,893
TOTAL MUNICIPAL SECURITIES (Cost $91,196)		95,496
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $7,369)	6,724	7,053
Fixed-Income Funds - 20.9%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h)	10,269,524	1,120,302
Fidelity Specialized High Income Central Fund (h)	2,615,015	278,839
TOTAL FIXED-INCOME FUNDS (Cost $1,330,840)		1,399,141
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.16% (a) (Cost $37,393)	37,392,917	37,393
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $6,824,060)		7,057,731
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(355,650)
NET ASSETS - 100%		$ 6,702,081
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (5,000)	(5,177)
3% 3/1/43	(5,100)	(5,281)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 3/1/43	$ (3,200)	$ (3,313)
3% 3/1/43	(7,800)	(8,076)
3% 3/1/43	(19,400)	(20,087)
3% 3/1/43	(11,100)	(11,493)
3% 3/1/43	(8,100)	(8,387)
3% 3/1/43	(8,100)	(8,387)
3% 3/1/43	(16,200)	(16,774)
3.5% 3/1/43	(3,300)	(3,490)
3.5% 3/1/43	(5,600)	(5,922)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(3,300)	(3,490)
3.5% 3/1/43	(5,700)	(6,028)
3.5% 3/1/43	(2,200)	(2,327)
3.5% 3/1/43	(300)	(317)
3.5% 3/1/43	(12,200)	(12,902)
3.5% 3/1/43	(300)	(317)
3.5% 3/1/43	(2,200)	(2,327)
3.5% 3/1/43	(5,400)	(5,711)
4% 3/1/43	(9,400)	(10,021)
4% 3/1/43	(2,700)	(2,878)
TOTAL FANNIE MAE		(142,811)
Freddie Mac
3.5% 3/1/43	(2,400)	(2,527)
3.5% 3/1/43	(4,300)	(4,528)
5% 3/1/43	(4,000)	(4,304)
TOTAL FREDDIE MAC		(11,359)
Ginnie Mae
3.5% 3/1/43	(5,400)	(5,784)
TOTAL TBA SALE COMMITMENTS (Proceeds $159,504)		$ (159,954)
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 49	$ (395)	$ (346)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	38	(289)	(251)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	225	(659)	(434)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	225	(565)	(340)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(242)	57	(185)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(242)	151	(91)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	26	(126)	(100)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	18	(198)	(180)
TOTAL BUY PROTECTION						97	(2,024)	(1,927)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,088	(1,980)	41	(1,939)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	5,675	(5,380)	112	(5,268)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,271	(1,205)	25	(1,180)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	4,245	(4,024)	84	(3,940)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,315	(2,195)	46	(2,149)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	3,791	(3,594)	73	(3,521)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	147	(4)	0	(4)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(288)	0	(288)
Swap Agreements - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	$ 486	$ (90)	$ 0	$ (90)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	613	(322)	0	(322)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	464	(68)	0	(68)
TOTAL SELL PROTECTION						(19,150)	381	(18,769)
TOTAL CREDIT DEFAULT SWAPS						$ (19,053)	$ (1,643)	$ (20,696)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,445,000 or 3.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $23,533,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 308
Fidelity Mortgage Backed Securities Central Fund	9,885
Fidelity Specialized High Income Central Fund	5,633
Total	$ 15,826
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 349,824	$ -	$ 1,120,302	7.4%
Fidelity Specialized High Income Central Fund	140,165	135,650	-	278,839	72.6%
Total	$ 918,099	$ 485,474	$ -	$ 1,399,141
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,517,224	$ -	$ 1,515,275	$ 1,949
U.S. Government and Government Agency Obligations	2,115,568	-	2,115,568	-
U.S. Government Agency - Mortgage Securities	1,064,334	-	1,064,334	-
Asset-Backed Securities	18,917	-	12,517	6,400
Collateralized Mortgage Obligations	308,739	-	308,739	-
Commercial Mortgage Securities	493,866	-	493,558	308
Municipal Securities	95,496	-	95,496	-
Foreign Government and Government Agency Obligations	7,053	-	7,053	-
Fixed-Income Funds	1,399,141	1,399,141	-	-
Money Market Funds	37,393	37,393	-	-
Total Investments in Securities:	$ 7,057,731	$ 1,436,534	$ 5,612,540	$ 8,657
Derivative Instruments:
Assets
Swap Agreements	$ 581	$ -	$ 581	$ -
Liabilities
Swap Agreements	$ (19,634)	$ -	$ (19,634)	$ -
Total Derivative Instruments:	$ (19,053)	$ -	$ (19,053)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (159,954)	$ -	$ (159,954)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 581	$ (19,634)
Total Value of Derivatives	$ 581	$ (19,634)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,455,827)	$ 5,621,197
Fidelity Central Funds (cost $1,368,233)	1,436,534
Total Investments (cost $6,824,060)		$ 7,057,731
Receivable for investments sold, regular delivery		2,097
Receivable for TBA sale commitments		159,504
Receivable for swap agreements		9
Receivable for fund shares sold		3,292
Interest receivable		26,664
Distributions receivable from Fidelity Central Funds		9
Swap agreements, at value		581
Receivable from investment adviser for expense reductions		3
Other receivables		127
Total assets		7,250,017

Liabilities
Payable for investments purchased Regular delivery	$ 21,565
Delayed delivery	337,125
TBA sale commitments, at value	159,954
Payable for swap agreements	1,167
Payable for fund shares redeemed	5,082
Distributions payable	642
Swap agreements, at value	19,634
Accrued management fee	1,770
Distribution and service plan fees payable	67
Other affiliated payables	803
Other payables and accrued expenses	127
Total liabilities		547,936

Net Assets		$ 6,702,081
Net Assets consist of:
Paid in capital		$ 6,697,096
Undistributed net investment income		2,147
Accumulated undistributed net realized gain (loss) on investments		(209,686)
Net unrealized appreciation (depreciation) on investments		212,524
Net Assets		$ 6,702,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($103,320 ÷ 12,982 shares)	$ 7.96

Maximum offering price per share (100/96.00 of $7.96)	$ 8.29
Class T: Net Asset Value and redemption price per share ($36,366 ÷ 4,567 shares)	$ 7.96

Maximum offering price per share (100/96.00 of $7.96)	$ 8.29
Class B: Net Asset Value and offering price per share ($5,664 ÷ 711 shares)A	$ 7.97

Class C: Net Asset Value and offering price per share ($39,549 ÷ 4,963 shares)A	$ 7.97

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($6,058,079 ÷ 760,653 shares)	$ 7.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($459,103 ÷ 57,586 shares)	$ 7.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 62,716
Income from Fidelity Central Funds		15,826
Total income		78,542

Expenses
Management fee	$ 9,846
Transfer agent fees	3,319
Distribution and service plan fees	418
Fund wide operations fee	1,100
Independent trustees' compensation	12
Interest	1
Miscellaneous	7
Total expenses before reductions	14,703
Expense reductions	(6)	14,697
Net investment income (loss)		63,845
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,745
Swap agreements	(8,752)
Total net realized gain (loss)		(5,007)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,856)
Swap agreements	6,767
Delayed delivery commitments	(71)
Total change in net unrealized appreciation (depreciation)		(20,160)
Net gain (loss)		(25,167)
Net increase (decrease) in net assets resulting from operations		$ 38,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,845	$ 147,962
Net realized gain (loss)	(5,007)	199,143
Change in net unrealized appreciation (depreciation)	(20,160)	(245)
Net increase (decrease) in net assets resulting from operations	38,678	346,860
Distributions to shareholders from net investment income	(60,651)	(144,505)
Share transactions - net increase (decrease)	1,548,833	34,097
Total increase (decrease) in net assets	1,526,860	236,452

Net Assets
Beginning of period	5,175,221	4,938,769
End of period (including undistributed net investment income of $2,147 and distributions in excess of net investment income of $1,047, respectively)	$ 6,702,081	$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.070	.207	.220	.254	.303	.331
Net realized and unrealized gain (loss)	(.023)	.315	.183	.566	.007	(.303)
Total from investment operations	.047	.522	.403	.820	.310	.028
Distributions from net investment income	(.067)	(.202)	(.213)	(.240)	(.310)	(.311)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.067)	(.202)	(.213)	(.240)	(.310)	(.318)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Total Return B,C,D	.58%	6.91%	5.49%	12.10%	4.89%	.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.77% A	.78%	.78%	.77%	.79%	.80%
Expenses net of fee waivers, if any	.77% A	.78%	.78%	.77%	.79%	.80%
Expenses net of all reductions	.77% A	.78%	.78%	.77%	.79%	.80%
Net investment income (loss)	1.76% A	2.66%	2.94%	3.55%	4.67%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 103	$ 110	$ 101	$ 173	$ 145	$ 79
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89	$ 7.18
Income from Investment Operations
Net investment income (loss) E	.069	.205	.218	.252	.302	.332
Net realized and unrealized gain (loss)	(.023)	.314	.182	.555	.016	(.303)
Total from investment operations	.046	.519	.400	.807	.318	.029
Distributions from net investment income	(.066)	(.199)	(.210)	(.237)	(.308)	(.312)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.066)	(.199)	(.210)	(.237)	(.308)	(.319)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Total Return B,C,D	.57%	6.88%	5.46%	11.90%	5.02%	.36%
Ratios to Average Net Assets F,H
Expenses before reductions	.79% A	.81%	.81%	.80%	.82%	.80%
Expenses net of fee waivers, if any	.79% A	.81%	.81%	.80%	.82%	.80%
Expenses net of all reductions	.79% A	.81%	.81%	.80%	.82%	.79%
Net investment income (loss)	1.74% A	2.63%	2.91%	3.51%	4.65%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 39	$ 38	$ 53	$ 46	$ 53
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.040	.151	.165	.201	.257	.281
Net realized and unrealized gain (loss)	(.023)	.314	.182	.566	.016	(.313)
Total from investment operations	.017	.465	.347	.767	.273	(.032)
Distributions from net investment income	(.037)	(.145)	(.157)	(.187)	(.263)	(.261)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.037)	(.145)	(.157)	(.187)	(.263)	(.268)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Total Return B,C,D	.21%	6.14%	4.71%	11.26%	4.29%	(.49)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.51%	1.51%	1.51%	1.50%
Net investment income (loss)	1.01% A	1.94%	2.21%	2.81%	3.95%	3.96%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 8	$ 12	$ 11	$ 9
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) E	.039	.149	.164	.200	.255	.278
Net realized and unrealized gain (loss)	(.023)	.315	.182	.566	.005	(.304)
Total from investment operations	.016	.464	.346	.766	.260	(.026)
Distributions from net investment income	(.036)	(.144)	(.156)	(.186)	(.260)	(.257)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.036)	(.144)	(.156)	(.186)	(.260)	(.264)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return B,C,D	.20%	6.11%	4.70%	11.24%	4.09%	(.40)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.53%	1.52%	1.55%	1.55%
Net investment income (loss)	.99% A	1.92%	2.19%	2.79%	3.91%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 44	$ 31	$ 35	$ 27	$ 14
Portfolio turnover rate G	330% A	276%	275% J	174% K	119% I,K	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89	$ 7.19
Income from Investment Operations
Net investment income (loss) D	.082	.233	.245	.277	.326	.356
Net realized and unrealized gain (loss)	(.023)	.304	.192	.556	.015	(.313)
Total from investment operations	.059	.537	.437	.833	.341	.043
Distributions from net investment income	(.079)	(.227)	(.237)	(.263)	(.331)	(.336)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.079)	(.227)	(.237)	(.263)	(.331)	(.343)
Net asset value, end of period	$ 7.96	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Total Return B,C	.74%	7.12%	5.97%	12.29%	5.39%	.57%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.46%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.46%	.44%
Net investment income (loss)	2.07% A	2.99%	3.27%	3.86%	5.00%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 6,058	$ 4,876	$ 4,670	$ 7,345	$ 5,951	$ 9,814
Portfolio turnover rate F	330% A	276%	275% I	174% J	119% H,J	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90	$ 7.19
Income from Investment Operations
Net investment income (loss) D	.079	.229	.240	.274	.322	.353
Net realized and unrealized gain (loss)	(.022)	.315	.184	.565	.005	(.303)
Total from investment operations	.057	.544	.424	.839	.327	.050
Distributions from net investment income	(.077)	(.224)	(.234)	(.259)	(.327)	(.333)
Distributions from net realized gain	-	-	-	-	-	(.007)
Total distributions	(.077)	(.224)	(.234)	(.259)	(.327)	(.340)
Net asset value, end of period	$ 7.97	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Total Return B,C	.71%	7.20%	5.79%	12.38%	5.16%	.66%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.50%	.48%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.53% A	.50%	.48%	.50%	.53%	.50%
Expenses net of all reductions	.53% A	.50%	.48%	.50%	.53%	.49%
Net investment income (loss)	2.00% A	2.94%	3.24%	3.82%	4.94%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 459	$ 100	$ 91	$ 30	$ 27	$ 34
Portfolio turnover rate F	330% A	276%	275% I	174% J	119% H,J	231%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 228,844
Gross unrealized depreciation	(32,014)
Net unrealized appreciation (depreciation) on securities and other investments	$ 196,830

Tax cost	$ 6,860,901

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (97,636)

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions.

The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (8,752)	$ 6,767

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,309,814 and $206,636, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 134	$ 4
Class T	-%	.25%	46	1
Class B	.65%	.25%	28	20
Class C	.75%	.25%	210	48
			$ 418	$ 73

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	3
Class B*	6
Class C*	29
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 86.16
Class T	34.18
Class B	8.25
Class C	36.17
Investment Grade Bond	2,868.10
Institutional Class	287.17
	$ 3,319

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of ..04% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,200.48%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding.

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8. Security Lending - continued

Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $114.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 892	$ 2,753
Class T	305	995
Class B	29	142
Class C	192	703
Investment Grade Bond	56,195	137,321
Institutional Class	3,038	2,591
Total	$ 60,651	$ 144,505

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,722	5,849	$ 13,750	$ 45,371
Reinvestment of distributions	93	288	744	2,244
Shares redeemed	(2,598)	(5,555)	(20,723)	(43,061)
Net increase (decrease)	(783)	582	$ (6,229)	$ 4,554
Class T
Shares sold	606	1,474	$ 4,838	$ 11,437
Reinvestment of distributions	34	115	272	893
Shares redeemed	(928)	(1,732)	(7,411)	(13,458)
Net increase (decrease)	(288)	(143)	$ (2,301)	$ (1,128)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class B
Shares sold	39	145	$ 310	$ 1,129
Reinvestment of distributions	2	13	20	98
Shares redeemed	(158)	(402)	(1,263)	(3,124)
Net increase (decrease)	(117)	(244)	$ (933)	$ (1,897)
Class C
Shares sold	663	2,532	$ 5,305	$ 19,665
Reinvestment of distributions	20	75	159	588
Shares redeemed	(1,201)	(1,156)	(9,604)	(9,014)
Net increase (decrease)	(518)	1,451	$ (4,140)	$ 11,239
Investment Grade Bond
Shares sold	237,806	151,341	$ 1,903,080	$ 1,175,997
Reinvestment of distributions	6,589	16,305	52,641	126,954
Shares redeemed	(94,532)	(165,962)	(754,494)	(1,287,314)
Net increase (decrease)	149,863	1,684	$ 1,201,227	$ 15,637
Institutional Class
Shares sold	48,363	5,413	$ 387,664	$ 42,149
Reinvestment of distributions	297	106	2,373	827
Shares redeemed	(3,609)	(4,813)	(28,828)	(37,284)
Net increase (decrease)	45,051	706	$ 361,209	$ 5,692

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to change in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Investment Grade Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-USAN-0413
1.784860.109

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Conservative Income Bond Fund, or 1-877-208-0098 for Institutional Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,004.60	$ 1.99
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,005.10	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/13	% of fund's investments 8/31/12
0 - 30	13.5	26.2
31 - 90	33.9	15.6
91 - 180	17.5	14.6
181 - 397	9.1	14.6
> 397	26.0	29.0

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	0.3	0.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 60.8%		Corporate Bonds 53.5%
	Municipal Securities 4.1%		Municipal Securities 5.9%
	Certificates of Deposit 3.1%		Certificates of Deposit 6.5%
	Commercial Paper 16.9%		Commercial Paper 19.3%
	Cash and Cash Equivalents 14.0%		Cash and Cash Equivalents 10.4%
	Net Other Assets (Liabilities) 1.1%		Net Other Assets (Liabilities) 4.4%
* Foreign investments	30.3%	** Foreign investments	34.6%

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 5.7%
Daimler Finance North America LLC:
0.905% 1/9/15 (b)(c)	$ 35,000,000	$ 35,103,215
1.085% 4/10/14 (b)(c)	15,000,000	15,063,120
1.5095% 9/13/13 (b)(c)	21,165,000	21,258,994
1.635% 7/11/13 (b)(c)	15,550,000	15,610,287
Volkswagen International Finance NV:
0.8891% 11/20/14 (b)(c)	30,000,000	30,103,230
0.91% 9/22/13 (b)(c)	10,000,000	10,027,100
0.918% 4/1/14 (b)(c)	1,805,000	1,810,619
1.06% 3/21/14 (b)(c)	10,000,000	10,050,830
		139,027,395
CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 0.8505% 1/27/14 (c)	5,475,000	5,500,590
Miller Brewing Co. 5.5% 8/15/13 (b)	1,663,000	1,699,915
		7,200,505
Food & Staples Retailing - 0.4%
Walgreen Co. 0.8095% 3/13/14 (c)	10,000,000	10,026,740
TOTAL CONSUMER STAPLES		17,227,245
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Schlumberger Investment SA 0.8605% 9/12/14 (b)(c)	7,500,000	7,555,770
Total Capital Canada Ltd.:
0.683% 1/15/16 (c)	35,000,000	35,159,495
1.625% 1/28/14	3,250,000	3,292,257
		46,007,522
FINANCIALS - 44.1%
Capital Markets - 6.0%
BlackRock, Inc. 0.5881% 5/24/13 (c)	5,000,000	5,001,875
HSBC Bank PLC:
0.7201% 5/15/13 (b)(c)	11,900,000	11,911,043
1.103% 1/17/14 (b)(c)	20,150,000	20,281,358
JPMorgan Chase & Co.:
0.9081% 2/26/16 (c)	10,000,000	9,997,210
0.964% 10/15/15 (c)	20,000,000	20,109,300
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co.: - continued
1.102% 1/24/14 (c)	$ 48,900,000	$ 49,224,256
Morgan Stanley 1.5381% 2/25/16 (c)	4,000,000	4,013,972
The Bank of New York Mellon Corp. 0.5705% 7/28/14 (c)	5,000,000	5,013,660
UBS AG Stamford Branch:
1.3005% 1/28/14 (c)	3,000,000	3,019,680
2.25% 8/12/13	16,655,000	16,765,106
		145,337,460
Commercial Banks - 20.6%
ABN AMRO Bank NV:
2.0715% 1/30/14 (b)(c)	20,005,000	20,252,062
3% 1/31/14 (b)	9,811,000	9,979,004
ANZ Banking Group Ltd.:
0.98% 9/24/13 (b)(c)	2,000,000	2,006,850
1.045% 1/10/14 (b)(c)	3,647,000	3,666,563
Bank of Montreal 0.7795% 9/11/15 (c)	25,000,000	25,100,300
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7391% 2/26/16 (b)(c)	30,000,000	30,025,500
BNP Paribas:
0.705% 4/8/13 (c)	18,303,000	18,308,912
1.205% 1/10/14 (c)	1,545,000	1,552,323
BPCE SA:
2.0455% 2/7/14 (b)(c)	24,100,000	24,388,670
2.375% 10/4/13 (b)	3,402,000	3,429,695
Commonwealth Bank of Australia:
0.859% 3/19/13 (b)(c)	11,740,000	11,742,501
0.9955% 8/7/13 (b)(c)	5,000,000	5,014,315
1.038% 3/17/14 (b)(c)	6,116,000	6,154,800
1.108% 9/18/15 (b)(c)	30,000,000	30,279,930
Credit Agricole SA:
1.752% 1/21/14 (b)(c)	52,650,000	53,111,846
2.625% 1/21/14 (b)	6,350,000	6,437,911
Credit Suisse New York Branch:
1.265% 1/14/14 (c)	9,676,000	9,742,493
5% 5/15/13	42,250,000	42,630,166
Fifth Third Bank 0.4001% 5/17/13 (c)	37,133,000	37,128,024
ING Bank NV:
1.358% 3/15/13 (b)(c)	8,900,000	8,903,391
1.623% 10/18/13 (b)(c)	9,100,000	9,162,080
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
ING Bank NV: - continued
1.7105% 6/9/14 (b)(c)	$ 4,500,000	$ 4,553,703
National Australia Bank Ltd. 1.025% 4/11/14 (b)(c)	21,950,000	22,118,730
Nordea Bank AB 1.205% 1/14/14 (b)(c)	8,550,000	8,619,084
PNC Bank NA 0.611% 1/28/16 (c)	14,387,000	14,412,077
PNC Funding Corp.:
0.5005% 1/31/14 (c)	5,000,000	5,007,340
5.4% 6/10/14	2,840,000	3,009,943
Royal Bank of Canada 0.603% 4/17/14 (c)	4,850,000	4,867,276
Societe Generale:
1.6295% 12/13/13 (b)(c)	5,000,000	5,033,425
2.2% 9/14/13 (b)	6,669,000	6,717,930
2.5% 1/15/14 (b)	5,050,000	5,123,299
Wells Fargo & Co. 1.23% 6/26/15 (c)	10,000,000	10,138,540
Westpac Banking Corp.:
1.0405% 12/9/13 (c)	1,730,000	1,739,236
1.07% 9/25/15 (c)	50,000,000	50,292,850
		500,650,769
Consumer Finance - 8.1%
American Express Credit Corp.:
0.7431% 11/13/15 (c)	40,000,000	40,097,640
1.4105% 6/12/15 (c)	15,000,000	15,277,680
1.9022% 6/19/13 (c)	440,000	442,040
Capital One Financial Corp.:
0.9355% 11/6/15 (c)	5,000,000	5,005,460
1.454% 7/15/14 (c)	3,865,000	3,901,431
Caterpillar Financial Services Corp. 0.642% 2/9/15 (c)	10,000,000	10,038,460
General Electric Capital Corp.:
0.568% 9/15/14 (c)	5,000,000	5,002,530
0.905% 1/8/16 (c)	5,000,000	5,025,400
0.935% 4/7/14 (c)	6,269,000	6,309,905
1.002% 4/24/14 (c)	25,000,000	25,182,250
1.155% 1/7/14 (c)	11,913,000	11,992,936
HSBC Finance Corp. 0.554% 1/15/14 (c)	49,620,000	49,562,391
John Deere Capital Corp. 0.705% 10/4/13 (c)	10,000,000	10,025,480
Toyota Motor Credit Corp. 0.703% 1/17/14 (c)	10,000,000	10,030,220
		197,893,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 9.3%
Bank of America Corp.:
1.7215% 1/30/14 (c)	$ 23,000,000	$ 23,211,209
4.9% 5/1/13	55,985,000	56,366,538
5.375% 6/15/14	25,000,000	26,418,450
BP Capital Markets PLC:
0.9095% 3/11/14 (c)	1,160,000	1,166,389
0.9355% 12/6/13 (c)	2,487,000	2,493,459
Citigroup, Inc.:
0.5755% 11/5/14 (c)	14,235,000	14,171,085
2.2931% 8/13/13 (c)	33,811,000	34,082,908
5.5% 4/11/13	29,276,000	29,446,123
MassMutual Global Funding II 0.81% 9/27/13 (b)(c)	1,180,000	1,183,736
MetLife Institutional Funding II:
0.675% 1/6/15 (b)(c)	25,000,000	25,027,925
1.205% 4/4/14 (b)(c)	12,906,000	13,021,212
		226,589,034
Insurance - 0.1%
Metropolitan Life Global Funding I 1.055% 1/10/14 (b)(c)	3,965,000	3,986,847
TOTAL FINANCIALS		1,074,457,933
HEALTH CARE - 1.6%
Pharmaceuticals - 1.6%
AbbVie, Inc. 1.0555% 11/6/15 (b)(c)	12,000,000	12,178,596
Teva Pharmaceutical Finance Co. BV 1.193% 11/8/13 (c)	12,000,000	12,064,836
Teva Pharmaceutical Finance III BV 0.81% 3/21/14 (c)	13,375,000	13,426,681
		37,670,113
INDUSTRIALS - 1.6%
Aerospace & Defense - 1.6%
United Technologies Corp. 0.5805% 12/2/13 (c)	40,000,000	40,080,000
INFORMATION TECHNOLOGY - 2.4%
Computers & Peripherals - 0.9%
Hewlett-Packard Co.:
0.5681% 5/24/13 (c)	7,744,000	7,743,830
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.: - continued
0.6866% 5/30/14 (c)	$ 12,961,000	$ 12,881,601
4.5% 3/1/13	965,000	965,000
		21,590,431
IT Services - 0.4%
IBM Corp. 0.273% 2/4/15 (c)	10,000,000	10,000,050
Office Electronics - 1.1%
Xerox Corp.:
1.1101% 5/16/14 (c)	5,846,000	5,835,273
1.7095% 9/13/13 (c)	20,000,000	20,082,220
		25,917,493
TOTAL INFORMATION TECHNOLOGY		57,507,974
MATERIALS - 0.8%
Metals & Mining - 0.8%
BHP Billiton Financial (USA) Ltd. 0.5601% 2/18/14 (c)	20,000,000	20,056,900
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 0.677% 2/12/16 (c)	20,000,000	20,089,300
BellSouth Corp. 4.02% 4/26/21 (b)(c)	9,000,000	9,042,822
		29,132,122
Wireless Telecommunication Services - 0.2%
Verizon Wireless Capital LLC 5.55% 2/1/14	3,821,000	3,984,084
TOTAL TELECOMMUNICATION SERVICES		33,116,206
UTILITIES - 0.6%
Electric Utilities - 0.2%
Georgia Power Co. 0.628% 3/15/13 (c)	4,250,000	4,250,098
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.4%
DTE Energy Co. 1.0105% 6/3/13 (c)	$ 1,715,000	$ 1,717,368
Sempra Energy 1.068% 3/15/14 (c)	8,824,000	8,861,784
		10,579,152
TOTAL UTILITIES		14,829,250
TOTAL NONCONVERTIBLE BONDS (Cost $1,474,380,986)		1,479,980,538
Municipal Securities - 4.1%

Clark County Fuel Tax Series 2008 A, 0.52% 3/7/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)(d)	6,700,000	6,700,000
Illinois Gen. Oblig.:
Series 2010, 4.071% 1/1/14	66,535,000	68,064,635
Series 2010-4, 3.4% 7/1/13	2,000,000	2,017,080
Series 2011, 4.026% 3/1/14	21,100,000	21,667,590
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.48% 3/7/13, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
TOTAL MUNICIPAL SECURITIES (Cost $99,959,005)		99,874,305
Certificates of Deposit - 3.1%

Bank of Nova Scotia yankee:
0.5001% 11/18/13 (c)	15,000,000	15,027,675
0.723% 10/18/13 (c)	5,000,000	5,014,355
0.7495% 9/11/15 (c)	15,000,000	15,015,195
0.792% 2/10/14 (c)	12,000,000	12,057,432
BNP Paribas SA yankee 0.9805% 3/4/13 (c)	5,000,000	5,000,000
National Australia Bank yankee 1.5015% 1/30/14 (c)	10,000,000	10,108,790
Nordea Bank Finland PLC yankee 0.7605% 3/8/13 (c)	2,000,000	2,000,096
Svenska Handelsbanken AB yankee 0.758% 3/18/13 (c)	12,400,000	12,402,604
TOTAL CERTIFICATES OF DEPOSIT (Cost $76,380,827)		76,626,147
Commercial Paper - 16.9%
	Principal Amount	Value
AT&T, Inc.:
0.52% 7/22/13	$ 40,000,000	$ 39,927,040
0.52% 7/22/13	10,000,000	9,981,760
British Telecommunications PLC:
1.5% 5/14/13	20,000,000	19,978,126
1.5% 5/14/13	1,350,000	1,348,524
Ciesco LP:
0.62% 11/5/13	50,000,000	49,810,070
0.72% 8/5/13	20,500,000	20,465,271
0.74% 8/2/13	25,000,000	24,959,098
Credit Agricole North America yankee 0.55% 4/5/13	19,550,000	19,545,543
ING U.S. Funding LLC yankee 0.54% 6/14/13	8,176,000	8,168,400
Lloyds TSB Bank PLC yankee 0.46% 3/18/13	1,000,000	999,913
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.47% 4/5/13	10,000,000	9,997,760
Societe Generale North America, Inc. yankee:
0.61% 5/3/13	40,000,000	39,982,556
0.61% 5/20/13	25,000,000	24,984,925
Tesco Treasury Services PLC:
0.88% 6/21/13	2,000,000	1,997,501
1.2% 7/1/13	32,000,000	31,954,627
1.2% 7/1/13	12,000,000	11,982,985
Vodafone Group PLC yankee:
0.75% 12/30/13	15,000,000	14,913,456
0.77% 5/31/13	4,000,000	3,996,289
0.77% 12/30/13	25,000,000	24,855,760
0.85% 7/31/13	7,500,000	7,485,179
1.175% 6/14/13	35,000,000	34,960,118
1.25% 3/12/13	5,000,000	4,999,557
Xerox Corp. 0.7% 3/28/13	4,000,000	3,998,544
TOTAL COMMERCIAL PAPER (Cost $410,843,635)		411,293,002
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $105,772,276)	105,772,276	105,772,276
Cash Equivalents - 9.7%
	Maturity Amount	Value
Repurchase Agreements:
With:
Mizuho Securities USA, Inc. at 1.45%, dated:
10/26/12 due 4/24/13 (Collateralized by Corporate Obligations valued at $32,503,816, 0.83%- 7.5%, 6/17/19 - 11/25/46)	$ 30,217,500	$ 30,050,700
1/22/13 due 7/15/13 (Collateralized by Corporate Obligations valued at $32,200,209, 0.29%- 10%, 10/1/14 - 12/10/49)	30,210,250	30,029,700
Morgan Stanley & Co., Inc. at 1.55%, dated:
12/13/12 due 6/11/13 (Collateralized by Corporate Obligations valued at $70,435,756, 0%- 12%, 3/20/13 - 3/1/97)	65,503,750	65,027,950
2/4/13 due 6/11/13 (Collateralized by Corporate Obligations valued at $21,642,923, 0.43%- 11.75%, 1/15/15 - 4/26/50)	20,109,361	20,020,200
RBS Securities, Inc. at 1.5%, dated 2/22/13 due 2/20/14 (Collateralized by Mortgage Loan Obligations valued at $97,224,618, 0%- 38.39%, 10/25/17 - 3/22/51)	91,361,250	90,072,000
TOTAL CASH EQUIVALENTS (Cost $235,000,000)		235,200,550
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $2,402,336,729)		2,408,746,818
NET OTHER ASSETS (LIABILITIES) - 1.1%		25,583,240
NET ASSETS - 100%		$ 2,434,330,058
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $521,637,908 or 21.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132,313
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,479,980,538	$ -	$ 1,479,980,538	$ -
Municipal Securities	99,874,305	-	99,874,305	-
Certificates of Deposit	76,626,147	-	76,626,147	-
Commercial Paper	411,293,002	-	411,293,002	-
Money Market Funds	105,772,276	105,772,276	-	-
Cash Equivalents	235,200,550	-	235,200,550	-
Total Investments in Securities:	$ 2,408,746,818	$ 105,772,276	$ 2,302,974,542	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	69.7%
United Kingdom	8.1%
Australia	6.3%
France	5.2%
Netherlands	4.3%
Canada	2.8%
Japan	1.2%
Curacao	1.1%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $235,200,550) - See accompanying schedule: Unaffiliated issuers (cost $2,296,564,453)	$ 2,302,974,542
Fidelity Central Funds (cost $105,772,276)	105,772,276
Total Investments (cost $2,402,336,729)		$ 2,408,746,818
Receivable for investments sold		10,002,332
Receivable for fund shares sold		15,200,683
Interest receivable		5,976,453
Distributions receivable from Fidelity Central Funds		20,364
Receivable from investment adviser for expense reductions		83,913
Total assets		2,440,030,563

Liabilities
Payable for fund shares redeemed	$ 4,760,067
Distributions payable	198,076
Accrued management fee	599,101
Other affiliated payables	143,261
Total liabilities		5,700,505

Net Assets		$ 2,434,330,058
Net Assets consist of:
Paid in capital		$ 2,427,706,335
Undistributed net investment income		44,871
Accumulated undistributed net realized gain (loss) on investments		168,763
Net unrealized appreciation (depreciation) on investments		6,410,089
Net Assets		$ 2,434,330,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($1,064,137,311 ÷ 105,989,759 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,370,192,747 ÷ 136,472,665 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 10,973,247
Income from Fidelity Central Funds		132,313
Total income		11,105,560

Expenses
Management fee	$ 3,232,893
Transfer agent fees	781,472
Independent trustees' compensation	3,739
Miscellaneous	2,320
Total expenses before reductions	4,020,424
Expense reductions	(316,938)	3,703,486
Net investment income (loss)		7,402,074
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		617,049
Change in net unrealized appreciation (depreciation) on investment securities		2,055,122
Net gain (loss)		2,672,171
Net increase (decrease) in net assets resulting from operations		$ 10,074,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,402,074	$ 7,970,975
Net realized gain (loss)	617,049	468,916
Change in net unrealized appreciation (depreciation)	2,055,122	5,103,055
Net increase (decrease) in net assets resulting from operations	10,074,245	13,542,946
Distributions to shareholders from net investment income	(7,401,058)	(7,972,863)
Distributions to shareholders from net realized gain	(917,202)	-
Total distributions	(8,318,260)	(7,972,863)
Share transactions - net increase (decrease)	656,145,852	1,246,431,292
Total increase (decrease) in net assets	657,901,837	1,252,001,375

Net Assets
Beginning of period	1,776,428,221	524,426,846
End of period (including undistributed net investment income of $44,871 and undistributed net investment income of $43,855, respectively)	$ 2,434,330,058	$ 1,776,428,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Conservative Income Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.032	.072	.017
Net realized and unrealized gain (loss)	.014	.037	(.011)
Total from investment operations	.046	.109	.006
Distributions from net investment income	(.032)	(.069)	(.016)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.036)	(.069)	(.016)
Net asset value, end of period	$ 10.04	$ 10.03	$ 9.99
Total Return B, C	.46%	1.09%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40% A	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40% A
Net investment income (loss)	.64% A	.72%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,064,137	$ 824,998	$ 313,082
Portfolio turnover rate F	43% A	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.037	.082	.022
Net realized and unrealized gain (loss)	.014	.037	(.011)
Total from investment operations	.051	.119	.011
Distributions from net investment income	(.037)	(.079)	(.021)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.041)	(.079)	(.021)
Net asset value, end of period	$ 10.04	$ 10.03	$ 9.99
Total Return B, C	.51%	1.20%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.30% A	.30%	.30% A
Expenses net of all reductions	.30% A	.30%	.30% A
Net investment income (loss)	.74% A	.82%	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,370,193	$ 951,430	$ 211,344
Portfolio turnover rate F	43% A	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,536,725
Gross unrealized depreciation	(126,939)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,409,786

Tax cost	$ 2,402,337,032

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $807,222,061 and $236,159,014, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$ 485,313
Institutional Class	296,159
$ 781,472

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,320 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $316,854.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $84.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Conservative Income Bond	$ 3,065,674	$ 3,610,501
Institutional Class	4,335,384	4,362,362
Total	$ 7,401,058	$ 7,972,863

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended February 28, 2013	Year ended August 31, 2012
From net realized gain
Conservative Income Bond	$ 406,894	$ -
Institutional Class	510,308	-
Total	$ 917,202	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Conservative Income Bond
Shares sold	62,338,769	92,770,593	$ 625,805,749	$ 928,073,885
Reinvestment of distributions	311,056	325,793	3,122,141	3,260,639
Shares redeemed	(38,909,663)	(42,192,920)	(390,600,902)	(422,058,303)
Net increase (decrease)	23,740,162	50,903,466	$ 238,326,988	$ 509,276,221
Institutional Class
Shares sold	68,241,177	104,222,333	$ 685,043,002	$ 1,042,605,053
Reinvestment of distributions	401,350	368,057	4,028,508	3,684,365
Shares redeemed	(27,024,232)	(30,895,909)	(271,252,646)	(309,134,347)
Net increase (decrease)	41,618,295	73,694,481	$ 417,818,864	$ 737,155,071

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period the Fund recognized a gain of $107 on the sale of a security not meeting the investment guidelines of the Fund. This amount is included in Net Realized Gain (Loss) on Unaffiliated Securities in the accompanying Statement of Operations.

At the end of the period, Strategic Advisers Short Duration Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund- level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Fidelity Conservative Income Bond Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

The Board further considered that FMR contractually agreed to reimburse Institutional Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.30% through October 29, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCV-USAN-0413
1.924091.101

Fidelity®

Short-Term Bond

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,005.60	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,007.30	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 36.4%	U.S. Government and U.S. Government Agency Obligations† 43.8%
AAA 20.0%	AAA 18.2%
AA 8.2%	AA 6.5%
A 15.2%	A 15.5%
BBB 17.9%	BBB 13.8%
BB and Below 0.8%	BB and Below 0.6%
Not Rated 0.3%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	2.3	2.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	1.8	1.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 *		As of August 31, 2012 **
	Corporate Bonds 39.6%		Corporate Bonds 34.5%
	U.S. Government and U.S. Government Agency Obligations† 36.4%		U.S. Government and U.S. Government Agency Obligations† 43.8%
	Asset-Backed Securities 14.4%		Asset-Backed Securities 13.0%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 6.7%
	Municipal Bonds 0.4%		Municipal Bonds 0.1%
	Other Investments 1.4%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	13.8%	** Foreign investments	12.1%
† Includes NCUA Guaranteed Notes.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 10,000	$ 10,023
1.3% 7/31/15 (d)	17,811	17,909
1.65% 4/10/15 (d)	8,910	9,012
1.875% 9/15/14 (d)	8,785	8,915
1.95% 3/28/14 (d)	16,316	16,494
2.3% 1/9/15 (d)	8,860	9,056
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	9,177
1.625% 3/22/15 (d)	16,952	17,173
2.375% 3/22/17 (d)	8,440	8,727
		106,486
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,549
Media - 0.6%
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,285
3.65% 4/30/15	7,820	8,297
News America, Inc. 5.3% 12/15/14	9,474	10,239
Time Warner, Inc. 3.15% 7/15/15	11,388	12,002
Viacom, Inc. 1.25% 2/27/15	10,835	10,927
Walt Disney Co. 1.1% 12/1/17	7,616	7,609
		58,359
TOTAL CONSUMER DISCRETIONARY		170,394
CONSUMER STAPLES - 3.2%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,528
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	17,658	17,700
1.5% 7/14/14	12,500	12,661
Beam, Inc. 1.875% 5/15/17	10,289	10,479
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,504
Fortune Brands, Inc. 5.375% 1/15/16	2,377	2,644
Heineken NV:
0.8% 10/1/15 (d)	12,017	12,036
1.4% 10/1/17 (d)	4,476	4,462
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 0.4923% 2/26/16 (g)	$ 12,500	$ 12,504
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,587
		120,105
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,909
Walgreen Co. 1% 3/13/15	13,123	13,162
		23,071
Food Products - 1.1%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,999
General Mills, Inc.:
0.875% 1/29/16	7,655	7,683
1.55% 5/16/14	9,300	9,412
Kellogg Co. 0.5221% 2/13/15 (g)	13,333	13,346
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,864
Kraft Foods, Inc. 2.625% 5/8/13	27,534	27,630
		100,934
Tobacco - 0.4%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,526
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,797
6.75% 6/15/17	6,891	8,321
		39,644
TOTAL CONSUMER STAPLES		283,754
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,761
FMC Technologies, Inc. 2% 10/1/17	1,126	1,136
Weatherford International Ltd. 5.15% 3/15/13	401	401
		8,298
Oil, Gas & Consumable Fuels - 1.7%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,502
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,554
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	11,918
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,711
5.65% 4/1/13	8,773	8,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gazstream SA 5.625% 7/22/13 (d)	$ 585	$ 591
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,690
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,971
3.875% 1/27/16	8,216	8,589
Phillips 66:
1.95% 3/5/15	18,490	18,897
2.95% 5/1/17	4,000	4,233
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	13,125
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,676
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,264
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,793
Total Capital International SA 0.75% 1/25/16	10,823	10,855
		155,171
TOTAL ENERGY		163,469
FINANCIALS - 23.3%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	17,090	17,315
3.625% 2/7/16	10,300	10,952
3.7% 8/1/15	13,094	13,833
5.125% 1/15/15	26,483	28,371
HSBC Bank PLC 3.1% 5/24/16 (d)	8,670	9,207
JPMorgan Chase & Co.:
0.9081% 2/26/16 (g)	10,000	9,997
0.964% 10/15/15 (g)	16,265	16,354
1.1% 10/15/15	8,630	8,659
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,863
Morgan Stanley:
1.75% 2/25/16	7,655	7,689
2.875% 1/24/14	8,670	8,832
2.875% 7/28/14	3,146	3,225
4.1% 1/26/15	3,862	4,049
4.2% 11/20/14	7,995	8,379
6% 5/13/14	12,430	13,133
State Street Corp. 4.3% 5/30/14	9,030	9,461
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
1.3005% 1/28/14 (g)	$ 3,777	$ 3,802
2.25% 1/28/14	9,587	9,730
		209,522
Commercial Banks - 10.7%
ABN AMRO Bank NV 2.0715% 1/30/14 (d)(g)	7,000	7,086
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	8,540	8,664
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,059
1.875% 10/6/17	5,000	5,128
Bank of America NA 5.3% 3/15/17	1,941	2,176
Bank of England 0.5% 3/6/15 (d)	28,468	28,545
Bank of Montreal 0.7795% 9/11/15 (g)	19,100	19,177
Bank of Nova Scotia:
1.375% 12/18/17	8,336	8,338
1.85% 1/12/15	21,584	22,093
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	18,000	18,007
Barclays Bank PLC:
1.345% 1/13/14 (g)	26,000	26,147
2.375% 1/13/14	12,100	12,277
BB&T Corp.:
2.05% 4/28/14	15,000	15,247
3.2% 3/15/16	5,000	5,340
BNP Paribas 0.705% 4/8/13 (g)	8,035	8,038
Canadian Imperial Bank of Commerce 0.9% 10/1/15	7,273	7,297
Commonwealth Bank of Australia:
1.038% 3/17/14 (d)(g)	11,131	11,202
1.95% 3/16/15	8,750	8,976
3.5% 3/19/15 (d)	15,000	15,853
Credit Suisse New York Branch:
1.265% 1/14/14 (g)	6,000	6,041
2.2% 1/14/14	51,458	52,200
Danske Bank A/S 1.355% 4/14/14 (d)(g)	12,690	12,760
Discover Bank 2% 2/21/18	20,410	20,478
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,145
Fifth Third Bank:
0.6966% 2/26/16 (g)	10,000	10,009
0.9% 2/26/16	20,630	20,646
ING Bank NV 2% 10/18/13 (d)	5,000	5,035
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 5,786	$ 5,846
5.8% 7/1/14	30,945	33,019
KeyCorp. 6.5% 5/14/13	7,000	7,081
Marshall & Ilsley Bank 5% 1/17/17	686	754
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	15,865	15,813
National Australia Bank Ltd.:
0.602% 1/22/15 (d)(g)	15,000	14,995
1.6% 8/7/15	8,810	8,979
2% 3/9/15	8,730	8,959
National Bank of Canada 1.5% 6/26/15	11,630	11,806
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,345
PNC Bank NA 0.8% 1/28/16	20,150	20,208
PNC Funding Corp.:
3% 5/19/14	8,490	8,742
3.625% 2/8/15	8,119	8,574
Rabobank (Netherlands) NV:
1.85% 1/10/14	29,315	29,665
2.125% 10/13/15	4,746	4,899
Regions Financial Corp. 4.875% 4/26/13	7,700	7,746
Royal Bank of Canada:
0.603% 4/17/14 (g)	8,000	8,028
0.8% 10/30/15	17,260	17,297
1.125% 1/15/14	3,315	3,338
1.45% 10/30/14	18,001	18,310
1.5% 1/16/18	17,080	17,209
Royal Bank of Scotland Group PLC 2.55% 9/18/15	23,000	23,675
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	13,200	13,429
1.9% 1/12/15 (d)	10,070	10,257
1.95% 1/14/14 (d)	18,000	18,154
SunTrust Banks, Inc.:
0.5781% 8/24/15 (g)	3,500	3,441
0.608% 4/1/15 (g)	15,500	15,200
3.5% 1/20/17	2,974	3,201
3.6% 4/15/16	7,229	7,744
5% 9/1/15	7,068	7,701
The Toronto Dominion Bank:
0.7485% 11/1/13 (g)	10,100	10,127
1.375% 7/14/14	22,000	22,234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp 4.2% 5/15/14	$ 8,510	$ 8,893
Wachovia Bank NA 0.678% 11/3/14 (g)	18,000	18,029
Wells Fargo & Co.:
0.5005% 10/28/15 (g)	23,000	22,898
1.25% 2/13/15	21,287	21,488
3.625% 4/15/15	17,400	18,469
Wells Fargo Bank NA 0.5001% 5/16/16 (g)	7,015	6,920
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,140
1.041% 3/31/14 (d)(g)	9,700	9,774
1.125% 9/25/15	20,309	20,477
1.85% 12/9/13	10,339	10,457
2% 8/14/17	15,561	16,003
		949,288
Consumer Finance - 4.1%
American Express Credit Corp.:
0.7431% 11/13/15 (g)	29,920	29,993
0.875% 11/13/15	8,640	8,637
2.75% 9/15/15	14,274	14,930
2.8% 9/19/16	5,476	5,795
American Honda Finance Corp.:
0.743% 5/8/14 (d)(g)	7,500	7,537
1.45% 2/27/15 (d)	8,795	8,918
1.5% 9/11/17 (d)	5,156	5,201
Capital One Financial Corp.:
0.9355% 11/6/15 (g)	6,000	6,007
1% 11/6/15	8,630	8,599
1.454% 7/15/14 (g)	3,250	3,281
2.125% 7/15/14	18,863	19,188
2.15% 3/23/15	13,520	13,821
7.375% 5/23/14	13,000	14,025
Ford Motor Credit Co. LLC:
2.75% 5/15/15	13,438	13,729
3% 6/12/17	19,120	19,607
General Electric Capital Corp.:
1% 1/8/16	10,120	10,152
1.002% 4/24/14 (g)	18,100	18,232
1.625% 7/2/15	20,514	20,875
2.15% 1/9/15	73,708	75,734
2.25% 11/9/15	18,902	19,587
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.95% 5/9/16	$ 1,460	$ 1,545
3.5% 6/29/15	3,508	3,722
HSBC USA, Inc.:
1.625% 1/16/18	7,507	7,541
2.375% 2/13/15	15,658	16,144
Hyundai Capital America 1.625% 10/2/15 (d)	5,584	5,624
Toyota Motor Credit Corp. 0.703% 1/17/14 (g)	7,000	7,021
		365,445
Diversified Financial Services - 4.0%
ABB Finance (USA), Inc. 1.625% 5/8/17	3,415	3,461
Bank of America Corp.:
1.25% 1/11/16	18,223	18,169
1.5% 10/9/15	8,500	8,526
1.855% 7/11/14 (g)	17,700	17,937
3.7% 9/1/15	35,610	37,590
BP Capital Markets PLC:
0.7605% 6/6/13 (g)	3,775	3,779
0.9095% 3/11/14 (g)	15,507	15,592
1.7% 12/5/14	10,290	10,493
2.248% 11/1/16	9,110	9,483
Citigroup, Inc.:
1.238% 4/1/14 (g)	8,500	8,535
1.25% 1/15/16	36,517	36,419
1.755% 1/13/14 (g)	23,691	23,928
2.2931% 8/13/13 (g)	4,050	4,083
2.65% 3/2/15	31,563	32,406
4.75% 5/19/15	8,020	8,607
5.125% 5/5/14	2,608	2,730
6.375% 8/12/14	19,196	20,644
6.5% 8/19/13	9	9
Export Development Canada 1.5% 5/15/14	5,655	5,739
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,081
3.7% 1/20/15	34,170	35,985
MassMutual Global Funding II 0.685% 1/14/14 (d)(g)	12,292	12,334
MetLife Institutional Funding II 0.675% 1/6/15 (d)(g)	10,400	10,412
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	$ 1,425	$ 1,467
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,415
		349,824
Insurance - 1.5%
American International Group, Inc.:
3% 3/20/15	14,420	14,993
3.8% 3/22/17	6,472	7,028
4.25% 9/15/14	16,573	17,409
Aon Corp. 3.5% 9/30/15	6,775	7,135
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,213
Berkshire Hathaway, Inc.:
0.9901% 8/15/14 (g)	10,000	10,098
1.55% 2/9/18	8,731	8,848
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,792
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	19,930	19,884
2% 1/9/15 (d)	23,161	23,760
2.5% 9/29/15 (d)	5,000	5,204
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,085
		134,449
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	2,618	3,199
Duke Realty LP:
4.625% 5/15/13	114	115
5.4% 8/15/14	399	421
6.25% 5/15/13	134	135
Equity One, Inc.:
5.375% 10/15/15	1,026	1,121
6.25% 1/15/17	359	409
Federal Realty Investment Trust 5.4% 12/1/13	150	155
Health Care REIT, Inc. 2.25% 3/15/18	2,660	2,684
		8,239
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
6% 4/1/16	3,715	4,168
7.5% 5/15/15	685	770
ERP Operating LP 5.2% 4/1/13	3,570	3,582
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP 2.5% 12/15/17	$ 6,061	$ 6,142
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,119
5.5% 1/15/14 (d)	144	148
Regency Centers LP 5.25% 8/1/15	8,860	9,656
Simon Property Group LP:
4.2% 2/1/15	2,715	2,869
5.3% 5/30/13	7,322	7,403
Tanger Properties LP 6.15% 11/15/15	2,689	3,049
Ventas Realty LP 2% 2/15/18	5,421	5,436
		44,342
TOTAL FINANCIALS		2,061,109
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,533
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,066
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,408
McKesson Corp. 0.95% 12/4/15	1,656	1,661
UnitedHealth Group, Inc.:
0.85% 10/15/15	2,487	2,495
1.4% 10/15/17	1,766	1,774
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,525
1.875% 1/15/18	4,545	4,593
		28,522
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (d)	10,100	10,183
1.75% 11/6/17 (d)	14,670	14,855
Sanofi SA:
1.2% 9/30/14	5,963	6,030
2.625% 3/29/16	8,904	9,380
Teva Pharmaceutical Finance III BV:
0.81% 3/21/14 (g)	3,875	3,890
1.7% 3/21/14	8,730	8,834
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,962
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16 (d)	$ 7,580	$ 7,602
1.875% 2/1/18 (d)	1,352	1,357
		65,093
TOTAL HEALTH CARE		103,148
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,627
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	91	95
Iberbond 2004 PLC 4.826% 12/24/17 (i)	2,978	2,918
		3,013
Industrial Conglomerates - 0.2%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,800
General Electric Co. 0.85% 10/9/15	9,204	9,233
		17,033
TOTAL INDUSTRIALS		27,673
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,116
2.625% 12/9/14	9,430	9,649
		17,765
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,574
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	12,028
The Western Union Co. 2.375% 12/10/15	3,818	3,880
		15,908
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.:
1.1101% 5/16/14 (g)	$ 33,233	$ 33,172
4.25% 2/15/15	8,040	8,461
		41,633
TOTAL INFORMATION TECHNOLOGY		79,880
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,604
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,620
		13,224
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,642
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,304
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,292
Rio Tinto Finance USA PLC 1.625% 8/21/17	8,700	8,773
		46,011
TOTAL MATERIALS		59,235
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,147
AT&T, Inc.:
1.4% 12/1/17	8,600	8,581
2.5% 8/15/15	15,110	15,735
2.95% 5/15/16	8,570	9,095
British Telecommunications PLC 2% 6/22/15	27,834	28,536
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,728
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	9,119
Qwest Corp. 3.558% 6/15/13 (g)	23,280	23,349
SBC Communications, Inc. 5.1% 9/15/14	7,403	7,899
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,739
5.25% 4/15/13	6,850	6,887
		142,815
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV 2.375% 9/8/16	$ 12,066	$ 12,494
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,308
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	22,876
Vodafone Group PLC:
0.9% 2/19/16	25,000	24,981
4.15% 6/10/14	3,995	4,168
		79,827
TOTAL TELECOMMUNICATION SERVICES		222,642
UTILITIES - 3.8%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 1.65% 12/15/17	3,538	3,549
Appalachian Power Co. 0.6651% 8/16/13 (g)	17,420	17,444
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,200	8,497
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,358
Duke Energy Corp. 3.95% 9/15/14	11,349	11,902
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,015
FirstEnergy Corp. 2.75% 3/15/18	3,884	3,884
FirstEnergy Solutions Corp. 4.8% 2/15/15	24,317	25,976
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	16,052
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	15,040
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,821
Northeast Utilities 1.059% 9/20/13 (g)	23,577	23,656
Pacific Gas & Electric Co.:
5.625% 11/30/17	13,827	16,566
6.25% 12/1/13	8,741	9,110
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,466
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,127
Southern Co.:
2.375% 9/15/15	9,325	9,683
4.15% 5/15/14	1,976	2,060
		215,206
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	16,066	16,103
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,421
1.95% 8/15/16	5,976	6,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
2.25% 9/1/15	$ 13,949	$ 14,451
2.611% 9/30/66 (g)	7,611	7,109
DTE Energy Co. 1.0105% 6/3/13 (g)	21,449	21,479
NiSource Finance Corp.:
5.4% 7/15/14	7,000	7,423
6.15% 3/1/13	12,000	12,000
PG&E Corp. 5.75% 4/1/14	4,180	4,399
Sempra Energy:
1.068% 3/15/14 (g)	2,500	2,511
2% 3/15/14	17,216	17,438
2.3% 4/1/17	8,835	9,174
		107,574
TOTAL UTILITIES		338,883
TOTAL NONCONVERTIBLE BONDS (Cost $3,453,269)		3,510,187
U.S. Government and Government Agency Obligations - 28.4%

U.S. Government Agency Obligations - 7.2%
Fannie Mae:
0.5% 5/27/15	67,139	67,351
0.5% 7/2/15	73,732	73,948
0.5% 9/28/15	360,909	361,774
0.5% 3/30/16	69,067	69,109
0.875% 12/20/17	3,944	3,950
0.875% 2/8/18	4,709	4,711
1.625% 10/26/15	30,687	31,668
Freddie Mac:
1% 9/29/17	10,906	11,004
1.75% 9/10/15	9,082	9,392
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		632,907
U.S. Treasury Obligations - 21.1%
U.S. Treasury Notes:
0.25% 9/15/14	85,526	85,569
0.25% 9/30/14	17,949	17,957
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 1/15/15	$ 180,000	$ 180,042
0.25% 7/15/15	435,179	434,771
0.25% 9/15/15	515,000	514,317
0.25% 10/15/15	20,000	19,969
0.375% 11/15/14	136,661	137,003
0.375% 1/15/16	70,000	70,082
0.5% 8/15/14	179,272	180,035
1.375% 11/30/15	78,944	81,207
1.75% 7/31/15 (f)	79,925	82,722
2.375% 10/31/14	63,074	65,326
TOTAL U.S. TREASURY OBLIGATIONS		1,869,000
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,278
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,507,588)		2,514,185
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 2.1%
2.207% 7/1/35 (g)	80	84
2.214% 2/1/33 (g)	195	204
2.225% 10/1/33 (g)	217	228
2.239% 3/1/35 (g)	160	168
2.281% 12/1/34 (g)	176	185
2.302% 10/1/33 (g)	110	116
2.332% 3/1/35 (g)	99	105
2.332% 5/1/35 (g)	2,386	2,534
2.367% 12/1/33 (g)	1,176	1,250
2.38% 7/1/35 (g)	2,009	2,137
2.421% 11/1/36 (g)	349	372
2.425% 3/1/35 (g)	28	29
2.429% 12/1/34 (g)	1,398	1,497
2.441% 10/1/35 (g)	203	212
2.492% 11/1/34 (g)	10,359	11,070
2.494% 3/1/35 (g)	1,762	1,860
2.524% 10/1/33 (g)	280	298
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.53% 5/1/33 (g)	$ 37	$ 39
2.539% 10/1/41 (g)	6,137	6,419
2.559% 6/1/36 (g)	212	227
2.605% 7/1/34 (g)	109	116
2.674% 11/1/34 (g)	1,198	1,278
2.688% 9/1/41 (g)	7,596	7,949
2.69% 10/1/35 (g)	9,081	9,656
2.72% 2/1/35 (g)	2,430	2,577
2.741% 7/1/35 (g)	733	786
2.769% 11/1/36 (g)	2,839	3,052
2.806% 8/1/35 (g)	1,845	1,976
2.911% 4/1/35 (g)	3,794	4,053
3.014% 8/1/41 (g)	2,363	2,466
3.189% 1/1/40 (g)	3,821	3,993
3.212% 10/1/35 (g)	493	527
3.261% 2/1/40 (g)	6,477	6,794
3.352% 1/1/40 (g)	8,280	8,631
3.476% 3/1/40 (g)	3,682	3,849
3.5% 1/1/26 to 5/1/27	39,550	42,342
3.528% 12/1/39 (g)	1,036	1,083
3.553% 2/1/40 (g)	2,433	2,558
3.617% 3/1/40 (g)	4,079	4,288
4.5% 6/1/19 to 7/1/20	3,801	4,091
5.5% 10/1/17 to 11/1/34	36,320	39,822
6.5% 3/1/13 to 8/1/17	1,355	1,409
7% 9/1/14 to 11/1/18	436	464
7.5% 11/1/31	4	5
TOTAL FANNIE MAE		182,799
Freddie Mac - 0.9%
2.373% 1/1/35 (g)	105	112
2.663% 11/1/35 (g)	1,516	1,604
2.745% 4/1/35 (g)	3,261	3,478
2.844% 6/1/37 (g)	1,995	2,145
2.881% 8/1/36 (g)	996	1,070
2.971% 8/1/41 (g)	5,014	5,273
2.985% 8/1/34 (g)	522	554
3% 8/1/21	13,545	14,245
3.086% 9/1/41 (g)	2,795	2,921
3.134% 3/1/33 (g)	27	29
3.439% 10/1/35 (g)	306	329
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 1/1/26	$ 5,782	$ 6,172
3.573% 4/1/40 (g)	2,845	2,991
3.604% 4/1/40 (g)	2,230	2,352
3.611% 2/1/40 (g)	4,635	4,846
4% 9/1/25 to 4/1/26	12,837	13,903
4.5% 8/1/18 to 11/1/18	14,878	15,860
5% 4/1/20	6,590	7,065
8.5% 5/1/27 to 7/1/28	229	274
12% 11/1/19	3	3
TOTAL FREDDIE MAC		85,226
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,902	2,208
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $264,348)		270,233
Asset-Backed Securities - 14.4%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,762	1,752
Series 2005-1 Class M1, 0.6717% 4/25/35 (g)	533	494
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (g)	95	93
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (g)	33	33
Series 2006-OP1 Class M1, 0.4817% 4/25/36 (g)	8,000	928
Ally Auto Receivables Trust:
Series 2011-1 Class A3, 1.38% 1/15/15	4,579	4,590
Series 2011-2 Class A3, 1.18% 4/15/15	4,902	4,916
Series 2011-3 Class A3, 0.97% 8/17/15	8,274	8,298
Series 2012-1 Class A2, 0.71% 9/15/14	5,792	5,799
Series 2012-SN1 Class A3, 0.57% 8/20/15	10,000	10,006
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,980	2,989
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,170
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,691
Series 2011-5 Class A1, 0.8512% 6/15/15 (g)	15,700	15,714
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,725
Series 2012-2 Class A, 0.7012% 3/15/16 (g)	10,830	10,834
Series 2012-3 Class A2, 1.21% 6/15/17	17,600	17,696
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust: - continued
Series 2013-1 Class A2, 1% 2/15/18	$ 20,300	$ 20,296
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,836
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,586
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	4,967	4,973
Series 2011-1 Class A3, 1.39% 9/8/15	4,043	4,055
Series 2011-2 Class A3, 1.61% 10/8/15	11,364	11,410
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,638
Series 2011-4 Class AS, 0.92% 3/9/15	3,693	3,697
Series 2011-5 Class A2, 1.19% 8/8/15	1,791	1,795
Series 2012-1 Class A2, 0.91% 10/8/15	3,077	3,084
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,526
Series 2012-5 Class A3, 0.92% 6/8/17	12,680	12,680
Americredit Auto Receivables Trust Series 2013-1:
Class A2, 0.49% 6/8/16	8,130	8,133
Class A3, 0.61% 10/10/17	17,370	17,369
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0267% 4/25/34 (g)	66	51
Series 2005-R2 Class M1, 0.6517% 4/25/35 (g)	1,390	1,356
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (g)	378	326
Series 2004-W7 Class M1, 1.0267% 5/25/34 (g)	227	213
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (g)	856	302
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5717% 3/25/36 (g)	13	0*
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,425
Bank One Issuance Trust Series 2003-A8, 0.4512% 5/16/16 (g)	9,000	9,009
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(g)	20,000	19,973
BMW Vehicle Lease Trust Series 2012-1 Class A3, 0.75% 2/20/15	9,480	9,509
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	7,697	7,720
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	3,403	3,417
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	45,600	45,516
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(g)	37	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 0.9507% 7/20/39 (d)(g)	$ 178	$ 81
Class C, 1.3007% 7/20/39 (d)(g)	229	0*
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	6,590	6,590
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (g)	1,214	626
Chase Issuance Trust:
Series 2011-A3 Class A3, 0.3212% 12/15/15 (g)	30,000	30,029
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,636
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	1,545	1,547
Class A3, 1.1% 8/22/16 (d)	12,070	12,102
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/7/17	24,100	24,099
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (g)	11	11
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7017% 7/25/34 (g)	302	275
Series 2004-3 Class M4, 1.6567% 4/25/34 (g)	107	51
Series 2004-4 Class M2, 0.9967% 6/25/34 (g)	396	351
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,544
Series 2012-A2 Class A2, 0.3512% 10/17/16 (g)	20,000	20,017
Series 2012-A3 Class A3, 0.86% 11/15/17	35,110	35,380
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,005
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	11,240	11,304
Fannie Mae Series 2004-T5:
Class AB1, 0.7272% 5/28/35 (g)	634	514
Class AB3, 1.0332% 5/28/35 (g)	273	211
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (g)	196	143
Ford Credit Auto Lease Trust:
Series 2011-A Class A3, 1.03% 7/15/14	13,808	13,827
Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,467
Series 2012-B:
Class A2, 0.54% 11/15/14	4,160	4,163
Class A3, 0.57% 9/15/15	10,040	10,050
Ford Credit Auto Owner Trust:
Series 2011-B Class A3, 0.84% 6/15/15	5,705	5,718
Series 2012-B Class A3, 0.72% 12/15/16	13,080	13,122
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	$ 8,640	$ 8,634
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,473
Series 2012-1 Class A, 0.6712% 1/15/16 (g)	37,000	37,105
Series 2012-4 Class A1, 0.74% 9/15/16	20,520	20,579
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,410
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6267% 11/25/34 (g)	410	21
Class M5, 1.7017% 11/25/34 (g)	217	4
Series 2005-A:
Class M3, 0.9367% 1/25/35 (g)	639	273
Class M4, 1.2217% 1/25/35 (g)	245	29
Series 2006-A Class M1, 0.5017% 5/25/36 (g)	1,203	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	1,714	1,166
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(g)	104	99
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(g)	169	156
Class B, 0.4812% 11/15/34 (d)(g)	61	52
Class C, 0.5812% 11/15/34 (d)(g)	101	73
Class D, 0.9512% 11/15/34 (d)(g)	38	26
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,477
Series 2012-4 Class A, 0.5012% 6/15/18 (g)	20,430	20,473
Series 2012-5 Class A, 0.97% 6/15/18	21,980	22,183
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,939
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	6,834	6,842
Series 2012-2 Class A2, 0.47% 4/24/15	13,450	13,448
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(g)	8,386	8,281
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (g)	86	84
Series 2003-3 Class M1, 1.4917% 8/25/33 (g)	429	394
Series 2003-5 Class A2, 0.9017% 12/25/33 (g)	205	172
Series 2004-1 Class M2, 1.9017% 6/25/34 (g)	336	270
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,601
Series 2011-2 Class A3, 0.94% 3/18/15	7,703	7,730
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Honda Auto Receivables Owner Trust: - continued
Series 2012-2 Class A3, 0.7% 2/16/16	$ 10,780	$ 10,823
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (g)	902	439
Hyundai Auto Lease Securitization Trust:
Series 2011-A Class A3, 1.02% 8/15/14 (d)	7,670	7,684
Series 2013-A Class A3, 0.66% 6/15/16 (d)	17,220	17,218
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	912	924
Series 2011-A Class A3, 1.16% 4/15/15	3,648	3,661
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	8,463	8,503
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (g)	49	1
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (g)	903	874
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (g)	301	288
Series 2006-A Class 2C, 1.46% 3/27/42 (g)	516	25
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3517% 7/25/36 (g)	9,276	3,598
Marriott Vacation Club Owner Trust Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	198	198
Class C, 6.125% 4/20/28 (d)	198	198
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (g)	448	5
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	9,390	9,418
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,770
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	8,536	8,555
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	28,110	28,119
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (g)	37	30
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (g)	102	88
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (g)	686	574
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (g)	1,220	1,088
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (g)	367	320
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (g)	269	245
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (g)	280	11
Series 2006-NC4 Class A2D, 0.4417% 6/25/36 (g)	7,135	3,456
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	$ 13,170	$ 13,201
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,532
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,562
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,341
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6757% 5/15/17 (g)	31,257	31,442
Series 2013-A Class A, 0.5017% 2/15/18 (g)	16,000	16,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0505% 10/30/45 (g)	1,889	1,837
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(g)	381	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(g)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (g)	3,309	2,648
Class M4, 1.6517% 9/25/34 (g)	460	135
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (g)	994	807
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (g)	3	3
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	1,458	1,459
Series 2011-4 Class A2, 1.37% 3/16/15	3,225	3,233
Series 2012-1 Class A2, 1.25% 4/15/15	4,178	4,190
Series 2012-2 Class A2, 0.91% 5/15/15	8,407	8,426
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,087
Series 2012-4 Class A3, 1.04% 8/15/16	11,240	11,316
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,158
Series 2013-1 Class A2, 0.48% 2/16/16	20,250	20,248
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (g)	803	667
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(g)	188	186
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.888% 6/15/33 (g)	1,349	925
Class C, 1.258% 6/15/33 (g)	5,727	3,913
Series 2004-B:
Class A2, 0.508% 6/15/21 (g)	5,378	5,296
Class C, 1.178% 9/15/33 (g)	8,102	5,499
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4837% 9/25/19 (g)	17,275	17,275
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Student Loan Trust: - continued
Series 2013-1 Class A2, 0.4512% 9/25/19 (g)	$ 22,000	$ 22,001
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (g)	39	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	94	95
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (g)	386	350
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(g)	270	3
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	17,828	17,908
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(g)	5,586	4,888
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,918
TOTAL ASSET-BACKED SECURITIES (Cost $1,303,933)		1,278,198
Collateralized Mortgage Obligations - 6.3%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(g)	2,230	2,234
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (g)	200	200
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(g)	3,821	3,795
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,654	1,665
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.3891% 11/20/56 (d)(g)	2,039	2,038
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (g)	49	42
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(g)	21,245	20,820
Class C2, 1.4007% 12/20/54 (d)(g)	4,170	3,549
Series 2006-2:
Class A4, 0.2807% 12/20/54 (g)	4,395	4,307
Class C1, 1.1407% 12/20/54 (g)	15,090	12,842
Class M2, 0.6607% 12/20/54 (g)	3,000	2,685
Series 2006-3 Class C2, 1.2007% 12/20/54 (g)	6,611	5,626
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class A4, 0.3007% 12/20/54 (g)	$ 7,989	$ 7,829
Class B1, 0.3807% 12/20/54 (g)	13,366	12,470
Class C1, 0.9607% 12/20/54 (g)	8,172	6,954
Class M1, 0.5407% 12/20/54 (g)	3,521	3,151
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (g)	1,340	1,140
Class 1M1, 0.5007% 12/20/54 (g)	881	788
Class 2C1, 1.0607% 12/20/54 (g)	610	519
Class 2M1, 0.7007% 12/20/54 (g)	1,132	1,013
Class 3A1, 0.4007% 12/20/54 (g)	8,149	7,986
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (g)	1,568	1,334
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (g)	3,900	3,854
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.702% 1/20/44 (g)	2,197	2,176
Class 1C, 2.752% 1/20/44 (g)	2,644	2,540
Series 2004-1 Class 2A1, 0.629% 3/20/44 (g)	24,548	24,262
Series 2004-3 Class 2A1, 0.589% 9/20/44 (g)	7,207	7,123
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (g)	457	334
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (g)	753	650
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(g)	413	364
Class B6, 3.0492% 7/10/35 (d)(g)	49	42
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(g)	59	58
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	21	20
TOTAL PRIVATE SPONSOR		144,410
U.S. Government Agency - 4.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7017% 9/25/23 (g)	1,290	1,294
Series 2010-86 Class FE, 0.6517% 8/25/25 (g)	4,118	4,144
Series 2013-9 Class FA 0.5517% 3/25/42 (g)	26,013	26,040
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class Series 2005-90 Class FC, 0.4517% 10/25/35 (g)	$ 5,361	$ 5,362
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	12,824	13,771
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	937	948
Series 2012-94 Class E, 3% 6/25/22	6,239	6,546
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,219	1,365
Series 2002-56 Class MC, 5.5% 9/25/17	554	584
Series 2003-76 Class BA, 4.5% 3/25/18	1,638	1,696
Series 2009-31 Class A, 4% 2/25/24	2,183	2,280
Series 2010-135 Class DE, 2.25% 4/25/24	7,216	7,346
Series 2011-16 Class FB, 0.3517% 3/25/31 (g)	15,825	15,813
Series 2010-123 Class DL, 3.5% 11/25/25	3,510	3,660
Series 2010-143 Class B, 3.5% 12/25/25	5,515	5,800
Series 2011-23 Class AB, 2.75% 6/25/20	4,461	4,612
Series 2011-88 Class AB, 2.5% 9/25/26	6,017	6,204
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4512% 2/15/26 (g)	8,936	8,954
Freddie Mac:
floater:
Series 2711 Class FC, 1.1012% 2/15/33 (g)	11,634	11,815
Series 3346 Class FA, 0.4312% 2/15/19 (g)	21,239	21,269
Series 3879 Class AF, 0.6312% 6/15/41 (g)	16,576	16,618
floater planned amortization class:
Series 2953 Class LF, 0.5012% 12/15/34 (g)	4,516	4,520
Series 3117 Class JF, 0.5012% 2/15/36 (g)	6,099	6,108
floater sequential payer:
Series 3325:
Class FM, 0.6312% 5/15/37 (g)	8,919	8,953
Class FN, 0.6312% 5/15/37 (g)	8,919	8,953
Series 3387 Class DF, 0.3812% 10/15/17 (g)	2,300	2,300
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,070	1,143
Series 2394 Class KD, 6% 12/15/16	546	580
Series 2417 Class EH, 6% 2/15/17	338	360
Series 2535 Class PC, 6% 9/15/32	971	1,012
Series 2866 Class XE, 4% 12/15/18	3,371	3,473
Series 3763 Class QA, 4% 4/15/34	7,893	8,384
Series 3792 Class DF, 0.6012% 11/15/40 (g)	19,994	20,062
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3820 Class DA, 4% 11/15/35	$ 6,824	$ 7,444
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	1,756	1,808
Series 2915 Class DC, 4.5% 3/15/19	987	999
Series 3560 Class LA, 2% 8/15/14	386	386
Series 3573 Class LC, 1.85% 8/15/14	2,349	2,359
Series 3659 Class EJ 3% 6/15/18	9,782	10,095
Series 3696 Class AE, 1.2% 7/15/15	4,049	4,071
Series 3949 Class MK, 4.5% 10/15/34	4,660	5,219
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2013-37 Class F, 0.4722% 6/20/40 (e)(g)	7,050	7,050
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7317% 12/16/39 (g)	5,635	5,672
Series 2010-53 Class FC, 1.0247% 4/20/40 (g)	6,413	6,517
Series 2012-113 Class FJ, 0.4547% 1/20/42 (g)	14,002	14,044
Series 2012-149 Class MF, 0.4547% 12/20/42 (g)	25,883	25,870
Series 2013-9 Class F, 0.4507% 1/20/43 (g)	18,264	18,319
floater planned amortization class Series 2005-47 Class FX, 0.3547% 5/20/34 (g)	26,221	26,216
floater sequential payer:
Series 2010-120 Class FB 0.5047% 9/20/35 (g)	8,715	8,729
Series 2011-150 Class D, 3% 4/20/37	5,033	5,158
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	3,623	3,706
Series 2010-99 Class PT, 3.5% 8/20/33	4,358	4,477
Series 2012-149 Class LF, 0.4547% 12/20/42 (g)	10,184	10,179
Series 2012-97 Class JF, 0.4517% 8/16/42 (g)	11,415	11,430
TOTAL U.S. GOVERNMENT AGENCY		411,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $546,215)		556,127
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (g)(h)	2,285	75
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(g)	553	548
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(g)	$ 15,100	$ 15,237
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(g)	36	27
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(g)	234	196
Class M1, 0.6417% 11/25/35 (d)(g)	40	26
Class M2, 0.6917% 11/25/35 (d)(g)	51	32
Class M3, 0.7117% 11/25/35 (d)(g)	45	28
Class M4, 0.8017% 11/25/35 (d)(g)	56	27
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(g)	3,276	2,584
Class B1, 1.6017% 1/25/36 (d)(g)	257	40
Class M1, 0.6517% 1/25/36 (d)(g)	1,046	581
Class M2, 0.6717% 1/25/36 (d)(g)	340	179
Class M3, 0.7017% 1/25/36 (d)(g)	451	232
Class M4, 0.8117% 1/25/36 (d)(g)	250	121
Class M5, 0.8517% 1/25/36 (d)(g)	250	88
Class M6, 0.9017% 1/25/36 (d)(g)	254	68
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(g)	1,102	892
Class M1, 0.5817% 4/25/36 (d)(g)	342	221
Class M2, 0.6017% 4/25/36 (d)(g)	362	224
Class M3, 0.6217% 4/25/36 (d)(g)	311	185
Class M4, 0.7217% 4/25/36 (d)(g)	177	102
Class M5, 0.7617% 4/25/36 (d)(g)	170	94
Class M6, 0.8417% 4/25/36 (d)(g)	371	156
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(g)	1,221	957
Class A2, 0.4817% 7/25/36 (d)(g)	905	712
Class B1, 1.0717% 7/25/36 (d)(g)	327	59
Class M1, 0.5117% 7/25/36 (d)(g)	949	451
Class M2, 0.5317% 7/25/36 (d)(g)	668	299
Class M3, 0.5517% 7/25/36 (d)(g)	529	225
Class M4, 0.6217% 7/25/36 (d)(g)	355	88
Class M5, 0.6717% 7/25/36 (d)(g)	437	102
Class M6, 0.7417% 7/25/36 (d)(g)	687	144
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(g)	92	14
Class M5, 0.6817% 10/25/36 (d)(g)	109	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(g)	$ 71	$ 2
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(g)	1,946	1,126
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(g)	356	249
Class A2, 0.5217% 7/25/37 (d)(g)	333	163
Class M1, 0.5717% 7/25/37 (d)(g)	118	33
Class M2, 0.6117% 7/25/37 (d)(g)	66	11
Class M3, 0.6917% 7/25/37 (d)(g)	67	7
Class M4, 0.8517% 7/25/37 (d)(g)	130	8
Class M5, 0.9517% 7/25/37 (d)(g)	114	5
Class M6, 1.2017% 7/25/37 (d)(g)	74	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(g)	472	246
Class B1, 1.1517% 7/25/37 (d)(g)	411	31
Class B2, 1.8017% 7/25/37 (d)(g)	180	10
Class M1, 0.5117% 7/25/37 (d)(g)	355	120
Class M2, 0.5417% 7/25/37 (d)(g)	381	106
Class M3, 0.5717% 7/25/37 (d)(g)	619	134
Class M4, 0.7017% 7/25/37 (d)(g)	970	164
Class M5, 0.8017% 7/25/37 (d)(g)	492	70
Class M6, 1.0017% 7/25/37 (d)(g)	375	45
Series 2007-4A:
Class A2, 0.7517% 9/25/37 (d)(g)	4,233	749
Class M1, 1.1517% 9/25/37 (d)(g)	667	62
Class M2, 1.2517% 9/25/37 (d)(g)	667	51
Class M4, 1.8017% 9/25/37 (d)(g)	1,754	86
Class M5, 1.9517% 9/25/37 (d)(g)	1,116	36
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(h)	33,550	309
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4536% 3/11/39 (g)	4,301	4,467
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(g)	251	249
Class J, 1.0512% 3/15/19 (d)(g)	274	261
Series 2007-BBA8:
Class A2, 0.3512% 3/15/22 (d)(g)	1,009	1,003
Class D, 0.4512% 3/15/22 (d)(g)	303	286
Class E, 0.5012% 3/15/22 (d)(g)	1,576	1,457
Class F, 0.5512% 3/15/22 (d)(g)	967	874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6012% 3/15/22 (d)(g)	$ 248	$ 219
Class H, 0.7512% 3/15/22 (d)(g)	303	262
Class J, 0.9012% 3/15/22 (d)(g)	303	254
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,421
Series 2005-PWR9 Class X2, 0.3653% 9/11/42 (d)(g)(h)	95,047	227
Series 2005-T18 Class A4, 4.933% 2/13/42	12,555	13,449
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(g)(h)	705	2
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(g)	4,022	3,751
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (d)(g)(h)	34,370	540
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2194% 7/15/44 (g)	5,050	5,542
Citigroup Commercial Mortgage Trust floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(g)	59	57
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4852% 10/15/48 (g)(h)	208,960	695
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(g)	85	76
Series 2005-FL11:
Class F, 0.6512% 11/15/17 (d)(g)	101	92
Class G, 0.7012% 11/15/17 (d)(g)	70	62
Series 2006-CN2A Class A2FL, 0.4192% 2/5/19 (d)(g)	2,236	2,221
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,409
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	5,587	5,616
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,395
Series 2006-C8 Class XP, 0.4673% 12/10/46 (g)(h)	3,752	15
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(g)	4,440	4,435
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	37,830	39,702
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6649% 12/15/39 (g)(h)	157,690	913
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (g)(h)	$ 8,052	$ 10
Series 2003-C4 Class A4, 5.137% 8/15/36	5,034	5,066
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3712% 2/15/22 (d)(g)	1,256	1,180
0.4712% 2/15/22 (d)(g)	448	420
Class F, 0.5212% 2/15/22 (d)(g)	897	840
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,893	1,925
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(g)	6,900	6,902
Class A2FL, 0.908% 12/5/31 (d)(g)	9,010	9,021
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,517	8,746
sequential payer Series K501 Class A1, 1.337% 6/25/16	10,908	11,080
Series K707 Class A1, 1.615% 9/25/18	11,728	12,028
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2965% 3/10/44 (g)	11,890	13,174
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(g)(h)	3,239	49
Series 2007-C1 Class XP, 0.1604% 12/10/49 (g)(h)	2,391	5
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (g)	3,844	3,881
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,719
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(g)	8,330	8,012
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6477% 6/6/20 (d)(g)	562	560
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	9,869	9,878
Class A2, 1.2601% 3/6/20 (d)(g)	3,680	3,686
Class C, 2.0056% 3/6/20 (d)(g)	11,881	11,938
Class D, 2.2018% 3/6/20 (d)(g)	1,390	1,397
Class E, 2.4764% 3/6/20 (d)(g)	1,905	1,916
Class F, 2.6334% 3/6/20 (d)(g)	967	973
Class G, 2.7903% 3/6/20 (d)(g)	479	482
Class H, 3.3004% 3/6/20 (d)(g)	799	804
Class J, 4.0852% 3/6/20 (d)(g)	1,146	1,154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	$ 9,160	$ 9,597
Series 2005-GG4 Class A3, 4.607% 7/10/39	37	37
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,358	4,514
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (d)(g)	14,820	14,854
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	4,172	4,232
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	5,717	5,791
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,579	2,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	3,385	3,387
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	3,119	3,183
Series 2012-C6 Class A1, 1.0305% 5/15/45	7,208	7,255
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3312% 11/15/18 (d)(g)	2,759	2,721
Class D, 0.4312% 11/15/18 (d)(g)	98	93
Class E, 0.4812% 11/15/18 (d)(g)	140	130
Class F, 0.5312% 11/15/18 (d)(g)	210	186
Class G, 0.5612% 11/15/18 (d)(g)	182	154
Class H, 0.7012% 11/15/18 (d)(g)	140	113
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	3,960	3,989
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (g)	4,249	4,382
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,444	1,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	51	51
Series 2006-C1 Class A2, 5.084% 2/15/31	456	456
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	21	21
Series 2007-C6 Class A2, 5.845% 7/15/40	2,396	2,399
Series 2004-C8, 4.799% 12/15/29	8,117	8,503
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (g)(h)	86,906	353
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (g)(h)	30,852	139
Series 2007-C2 Class XCP, 0.4823% 2/15/40 (g)(h)	175,476	925
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5412% 9/15/21 (d)(g)	2,254	2,137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class G, 0.5612% 9/15/21 (d)(g)	$ 1,521	$ 1,426
Class H, 0.6012% 9/15/21 (d)(g)	392	360
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (d)(g)	2,040	2,022
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	112	112
Series 2005-MCP1 Class XP, 0.6316% 6/12/43 (g)(h)	27,429	52
Series 2005-MKB2 Class XP, 0.2487% 9/12/42 (g)(h)	12,351	0*
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	1,646	1,649
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(h)	67,162	759
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	8,142	8,173
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(g)	241	97
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(g)	4,192	4,154
Class B, 0.332% 10/15/20 (d)(g)	202	195
Class C, 0.362% 10/15/20 (d)(g)	2,400	2,264
Class D, 0.392% 10/15/20 (d)(g)	1,889	1,744
Class E, 0.452% 10/15/20 (d)(g)	562	502
Class F, 0.502% 10/15/20 (d)(g)	337	291
Class G, 0.542% 10/15/20 (d)(g)	417	339
Class H, 0.632% 10/15/20 (d)(g)	262	179
Class J, 0.782% 10/15/20 (d)(g)	152	54
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	519	519
Series 2007-IQ14 Class A2, 5.61% 4/15/49	4,401	4,530
Series 2012-C4 Class A1, 1.085% 3/15/45	7,105	7,156
Series 2005-HQ5 Class X2, 0.2189% 1/14/42 (g)(h)	30,658	1
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	8,860	10,022
Series 2011-C3 Class A1, 2.178% 7/15/49	13,334	13,666
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	2,267	2,284
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	4,730	4,761
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(g)	$ 8,591	$ 8,456
Class E, 0.4812% 9/15/21 (d)(g)	938	880
Class F, 0.5412% 9/15/21 (d)(g)	1,264	1,176
Class G, 0.5612% 9/15/21 (d)(g)	1,198	1,086
Class J, 0.8012% 9/15/21 (d)(g)	266	202
Series 2007-WHL8 Class F, 0.6812% 6/15/20 (d)(g)	2,172	1,916
Series 2003-C9 Class A4, 5.012% 12/15/35	9,845	10,037
Series 2006-C23:
Class A5, 5.416% 1/15/45 (g)	15,350	17,175
Class X, 0.0906% 1/15/45 (d)(g)(h)	770,288	6
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(g)(h)	182,951	943
Series 2007-C31A Class A2, 5.421% 4/15/47	6,158	6,193
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,273	2,303
Series 2012-C8 Class A1, 0.864% 8/15/45	4,646	4,660
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $486,582)		471,648
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15 (Cost $37,199)	35,250	37,159
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	28,300	28,577
United Mexican States 6.625% 3/3/15	8,200	9,102
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,230)		37,679
Supranational Obligations - 1.0%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $87,978)	88,050	88,035
Commercial Paper - 0.6%
	Principal Amount (000s)	Value (000s)
British Telecommunications PLC:
1.17% 6/3/13	$ 6,900	$ 6,890
1.5% 5/14/13	15,000	14,984
Vodafone Group PLC yankee:
0.77% 12/30/13	15,000	14,913
1.25% 3/12/13	13,000	12,999
TOTAL COMMERCIAL PAPER (Cost $49,730)		49,786
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $59,923)	59,922,841	59,923
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $16,540)	$ 16,540	16,540
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,850,535)		8,889,700
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(25,918)
NET ASSETS - 100%		$ 8,863,782
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 307	$ (161)	$ 0	$ (161)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $916,711,000 or 10.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,113,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,918,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,888
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$16,540,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 4,632
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,201
RBS Securities, Inc.	8,707
$ 16,540
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 50
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,510,187	$ -	$ 3,507,269	$ 2,918
U.S. Government and Government Agency Obligations	2,514,185	-	2,514,185	-
U.S. Government Agency - Mortgage Securities	270,233	-	270,233	-
Asset-Backed Securities	1,278,198	-	1,263,395	14,803
Collateralized Mortgage Obligations	556,127	-	556,127	-
Commercial Mortgage Securities	471,648	-	471,551	97
Municipal Securities	37,159	-	37,159	-
Foreign Government and Government Agency Obligations	37,679	-	37,679	-
Supranational Obligations	88,035	-	88,035	-
Commercial Paper	49,786	-	49,786	-
Money Market Funds	59,923	59,923	-	-
Cash Equivalents	16,540	-	16,540	-
Total Investments in Securities:	$ 8,889,700	$ 59,923	$ 8,811,959	$ 17,818
Derivative Instruments:
Liabilities
Swap Agreements	$ (161)	$ -	$ (161)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (161)
Total Value of Derivatives	$ -	$ (161)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.2%
United Kingdom	4.8%
Canada	2.5%
Australia	1.6%
Netherlands	1.3%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $16,540) - See accompanying schedule: Unaffiliated issuers (cost $8,790,612)	$ 8,829,777
Fidelity Central Funds (cost $59,923)	59,923
Total Investments (cost $8,850,535)		$ 8,889,700
Receivable for investments sold		6,539
Receivable for swap agreements		1
Receivable for fund shares sold		6,574
Interest receivable		26,853
Distributions receivable from Fidelity Central Funds		13
Receivable from investment adviser for expense reductions		3
Other receivables		73
Total assets		8,929,756

Liabilities
Payable for investments purchased Regular delivery	$ 49,584
Delayed delivery	7,050
Payable for fund shares redeemed	5,691
Distributions payable	230
Swap agreements, at value	161
Accrued management fee	2,312
Other affiliated payables	874
Other payables and accrued expenses	72
Total liabilities		65,974

Net Assets		$ 8,863,782
Net Assets consist of:
Paid in capital		$ 9,102,893
Undistributed net investment income		2,062
Accumulated undistributed net realized gain (loss) on investments		(280,177)
Net unrealized appreciation (depreciation) on investments		39,004
Net Assets		$ 8,863,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,325,906 ÷ 851,629 shares)	$ 8.60

Class F: Net Asset Value, offering price and redemption price per share ($1,537,876 ÷ 178,844 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 58,868
Income from Fidelity Central Funds		50
Total income		58,918

Expenses
Management fee	$ 13,653
Transfer agent fees	3,654
Fund wide operations fee	1,524
Independent trustees' compensation	15
Miscellaneous	11
Total expenses before reductions	18,857
Expense reductions	(4)	18,853
Net investment income (loss)		40,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,118
Swap agreements	6
Total net realized gain (loss)		14,124
Change in net unrealized appreciation (depreciation) on: Investment securities	2,349
Swap agreements	(13)
Total change in net unrealized appreciation (depreciation)		2,336
Net gain (loss)		16,460
Net increase (decrease) in net assets resulting from operations		$ 56,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,065	$ 102,183
Net realized gain (loss)	14,124	26,607
Change in net unrealized appreciation (depreciation)	2,336	34,481
Net increase (decrease) in net assets resulting from operations	56,525	163,271
Distributions to shareholders from net investment income	(39,022)	(108,302)
Share transactions - net increase (decrease)	80,888	(37,695)
Total increase (decrease) in net assets	98,391	17,274

Net Assets
Beginning of period	8,765,391	8,748,117
End of period (including undistributed net investment income of $2,062 and undistributed net investment income of $1,019, respectively)	$ 8,863,782	$ 8,765,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.039	.098	.127	.186	.260	.376
Net realized and unrealized gain (loss)	.009	.066	.052	.264	(.097)	(.355)
Total from investment operations	.048	.164	.179	.450	.163	.021
Distributions from net investment income	(.038)	(.104)	(.129)	(.190)	(.253)	(.371)
Net asset value, end of period	$ 8.60	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Total Return B, C	.56%	1.94%	2.13%	5.53%	2.07%	.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.91% A	1.15%	1.50%	2.23%	3.22%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 7,326	$ 7,494	$ 7,952	$ 7,774	$ 6,333	$ 6,694
Portfolio turnover rate F	73% A	71%	223%	233% H	264% H	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.043	.106	.135	.193	.042
Net realized and unrealized gain (loss)	.019	.056	.053	.265	.121
Total from investment operations	.062	.162	.188	.458	.163
Distributions from net investment income	(.042)	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.60	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	.73%	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.02% A	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537,876	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	73% A	71%	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, deferred trustees compensation, financing transactions, in-kind transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,931
Gross unrealized depreciation	(65,681)
Net unrealized appreciation (depreciation) on securities and other investments	$ 39,250

Tax cost	$ 8,850,450

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (147,665)
2018	(142,198)
Total capital loss carryforward	$ (289,863)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 6	$ (13)
Totals (a)	$ 6	$ (13)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,869,069 and $1,119,229, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $8.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Short-Term Bond	$ 32,282	$ 94,724
Class F	6,740	13,578
Total	$ 39,022	$ 108,302

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Short-Term Bond
Shares sold	128,222	278,483	$ 1,102,372	$ 2,373,490
Reinvestment of distributions	3,560	10,481	30,612	89,349
Shares redeemed	(153,050)	(348,090)	(1,315,809)	(2,967,200)
Net increase (decrease)	(21,268)	(59,126)	$ (182,825)	$ (504,361)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class F
Shares sold	36,946	64,594	$ 317,575	$ 549,949
Reinvestment of distributions	784	1,592	6,740	13,578
Shares redeemed	(7,053)	(11,370)	(60,602)	(96,861)
Net increase (decrease)	30,677	54,816	$ 263,713	$ 466,666

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

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(U.K.) Inc.

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(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

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Boston, MA

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Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

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STP-USAN-0413
1.784864.109

Fidelity®

Short-Term Bond

Fund -
Class F

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,005.60	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,007.30	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 36.4%	U.S. Government and U.S. Government Agency Obligations† 43.8%
AAA 20.0%	AAA 18.2%
AA 8.2%	AA 6.5%
A 15.2%	A 15.5%
BBB 17.9%	BBB 13.8%
BB and Below 0.8%	BB and Below 0.6%
Not Rated 0.3%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	2.3	2.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	1.8	1.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013 *		As of August 31, 2012 **
	Corporate Bonds 39.6%		Corporate Bonds 34.5%
	U.S. Government and U.S. Government Agency Obligations† 36.4%		U.S. Government and U.S. Government Agency Obligations† 43.8%
	Asset-Backed Securities 14.4%		Asset-Backed Securities 13.0%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 6.7%
	Municipal Bonds 0.4%		Municipal Bonds 0.1%
	Other Investments 1.4%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	13.8%	** Foreign investments	12.1%
† Includes NCUA Guaranteed Notes.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 10,000	$ 10,023
1.3% 7/31/15 (d)	17,811	17,909
1.65% 4/10/15 (d)	8,910	9,012
1.875% 9/15/14 (d)	8,785	8,915
1.95% 3/28/14 (d)	16,316	16,494
2.3% 1/9/15 (d)	8,860	9,056
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	9,177
1.625% 3/22/15 (d)	16,952	17,173
2.375% 3/22/17 (d)	8,440	8,727
		106,486
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,549
Media - 0.6%
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,285
3.65% 4/30/15	7,820	8,297
News America, Inc. 5.3% 12/15/14	9,474	10,239
Time Warner, Inc. 3.15% 7/15/15	11,388	12,002
Viacom, Inc. 1.25% 2/27/15	10,835	10,927
Walt Disney Co. 1.1% 12/1/17	7,616	7,609
		58,359
TOTAL CONSUMER DISCRETIONARY		170,394
CONSUMER STAPLES - 3.2%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,528
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	17,658	17,700
1.5% 7/14/14	12,500	12,661
Beam, Inc. 1.875% 5/15/17	10,289	10,479
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,504
Fortune Brands, Inc. 5.375% 1/15/16	2,377	2,644
Heineken NV:
0.8% 10/1/15 (d)	12,017	12,036
1.4% 10/1/17 (d)	4,476	4,462
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc. 0.4923% 2/26/16 (g)	$ 12,500	$ 12,504
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,587
		120,105
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,909
Walgreen Co. 1% 3/13/15	13,123	13,162
		23,071
Food Products - 1.1%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,999
General Mills, Inc.:
0.875% 1/29/16	7,655	7,683
1.55% 5/16/14	9,300	9,412
Kellogg Co. 0.5221% 2/13/15 (g)	13,333	13,346
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,864
Kraft Foods, Inc. 2.625% 5/8/13	27,534	27,630
		100,934
Tobacco - 0.4%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,526
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,797
6.75% 6/15/17	6,891	8,321
		39,644
TOTAL CONSUMER STAPLES		283,754
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,761
FMC Technologies, Inc. 2% 10/1/17	1,126	1,136
Weatherford International Ltd. 5.15% 3/15/13	401	401
		8,298
Oil, Gas & Consumable Fuels - 1.7%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,502
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,554
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	11,918
Enterprise Products Operating LP:
1.25% 8/13/15	6,656	6,711
5.65% 4/1/13	8,773	8,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gazstream SA 5.625% 7/22/13 (d)	$ 585	$ 591
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,690
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,971
3.875% 1/27/16	8,216	8,589
Phillips 66:
1.95% 3/5/15	18,490	18,897
2.95% 5/1/17	4,000	4,233
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	13,125
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,676
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,264
Total Capital Canada Ltd. 1.625% 1/28/14	8,680	8,793
Total Capital International SA 0.75% 1/25/16	10,823	10,855
		155,171
TOTAL ENERGY		163,469
FINANCIALS - 23.3%
Capital Markets - 2.4%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	17,090	17,315
3.625% 2/7/16	10,300	10,952
3.7% 8/1/15	13,094	13,833
5.125% 1/15/15	26,483	28,371
HSBC Bank PLC 3.1% 5/24/16 (d)	8,670	9,207
JPMorgan Chase & Co.:
0.9081% 2/26/16 (g)	10,000	9,997
0.964% 10/15/15 (g)	16,265	16,354
1.1% 10/15/15	8,630	8,659
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,863
Morgan Stanley:
1.75% 2/25/16	7,655	7,689
2.875% 1/24/14	8,670	8,832
2.875% 7/28/14	3,146	3,225
4.1% 1/26/15	3,862	4,049
4.2% 11/20/14	7,995	8,379
6% 5/13/14	12,430	13,133
State Street Corp. 4.3% 5/30/14	9,030	9,461
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,671
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
1.3005% 1/28/14 (g)	$ 3,777	$ 3,802
2.25% 1/28/14	9,587	9,730
		209,522
Commercial Banks - 10.7%
ABN AMRO Bank NV 2.0715% 1/30/14 (d)(g)	7,000	7,086
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	8,540	8,664
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,059
1.875% 10/6/17	5,000	5,128
Bank of America NA 5.3% 3/15/17	1,941	2,176
Bank of England 0.5% 3/6/15 (d)	28,468	28,545
Bank of Montreal 0.7795% 9/11/15 (g)	19,100	19,177
Bank of Nova Scotia:
1.375% 12/18/17	8,336	8,338
1.85% 1/12/15	21,584	22,093
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	18,000	18,007
Barclays Bank PLC:
1.345% 1/13/14 (g)	26,000	26,147
2.375% 1/13/14	12,100	12,277
BB&T Corp.:
2.05% 4/28/14	15,000	15,247
3.2% 3/15/16	5,000	5,340
BNP Paribas 0.705% 4/8/13 (g)	8,035	8,038
Canadian Imperial Bank of Commerce 0.9% 10/1/15	7,273	7,297
Commonwealth Bank of Australia:
1.038% 3/17/14 (d)(g)	11,131	11,202
1.95% 3/16/15	8,750	8,976
3.5% 3/19/15 (d)	15,000	15,853
Credit Suisse New York Branch:
1.265% 1/14/14 (g)	6,000	6,041
2.2% 1/14/14	51,458	52,200
Danske Bank A/S 1.355% 4/14/14 (d)(g)	12,690	12,760
Discover Bank 2% 2/21/18	20,410	20,478
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,145
Fifth Third Bank:
0.6966% 2/26/16 (g)	10,000	10,009
0.9% 2/26/16	20,630	20,646
ING Bank NV 2% 10/18/13 (d)	5,000	5,035
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 5,786	$ 5,846
5.8% 7/1/14	30,945	33,019
KeyCorp. 6.5% 5/14/13	7,000	7,081
Marshall & Ilsley Bank 5% 1/17/17	686	754
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	15,865	15,813
National Australia Bank Ltd.:
0.602% 1/22/15 (d)(g)	15,000	14,995
1.6% 8/7/15	8,810	8,979
2% 3/9/15	8,730	8,959
National Bank of Canada 1.5% 6/26/15	11,630	11,806
Nordea Bank AB 1.75% 10/4/13 (d)	12,260	12,345
PNC Bank NA 0.8% 1/28/16	20,150	20,208
PNC Funding Corp.:
3% 5/19/14	8,490	8,742
3.625% 2/8/15	8,119	8,574
Rabobank (Netherlands) NV:
1.85% 1/10/14	29,315	29,665
2.125% 10/13/15	4,746	4,899
Regions Financial Corp. 4.875% 4/26/13	7,700	7,746
Royal Bank of Canada:
0.603% 4/17/14 (g)	8,000	8,028
0.8% 10/30/15	17,260	17,297
1.125% 1/15/14	3,315	3,338
1.45% 10/30/14	18,001	18,310
1.5% 1/16/18	17,080	17,209
Royal Bank of Scotland Group PLC 2.55% 9/18/15	23,000	23,675
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	13,200	13,429
1.9% 1/12/15 (d)	10,070	10,257
1.95% 1/14/14 (d)	18,000	18,154
SunTrust Banks, Inc.:
0.5781% 8/24/15 (g)	3,500	3,441
0.608% 4/1/15 (g)	15,500	15,200
3.5% 1/20/17	2,974	3,201
3.6% 4/15/16	7,229	7,744
5% 9/1/15	7,068	7,701
The Toronto Dominion Bank:
0.7485% 11/1/13 (g)	10,100	10,127
1.375% 7/14/14	22,000	22,234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp 4.2% 5/15/14	$ 8,510	$ 8,893
Wachovia Bank NA 0.678% 11/3/14 (g)	18,000	18,029
Wells Fargo & Co.:
0.5005% 10/28/15 (g)	23,000	22,898
1.25% 2/13/15	21,287	21,488
3.625% 4/15/15	17,400	18,469
Wells Fargo Bank NA 0.5001% 5/16/16 (g)	7,015	6,920
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,140
1.041% 3/31/14 (d)(g)	9,700	9,774
1.125% 9/25/15	20,309	20,477
1.85% 12/9/13	10,339	10,457
2% 8/14/17	15,561	16,003
		949,288
Consumer Finance - 4.1%
American Express Credit Corp.:
0.7431% 11/13/15 (g)	29,920	29,993
0.875% 11/13/15	8,640	8,637
2.75% 9/15/15	14,274	14,930
2.8% 9/19/16	5,476	5,795
American Honda Finance Corp.:
0.743% 5/8/14 (d)(g)	7,500	7,537
1.45% 2/27/15 (d)	8,795	8,918
1.5% 9/11/17 (d)	5,156	5,201
Capital One Financial Corp.:
0.9355% 11/6/15 (g)	6,000	6,007
1% 11/6/15	8,630	8,599
1.454% 7/15/14 (g)	3,250	3,281
2.125% 7/15/14	18,863	19,188
2.15% 3/23/15	13,520	13,821
7.375% 5/23/14	13,000	14,025
Ford Motor Credit Co. LLC:
2.75% 5/15/15	13,438	13,729
3% 6/12/17	19,120	19,607
General Electric Capital Corp.:
1% 1/8/16	10,120	10,152
1.002% 4/24/14 (g)	18,100	18,232
1.625% 7/2/15	20,514	20,875
2.15% 1/9/15	73,708	75,734
2.25% 11/9/15	18,902	19,587
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.95% 5/9/16	$ 1,460	$ 1,545
3.5% 6/29/15	3,508	3,722
HSBC USA, Inc.:
1.625% 1/16/18	7,507	7,541
2.375% 2/13/15	15,658	16,144
Hyundai Capital America 1.625% 10/2/15 (d)	5,584	5,624
Toyota Motor Credit Corp. 0.703% 1/17/14 (g)	7,000	7,021
		365,445
Diversified Financial Services - 4.0%
ABB Finance (USA), Inc. 1.625% 5/8/17	3,415	3,461
Bank of America Corp.:
1.25% 1/11/16	18,223	18,169
1.5% 10/9/15	8,500	8,526
1.855% 7/11/14 (g)	17,700	17,937
3.7% 9/1/15	35,610	37,590
BP Capital Markets PLC:
0.7605% 6/6/13 (g)	3,775	3,779
0.9095% 3/11/14 (g)	15,507	15,592
1.7% 12/5/14	10,290	10,493
2.248% 11/1/16	9,110	9,483
Citigroup, Inc.:
1.238% 4/1/14 (g)	8,500	8,535
1.25% 1/15/16	36,517	36,419
1.755% 1/13/14 (g)	23,691	23,928
2.2931% 8/13/13 (g)	4,050	4,083
2.65% 3/2/15	31,563	32,406
4.75% 5/19/15	8,020	8,607
5.125% 5/5/14	2,608	2,730
6.375% 8/12/14	19,196	20,644
6.5% 8/19/13	9	9
Export Development Canada 1.5% 5/15/14	5,655	5,739
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	12,081
3.7% 1/20/15	34,170	35,985
MassMutual Global Funding II 0.685% 1/14/14 (d)(g)	12,292	12,334
MetLife Institutional Funding II 0.675% 1/6/15 (d)(g)	10,400	10,412
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	$ 1,425	$ 1,467
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,415
		349,824
Insurance - 1.5%
American International Group, Inc.:
3% 3/20/15	14,420	14,993
3.8% 3/22/17	6,472	7,028
4.25% 9/15/14	16,573	17,409
Aon Corp. 3.5% 9/30/15	6,775	7,135
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,213
Berkshire Hathaway, Inc.:
0.9901% 8/15/14 (g)	10,000	10,098
1.55% 2/9/18	8,731	8,848
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,792
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	19,930	19,884
2% 1/9/15 (d)	23,161	23,760
2.5% 9/29/15 (d)	5,000	5,204
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,085
		134,449
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	2,618	3,199
Duke Realty LP:
4.625% 5/15/13	114	115
5.4% 8/15/14	399	421
6.25% 5/15/13	134	135
Equity One, Inc.:
5.375% 10/15/15	1,026	1,121
6.25% 1/15/17	359	409
Federal Realty Investment Trust 5.4% 12/1/13	150	155
Health Care REIT, Inc. 2.25% 3/15/18	2,660	2,684
		8,239
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
6% 4/1/16	3,715	4,168
7.5% 5/15/15	685	770
ERP Operating LP 5.2% 4/1/13	3,570	3,582
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP 2.5% 12/15/17	$ 6,061	$ 6,142
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,119
5.5% 1/15/14 (d)	144	148
Regency Centers LP 5.25% 8/1/15	8,860	9,656
Simon Property Group LP:
4.2% 2/1/15	2,715	2,869
5.3% 5/30/13	7,322	7,403
Tanger Properties LP 6.15% 11/15/15	2,689	3,049
Ventas Realty LP 2% 2/15/18	5,421	5,436
		44,342
TOTAL FINANCIALS		2,061,109
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,533
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,066
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,408
McKesson Corp. 0.95% 12/4/15	1,656	1,661
UnitedHealth Group, Inc.:
0.85% 10/15/15	2,487	2,495
1.4% 10/15/17	1,766	1,774
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,525
1.875% 1/15/18	4,545	4,593
		28,522
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (d)	10,100	10,183
1.75% 11/6/17 (d)	14,670	14,855
Sanofi SA:
1.2% 9/30/14	5,963	6,030
2.625% 3/29/16	8,904	9,380
Teva Pharmaceutical Finance III BV:
0.81% 3/21/14 (g)	3,875	3,890
1.7% 3/21/14	8,730	8,834
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,962
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16 (d)	$ 7,580	$ 7,602
1.875% 2/1/18 (d)	1,352	1,357
		65,093
TOTAL HEALTH CARE		103,148
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,627
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	91	95
Iberbond 2004 PLC 4.826% 12/24/17 (i)	2,978	2,918
		3,013
Industrial Conglomerates - 0.2%
Covidien International Finance SA 1.875% 6/15/13	7,770	7,800
General Electric Co. 0.85% 10/9/15	9,204	9,233
		17,033
TOTAL INDUSTRIALS		27,673
INFORMATION TECHNOLOGY - 0.9%
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,116
2.625% 12/9/14	9,430	9,649
		17,765
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 1.6% 2/3/15	4,513	4,574
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	12,028
The Western Union Co. 2.375% 12/10/15	3,818	3,880
		15,908
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.:
1.1101% 5/16/14 (g)	$ 33,233	$ 33,172
4.25% 2/15/15	8,040	8,461
		41,633
TOTAL INFORMATION TECHNOLOGY		79,880
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,604
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,620
		13,224
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,642
BHP Billiton Financial (USA) Ltd. 1.125% 11/21/14	13,150	13,304
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,292
Rio Tinto Finance USA PLC 1.625% 8/21/17	8,700	8,773
		46,011
TOTAL MATERIALS		59,235
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,147
AT&T, Inc.:
1.4% 12/1/17	8,600	8,581
2.5% 8/15/15	15,110	15,735
2.95% 5/15/16	8,570	9,095
British Telecommunications PLC 2% 6/22/15	27,834	28,536
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,728
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	9,119
Qwest Corp. 3.558% 6/15/13 (g)	23,280	23,349
SBC Communications, Inc. 5.1% 9/15/14	7,403	7,899
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,739
5.25% 4/15/13	6,850	6,887
		142,815
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV 2.375% 9/8/16	$ 12,066	$ 12,494
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,308
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	22,876
Vodafone Group PLC:
0.9% 2/19/16	25,000	24,981
4.15% 6/10/14	3,995	4,168
		79,827
TOTAL TELECOMMUNICATION SERVICES		222,642
UTILITIES - 3.8%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 1.65% 12/15/17	3,538	3,549
Appalachian Power Co. 0.6651% 8/16/13 (g)	17,420	17,444
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,200	8,497
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,358
Duke Energy Corp. 3.95% 9/15/14	11,349	11,902
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,015
FirstEnergy Corp. 2.75% 3/15/18	3,884	3,884
FirstEnergy Solutions Corp. 4.8% 2/15/15	24,317	25,976
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	16,052
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	15,040
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,821
Northeast Utilities 1.059% 9/20/13 (g)	23,577	23,656
Pacific Gas & Electric Co.:
5.625% 11/30/17	13,827	16,566
6.25% 12/1/13	8,741	9,110
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,466
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,127
Southern Co.:
2.375% 9/15/15	9,325	9,683
4.15% 5/15/14	1,976	2,060
		215,206
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	16,066	16,103
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,421
1.95% 8/15/16	5,976	6,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
2.25% 9/1/15	$ 13,949	$ 14,451
2.611% 9/30/66 (g)	7,611	7,109
DTE Energy Co. 1.0105% 6/3/13 (g)	21,449	21,479
NiSource Finance Corp.:
5.4% 7/15/14	7,000	7,423
6.15% 3/1/13	12,000	12,000
PG&E Corp. 5.75% 4/1/14	4,180	4,399
Sempra Energy:
1.068% 3/15/14 (g)	2,500	2,511
2% 3/15/14	17,216	17,438
2.3% 4/1/17	8,835	9,174
		107,574
TOTAL UTILITIES		338,883
TOTAL NONCONVERTIBLE BONDS (Cost $3,453,269)		3,510,187
U.S. Government and Government Agency Obligations - 28.4%

U.S. Government Agency Obligations - 7.2%
Fannie Mae:
0.5% 5/27/15	67,139	67,351
0.5% 7/2/15	73,732	73,948
0.5% 9/28/15	360,909	361,774
0.5% 3/30/16	69,067	69,109
0.875% 12/20/17	3,944	3,950
0.875% 2/8/18	4,709	4,711
1.625% 10/26/15	30,687	31,668
Freddie Mac:
1% 9/29/17	10,906	11,004
1.75% 9/10/15	9,082	9,392
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		632,907
U.S. Treasury Obligations - 21.1%
U.S. Treasury Notes:
0.25% 9/15/14	85,526	85,569
0.25% 9/30/14	17,949	17,957
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 1/15/15	$ 180,000	$ 180,042
0.25% 7/15/15	435,179	434,771
0.25% 9/15/15	515,000	514,317
0.25% 10/15/15	20,000	19,969
0.375% 11/15/14	136,661	137,003
0.375% 1/15/16	70,000	70,082
0.5% 8/15/14	179,272	180,035
1.375% 11/30/15	78,944	81,207
1.75% 7/31/15 (f)	79,925	82,722
2.375% 10/31/14	63,074	65,326
TOTAL U.S. TREASURY OBLIGATIONS		1,869,000
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,278
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,507,588)		2,514,185
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 2.1%
2.207% 7/1/35 (g)	80	84
2.214% 2/1/33 (g)	195	204
2.225% 10/1/33 (g)	217	228
2.239% 3/1/35 (g)	160	168
2.281% 12/1/34 (g)	176	185
2.302% 10/1/33 (g)	110	116
2.332% 3/1/35 (g)	99	105
2.332% 5/1/35 (g)	2,386	2,534
2.367% 12/1/33 (g)	1,176	1,250
2.38% 7/1/35 (g)	2,009	2,137
2.421% 11/1/36 (g)	349	372
2.425% 3/1/35 (g)	28	29
2.429% 12/1/34 (g)	1,398	1,497
2.441% 10/1/35 (g)	203	212
2.492% 11/1/34 (g)	10,359	11,070
2.494% 3/1/35 (g)	1,762	1,860
2.524% 10/1/33 (g)	280	298
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.53% 5/1/33 (g)	$ 37	$ 39
2.539% 10/1/41 (g)	6,137	6,419
2.559% 6/1/36 (g)	212	227
2.605% 7/1/34 (g)	109	116
2.674% 11/1/34 (g)	1,198	1,278
2.688% 9/1/41 (g)	7,596	7,949
2.69% 10/1/35 (g)	9,081	9,656
2.72% 2/1/35 (g)	2,430	2,577
2.741% 7/1/35 (g)	733	786
2.769% 11/1/36 (g)	2,839	3,052
2.806% 8/1/35 (g)	1,845	1,976
2.911% 4/1/35 (g)	3,794	4,053
3.014% 8/1/41 (g)	2,363	2,466
3.189% 1/1/40 (g)	3,821	3,993
3.212% 10/1/35 (g)	493	527
3.261% 2/1/40 (g)	6,477	6,794
3.352% 1/1/40 (g)	8,280	8,631
3.476% 3/1/40 (g)	3,682	3,849
3.5% 1/1/26 to 5/1/27	39,550	42,342
3.528% 12/1/39 (g)	1,036	1,083
3.553% 2/1/40 (g)	2,433	2,558
3.617% 3/1/40 (g)	4,079	4,288
4.5% 6/1/19 to 7/1/20	3,801	4,091
5.5% 10/1/17 to 11/1/34	36,320	39,822
6.5% 3/1/13 to 8/1/17	1,355	1,409
7% 9/1/14 to 11/1/18	436	464
7.5% 11/1/31	4	5
TOTAL FANNIE MAE		182,799
Freddie Mac - 0.9%
2.373% 1/1/35 (g)	105	112
2.663% 11/1/35 (g)	1,516	1,604
2.745% 4/1/35 (g)	3,261	3,478
2.844% 6/1/37 (g)	1,995	2,145
2.881% 8/1/36 (g)	996	1,070
2.971% 8/1/41 (g)	5,014	5,273
2.985% 8/1/34 (g)	522	554
3% 8/1/21	13,545	14,245
3.086% 9/1/41 (g)	2,795	2,921
3.134% 3/1/33 (g)	27	29
3.439% 10/1/35 (g)	306	329
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 1/1/26	$ 5,782	$ 6,172
3.573% 4/1/40 (g)	2,845	2,991
3.604% 4/1/40 (g)	2,230	2,352
3.611% 2/1/40 (g)	4,635	4,846
4% 9/1/25 to 4/1/26	12,837	13,903
4.5% 8/1/18 to 11/1/18	14,878	15,860
5% 4/1/20	6,590	7,065
8.5% 5/1/27 to 7/1/28	229	274
12% 11/1/19	3	3
TOTAL FREDDIE MAC		85,226
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,902	2,208
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $264,348)		270,233
Asset-Backed Securities - 14.4%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	1,762	1,752
Series 2005-1 Class M1, 0.6717% 4/25/35 (g)	533	494
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (g)	95	93
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (g)	33	33
Series 2006-OP1 Class M1, 0.4817% 4/25/36 (g)	8,000	928
Ally Auto Receivables Trust:
Series 2011-1 Class A3, 1.38% 1/15/15	4,579	4,590
Series 2011-2 Class A3, 1.18% 4/15/15	4,902	4,916
Series 2011-3 Class A3, 0.97% 8/17/15	8,274	8,298
Series 2012-1 Class A2, 0.71% 9/15/14	5,792	5,799
Series 2012-SN1 Class A3, 0.57% 8/20/15	10,000	10,006
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,980	2,989
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,170
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,691
Series 2011-5 Class A1, 0.8512% 6/15/15 (g)	15,700	15,714
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,725
Series 2012-2 Class A, 0.7012% 3/15/16 (g)	10,830	10,834
Series 2012-3 Class A2, 1.21% 6/15/17	17,600	17,696
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Master Owner Trust: - continued
Series 2013-1 Class A2, 1% 2/15/18	$ 20,300	$ 20,296
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,836
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,586
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	4,967	4,973
Series 2011-1 Class A3, 1.39% 9/8/15	4,043	4,055
Series 2011-2 Class A3, 1.61% 10/8/15	11,364	11,410
Series 2011-3 Class A3, 1.17% 1/8/16	4,620	4,638
Series 2011-4 Class AS, 0.92% 3/9/15	3,693	3,697
Series 2011-5 Class A2, 1.19% 8/8/15	1,791	1,795
Series 2012-1 Class A2, 0.91% 10/8/15	3,077	3,084
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,526
Series 2012-5 Class A3, 0.92% 6/8/17	12,680	12,680
Americredit Auto Receivables Trust Series 2013-1:
Class A2, 0.49% 6/8/16	8,130	8,133
Class A3, 0.61% 10/10/17	17,370	17,369
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0267% 4/25/34 (g)	66	51
Series 2005-R2 Class M1, 0.6517% 4/25/35 (g)	1,390	1,356
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (g)	378	326
Series 2004-W7 Class M1, 1.0267% 5/25/34 (g)	227	213
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (g)	856	302
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5717% 3/25/36 (g)	13	0*
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,425
Bank One Issuance Trust Series 2003-A8, 0.4512% 5/16/16 (g)	9,000	9,009
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(g)	20,000	19,973
BMW Vehicle Lease Trust Series 2012-1 Class A3, 0.75% 2/20/15	9,480	9,509
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	7,697	7,720
Capital Auto Receivables Asset Trust Series 2008-A Class B, 6.89% 1/15/15 (d)	3,403	3,417
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	45,600	45,516
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(g)	37	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 0.9507% 7/20/39 (d)(g)	$ 178	$ 81
Class C, 1.3007% 7/20/39 (d)(g)	229	0*
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	6,590	6,590
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (g)	1,214	626
Chase Issuance Trust:
Series 2011-A3 Class A3, 0.3212% 12/15/15 (g)	30,000	30,029
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,636
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	1,545	1,547
Class A3, 1.1% 8/22/16 (d)	12,070	12,102
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/7/17	24,100	24,099
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (g)	11	11
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.7017% 7/25/34 (g)	302	275
Series 2004-3 Class M4, 1.6567% 4/25/34 (g)	107	51
Series 2004-4 Class M2, 0.9967% 6/25/34 (g)	396	351
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,544
Series 2012-A2 Class A2, 0.3512% 10/17/16 (g)	20,000	20,017
Series 2012-A3 Class A3, 0.86% 11/15/17	35,110	35,380
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,005
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	11,240	11,304
Fannie Mae Series 2004-T5:
Class AB1, 0.7272% 5/28/35 (g)	634	514
Class AB3, 1.0332% 5/28/35 (g)	273	211
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (g)	196	143
Ford Credit Auto Lease Trust:
Series 2011-A Class A3, 1.03% 7/15/14	13,808	13,827
Series 2012-A Class A3, 0.85% 1/15/15	5,450	5,467
Series 2012-B:
Class A2, 0.54% 11/15/14	4,160	4,163
Class A3, 0.57% 9/15/15	10,040	10,050
Ford Credit Auto Owner Trust:
Series 2011-B Class A3, 0.84% 6/15/15	5,705	5,718
Series 2012-B Class A3, 0.72% 12/15/16	13,080	13,122
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	$ 8,640	$ 8,634
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,473
Series 2012-1 Class A, 0.6712% 1/15/16 (g)	37,000	37,105
Series 2012-4 Class A1, 0.74% 9/15/16	20,520	20,579
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,410
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6267% 11/25/34 (g)	410	21
Class M5, 1.7017% 11/25/34 (g)	217	4
Series 2005-A:
Class M3, 0.9367% 1/25/35 (g)	639	273
Class M4, 1.2217% 1/25/35 (g)	245	29
Series 2006-A Class M1, 0.5017% 5/25/36 (g)	1,203	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(g)	1,714	1,166
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(g)	104	99
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(g)	169	156
Class B, 0.4812% 11/15/34 (d)(g)	61	52
Class C, 0.5812% 11/15/34 (d)(g)	101	73
Class D, 0.9512% 11/15/34 (d)(g)	38	26
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,477
Series 2012-4 Class A, 0.5012% 6/15/18 (g)	20,430	20,473
Series 2012-5 Class A, 0.97% 6/15/18	21,980	22,183
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,939
GE Equipment Transportation LLC:
Series 2012-1 Class A2, 0.74% 9/22/14	6,834	6,842
Series 2012-2 Class A2, 0.47% 4/24/15	13,450	13,448
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(g)	8,386	8,281
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (g)	86	84
Series 2003-3 Class M1, 1.4917% 8/25/33 (g)	429	394
Series 2003-5 Class A2, 0.9017% 12/25/33 (g)	205	172
Series 2004-1 Class M2, 1.9017% 6/25/34 (g)	336	270
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,601
Series 2011-2 Class A3, 0.94% 3/18/15	7,703	7,730
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Honda Auto Receivables Owner Trust: - continued
Series 2012-2 Class A3, 0.7% 2/16/16	$ 10,780	$ 10,823
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (g)	902	439
Hyundai Auto Lease Securitization Trust:
Series 2011-A Class A3, 1.02% 8/15/14 (d)	7,670	7,684
Series 2013-A Class A3, 0.66% 6/15/16 (d)	17,220	17,218
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	912	924
Series 2011-A Class A3, 1.16% 4/15/15	3,648	3,661
John Deere Owner Trust Series 2011-A Class A3, 1.29% 1/15/16	8,463	8,503
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (g)	49	1
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (g)	903	874
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (g)	301	288
Series 2006-A Class 2C, 1.46% 3/27/42 (g)	516	25
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3517% 7/25/36 (g)	9,276	3,598
Marriott Vacation Club Owner Trust Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	198	198
Class C, 6.125% 4/20/28 (d)	198	198
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (g)	448	5
Mercedes-Benz Auto Lease Trust:
Series 2011-B Class A3, 1.07% 8/15/14 (d)	9,390	9,418
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,770
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	8,536	8,555
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	28,110	28,119
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (g)	37	30
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (g)	102	88
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (g)	686	574
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (g)	1,220	1,088
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (g)	367	320
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (g)	269	245
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (g)	280	11
Series 2006-NC4 Class A2D, 0.4417% 6/25/36 (g)	7,135	3,456
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	$ 13,170	$ 13,201
Series 2011-B Class A3, 0.92% 2/16/15	6,510	6,532
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,562
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,341
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6757% 5/15/17 (g)	31,257	31,442
Series 2013-A Class A, 0.5017% 2/15/18 (g)	16,000	16,000
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0505% 10/30/45 (g)	1,889	1,837
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(g)	381	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(g)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (g)	3,309	2,648
Class M4, 1.6517% 9/25/34 (g)	460	135
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (g)	994	807
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (g)	3	3
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	1,458	1,459
Series 2011-4 Class A2, 1.37% 3/16/15	3,225	3,233
Series 2012-1 Class A2, 1.25% 4/15/15	4,178	4,190
Series 2012-2 Class A2, 0.91% 5/15/15	8,407	8,426
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,087
Series 2012-4 Class A3, 1.04% 8/15/16	11,240	11,316
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,158
Series 2013-1 Class A2, 0.48% 2/16/16	20,250	20,248
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (g)	803	667
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(g)	188	186
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.888% 6/15/33 (g)	1,349	925
Class C, 1.258% 6/15/33 (g)	5,727	3,913
Series 2004-B:
Class A2, 0.508% 6/15/21 (g)	5,378	5,296
Class C, 1.178% 9/15/33 (g)	8,102	5,499
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4837% 9/25/19 (g)	17,275	17,275
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Student Loan Trust: - continued
Series 2013-1 Class A2, 0.4512% 9/25/19 (g)	$ 22,000	$ 22,001
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (g)	39	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	94	95
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (g)	386	350
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(g)	270	3
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	17,828	17,908
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(g)	5,586	4,888
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,918
TOTAL ASSET-BACKED SECURITIES (Cost $1,303,933)		1,278,198
Collateralized Mortgage Obligations - 6.3%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(g)	2,230	2,234
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 4.9643% 5/20/36 (g)	200	200
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(g)	3,821	3,795
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,654	1,665
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class A6, 0.3891% 11/20/56 (d)(g)	2,039	2,038
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (g)	49	42
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(g)	21,245	20,820
Class C2, 1.4007% 12/20/54 (d)(g)	4,170	3,549
Series 2006-2:
Class A4, 0.2807% 12/20/54 (g)	4,395	4,307
Class C1, 1.1407% 12/20/54 (g)	15,090	12,842
Class M2, 0.6607% 12/20/54 (g)	3,000	2,685
Series 2006-3 Class C2, 1.2007% 12/20/54 (g)	6,611	5,626
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class A4, 0.3007% 12/20/54 (g)	$ 7,989	$ 7,829
Class B1, 0.3807% 12/20/54 (g)	13,366	12,470
Class C1, 0.9607% 12/20/54 (g)	8,172	6,954
Class M1, 0.5407% 12/20/54 (g)	3,521	3,151
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (g)	1,340	1,140
Class 1M1, 0.5007% 12/20/54 (g)	881	788
Class 2C1, 1.0607% 12/20/54 (g)	610	519
Class 2M1, 0.7007% 12/20/54 (g)	1,132	1,013
Class 3A1, 0.4007% 12/20/54 (g)	8,149	7,986
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (g)	1,568	1,334
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (g)	3,900	3,854
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.702% 1/20/44 (g)	2,197	2,176
Class 1C, 2.752% 1/20/44 (g)	2,644	2,540
Series 2004-1 Class 2A1, 0.629% 3/20/44 (g)	24,548	24,262
Series 2004-3 Class 2A1, 0.589% 9/20/44 (g)	7,207	7,123
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (g)	457	334
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (g)	753	650
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(g)	413	364
Class B6, 3.0492% 7/10/35 (d)(g)	49	42
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(g)	59	58
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	21	20
TOTAL PRIVATE SPONSOR		144,410
U.S. Government Agency - 4.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7017% 9/25/23 (g)	1,290	1,294
Series 2010-86 Class FE, 0.6517% 8/25/25 (g)	4,118	4,144
Series 2013-9 Class FA 0.5517% 3/25/42 (g)	26,013	26,040
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class Series 2005-90 Class FC, 0.4517% 10/25/35 (g)	$ 5,361	$ 5,362
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	12,824	13,771
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	937	948
Series 2012-94 Class E, 3% 6/25/22	6,239	6,546
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,219	1,365
Series 2002-56 Class MC, 5.5% 9/25/17	554	584
Series 2003-76 Class BA, 4.5% 3/25/18	1,638	1,696
Series 2009-31 Class A, 4% 2/25/24	2,183	2,280
Series 2010-135 Class DE, 2.25% 4/25/24	7,216	7,346
Series 2011-16 Class FB, 0.3517% 3/25/31 (g)	15,825	15,813
Series 2010-123 Class DL, 3.5% 11/25/25	3,510	3,660
Series 2010-143 Class B, 3.5% 12/25/25	5,515	5,800
Series 2011-23 Class AB, 2.75% 6/25/20	4,461	4,612
Series 2011-88 Class AB, 2.5% 9/25/26	6,017	6,204
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4512% 2/15/26 (g)	8,936	8,954
Freddie Mac:
floater:
Series 2711 Class FC, 1.1012% 2/15/33 (g)	11,634	11,815
Series 3346 Class FA, 0.4312% 2/15/19 (g)	21,239	21,269
Series 3879 Class AF, 0.6312% 6/15/41 (g)	16,576	16,618
floater planned amortization class:
Series 2953 Class LF, 0.5012% 12/15/34 (g)	4,516	4,520
Series 3117 Class JF, 0.5012% 2/15/36 (g)	6,099	6,108
floater sequential payer:
Series 3325:
Class FM, 0.6312% 5/15/37 (g)	8,919	8,953
Class FN, 0.6312% 5/15/37 (g)	8,919	8,953
Series 3387 Class DF, 0.3812% 10/15/17 (g)	2,300	2,300
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	1,070	1,143
Series 2394 Class KD, 6% 12/15/16	546	580
Series 2417 Class EH, 6% 2/15/17	338	360
Series 2535 Class PC, 6% 9/15/32	971	1,012
Series 2866 Class XE, 4% 12/15/18	3,371	3,473
Series 3763 Class QA, 4% 4/15/34	7,893	8,384
Series 3792 Class DF, 0.6012% 11/15/40 (g)	19,994	20,062
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3820 Class DA, 4% 11/15/35	$ 6,824	$ 7,444
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	1,756	1,808
Series 2915 Class DC, 4.5% 3/15/19	987	999
Series 3560 Class LA, 2% 8/15/14	386	386
Series 3573 Class LC, 1.85% 8/15/14	2,349	2,359
Series 3659 Class EJ 3% 6/15/18	9,782	10,095
Series 3696 Class AE, 1.2% 7/15/15	4,049	4,071
Series 3949 Class MK, 4.5% 10/15/34	4,660	5,219
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities Series 2013-37 Class F, 0.4722% 6/20/40 (e)(g)	7,050	7,050
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7317% 12/16/39 (g)	5,635	5,672
Series 2010-53 Class FC, 1.0247% 4/20/40 (g)	6,413	6,517
Series 2012-113 Class FJ, 0.4547% 1/20/42 (g)	14,002	14,044
Series 2012-149 Class MF, 0.4547% 12/20/42 (g)	25,883	25,870
Series 2013-9 Class F, 0.4507% 1/20/43 (g)	18,264	18,319
floater planned amortization class Series 2005-47 Class FX, 0.3547% 5/20/34 (g)	26,221	26,216
floater sequential payer:
Series 2010-120 Class FB 0.5047% 9/20/35 (g)	8,715	8,729
Series 2011-150 Class D, 3% 4/20/37	5,033	5,158
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	3,623	3,706
Series 2010-99 Class PT, 3.5% 8/20/33	4,358	4,477
Series 2012-149 Class LF, 0.4547% 12/20/42 (g)	10,184	10,179
Series 2012-97 Class JF, 0.4517% 8/16/42 (g)	11,415	11,430
TOTAL U.S. GOVERNMENT AGENCY		411,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $546,215)		556,127
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (g)(h)	2,285	75
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(g)	553	548
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(g)	$ 15,100	$ 15,237
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(g)	36	27
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(g)	234	196
Class M1, 0.6417% 11/25/35 (d)(g)	40	26
Class M2, 0.6917% 11/25/35 (d)(g)	51	32
Class M3, 0.7117% 11/25/35 (d)(g)	45	28
Class M4, 0.8017% 11/25/35 (d)(g)	56	27
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(g)	3,276	2,584
Class B1, 1.6017% 1/25/36 (d)(g)	257	40
Class M1, 0.6517% 1/25/36 (d)(g)	1,046	581
Class M2, 0.6717% 1/25/36 (d)(g)	340	179
Class M3, 0.7017% 1/25/36 (d)(g)	451	232
Class M4, 0.8117% 1/25/36 (d)(g)	250	121
Class M5, 0.8517% 1/25/36 (d)(g)	250	88
Class M6, 0.9017% 1/25/36 (d)(g)	254	68
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(g)	1,102	892
Class M1, 0.5817% 4/25/36 (d)(g)	342	221
Class M2, 0.6017% 4/25/36 (d)(g)	362	224
Class M3, 0.6217% 4/25/36 (d)(g)	311	185
Class M4, 0.7217% 4/25/36 (d)(g)	177	102
Class M5, 0.7617% 4/25/36 (d)(g)	170	94
Class M6, 0.8417% 4/25/36 (d)(g)	371	156
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(g)	1,221	957
Class A2, 0.4817% 7/25/36 (d)(g)	905	712
Class B1, 1.0717% 7/25/36 (d)(g)	327	59
Class M1, 0.5117% 7/25/36 (d)(g)	949	451
Class M2, 0.5317% 7/25/36 (d)(g)	668	299
Class M3, 0.5517% 7/25/36 (d)(g)	529	225
Class M4, 0.6217% 7/25/36 (d)(g)	355	88
Class M5, 0.6717% 7/25/36 (d)(g)	437	102
Class M6, 0.7417% 7/25/36 (d)(g)	687	144
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(g)	92	14
Class M5, 0.6817% 10/25/36 (d)(g)	109	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(g)	$ 71	$ 2
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(g)	1,946	1,126
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(g)	356	249
Class A2, 0.5217% 7/25/37 (d)(g)	333	163
Class M1, 0.5717% 7/25/37 (d)(g)	118	33
Class M2, 0.6117% 7/25/37 (d)(g)	66	11
Class M3, 0.6917% 7/25/37 (d)(g)	67	7
Class M4, 0.8517% 7/25/37 (d)(g)	130	8
Class M5, 0.9517% 7/25/37 (d)(g)	114	5
Class M6, 1.2017% 7/25/37 (d)(g)	74	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(g)	472	246
Class B1, 1.1517% 7/25/37 (d)(g)	411	31
Class B2, 1.8017% 7/25/37 (d)(g)	180	10
Class M1, 0.5117% 7/25/37 (d)(g)	355	120
Class M2, 0.5417% 7/25/37 (d)(g)	381	106
Class M3, 0.5717% 7/25/37 (d)(g)	619	134
Class M4, 0.7017% 7/25/37 (d)(g)	970	164
Class M5, 0.8017% 7/25/37 (d)(g)	492	70
Class M6, 1.0017% 7/25/37 (d)(g)	375	45
Series 2007-4A:
Class A2, 0.7517% 9/25/37 (d)(g)	4,233	749
Class M1, 1.1517% 9/25/37 (d)(g)	667	62
Class M2, 1.2517% 9/25/37 (d)(g)	667	51
Class M4, 1.8017% 9/25/37 (d)(g)	1,754	86
Class M5, 1.9517% 9/25/37 (d)(g)	1,116	36
Series 2006-2A Class IO, 3.1745% 7/25/36 (c)(d)(h)	33,550	309
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4536% 3/11/39 (g)	4,301	4,467
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(g)	251	249
Class J, 1.0512% 3/15/19 (d)(g)	274	261
Series 2007-BBA8:
Class A2, 0.3512% 3/15/22 (d)(g)	1,009	1,003
Class D, 0.4512% 3/15/22 (d)(g)	303	286
Class E, 0.5012% 3/15/22 (d)(g)	1,576	1,457
Class F, 0.5512% 3/15/22 (d)(g)	967	874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6012% 3/15/22 (d)(g)	$ 248	$ 219
Class H, 0.7512% 3/15/22 (d)(g)	303	262
Class J, 0.9012% 3/15/22 (d)(g)	303	254
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,421
Series 2005-PWR9 Class X2, 0.3653% 9/11/42 (d)(g)(h)	95,047	227
Series 2005-T18 Class A4, 4.933% 2/13/42	12,555	13,449
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(g)(h)	705	2
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(g)	4,022	3,751
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.3266% 5/15/35 (d)(g)(h)	34,370	540
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2194% 7/15/44 (g)	5,050	5,542
Citigroup Commercial Mortgage Trust floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(g)	59	57
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4852% 10/15/48 (g)(h)	208,960	695
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(g)	85	76
Series 2005-FL11:
Class F, 0.6512% 11/15/17 (d)(g)	101	92
Class G, 0.7012% 11/15/17 (d)(g)	70	62
Series 2006-CN2A Class A2FL, 0.4192% 2/5/19 (d)(g)	2,236	2,221
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,409
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	5,587	5,616
Class AJFX, 5.478% 2/5/19 (d)	4,380	4,395
Series 2006-C8 Class XP, 0.4673% 12/10/46 (g)(h)	3,752	15
Series 2006-CN2A Class E, 5.5699% 2/5/19 (d)(g)	4,440	4,435
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	37,830	39,702
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6649% 12/15/39 (g)(h)	157,690	913
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (g)(h)	$ 8,052	$ 10
Series 2003-C4 Class A4, 5.137% 8/15/36	5,034	5,066
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3712% 2/15/22 (d)(g)	1,256	1,180
0.4712% 2/15/22 (d)(g)	448	420
Class F, 0.5212% 2/15/22 (d)(g)	897	840
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,893	1,925
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(g)	6,900	6,902
Class A2FL, 0.908% 12/5/31 (d)(g)	9,010	9,021
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,517	8,746
sequential payer Series K501 Class A1, 1.337% 6/25/16	10,908	11,080
Series K707 Class A1, 1.615% 9/25/18	11,728	12,028
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2965% 3/10/44 (g)	11,890	13,174
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(g)(h)	3,239	49
Series 2007-C1 Class XP, 0.1604% 12/10/49 (g)(h)	2,391	5
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (g)	3,844	3,881
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,719
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(g)	8,330	8,012
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6477% 6/6/20 (d)(g)	562	560
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	9,869	9,878
Class A2, 1.2601% 3/6/20 (d)(g)	3,680	3,686
Class C, 2.0056% 3/6/20 (d)(g)	11,881	11,938
Class D, 2.2018% 3/6/20 (d)(g)	1,390	1,397
Class E, 2.4764% 3/6/20 (d)(g)	1,905	1,916
Class F, 2.6334% 3/6/20 (d)(g)	967	973
Class G, 2.7903% 3/6/20 (d)(g)	479	482
Class H, 3.3004% 3/6/20 (d)(g)	799	804
Class J, 4.0852% 3/6/20 (d)(g)	1,146	1,154
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	$ 9,160	$ 9,597
Series 2005-GG4 Class A3, 4.607% 7/10/39	37	37
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,358	4,514
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0512% 11/8/29 (d)(g)	14,820	14,854
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	4,172	4,232
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	5,717	5,791
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,579	2,600
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	3,385	3,387
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	3,119	3,183
Series 2012-C6 Class A1, 1.0305% 5/15/45	7,208	7,255
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3312% 11/15/18 (d)(g)	2,759	2,721
Class D, 0.4312% 11/15/18 (d)(g)	98	93
Class E, 0.4812% 11/15/18 (d)(g)	140	130
Class F, 0.5312% 11/15/18 (d)(g)	210	186
Class G, 0.5612% 11/15/18 (d)(g)	182	154
Class H, 0.7012% 11/15/18 (d)(g)	140	113
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	3,960	3,989
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (g)	4,249	4,382
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,444	1,460
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A4, 4.166% 5/15/32	51	51
Series 2006-C1 Class A2, 5.084% 2/15/31	456	456
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	21	21
Series 2007-C6 Class A2, 5.845% 7/15/40	2,396	2,399
Series 2004-C8, 4.799% 12/15/29	8,117	8,503
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (g)(h)	86,906	353
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (g)(h)	30,852	139
Series 2007-C2 Class XCP, 0.4823% 2/15/40 (g)(h)	175,476	925
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5412% 9/15/21 (d)(g)	2,254	2,137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class G, 0.5612% 9/15/21 (d)(g)	$ 1,521	$ 1,426
Class H, 0.6012% 9/15/21 (d)(g)	392	360
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (d)(g)	2,040	2,022
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	112	112
Series 2005-MCP1 Class XP, 0.6316% 6/12/43 (g)(h)	27,429	52
Series 2005-MKB2 Class XP, 0.2487% 9/12/42 (g)(h)	12,351	0*
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	1,646	1,649
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(h)	67,162	759
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	8,142	8,173
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(g)	241	97
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(g)	4,192	4,154
Class B, 0.332% 10/15/20 (d)(g)	202	195
Class C, 0.362% 10/15/20 (d)(g)	2,400	2,264
Class D, 0.392% 10/15/20 (d)(g)	1,889	1,744
Class E, 0.452% 10/15/20 (d)(g)	562	502
Class F, 0.502% 10/15/20 (d)(g)	337	291
Class G, 0.542% 10/15/20 (d)(g)	417	339
Class H, 0.632% 10/15/20 (d)(g)	262	179
Class J, 0.782% 10/15/20 (d)(g)	152	54
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	519	519
Series 2007-IQ14 Class A2, 5.61% 4/15/49	4,401	4,530
Series 2012-C4 Class A1, 1.085% 3/15/45	7,105	7,156
Series 2005-HQ5 Class X2, 0.2189% 1/14/42 (g)(h)	30,658	1
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	8,860	10,022
Series 2011-C3 Class A1, 2.178% 7/15/49	13,334	13,666
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	2,267	2,284
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	4,730	4,761
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(g)	$ 8,591	$ 8,456
Class E, 0.4812% 9/15/21 (d)(g)	938	880
Class F, 0.5412% 9/15/21 (d)(g)	1,264	1,176
Class G, 0.5612% 9/15/21 (d)(g)	1,198	1,086
Class J, 0.8012% 9/15/21 (d)(g)	266	202
Series 2007-WHL8 Class F, 0.6812% 6/15/20 (d)(g)	2,172	1,916
Series 2003-C9 Class A4, 5.012% 12/15/35	9,845	10,037
Series 2006-C23:
Class A5, 5.416% 1/15/45 (g)	15,350	17,175
Class X, 0.0906% 1/15/45 (d)(g)(h)	770,288	6
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(g)(h)	182,951	943
Series 2007-C31A Class A2, 5.421% 4/15/47	6,158	6,193
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,273	2,303
Series 2012-C8 Class A1, 0.864% 8/15/45	4,646	4,660
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $486,582)		471,648
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15 (Cost $37,199)	35,250	37,159
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	28,300	28,577
United Mexican States 6.625% 3/3/15	8,200	9,102
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,230)		37,679
Supranational Obligations - 1.0%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $87,978)	88,050	88,035
Commercial Paper - 0.6%
	Principal Amount (000s)	Value (000s)
British Telecommunications PLC:
1.17% 6/3/13	$ 6,900	$ 6,890
1.5% 5/14/13	15,000	14,984
Vodafone Group PLC yankee:
0.77% 12/30/13	15,000	14,913
1.25% 3/12/13	13,000	12,999
TOTAL COMMERCIAL PAPER (Cost $49,730)		49,786
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $59,923)	59,922,841	59,923
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.16%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $16,540)	$ 16,540	16,540
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,850,535)		8,889,700
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(25,918)
NET ASSETS - 100%		$ 8,863,782
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (000s) (2)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 307	$ (161)	$ 0	$ (161)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $916,711,000 or 10.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,113,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,918,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,888
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$16,540,000 due 3/01/13 at 0.16%
Barclays Capital, Inc.	$ 4,632
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,201
RBS Securities, Inc.	8,707
$ 16,540
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 50
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,510,187	$ -	$ 3,507,269	$ 2,918
U.S. Government and Government Agency Obligations	2,514,185	-	2,514,185	-
U.S. Government Agency - Mortgage Securities	270,233	-	270,233	-
Asset-Backed Securities	1,278,198	-	1,263,395	14,803
Collateralized Mortgage Obligations	556,127	-	556,127	-
Commercial Mortgage Securities	471,648	-	471,551	97
Municipal Securities	37,159	-	37,159	-
Foreign Government and Government Agency Obligations	37,679	-	37,679	-
Supranational Obligations	88,035	-	88,035	-
Commercial Paper	49,786	-	49,786	-
Money Market Funds	59,923	59,923	-	-
Cash Equivalents	16,540	-	16,540	-
Total Investments in Securities:	$ 8,889,700	$ 59,923	$ 8,811,959	$ 17,818
Derivative Instruments:
Liabilities
Swap Agreements	$ (161)	$ -	$ (161)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (161)
Total Value of Derivatives	$ -	$ (161)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.2%
United Kingdom	4.8%
Canada	2.5%
Australia	1.6%
Netherlands	1.3%
Multi-National	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $16,540) - See accompanying schedule: Unaffiliated issuers (cost $8,790,612)	$ 8,829,777
Fidelity Central Funds (cost $59,923)	59,923
Total Investments (cost $8,850,535)		$ 8,889,700
Receivable for investments sold		6,539
Receivable for swap agreements		1
Receivable for fund shares sold		6,574
Interest receivable		26,853
Distributions receivable from Fidelity Central Funds		13
Receivable from investment adviser for expense reductions		3
Other receivables		73
Total assets		8,929,756

Liabilities
Payable for investments purchased Regular delivery	$ 49,584
Delayed delivery	7,050
Payable for fund shares redeemed	5,691
Distributions payable	230
Swap agreements, at value	161
Accrued management fee	2,312
Other affiliated payables	874
Other payables and accrued expenses	72
Total liabilities		65,974

Net Assets		$ 8,863,782
Net Assets consist of:
Paid in capital		$ 9,102,893
Undistributed net investment income		2,062
Accumulated undistributed net realized gain (loss) on investments		(280,177)
Net unrealized appreciation (depreciation) on investments		39,004
Net Assets		$ 8,863,782

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,325,906 ÷ 851,629 shares)	$ 8.60

Class F: Net Asset Value, offering price and redemption price per share ($1,537,876 ÷ 178,844 shares)	$ 8.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 58,868
Income from Fidelity Central Funds		50
Total income		58,918

Expenses
Management fee	$ 13,653
Transfer agent fees	3,654
Fund wide operations fee	1,524
Independent trustees' compensation	15
Miscellaneous	11
Total expenses before reductions	18,857
Expense reductions	(4)	18,853
Net investment income (loss)		40,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,118
Swap agreements	6
Total net realized gain (loss)		14,124
Change in net unrealized appreciation (depreciation) on: Investment securities	2,349
Swap agreements	(13)
Total change in net unrealized appreciation (depreciation)		2,336
Net gain (loss)		16,460
Net increase (decrease) in net assets resulting from operations		$ 56,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,065	$ 102,183
Net realized gain (loss)	14,124	26,607
Change in net unrealized appreciation (depreciation)	2,336	34,481
Net increase (decrease) in net assets resulting from operations	56,525	163,271
Distributions to shareholders from net investment income	(39,022)	(108,302)
Share transactions - net increase (decrease)	80,888	(37,695)
Total increase (decrease) in net assets	98,391	17,274

Net Assets
Beginning of period	8,765,391	8,748,117
End of period (including undistributed net investment income of $2,062 and undistributed net investment income of $1,019, respectively)	$ 8,863,782	$ 8,765,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.039	.098	.127	.186	.260	.376
Net realized and unrealized gain (loss)	.009	.066	.052	.264	(.097)	(.355)
Total from investment operations	.048	.164	.179	.450	.163	.021
Distributions from net investment income	(.038)	(.104)	(.129)	(.190)	(.253)	(.371)
Net asset value, end of period	$ 8.60	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Total Return B, C	.56%	1.94%	2.13%	5.53%	2.07%	.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.91% A	1.15%	1.50%	2.23%	3.22%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 7,326	$ 7,494	$ 7,952	$ 7,774	$ 6,333	$ 6,694
Portfolio turnover rate F	73% A	71%	223%	233% H	264% H	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class F

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.043	.106	.135	.193	.042
Net realized and unrealized gain (loss)	.019	.056	.053	.265	.121
Total from investment operations	.062	.162	.188	.458	.163
Distributions from net investment income	(.042)	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.60	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	.73%	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.02% A	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537,876	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	73% A	71%	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, deferred trustees compensation, financing transactions, in-kind transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,931
Gross unrealized depreciation	(65,681)
Net unrealized appreciation (depreciation) on securities and other investments	$ 39,250

Tax cost	$ 8,850,450

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (147,665)
2018	(142,198)
Total capital loss carryforward	$ (289,863)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 6	$ (13)
Totals (a)	$ 6	$ (13)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,869,069 and $1,119,229, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $8.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Short-Term Bond	$ 32,282	$ 94,724
Class F	6,740	13,578
Total	$ 39,022	$ 108,302

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Short-Term Bond
Shares sold	128,222	278,483	$ 1,102,372	$ 2,373,490
Reinvestment of distributions	3,560	10,481	30,612	89,349
Shares redeemed	(153,050)	(348,090)	(1,315,809)	(2,967,200)
Net increase (decrease)	(21,268)	(59,126)	$ (182,825)	$ (504,361)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class F
Shares sold	36,946	64,594	$ 317,575	$ 549,949
Reinvestment of distributions	784	1,592	6,740	13,578
Shares redeemed	(7,053)	(11,370)	(60,602)	(96,861)
Net increase (decrease)	30,677	54,816	$ 263,713	$ 466,666

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 37% of the total outstanding shares of the fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Term Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the second quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Short-Term Bond Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-F-SANN-0413
1.891868.103

Fidelity®

Corporate Bond

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.76%
Actual		$ 1,000.00	$ 1,015.00	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.82%
Actual		$ 1,000.00	$ 1,014.70	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class C	1.54%
Actual		$ 1,000.00	$ 1,011.10	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,016.50	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,016.30	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 4.3%	U.S. Government and U.S. Government Agency Obligations 4.3%
AA 1.4%	AA 2.6%
A 34.7%	A 30.5%
BBB 52.2%	BBB 52.9%
BB and Below 6.7%	BB and Below 2.6%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	9.8	10.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	7.0	7.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 91.4%		Corporate Bonds 86.8%
	U.S. Government and U.S. Government Agency Obligations 4.3%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Municipal Bonds 2.8%		Municipal Bonds 1.1%
	Other Investments 1.0%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	12.8%	** Foreign investments	13.2%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 311,969
Automobiles - 2.8%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	454,905
2.3% 1/9/15 (c)	1,250,000	1,277,583
Ford Motor Co. 4.75% 1/15/43	5,184,000	4,925,194
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,055,876
1.875% 4/1/14 (c)	1,130,000	1,143,650
2.375% 3/22/17 (c)	2,050,000	2,119,823
		19,977,031
Media - 2.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,483,863
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	302,645
Discovery Communications LLC 6.35% 6/1/40	221,000	269,418
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,865
5.15% 4/30/20	3,625,000	4,304,271
6.4% 4/30/40	3,390,000	4,358,028
News America, Inc.:
6.15% 2/15/41	600,000	731,756
6.9% 8/15/39	300,000	387,010
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,964,343
6.75% 7/1/18	700,000	857,179
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,972,754
6.2% 3/15/40	1,700,000	2,013,052
Viacom, Inc.:
1.25% 2/27/15	390,000	393,299
3.5% 4/1/17	34,000	36,636
		19,211,119
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	2,750,000	2,691,249
Specialty Retail - 1.4%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,036
Home Depot, Inc. 5.95% 4/1/41	941,000	1,228,542
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	896,915
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
5.125% 11/15/41	$ 650,000	$ 725,336
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	7,015,995
		10,127,824
TOTAL CONSUMER DISCRETIONARY		52,319,192
CONSUMER STAPLES - 6.8%
Beverages - 2.2%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,175,387
Beam, Inc. 1.875% 5/15/17	798,000	812,761
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,529,578
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	308,208
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,160,228
6.375% 6/15/14	59,000	63,111
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,127
2.75% 4/1/23 (c)	299,000	291,420
4% 10/1/42 (c)	96,000	91,730
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,808,375
2.45% 1/15/17 (c)	2,655,000	2,769,699
3.75% 1/15/22 (c)	300,000	320,664
		15,617,288
Food & Staples Retailing - 1.1%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	5,069,263
Walgreen Co.:
1% 3/13/15	2,754,000	2,762,102
1.8% 9/15/17	234,000	237,380
4.4% 9/15/42	124,000	121,864
		8,190,609
Food Products - 0.9%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	288,345
3.2% 1/25/23	331,000	330,324
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 3,782,000	$ 4,511,291
6.5% 8/11/17	1,274,000	1,542,008
		6,671,968
Tobacco - 2.6%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,452,423
4.125% 9/11/15	2,100,000	2,271,541
4.75% 5/5/21	650,000	730,123
9.7% 11/10/18	62,000	86,542
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,944,175
4.375% 11/15/41	2,100,000	2,130,576
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,344
3.25% 11/1/22	3,304,000	3,286,555
4.75% 11/1/42	470,000	460,015
6.75% 6/15/17	384,000	463,688
7.625% 6/1/16	1,000,000	1,191,287
		18,676,269
TOTAL CONSUMER STAPLES		49,156,134
ENERGY - 8.7%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	259,000	261,260
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	167,298
5.35% 3/15/20 (c)	3,116,000	3,434,823
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	795,179
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	128,340
3.05% 3/1/16	450,000	469,022
Transocean, Inc. 6.5% 11/15/20	930,000	1,084,357
Weatherford International Ltd.:
4.95% 10/15/13	78,000	79,999
5.15% 3/15/13	102,000	102,114
		6,522,392
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 393,000	$ 451,906
6.375% 9/15/17	3,626,000	4,330,419
Apache Corp. 4.75% 4/15/43	3,233,000	3,350,339
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,235,379
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	374,145
4.95% 4/1/22	1,925,000	2,072,959
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,847
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	569,396
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	148,081
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	136,113
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	390,185
4.05% 2/15/22	1,065,000	1,158,768
Hess Corp. 6% 1/15/40	1,287,000	1,417,933
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	160,163
6.5% 3/1/41	785,000	986,692
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	500,445
Nexen, Inc.:
5.2% 3/10/15	41,000	44,347
6.2% 7/30/19	324,000	399,278
ONEOK Partners LP 2% 10/1/17	2,822,000	2,859,197
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,770
5.75% 1/20/20	3,652,000	4,053,957
Petroleos Mexicanos:
5.5% 1/21/21	545,000	623,208
6% 3/5/20	116,000	136,416
6.5% 6/2/41	260,000	306,150
Phillips 66:
1.95% 3/5/15	2,088,000	2,133,955
2.95% 5/1/17	2,767,000	2,928,133
4.3% 4/1/22	300,000	330,669
5.875% 5/1/42	498,000	592,476
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	542,057
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,274,802
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,193,237
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 56,000	$ 65,741
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	467,063
4.6% 6/15/21	414,000	442,043
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,899,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	202,215
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,439,595
Williams Partners LP 3.35% 8/15/22	2,500,000	2,485,143
		55,801,622
TOTAL ENERGY		62,324,014
FINANCIALS - 42.5%
Capital Markets - 5.7%
BlackRock, Inc. 3.375% 6/1/22	316,000	332,958
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,046,697
3.625% 2/7/16	1,275,000	1,355,713
5.125% 1/15/15	935,000	1,001,648
5.25% 7/27/21	1,227,000	1,396,899
5.75% 1/24/22	9,150,000	10,737,745
5.95% 1/18/18	178,000	208,219
6.15% 4/1/18	204,000	241,084
Lazard Group LLC:
6.85% 6/15/17	171,000	197,095
7.125% 5/15/15	1,108,000	1,228,569
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,281,312
Morgan Stanley:
3.75% 2/25/23	1,168,000	1,180,215
4% 7/24/15	1,947,000	2,054,628
4.875% 11/1/22	6,884,000	7,269,470
5.5% 7/28/21	1,222,000	1,402,854
5.625% 9/23/19	329,000	380,661
5.75% 1/25/21	557,000	645,882
6.625% 4/1/18	153,000	182,091
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,925,510
		41,069,250
Commercial Banks - 13.4%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,729,756
Associated Banc Corp. 5.125% 3/28/16	575,000	630,313
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp.:
1.45% 1/12/18	$ 6,075,000	$ 6,091,974
3.95% 3/22/22	1,925,000	2,062,491
Comerica, Inc. 4.8% 5/1/15	487,000	521,943
Credit Suisse 6% 2/15/18	122,000	140,766
Discover Bank:
2% 2/21/18	3,900,000	3,913,026
7% 4/15/20	2,391,000	2,969,139
Fifth Third Bancorp:
3.5% 3/15/22	552,000	575,984
5.45% 1/15/17	709,000	799,465
8.25% 3/1/38	3,848,000	5,372,158
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	550,688
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	818,252
HSBC Holdings PLC:
4% 3/30/22	284,000	305,838
5.1% 4/5/21	133,000	154,946
6.5% 9/15/37	100,000	125,429
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,347,863
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,061,518
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,847,127
KeyBank NA:
1.65% 2/1/18	501,000	506,225
5.8% 7/1/14	9,884,000	10,546,436
KeyCorp. 5.1% 3/24/21	2,081,000	2,419,987
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,309,481
5% 1/17/17	1,027,000	1,129,041
Rabobank (Netherlands) NV 3.95% 11/9/22	6,215,000	6,317,877
Regions Bank:
6.45% 6/26/37	250,000	267,500
7.5% 5/15/18	2,499,000	3,048,780
Regions Financial Corp. 5.75% 6/15/15	1,655,000	1,797,744
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	671,143
6.125% 12/15/22	5,972,000	6,267,202
SunTrust Banks, Inc.:
3.5% 1/20/17	3,281,000	3,531,075
3.6% 4/15/16	39,000	41,780
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.:
3.5% 6/18/22	$ 979,000	$ 1,018,064
5.25% 12/16/13	30,000	31,091
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,887,444
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,123,316
5.625% 10/15/16	6,652,000	7,616,427
		96,549,289
Consumer Finance - 5.1%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,518,686
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,614,015
1.45% 2/27/15 (c)	3,125,000	3,168,603
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,184,433
Discover Financial Services:
3.85% 11/21/22 (c)	38,000	38,884
5.2% 4/27/22	2,355,000	2,665,092
6.45% 6/12/17	107,000	125,674
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,862,269
5.875% 8/2/21	2,700,000	3,079,463
General Electric Capital Corp.:
2.1% 12/11/19	221,000	225,218
2.15% 1/9/15	5,000,000	5,137,455
3.15% 9/7/22	6,770,000	6,778,835
4.65% 10/17/21	2,500,000	2,822,435
5.875% 1/14/38	150,000	176,261
HSBC USA, Inc. 1.625% 1/16/18	703,000	706,143
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,288
2.125% 10/2/17 (c)	197,000	198,682
		36,481,436
Diversified Financial Services - 7.3%
Bank of America Corp.:
3.3% 1/11/23	1,106,000	1,102,834
4.5% 4/1/15	3,200,000	3,403,376
5.625% 7/1/20	4,500,000	5,266,638
5.75% 12/1/17	3,000,000	3,472,428
6.5% 8/1/16	1,240,000	1,430,940
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
2.5% 11/6/22	$ 3,500,000	$ 3,387,223
3.125% 10/1/15	608,000	644,108
3.245% 5/6/22	1,300,000	1,337,543
3.561% 11/1/21	2,000,000	2,118,746
4.5% 10/1/20	300,000	341,065
Citigroup, Inc.:
3.953% 6/15/16	653,000	701,950
4.05% 7/30/22	316,000	328,174
4.45% 1/10/17	1,250,000	1,380,466
4.5% 1/14/22	5,000,000	5,565,475
5.375% 8/9/20	750,000	880,666
5.875% 1/30/42	110,000	133,991
6.125% 5/15/18	640,000	765,805
6.875% 3/5/38	175,000	233,277
8.5% 5/22/19	85,000	113,952
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,680,571
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,016,633
3.2% 1/25/23	3,812,000	3,820,272
4.35% 8/15/21	650,000	716,857
4.5% 1/24/22	1,390,000	1,547,639
4.625% 5/10/21	655,000	740,095
5.4% 1/6/42	1,180,000	1,391,962
MetLife Institutional Funding II 0.675% 1/6/15 (c)(e)	600,000	600,670
Moody's Corp. 4.5% 9/1/22	6,500,000	6,532,468
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	529,133
TECO Finance, Inc. 5.15% 3/15/20	114,000	131,895
		52,316,852
Insurance - 5.7%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,131,529
4.875% 9/15/16	1,390,000	1,553,347
4.875% 6/1/22	2,500,000	2,835,955
5.85% 1/16/18	1,000,000	1,176,602
Aon Corp.:
3.125% 5/27/16	1,609,000	1,698,050
5% 9/30/20	553,000	632,456
6.25% 9/30/40	253,000	327,032
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	$ 425,000	$ 434,055
4.4% 5/15/42	107,000	106,367
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	4,003,052
5.125% 4/15/22	143,000	164,797
6.625% 4/15/42	144,000	186,175
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,736,707
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	794,269
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	168,600
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	240,815
3.048% 12/15/22	487,000	487,516
Monumental Global Funding III 5.5% 4/22/13 (c)	98,000	98,654
Pacific LifeCorp:
5.125% 1/30/43 (c)	744,000	728,231
6% 2/10/20 (c)	902,000	1,037,157
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,584,232
5.625% 5/12/41	1,170,000	1,332,815
5.625% 6/15/43 (e)	5,000,000	5,200,000
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,749
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	238,943
Unum Group:
5.625% 9/15/20	1,315,000	1,521,675
5.75% 8/15/42	3,536,000	3,824,007
7.125% 9/30/16	106,000	123,908
		41,492,675
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	101,539
Boston Properties, Inc. 3.85% 2/1/23	738,000	781,735
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,362,555
DDR Corp. 4.625% 7/15/22	391,000	422,716
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,950,695
9.625% 3/15/16	214,000	261,522
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.875% 10/15/22	$ 403,000	$ 413,868
4.375% 6/15/22	206,000	219,781
5.4% 8/15/14	151,000	159,503
5.5% 3/1/16	1,300,000	1,433,520
6.75% 3/15/20	1,295,000	1,583,731
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,946,192
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,143
6.2% 1/15/17	1,300,000	1,515,095
Health Care REIT, Inc. 2.25% 3/15/18	246,000	248,218
Washington (REIT) 5.25% 1/15/14	58,000	59,834
		13,567,647
Real Estate Management & Development - 3.4%
BioMed Realty LP:
3.85% 4/15/16	914,000	973,405
4.25% 7/15/22	170,000	178,060
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,030,730
4.95% 4/15/18	290,000	322,427
7.5% 5/15/15	899,000	1,011,065
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,640,328
4.75% 7/15/20	1,020,000	1,149,002
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,074,941
4.125% 6/15/22	1,832,000	1,922,272
4.75% 10/1/20	752,000	828,387
5.125% 3/2/15	141,000	151,027
5.5% 12/15/16	1,816,000	2,058,432
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	494,508
4.5% 4/18/22	94,000	100,023
7.75% 8/15/19	126,000	159,572
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,876,934
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	83,881
Regency Centers LP 5.25% 8/1/15	249,000	271,360
Simon Property Group LP:
2.8% 1/30/17	47,000	49,595
4.125% 12/1/21	2,333,000	2,575,492
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 775,000	$ 934,716
Tanger Properties LP:
6.125% 6/1/20	661,000	809,705
6.15% 11/15/15	65,000	73,712
Ventas Realty LP 2% 2/15/18	508,000	509,417
		24,278,991
TOTAL FINANCIALS		305,756,140
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,502,113
5.15% 11/15/41	3,228,000	3,535,903
		6,038,016
Health Care Providers & Services - 2.7%
Aetna, Inc.:
1.5% 11/15/17	72,000	72,259
2.75% 11/15/22	291,000	284,095
4.125% 11/15/42	163,000	156,750
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,600,080
4.75% 11/15/21	530,000	598,593
6.125% 11/15/41	740,000	924,816
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,790,009
UnitedHealth Group, Inc.:
1.625% 3/15/19	215,000	215,319
2.75% 2/15/23	96,000	94,894
2.875% 3/15/23	928,000	924,859
3.95% 10/15/42	132,000	124,595
4.25% 3/15/43	2,500,000	2,468,150
4.625% 11/15/41	965,000	1,008,461
WellPoint, Inc.:
1.875% 1/15/18	288,000	291,015
2.375% 2/15/17	810,000	838,652
3.3% 1/15/23	516,000	522,262
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
4.625% 5/15/42	$ 2,500,000	$ 2,507,428
4.65% 1/15/43	2,083,000	2,107,307
		19,529,544
Pharmaceuticals - 2.6%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,123,150
1.75% 11/6/17 (c)	999,000	1,011,617
2.9% 11/6/22 (c)	603,000	602,784
4.4% 11/6/42 (c)	627,000	637,846
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	188,606
5% 8/15/14	130,000	137,558
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	123,436
3.25% 2/1/23 (c)	300,000	301,883
4.7% 2/1/43 (c)	301,000	308,463
		18,435,343
TOTAL HEALTH CARE		44,002,903
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	107,619
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,894,086
		2,001,705
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	557,619
Continental Airlines, Inc. 6.648% 3/15/19	99,927	107,052
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,864
8.36% 1/20/19	47,789	52,209
		777,744
Electrical Equipment - 0.6%
Roper Industries, Inc. 1.85% 11/15/17	4,079,000	4,106,643
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	434,000	433,912
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,818,000	1,831,990
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	$ 2,500,000	$ 2,517,835
TOTAL INDUSTRIALS		11,669,829
INFORMATION TECHNOLOGY - 2.7%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,534,796
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,046
5.95% 1/15/14	160,000	167,099
		321,145
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	358,000	363,832
Office Electronics - 1.0%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,657,534
4.25% 2/15/15	3,200,000	3,367,488
4.5% 5/15/21	1,075,000	1,136,509
		7,161,531
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp. 2.7% 12/15/22	4,017,000	3,971,206
Software - 0.9%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,906,946
5.375% 7/15/40	240,000	289,767
		6,196,713
TOTAL INFORMATION TECHNOLOGY		19,549,223
MATERIALS - 2.6%
Chemicals - 0.9%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,034
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,452,982
4.125% 11/15/21	696,000	752,189
4.25% 11/15/20	973,000	1,069,028
7.6% 5/15/14	427,000	461,773
		6,168,006
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 82,000	$ 93,408
Metals & Mining - 1.7%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	169,857
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,153,818
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,042,200
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,104,685
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,970
		12,589,530
TOTAL MATERIALS		18,850,944
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	6,039,435
3.875% 8/15/21	1,500,000	1,627,080
5.55% 8/15/41	4,650,000	5,245,884
6.3% 1/15/38	970,000	1,182,095
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,716,794
3.5% 11/1/21	1,420,000	1,493,218
4.6% 4/1/21	460,000	521,790
		22,826,296
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,501,466
3.625% 3/30/15	564,000	594,293
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	232,840
		2,328,599
TOTAL TELECOMMUNICATION SERVICES		25,154,895
UTILITIES - 6.3%
Electric Utilities - 3.8%
AmerenUE 6.4% 6/15/17	133,000	161,138
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,135,639
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
1.95% 9/1/16	$ 83,000	$ 86,027
3.4% 9/1/21	725,000	782,462
4% 8/1/20	800,000	895,924
Duke Capital LLC 5.668% 8/15/14	192,000	204,854
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	111,321
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,289,617
3.55% 9/15/21	1,250,000	1,322,231
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	592,376
6.4% 9/15/20 (c)	1,310,000	1,575,406
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,963
FirstEnergy Corp.:
2.75% 3/15/18	315,000	314,969
4.25% 3/15/23	894,000	893,338
7.375% 11/15/31	4,030,000	4,786,141
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,084,718
6.05% 8/15/21	38,000	45,233
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,286,040
Nevada Power Co.:
6.5% 8/1/18	70,000	87,491
6.65% 4/1/36	500,000	670,306
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,881
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,427
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	200,370
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	71,642
Tampa Electric Co. 6.55% 5/15/36	500,000	695,666
Xcel Energy, Inc. 4.8% 9/15/41	554,000	618,261
		27,668,441
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,100,412
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,740
		2,120,152
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	516,385
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 2.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	$ 1,141,000	$ 1,320,722
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,663,942
2.611% 9/30/66 (e)	2,755,000	2,573,418
7.5% 6/30/66 (e)	145,000	160,957
DTE Energy Co. 1.0105% 6/3/13 (e)	86,000	86,119
NiSource Finance Corp.:
4.45% 12/1/21	91,000	99,723
5.25% 2/15/43	234,000	248,356
5.4% 7/15/14	1,060,000	1,124,104
5.45% 9/15/20	650,000	762,133
5.95% 6/15/41	1,493,000	1,686,055
6.4% 3/15/18	59,000	70,830
Sempra Energy:
2% 3/15/14	2,695,000	2,729,757
2.3% 4/1/17	2,024,000	2,101,645
2.875% 10/1/22	224,000	223,457
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	127,004
		14,978,222
TOTAL UTILITIES		45,283,200
TOTAL NONCONVERTIBLE BONDS (Cost $613,795,096)		634,066,474
U.S. Treasury Obligations - 4.3%

U.S. Treasury Bonds 2.75% 11/15/42	12,454,000	11,597,788
U.S. Treasury Notes 0.75% 6/30/17	19,247,000	19,349,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,100,634)		30,947,011
Municipal Securities - 2.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	419,026
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	56,220
7.5% 4/1/34	1,165,000	1,626,410
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 730,000	$ 1,061,610
7.6% 11/1/40	5,750,000	8,487,403
7.625% 3/1/40	70,000	102,109
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,658,699
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	821,031
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,858,875
5.877% 3/1/19	2,725,000	3,129,772
TOTAL MUNICIPAL SECURITIES (Cost $19,195,350)		20,221,155
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic 3.25% 9/14/21	155,000	163,913
Russian Federation 3.25% 4/4/17 (c)	800,000	841,040
United Mexican States:
4.75% 3/8/44	4,516,000	4,737,284
6.05% 1/11/40	146,000	182,865
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,980,330)		5,925,102
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $434,757)	405,000	486,510
Fixed-Income Funds - 3.6%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,447,411)	240,611	25,656,386
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e)	$ 102,000	$ 112,581
TOTAL PREFERRED SECURITIES (Cost $103,589)		112,581
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $484,438)	484,438	484,438
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $696,541,605)		717,899,657
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,531,374
NET ASSETS - 100%		$ 719,431,031
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,639,633 or 11.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,062
Fidelity Specialized High Income Central Fund	450,296
Total	$ 471,358
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,447,411	$ -	$ 25,656,386	6.7%
Total	$ -	$ 25,447,411	$ -	$ 25,656,386
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 634,066,474	$ -	$ 634,005,610	$ 60,864
U.S. Government and Government Agency Obligations	30,947,011	-	30,947,011	-
Municipal Securities	20,221,155	-	20,221,155	-
Foreign Government and Government Agency Obligations	5,925,102	-	5,925,102	-
Bank Notes	486,510	-	486,510	-
Fixed-Income Funds	25,656,386	25,656,386	-	-
Preferred Securities	112,581	-	112,581	-
Money Market Funds	484,438	484,438	-	-
Total Investments in Securities:	$ 717,899,657	$ 26,140,824	$ 691,697,969	$ 60,864
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.2%
Netherlands	3.5%
United Kingdom	3.3%
Canada	2.2%
Mexico	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $670,609,756)	$ 691,758,833
Fidelity Central Funds (cost $25,931,849)	26,140,824
Total Investments (cost $696,541,605)		$ 717,899,657
Receivable for investments sold		769,297
Receivable for fund shares sold		838,173
Interest receivable		6,592,146
Distributions receivable from Fidelity Central Funds		539
Receivable from investment advisor for expense reductions		1,142
Total assets		726,100,954

Liabilities
Payable for investments purchased	$ 5,305,975
Payable for fund shares redeemed	978,324
Distributions payable	71,668
Accrued management fee	212,490
Distribution and service plan fees payable	29,827
Other affiliated payables	71,639
Total liabilities		6,669,923

Net Assets		$ 719,431,031
Net Assets consist of:
Paid in capital		$ 697,173,830
Distributions in excess of net investment income		(14,127)
Accumulated undistributed net realized gain (loss) on investments		913,276
Net unrealized appreciation (depreciation) on investments		21,358,052
Net Assets		$ 719,431,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,355,100 ÷ 3,194,207 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class T: Net Asset Value and redemption price per share ($8,255,553 ÷ 725,360 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class C: Net Asset Value and offering price per share ($23,152,347 ÷ 2,034,356 shares)A	$ 11.38

Corporate Bond: Net Asset Value, offering price and redemption price per share ($601,042,119 ÷ 52,809,275 shares)	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($50,625,912 ÷ 4,448,056 shares)	$ 11.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 3,236
Interest		10,214,344
Income from Fidelity Central Funds		471,358
Total income		10,688,938

Expenses
Management fee	$ 1,216,428
Transfer agent fees	396,870
Distribution and service plan fees	187,260
Independent trustees' compensation	1,215
Miscellaneous	736
Total expenses before reductions	1,802,509
Expense reductions	(1,169)	1,801,340
Net investment income (loss)		8,887,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,611,867
Change in net unrealized appreciation (depreciation) on investment securities		(2,532,653)
Net gain (loss)		(920,786)
Net increase (decrease) in net assets resulting from operations		$ 7,966,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,887,598	$ 8,761,568
Net realized gain (loss)	1,611,867	3,238,592
Change in net unrealized appreciation (depreciation)	(2,532,653)	21,740,905
Net increase (decrease) in net assets resulting from operations	7,966,812	33,741,065
Distributions to shareholders from net investment income	(8,861,040)	(8,916,262)
Distributions to shareholders from net realized gain	(4,309,634)	(2,397,454)
Total distributions	(13,170,674)	(11,313,716)
Share transactions - net increase (decrease)	169,565,847	391,423,272
Total increase (decrease) in net assets	164,361,985	413,850,621

Net Assets
Beginning of period	555,069,046	141,218,425
End of period (including distributions in excess of net investment income of $14,127 and $40,685, respectively)	$ 719,431,031	$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.133	.287	.356	.128
Net realized and unrealized gain (loss)	.038 H	.857	.366	.446
Total from investment operations	.171	1.144	.722	.574
Distributions from net investment income	(.133)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.211)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	1.50%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.76% A	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76% A	.76%	.75%	.74% A
Expenses net of all reductions	.76% A	.76%	.75%	.74% A
Net investment income (loss)	2.34% A	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,355	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.130	.284	.357	.131
Net realized and unrealized gain (loss)	.038 H	.868	.363	.436
Total from investment operations	.168	1.152	.720	.567
Distributions from net investment income	(.130)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.208)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	1.47%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,J
Expenses before reductions	.82% A	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.82% A	.79%	.75%	.68% A
Expenses net of all reductions	.82% A	.79%	.75%	.68% A
Net investment income (loss)	2.28% A	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,256	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.089	.204	.280	.106
Net realized and unrealized gain (loss)	.038 H	.868	.361	.437
Total from investment operations	.127	1.072	.641	.543
Distributions from net investment income	(.089)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.167)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	1.11%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.54% A	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.54% A	1.51%	1.47%	1.45% A
Net investment income (loss)	1.57% A	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,152	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.150	.321	.388	.137
Net realized and unrealized gain (loss)	.038 G	.858	.367	.447
Total from investment operations	.188	1.179	.755	.584
Distributions from net investment income	(.150)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.228)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	1.65%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,I
Expenses before reductions	.46% A	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.44% A
Expenses net of all reductions	.46% A	.45%	.45%	.44% A
Net investment income (loss)	2.64% A	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,042	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	75% A	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.145	.316	.389	.140
Net realized and unrealized gain (loss)	.041 G	.858	.366	.445
Total from investment operations	.186	1.174	.755	.585
Distributions from net investment income	(.148)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.226)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	1.63%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,I
Expenses before reductions	.53% A	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.53% A	.49%	.43%	.42% A
Expenses net of all reductions	.53% A	.49%	.43%	.42% A
Net investment income (loss)	2.58% A	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,626	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	75% A	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transaction, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,086,557
Gross unrealized depreciation	(3,062,896)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,023,661

Tax cost	$ 695,875,996

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $314,434,481 and $118,023,565, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,356	$ 1,325
Class T	-%	.25%	11,338	107
Class C	.75%	.25%	124,566	36,803
			$ 187,260	$ 38,235

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,312
Class T	1,158
Class C*	4,547
$ 17,017

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 31,861.16
Class T	9,674.21
Class C	21,657.18
Corporate Bond	305,040.10
Institutional Class	28,638.17
	$ 396,870

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $736 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,142.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 477,752	$ 761,485
Class T	103,245	227,037
Class C	193,398	359,670
Corporate Bond	7,662,820	7,436,733
Institutional Class	423,825	131,337
Total	$ 8,861,040	$ 8,916,262
From net realized gain
Class A	$ 277,814	$ 226,737
Class T	58,953	84,113
Class C	165,646	181,128
Corporate Bond	3,673,268	1,864,916
Institutional Class	133,953	40,560
Total	$ 4,309,634	$ 2,397,454

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,117,707	3,577,324	$ 12,820,863	$ 39,069,309
Reinvestment of distributions	57,927	80,222	663,986	875,332
Shares redeemed	(1,556,459)	(1,291,953)	(17,737,018)	(14,113,652)
Net increase (decrease)	(380,825)	2,365,593	$ (4,252,169)	$ 25,830,989
Class T
Shares sold	166,116	1,089,803	$ 1,901,771	$ 11,948,478
Reinvestment of distributions	12,983	26,819	148,831	291,689
Shares redeemed	(510,969)	(541,220)	(5,812,891)	(5,935,143)
Net increase (decrease)	(331,870)	575,402	$ (3,762,289)	$ 6,305,024
Class C
Shares sold	531,988	1,511,513	$ 6,091,955	$ 16,535,831
Reinvestment of distributions	29,903	47,965	342,892	519,854
Shares redeemed	(682,232)	(443,761)	(7,780,232)	(4,863,734)
Net increase (decrease)	(120,341)	1,115,717	$ (1,345,385)	$ 12,191,951

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Corporate Bond
Shares sold	27,169,757	40,020,155	$ 312,017,841	$ 442,439,609
Reinvestment of distributions	942,417	804,150	10,796,074	8,804,600
Shares redeemed	(16,578,990)	(9,843,919)	(189,064,849)	(107,934,192)
Net increase (decrease)	11,533,184	30,980,386	$ 133,749,066	$ 343,310,017
Institutional Class
Shares sold	4,150,978	690,402	$ 47,771,786	$ 7,576,789
Reinvestment of distributions	44,867	12,624	512,686	137,521
Shares redeemed	(272,608)	(356,384)	(3,107,848)	(3,929,019)
Net increase (decrease)	3,923,237	346,642	$ 45,176,624	$ 3,785,291

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011 the total returns of the retail class and Class C of the fund, the total returns of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Corporate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund- level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CBD-USAN-0413
1.907006.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.76%
Actual		$ 1,000.00	$ 1,015.00	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.82%
Actual		$ 1,000.00	$ 1,014.70	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class C	1.54%
Actual		$ 1,000.00	$ 1,011.10	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,016.50	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,016.30	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 4.3%	U.S. Government and U.S. Government Agency Obligations 4.3%
AA 1.4%	AA 2.6%
A 34.7%	A 30.5%
BBB 52.2%	BBB 52.9%
BB and Below 6.7%	BB and Below 2.6%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	9.8	10.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	7.0	7.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 91.4%		Corporate Bonds 86.8%
	U.S. Government and U.S. Government Agency Obligations 4.3%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Municipal Bonds 2.8%		Municipal Bonds 1.1%
	Other Investments 1.0%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	12.8%	** Foreign investments	13.2%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 311,969
Automobiles - 2.8%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	454,905
2.3% 1/9/15 (c)	1,250,000	1,277,583
Ford Motor Co. 4.75% 1/15/43	5,184,000	4,925,194
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,055,876
1.875% 4/1/14 (c)	1,130,000	1,143,650
2.375% 3/22/17 (c)	2,050,000	2,119,823
		19,977,031
Media - 2.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,483,863
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	302,645
Discovery Communications LLC 6.35% 6/1/40	221,000	269,418
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,865
5.15% 4/30/20	3,625,000	4,304,271
6.4% 4/30/40	3,390,000	4,358,028
News America, Inc.:
6.15% 2/15/41	600,000	731,756
6.9% 8/15/39	300,000	387,010
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,964,343
6.75% 7/1/18	700,000	857,179
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,972,754
6.2% 3/15/40	1,700,000	2,013,052
Viacom, Inc.:
1.25% 2/27/15	390,000	393,299
3.5% 4/1/17	34,000	36,636
		19,211,119
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	2,750,000	2,691,249
Specialty Retail - 1.4%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,036
Home Depot, Inc. 5.95% 4/1/41	941,000	1,228,542
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	896,915
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
5.125% 11/15/41	$ 650,000	$ 725,336
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	7,015,995
		10,127,824
TOTAL CONSUMER DISCRETIONARY		52,319,192
CONSUMER STAPLES - 6.8%
Beverages - 2.2%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,175,387
Beam, Inc. 1.875% 5/15/17	798,000	812,761
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,529,578
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	308,208
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,160,228
6.375% 6/15/14	59,000	63,111
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,127
2.75% 4/1/23 (c)	299,000	291,420
4% 10/1/42 (c)	96,000	91,730
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,808,375
2.45% 1/15/17 (c)	2,655,000	2,769,699
3.75% 1/15/22 (c)	300,000	320,664
		15,617,288
Food & Staples Retailing - 1.1%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	5,069,263
Walgreen Co.:
1% 3/13/15	2,754,000	2,762,102
1.8% 9/15/17	234,000	237,380
4.4% 9/15/42	124,000	121,864
		8,190,609
Food Products - 0.9%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	288,345
3.2% 1/25/23	331,000	330,324
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 3,782,000	$ 4,511,291
6.5% 8/11/17	1,274,000	1,542,008
		6,671,968
Tobacco - 2.6%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,452,423
4.125% 9/11/15	2,100,000	2,271,541
4.75% 5/5/21	650,000	730,123
9.7% 11/10/18	62,000	86,542
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,944,175
4.375% 11/15/41	2,100,000	2,130,576
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,344
3.25% 11/1/22	3,304,000	3,286,555
4.75% 11/1/42	470,000	460,015
6.75% 6/15/17	384,000	463,688
7.625% 6/1/16	1,000,000	1,191,287
		18,676,269
TOTAL CONSUMER STAPLES		49,156,134
ENERGY - 8.7%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	259,000	261,260
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	167,298
5.35% 3/15/20 (c)	3,116,000	3,434,823
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	795,179
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	128,340
3.05% 3/1/16	450,000	469,022
Transocean, Inc. 6.5% 11/15/20	930,000	1,084,357
Weatherford International Ltd.:
4.95% 10/15/13	78,000	79,999
5.15% 3/15/13	102,000	102,114
		6,522,392
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 393,000	$ 451,906
6.375% 9/15/17	3,626,000	4,330,419
Apache Corp. 4.75% 4/15/43	3,233,000	3,350,339
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,235,379
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	374,145
4.95% 4/1/22	1,925,000	2,072,959
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,847
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	569,396
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	148,081
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	136,113
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	390,185
4.05% 2/15/22	1,065,000	1,158,768
Hess Corp. 6% 1/15/40	1,287,000	1,417,933
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	160,163
6.5% 3/1/41	785,000	986,692
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	500,445
Nexen, Inc.:
5.2% 3/10/15	41,000	44,347
6.2% 7/30/19	324,000	399,278
ONEOK Partners LP 2% 10/1/17	2,822,000	2,859,197
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,770
5.75% 1/20/20	3,652,000	4,053,957
Petroleos Mexicanos:
5.5% 1/21/21	545,000	623,208
6% 3/5/20	116,000	136,416
6.5% 6/2/41	260,000	306,150
Phillips 66:
1.95% 3/5/15	2,088,000	2,133,955
2.95% 5/1/17	2,767,000	2,928,133
4.3% 4/1/22	300,000	330,669
5.875% 5/1/42	498,000	592,476
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	542,057
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,274,802
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,193,237
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 56,000	$ 65,741
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	467,063
4.6% 6/15/21	414,000	442,043
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,899,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	202,215
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,439,595
Williams Partners LP 3.35% 8/15/22	2,500,000	2,485,143
		55,801,622
TOTAL ENERGY		62,324,014
FINANCIALS - 42.5%
Capital Markets - 5.7%
BlackRock, Inc. 3.375% 6/1/22	316,000	332,958
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,046,697
3.625% 2/7/16	1,275,000	1,355,713
5.125% 1/15/15	935,000	1,001,648
5.25% 7/27/21	1,227,000	1,396,899
5.75% 1/24/22	9,150,000	10,737,745
5.95% 1/18/18	178,000	208,219
6.15% 4/1/18	204,000	241,084
Lazard Group LLC:
6.85% 6/15/17	171,000	197,095
7.125% 5/15/15	1,108,000	1,228,569
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,281,312
Morgan Stanley:
3.75% 2/25/23	1,168,000	1,180,215
4% 7/24/15	1,947,000	2,054,628
4.875% 11/1/22	6,884,000	7,269,470
5.5% 7/28/21	1,222,000	1,402,854
5.625% 9/23/19	329,000	380,661
5.75% 1/25/21	557,000	645,882
6.625% 4/1/18	153,000	182,091
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,925,510
		41,069,250
Commercial Banks - 13.4%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,729,756
Associated Banc Corp. 5.125% 3/28/16	575,000	630,313
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp.:
1.45% 1/12/18	$ 6,075,000	$ 6,091,974
3.95% 3/22/22	1,925,000	2,062,491
Comerica, Inc. 4.8% 5/1/15	487,000	521,943
Credit Suisse 6% 2/15/18	122,000	140,766
Discover Bank:
2% 2/21/18	3,900,000	3,913,026
7% 4/15/20	2,391,000	2,969,139
Fifth Third Bancorp:
3.5% 3/15/22	552,000	575,984
5.45% 1/15/17	709,000	799,465
8.25% 3/1/38	3,848,000	5,372,158
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	550,688
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	818,252
HSBC Holdings PLC:
4% 3/30/22	284,000	305,838
5.1% 4/5/21	133,000	154,946
6.5% 9/15/37	100,000	125,429
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,347,863
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,061,518
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,847,127
KeyBank NA:
1.65% 2/1/18	501,000	506,225
5.8% 7/1/14	9,884,000	10,546,436
KeyCorp. 5.1% 3/24/21	2,081,000	2,419,987
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,309,481
5% 1/17/17	1,027,000	1,129,041
Rabobank (Netherlands) NV 3.95% 11/9/22	6,215,000	6,317,877
Regions Bank:
6.45% 6/26/37	250,000	267,500
7.5% 5/15/18	2,499,000	3,048,780
Regions Financial Corp. 5.75% 6/15/15	1,655,000	1,797,744
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	671,143
6.125% 12/15/22	5,972,000	6,267,202
SunTrust Banks, Inc.:
3.5% 1/20/17	3,281,000	3,531,075
3.6% 4/15/16	39,000	41,780
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.:
3.5% 6/18/22	$ 979,000	$ 1,018,064
5.25% 12/16/13	30,000	31,091
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,887,444
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,123,316
5.625% 10/15/16	6,652,000	7,616,427
		96,549,289
Consumer Finance - 5.1%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,518,686
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,614,015
1.45% 2/27/15 (c)	3,125,000	3,168,603
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,184,433
Discover Financial Services:
3.85% 11/21/22 (c)	38,000	38,884
5.2% 4/27/22	2,355,000	2,665,092
6.45% 6/12/17	107,000	125,674
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,862,269
5.875% 8/2/21	2,700,000	3,079,463
General Electric Capital Corp.:
2.1% 12/11/19	221,000	225,218
2.15% 1/9/15	5,000,000	5,137,455
3.15% 9/7/22	6,770,000	6,778,835
4.65% 10/17/21	2,500,000	2,822,435
5.875% 1/14/38	150,000	176,261
HSBC USA, Inc. 1.625% 1/16/18	703,000	706,143
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,288
2.125% 10/2/17 (c)	197,000	198,682
		36,481,436
Diversified Financial Services - 7.3%
Bank of America Corp.:
3.3% 1/11/23	1,106,000	1,102,834
4.5% 4/1/15	3,200,000	3,403,376
5.625% 7/1/20	4,500,000	5,266,638
5.75% 12/1/17	3,000,000	3,472,428
6.5% 8/1/16	1,240,000	1,430,940
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
2.5% 11/6/22	$ 3,500,000	$ 3,387,223
3.125% 10/1/15	608,000	644,108
3.245% 5/6/22	1,300,000	1,337,543
3.561% 11/1/21	2,000,000	2,118,746
4.5% 10/1/20	300,000	341,065
Citigroup, Inc.:
3.953% 6/15/16	653,000	701,950
4.05% 7/30/22	316,000	328,174
4.45% 1/10/17	1,250,000	1,380,466
4.5% 1/14/22	5,000,000	5,565,475
5.375% 8/9/20	750,000	880,666
5.875% 1/30/42	110,000	133,991
6.125% 5/15/18	640,000	765,805
6.875% 3/5/38	175,000	233,277
8.5% 5/22/19	85,000	113,952
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,680,571
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,016,633
3.2% 1/25/23	3,812,000	3,820,272
4.35% 8/15/21	650,000	716,857
4.5% 1/24/22	1,390,000	1,547,639
4.625% 5/10/21	655,000	740,095
5.4% 1/6/42	1,180,000	1,391,962
MetLife Institutional Funding II 0.675% 1/6/15 (c)(e)	600,000	600,670
Moody's Corp. 4.5% 9/1/22	6,500,000	6,532,468
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	529,133
TECO Finance, Inc. 5.15% 3/15/20	114,000	131,895
		52,316,852
Insurance - 5.7%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,131,529
4.875% 9/15/16	1,390,000	1,553,347
4.875% 6/1/22	2,500,000	2,835,955
5.85% 1/16/18	1,000,000	1,176,602
Aon Corp.:
3.125% 5/27/16	1,609,000	1,698,050
5% 9/30/20	553,000	632,456
6.25% 9/30/40	253,000	327,032
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	$ 425,000	$ 434,055
4.4% 5/15/42	107,000	106,367
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	4,003,052
5.125% 4/15/22	143,000	164,797
6.625% 4/15/42	144,000	186,175
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,736,707
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	794,269
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	168,600
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	240,815
3.048% 12/15/22	487,000	487,516
Monumental Global Funding III 5.5% 4/22/13 (c)	98,000	98,654
Pacific LifeCorp:
5.125% 1/30/43 (c)	744,000	728,231
6% 2/10/20 (c)	902,000	1,037,157
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,584,232
5.625% 5/12/41	1,170,000	1,332,815
5.625% 6/15/43 (e)	5,000,000	5,200,000
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,749
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	238,943
Unum Group:
5.625% 9/15/20	1,315,000	1,521,675
5.75% 8/15/42	3,536,000	3,824,007
7.125% 9/30/16	106,000	123,908
		41,492,675
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	101,539
Boston Properties, Inc. 3.85% 2/1/23	738,000	781,735
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,362,555
DDR Corp. 4.625% 7/15/22	391,000	422,716
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,950,695
9.625% 3/15/16	214,000	261,522
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.875% 10/15/22	$ 403,000	$ 413,868
4.375% 6/15/22	206,000	219,781
5.4% 8/15/14	151,000	159,503
5.5% 3/1/16	1,300,000	1,433,520
6.75% 3/15/20	1,295,000	1,583,731
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,946,192
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,143
6.2% 1/15/17	1,300,000	1,515,095
Health Care REIT, Inc. 2.25% 3/15/18	246,000	248,218
Washington (REIT) 5.25% 1/15/14	58,000	59,834
		13,567,647
Real Estate Management & Development - 3.4%
BioMed Realty LP:
3.85% 4/15/16	914,000	973,405
4.25% 7/15/22	170,000	178,060
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,030,730
4.95% 4/15/18	290,000	322,427
7.5% 5/15/15	899,000	1,011,065
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,640,328
4.75% 7/15/20	1,020,000	1,149,002
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,074,941
4.125% 6/15/22	1,832,000	1,922,272
4.75% 10/1/20	752,000	828,387
5.125% 3/2/15	141,000	151,027
5.5% 12/15/16	1,816,000	2,058,432
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	494,508
4.5% 4/18/22	94,000	100,023
7.75% 8/15/19	126,000	159,572
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,876,934
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	83,881
Regency Centers LP 5.25% 8/1/15	249,000	271,360
Simon Property Group LP:
2.8% 1/30/17	47,000	49,595
4.125% 12/1/21	2,333,000	2,575,492
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 775,000	$ 934,716
Tanger Properties LP:
6.125% 6/1/20	661,000	809,705
6.15% 11/15/15	65,000	73,712
Ventas Realty LP 2% 2/15/18	508,000	509,417
		24,278,991
TOTAL FINANCIALS		305,756,140
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,502,113
5.15% 11/15/41	3,228,000	3,535,903
		6,038,016
Health Care Providers & Services - 2.7%
Aetna, Inc.:
1.5% 11/15/17	72,000	72,259
2.75% 11/15/22	291,000	284,095
4.125% 11/15/42	163,000	156,750
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,600,080
4.75% 11/15/21	530,000	598,593
6.125% 11/15/41	740,000	924,816
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,790,009
UnitedHealth Group, Inc.:
1.625% 3/15/19	215,000	215,319
2.75% 2/15/23	96,000	94,894
2.875% 3/15/23	928,000	924,859
3.95% 10/15/42	132,000	124,595
4.25% 3/15/43	2,500,000	2,468,150
4.625% 11/15/41	965,000	1,008,461
WellPoint, Inc.:
1.875% 1/15/18	288,000	291,015
2.375% 2/15/17	810,000	838,652
3.3% 1/15/23	516,000	522,262
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
4.625% 5/15/42	$ 2,500,000	$ 2,507,428
4.65% 1/15/43	2,083,000	2,107,307
		19,529,544
Pharmaceuticals - 2.6%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,123,150
1.75% 11/6/17 (c)	999,000	1,011,617
2.9% 11/6/22 (c)	603,000	602,784
4.4% 11/6/42 (c)	627,000	637,846
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	188,606
5% 8/15/14	130,000	137,558
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	123,436
3.25% 2/1/23 (c)	300,000	301,883
4.7% 2/1/43 (c)	301,000	308,463
		18,435,343
TOTAL HEALTH CARE		44,002,903
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	107,619
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,894,086
		2,001,705
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	557,619
Continental Airlines, Inc. 6.648% 3/15/19	99,927	107,052
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,864
8.36% 1/20/19	47,789	52,209
		777,744
Electrical Equipment - 0.6%
Roper Industries, Inc. 1.85% 11/15/17	4,079,000	4,106,643
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	434,000	433,912
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,818,000	1,831,990
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	$ 2,500,000	$ 2,517,835
TOTAL INDUSTRIALS		11,669,829
INFORMATION TECHNOLOGY - 2.7%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,534,796
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,046
5.95% 1/15/14	160,000	167,099
		321,145
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	358,000	363,832
Office Electronics - 1.0%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,657,534
4.25% 2/15/15	3,200,000	3,367,488
4.5% 5/15/21	1,075,000	1,136,509
		7,161,531
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp. 2.7% 12/15/22	4,017,000	3,971,206
Software - 0.9%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,906,946
5.375% 7/15/40	240,000	289,767
		6,196,713
TOTAL INFORMATION TECHNOLOGY		19,549,223
MATERIALS - 2.6%
Chemicals - 0.9%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,034
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,452,982
4.125% 11/15/21	696,000	752,189
4.25% 11/15/20	973,000	1,069,028
7.6% 5/15/14	427,000	461,773
		6,168,006
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 82,000	$ 93,408
Metals & Mining - 1.7%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	169,857
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,153,818
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,042,200
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,104,685
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,970
		12,589,530
TOTAL MATERIALS		18,850,944
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	6,039,435
3.875% 8/15/21	1,500,000	1,627,080
5.55% 8/15/41	4,650,000	5,245,884
6.3% 1/15/38	970,000	1,182,095
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,716,794
3.5% 11/1/21	1,420,000	1,493,218
4.6% 4/1/21	460,000	521,790
		22,826,296
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,501,466
3.625% 3/30/15	564,000	594,293
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	232,840
		2,328,599
TOTAL TELECOMMUNICATION SERVICES		25,154,895
UTILITIES - 6.3%
Electric Utilities - 3.8%
AmerenUE 6.4% 6/15/17	133,000	161,138
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,135,639
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
1.95% 9/1/16	$ 83,000	$ 86,027
3.4% 9/1/21	725,000	782,462
4% 8/1/20	800,000	895,924
Duke Capital LLC 5.668% 8/15/14	192,000	204,854
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	111,321
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,289,617
3.55% 9/15/21	1,250,000	1,322,231
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	592,376
6.4% 9/15/20 (c)	1,310,000	1,575,406
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,963
FirstEnergy Corp.:
2.75% 3/15/18	315,000	314,969
4.25% 3/15/23	894,000	893,338
7.375% 11/15/31	4,030,000	4,786,141
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,084,718
6.05% 8/15/21	38,000	45,233
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,286,040
Nevada Power Co.:
6.5% 8/1/18	70,000	87,491
6.65% 4/1/36	500,000	670,306
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,881
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,427
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	200,370
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	71,642
Tampa Electric Co. 6.55% 5/15/36	500,000	695,666
Xcel Energy, Inc. 4.8% 9/15/41	554,000	618,261
		27,668,441
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,100,412
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,740
		2,120,152
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	516,385
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 2.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	$ 1,141,000	$ 1,320,722
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,663,942
2.611% 9/30/66 (e)	2,755,000	2,573,418
7.5% 6/30/66 (e)	145,000	160,957
DTE Energy Co. 1.0105% 6/3/13 (e)	86,000	86,119
NiSource Finance Corp.:
4.45% 12/1/21	91,000	99,723
5.25% 2/15/43	234,000	248,356
5.4% 7/15/14	1,060,000	1,124,104
5.45% 9/15/20	650,000	762,133
5.95% 6/15/41	1,493,000	1,686,055
6.4% 3/15/18	59,000	70,830
Sempra Energy:
2% 3/15/14	2,695,000	2,729,757
2.3% 4/1/17	2,024,000	2,101,645
2.875% 10/1/22	224,000	223,457
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	127,004
		14,978,222
TOTAL UTILITIES		45,283,200
TOTAL NONCONVERTIBLE BONDS (Cost $613,795,096)		634,066,474
U.S. Treasury Obligations - 4.3%

U.S. Treasury Bonds 2.75% 11/15/42	12,454,000	11,597,788
U.S. Treasury Notes 0.75% 6/30/17	19,247,000	19,349,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,100,634)		30,947,011
Municipal Securities - 2.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	419,026
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	56,220
7.5% 4/1/34	1,165,000	1,626,410
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 730,000	$ 1,061,610
7.6% 11/1/40	5,750,000	8,487,403
7.625% 3/1/40	70,000	102,109
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,658,699
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	821,031
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,858,875
5.877% 3/1/19	2,725,000	3,129,772
TOTAL MUNICIPAL SECURITIES (Cost $19,195,350)		20,221,155
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic 3.25% 9/14/21	155,000	163,913
Russian Federation 3.25% 4/4/17 (c)	800,000	841,040
United Mexican States:
4.75% 3/8/44	4,516,000	4,737,284
6.05% 1/11/40	146,000	182,865
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,980,330)		5,925,102
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $434,757)	405,000	486,510
Fixed-Income Funds - 3.6%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,447,411)	240,611	25,656,386
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e)	$ 102,000	$ 112,581
TOTAL PREFERRED SECURITIES (Cost $103,589)		112,581
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $484,438)	484,438	484,438
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $696,541,605)		717,899,657
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,531,374
NET ASSETS - 100%		$ 719,431,031
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,639,633 or 11.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,062
Fidelity Specialized High Income Central Fund	450,296
Total	$ 471,358
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,447,411	$ -	$ 25,656,386	6.7%
Total	$ -	$ 25,447,411	$ -	$ 25,656,386
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 634,066,474	$ -	$ 634,005,610	$ 60,864
U.S. Government and Government Agency Obligations	30,947,011	-	30,947,011	-
Municipal Securities	20,221,155	-	20,221,155	-
Foreign Government and Government Agency Obligations	5,925,102	-	5,925,102	-
Bank Notes	486,510	-	486,510	-
Fixed-Income Funds	25,656,386	25,656,386	-	-
Preferred Securities	112,581	-	112,581	-
Money Market Funds	484,438	484,438	-	-
Total Investments in Securities:	$ 717,899,657	$ 26,140,824	$ 691,697,969	$ 60,864
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.2%
Netherlands	3.5%
United Kingdom	3.3%
Canada	2.2%
Mexico	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $670,609,756)	$ 691,758,833
Fidelity Central Funds (cost $25,931,849)	26,140,824
Total Investments (cost $696,541,605)		$ 717,899,657
Receivable for investments sold		769,297
Receivable for fund shares sold		838,173
Interest receivable		6,592,146
Distributions receivable from Fidelity Central Funds		539
Receivable from investment advisor for expense reductions		1,142
Total assets		726,100,954

Liabilities
Payable for investments purchased	$ 5,305,975
Payable for fund shares redeemed	978,324
Distributions payable	71,668
Accrued management fee	212,490
Distribution and service plan fees payable	29,827
Other affiliated payables	71,639
Total liabilities		6,669,923

Net Assets		$ 719,431,031
Net Assets consist of:
Paid in capital		$ 697,173,830
Distributions in excess of net investment income		(14,127)
Accumulated undistributed net realized gain (loss) on investments		913,276
Net unrealized appreciation (depreciation) on investments		21,358,052
Net Assets		$ 719,431,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,355,100 ÷ 3,194,207 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class T: Net Asset Value and redemption price per share ($8,255,553 ÷ 725,360 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class C: Net Asset Value and offering price per share ($23,152,347 ÷ 2,034,356 shares)A	$ 11.38

Corporate Bond: Net Asset Value, offering price and redemption price per share ($601,042,119 ÷ 52,809,275 shares)	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($50,625,912 ÷ 4,448,056 shares)	$ 11.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 3,236
Interest		10,214,344
Income from Fidelity Central Funds		471,358
Total income		10,688,938

Expenses
Management fee	$ 1,216,428
Transfer agent fees	396,870
Distribution and service plan fees	187,260
Independent trustees' compensation	1,215
Miscellaneous	736
Total expenses before reductions	1,802,509
Expense reductions	(1,169)	1,801,340
Net investment income (loss)		8,887,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,611,867
Change in net unrealized appreciation (depreciation) on investment securities		(2,532,653)
Net gain (loss)		(920,786)
Net increase (decrease) in net assets resulting from operations		$ 7,966,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,887,598	$ 8,761,568
Net realized gain (loss)	1,611,867	3,238,592
Change in net unrealized appreciation (depreciation)	(2,532,653)	21,740,905
Net increase (decrease) in net assets resulting from operations	7,966,812	33,741,065
Distributions to shareholders from net investment income	(8,861,040)	(8,916,262)
Distributions to shareholders from net realized gain	(4,309,634)	(2,397,454)
Total distributions	(13,170,674)	(11,313,716)
Share transactions - net increase (decrease)	169,565,847	391,423,272
Total increase (decrease) in net assets	164,361,985	413,850,621

Net Assets
Beginning of period	555,069,046	141,218,425
End of period (including distributions in excess of net investment income of $14,127 and $40,685, respectively)	$ 719,431,031	$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.133	.287	.356	.128
Net realized and unrealized gain (loss)	.038 H	.857	.366	.446
Total from investment operations	.171	1.144	.722	.574
Distributions from net investment income	(.133)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.211)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	1.50%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.76% A	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76% A	.76%	.75%	.74% A
Expenses net of all reductions	.76% A	.76%	.75%	.74% A
Net investment income (loss)	2.34% A	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,355	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.130	.284	.357	.131
Net realized and unrealized gain (loss)	.038 H	.868	.363	.436
Total from investment operations	.168	1.152	.720	.567
Distributions from net investment income	(.130)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.208)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	1.47%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,J
Expenses before reductions	.82% A	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.82% A	.79%	.75%	.68% A
Expenses net of all reductions	.82% A	.79%	.75%	.68% A
Net investment income (loss)	2.28% A	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,256	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.089	.204	.280	.106
Net realized and unrealized gain (loss)	.038 H	.868	.361	.437
Total from investment operations	.127	1.072	.641	.543
Distributions from net investment income	(.089)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.167)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	1.11%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.54% A	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.54% A	1.51%	1.47%	1.45% A
Net investment income (loss)	1.57% A	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,152	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.150	.321	.388	.137
Net realized and unrealized gain (loss)	.038 G	.858	.367	.447
Total from investment operations	.188	1.179	.755	.584
Distributions from net investment income	(.150)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.228)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	1.65%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,I
Expenses before reductions	.46% A	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.44% A
Expenses net of all reductions	.46% A	.45%	.45%	.44% A
Net investment income (loss)	2.64% A	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,042	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	75% A	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.145	.316	.389	.140
Net realized and unrealized gain (loss)	.041 G	.858	.366	.445
Total from investment operations	.186	1.174	.755	.585
Distributions from net investment income	(.148)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.226)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	1.63%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,I
Expenses before reductions	.53% A	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.53% A	.49%	.43%	.42% A
Expenses net of all reductions	.53% A	.49%	.43%	.42% A
Net investment income (loss)	2.58% A	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,626	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	75% A	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transaction, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,086,557
Gross unrealized depreciation	(3,062,896)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,023,661

Tax cost	$ 695,875,996

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $314,434,481 and $118,023,565, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,356	$ 1,325
Class T	-%	.25%	11,338	107
Class C	.75%	.25%	124,566	36,803
			$ 187,260	$ 38,235

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,312
Class T	1,158
Class C*	4,547
$ 17,017

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 31,861.16
Class T	9,674.21
Class C	21,657.18
Corporate Bond	305,040.10
Institutional Class	28,638.17
	$ 396,870

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $736 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,142.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 477,752	$ 761,485
Class T	103,245	227,037
Class C	193,398	359,670
Corporate Bond	7,662,820	7,436,733
Institutional Class	423,825	131,337
Total	$ 8,861,040	$ 8,916,262
From net realized gain
Class A	$ 277,814	$ 226,737
Class T	58,953	84,113
Class C	165,646	181,128
Corporate Bond	3,673,268	1,864,916
Institutional Class	133,953	40,560
Total	$ 4,309,634	$ 2,397,454
9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,117,707	3,577,324	$ 12,820,863	$ 39,069,309
Reinvestment of distributions	57,927	80,222	663,986	875,332
Shares redeemed	(1,556,459)	(1,291,953)	(17,737,018)	(14,113,652)
Net increase (decrease)	(380,825)	2,365,593	$ (4,252,169)	$ 25,830,989
Class T
Shares sold	166,116	1,089,803	$ 1,901,771	$ 11,948,478
Reinvestment of distributions	12,983	26,819	148,831	291,689
Shares redeemed	(510,969)	(541,220)	(5,812,891)	(5,935,143)
Net increase (decrease)	(331,870)	575,402	$ (3,762,289)	$ 6,305,024
Class C
Shares sold	531,988	1,511,513	$ 6,091,955	$ 16,535,831
Reinvestment of distributions	29,903	47,965	342,892	519,854
Shares redeemed	(682,232)	(443,761)	(7,780,232)	(4,863,734)
Net increase (decrease)	(120,341)	1,115,717	$ (1,345,385)	$ 12,191,951

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Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Corporate Bond
Shares sold	27,169,757	40,020,155	$ 312,017,841	$ 442,439,609
Reinvestment of distributions	942,417	804,150	10,796,074	8,804,600
Shares redeemed	(16,578,990)	(9,843,919)	(189,064,849)	(107,934,192)
Net increase (decrease)	11,533,184	30,980,386	$ 133,749,066	$ 343,310,017
Institutional Class
Shares sold	4,150,978	690,402	$ 47,771,786	$ 7,576,789
Reinvestment of distributions	44,867	12,624	512,686	137,521
Shares redeemed	(272,608)	(356,384)	(3,107,848)	(3,929,019)
Net increase (decrease)	3,923,237	346,642	$ 45,176,624	$ 3,785,291

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011 the total returns of the retail class and Class C of the fund, the total returns of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Corporate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund- level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-USAN-0413
1.907020.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.76%
Actual		$ 1,000.00	$ 1,015.00	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.82%
Actual		$ 1,000.00	$ 1,014.70	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class C	1.54%
Actual		$ 1,000.00	$ 1,011.10	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.16	$ 7.70
Corporate Bond	.46%
Actual		$ 1,000.00	$ 1,016.50	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,016.30	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 4.3%	U.S. Government and U.S. Government Agency Obligations 4.3%
AA 1.4%	AA 2.6%
A 34.7%	A 30.5%
BBB 52.2%	BBB 52.9%
BB and Below 6.7%	BB and Below 2.6%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	9.8	10.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	7.0	7.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 91.4%		Corporate Bonds 86.8%
	U.S. Government and U.S. Government Agency Obligations 4.3%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Municipal Bonds 2.8%		Municipal Bonds 1.1%
	Other Investments 1.0%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	12.8%	** Foreign investments	13.2%

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 311,969
Automobiles - 2.8%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	454,905
2.3% 1/9/15 (c)	1,250,000	1,277,583
Ford Motor Co. 4.75% 1/15/43	5,184,000	4,925,194
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,055,876
1.875% 4/1/14 (c)	1,130,000	1,143,650
2.375% 3/22/17 (c)	2,050,000	2,119,823
		19,977,031
Media - 2.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,483,863
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	302,645
Discovery Communications LLC 6.35% 6/1/40	221,000	269,418
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,865
5.15% 4/30/20	3,625,000	4,304,271
6.4% 4/30/40	3,390,000	4,358,028
News America, Inc.:
6.15% 2/15/41	600,000	731,756
6.9% 8/15/39	300,000	387,010
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,964,343
6.75% 7/1/18	700,000	857,179
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,972,754
6.2% 3/15/40	1,700,000	2,013,052
Viacom, Inc.:
1.25% 2/27/15	390,000	393,299
3.5% 4/1/17	34,000	36,636
		19,211,119
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	2,750,000	2,691,249
Specialty Retail - 1.4%
AutoZone, Inc. 3.7% 4/15/22	253,000	261,036
Home Depot, Inc. 5.95% 4/1/41	941,000	1,228,542
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	896,915
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.: - continued
5.125% 11/15/41	$ 650,000	$ 725,336
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	7,015,995
		10,127,824
TOTAL CONSUMER DISCRETIONARY		52,319,192
CONSUMER STAPLES - 6.8%
Beverages - 2.2%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,175,387
Beam, Inc. 1.875% 5/15/17	798,000	812,761
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,529,578
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	308,208
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,160,228
6.375% 6/15/14	59,000	63,111
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,127
2.75% 4/1/23 (c)	299,000	291,420
4% 10/1/42 (c)	96,000	91,730
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,808,375
2.45% 1/15/17 (c)	2,655,000	2,769,699
3.75% 1/15/22 (c)	300,000	320,664
		15,617,288
Food & Staples Retailing - 1.1%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	5,069,263
Walgreen Co.:
1% 3/13/15	2,754,000	2,762,102
1.8% 9/15/17	234,000	237,380
4.4% 9/15/42	124,000	121,864
		8,190,609
Food Products - 0.9%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	288,345
3.2% 1/25/23	331,000	330,324
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 3,782,000	$ 4,511,291
6.5% 8/11/17	1,274,000	1,542,008
		6,671,968
Tobacco - 2.6%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,452,423
4.125% 9/11/15	2,100,000	2,271,541
4.75% 5/5/21	650,000	730,123
9.7% 11/10/18	62,000	86,542
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,944,175
4.375% 11/15/41	2,100,000	2,130,576
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,344
3.25% 11/1/22	3,304,000	3,286,555
4.75% 11/1/42	470,000	460,015
6.75% 6/15/17	384,000	463,688
7.625% 6/1/16	1,000,000	1,191,287
		18,676,269
TOTAL CONSUMER STAPLES		49,156,134
ENERGY - 8.7%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	259,000	261,260
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	167,298
5.35% 3/15/20 (c)	3,116,000	3,434,823
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	795,179
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	128,340
3.05% 3/1/16	450,000	469,022
Transocean, Inc. 6.5% 11/15/20	930,000	1,084,357
Weatherford International Ltd.:
4.95% 10/15/13	78,000	79,999
5.15% 3/15/13	102,000	102,114
		6,522,392
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 393,000	$ 451,906
6.375% 9/15/17	3,626,000	4,330,419
Apache Corp. 4.75% 4/15/43	3,233,000	3,350,339
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,235,379
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	374,145
4.95% 4/1/22	1,925,000	2,072,959
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,847
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	569,396
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	148,081
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	136,113
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	390,185
4.05% 2/15/22	1,065,000	1,158,768
Hess Corp. 6% 1/15/40	1,287,000	1,417,933
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	160,163
6.5% 3/1/41	785,000	986,692
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	500,445
Nexen, Inc.:
5.2% 3/10/15	41,000	44,347
6.2% 7/30/19	324,000	399,278
ONEOK Partners LP 2% 10/1/17	2,822,000	2,859,197
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,770
5.75% 1/20/20	3,652,000	4,053,957
Petroleos Mexicanos:
5.5% 1/21/21	545,000	623,208
6% 3/5/20	116,000	136,416
6.5% 6/2/41	260,000	306,150
Phillips 66:
1.95% 3/5/15	2,088,000	2,133,955
2.95% 5/1/17	2,767,000	2,928,133
4.3% 4/1/22	300,000	330,669
5.875% 5/1/42	498,000	592,476
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	542,057
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,274,802
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,193,237
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC 5.65% 3/1/20	$ 56,000	$ 65,741
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	467,063
4.6% 6/15/21	414,000	442,043
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,899,400
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	202,215
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,439,595
Williams Partners LP 3.35% 8/15/22	2,500,000	2,485,143
		55,801,622
TOTAL ENERGY		62,324,014
FINANCIALS - 42.5%
Capital Markets - 5.7%
BlackRock, Inc. 3.375% 6/1/22	316,000	332,958
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,046,697
3.625% 2/7/16	1,275,000	1,355,713
5.125% 1/15/15	935,000	1,001,648
5.25% 7/27/21	1,227,000	1,396,899
5.75% 1/24/22	9,150,000	10,737,745
5.95% 1/18/18	178,000	208,219
6.15% 4/1/18	204,000	241,084
Lazard Group LLC:
6.85% 6/15/17	171,000	197,095
7.125% 5/15/15	1,108,000	1,228,569
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,000,000	2,281,312
Morgan Stanley:
3.75% 2/25/23	1,168,000	1,180,215
4% 7/24/15	1,947,000	2,054,628
4.875% 11/1/22	6,884,000	7,269,470
5.5% 7/28/21	1,222,000	1,402,854
5.625% 9/23/19	329,000	380,661
5.75% 1/25/21	557,000	645,882
6.625% 4/1/18	153,000	182,091
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,925,510
		41,069,250
Commercial Banks - 13.4%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,729,756
Associated Banc Corp. 5.125% 3/28/16	575,000	630,313
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp.:
1.45% 1/12/18	$ 6,075,000	$ 6,091,974
3.95% 3/22/22	1,925,000	2,062,491
Comerica, Inc. 4.8% 5/1/15	487,000	521,943
Credit Suisse 6% 2/15/18	122,000	140,766
Discover Bank:
2% 2/21/18	3,900,000	3,913,026
7% 4/15/20	2,391,000	2,969,139
Fifth Third Bancorp:
3.5% 3/15/22	552,000	575,984
5.45% 1/15/17	709,000	799,465
8.25% 3/1/38	3,848,000	5,372,158
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	550,000	550,688
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	818,252
HSBC Holdings PLC:
4% 3/30/22	284,000	305,838
5.1% 4/5/21	133,000	154,946
6.5% 9/15/37	100,000	125,429
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,347,863
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,061,518
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,847,127
KeyBank NA:
1.65% 2/1/18	501,000	506,225
5.8% 7/1/14	9,884,000	10,546,436
KeyCorp. 5.1% 3/24/21	2,081,000	2,419,987
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,309,481
5% 1/17/17	1,027,000	1,129,041
Rabobank (Netherlands) NV 3.95% 11/9/22	6,215,000	6,317,877
Regions Bank:
6.45% 6/26/37	250,000	267,500
7.5% 5/15/18	2,499,000	3,048,780
Regions Financial Corp. 5.75% 6/15/15	1,655,000	1,797,744
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	671,143
6.125% 12/15/22	5,972,000	6,267,202
SunTrust Banks, Inc.:
3.5% 1/20/17	3,281,000	3,531,075
3.6% 4/15/16	39,000	41,780
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.:
3.5% 6/18/22	$ 979,000	$ 1,018,064
5.25% 12/16/13	30,000	31,091
Wachovia Bank NA 6.6% 1/15/38	1,410,000	1,887,444
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,123,316
5.625% 10/15/16	6,652,000	7,616,427
		96,549,289
Consumer Finance - 5.1%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,518,686
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,614,015
1.45% 2/27/15 (c)	3,125,000	3,168,603
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,184,433
Discover Financial Services:
3.85% 11/21/22 (c)	38,000	38,884
5.2% 4/27/22	2,355,000	2,665,092
6.45% 6/12/17	107,000	125,674
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,862,269
5.875% 8/2/21	2,700,000	3,079,463
General Electric Capital Corp.:
2.1% 12/11/19	221,000	225,218
2.15% 1/9/15	5,000,000	5,137,455
3.15% 9/7/22	6,770,000	6,778,835
4.65% 10/17/21	2,500,000	2,822,435
5.875% 1/14/38	150,000	176,261
HSBC USA, Inc. 1.625% 1/16/18	703,000	706,143
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,288
2.125% 10/2/17 (c)	197,000	198,682
		36,481,436
Diversified Financial Services - 7.3%
Bank of America Corp.:
3.3% 1/11/23	1,106,000	1,102,834
4.5% 4/1/15	3,200,000	3,403,376
5.625% 7/1/20	4,500,000	5,266,638
5.75% 12/1/17	3,000,000	3,472,428
6.5% 8/1/16	1,240,000	1,430,940
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
2.5% 11/6/22	$ 3,500,000	$ 3,387,223
3.125% 10/1/15	608,000	644,108
3.245% 5/6/22	1,300,000	1,337,543
3.561% 11/1/21	2,000,000	2,118,746
4.5% 10/1/20	300,000	341,065
Citigroup, Inc.:
3.953% 6/15/16	653,000	701,950
4.05% 7/30/22	316,000	328,174
4.45% 1/10/17	1,250,000	1,380,466
4.5% 1/14/22	5,000,000	5,565,475
5.375% 8/9/20	750,000	880,666
5.875% 1/30/42	110,000	133,991
6.125% 5/15/18	640,000	765,805
6.875% 3/5/38	175,000	233,277
8.5% 5/22/19	85,000	113,952
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,680,571
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,016,633
3.2% 1/25/23	3,812,000	3,820,272
4.35% 8/15/21	650,000	716,857
4.5% 1/24/22	1,390,000	1,547,639
4.625% 5/10/21	655,000	740,095
5.4% 1/6/42	1,180,000	1,391,962
MetLife Institutional Funding II 0.675% 1/6/15 (c)(e)	600,000	600,670
Moody's Corp. 4.5% 9/1/22	6,500,000	6,532,468
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	529,133
TECO Finance, Inc. 5.15% 3/15/20	114,000	131,895
		52,316,852
Insurance - 5.7%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,131,529
4.875% 9/15/16	1,390,000	1,553,347
4.875% 6/1/22	2,500,000	2,835,955
5.85% 1/16/18	1,000,000	1,176,602
Aon Corp.:
3.125% 5/27/16	1,609,000	1,698,050
5% 9/30/20	553,000	632,456
6.25% 9/30/40	253,000	327,032
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	$ 425,000	$ 434,055
4.4% 5/15/42	107,000	106,367
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	4,003,052
5.125% 4/15/22	143,000	164,797
6.625% 4/15/42	144,000	186,175
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,736,707
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	794,269
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	168,600
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	240,815
3.048% 12/15/22	487,000	487,516
Monumental Global Funding III 5.5% 4/22/13 (c)	98,000	98,654
Pacific LifeCorp:
5.125% 1/30/43 (c)	744,000	728,231
6% 2/10/20 (c)	902,000	1,037,157
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,584,232
5.625% 5/12/41	1,170,000	1,332,815
5.625% 6/15/43 (e)	5,000,000	5,200,000
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,749
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	238,943
Unum Group:
5.625% 9/15/20	1,315,000	1,521,675
5.75% 8/15/42	3,536,000	3,824,007
7.125% 9/30/16	106,000	123,908
		41,492,675
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	101,539
Boston Properties, Inc. 3.85% 2/1/23	738,000	781,735
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,362,555
DDR Corp. 4.625% 7/15/22	391,000	422,716
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,950,695
9.625% 3/15/16	214,000	261,522
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.875% 10/15/22	$ 403,000	$ 413,868
4.375% 6/15/22	206,000	219,781
5.4% 8/15/14	151,000	159,503
5.5% 3/1/16	1,300,000	1,433,520
6.75% 3/15/20	1,295,000	1,583,731
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,946,192
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	107,143
6.2% 1/15/17	1,300,000	1,515,095
Health Care REIT, Inc. 2.25% 3/15/18	246,000	248,218
Washington (REIT) 5.25% 1/15/14	58,000	59,834
		13,567,647
Real Estate Management & Development - 3.4%
BioMed Realty LP:
3.85% 4/15/16	914,000	973,405
4.25% 7/15/22	170,000	178,060
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,030,730
4.95% 4/15/18	290,000	322,427
7.5% 5/15/15	899,000	1,011,065
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,640,328
4.75% 7/15/20	1,020,000	1,149,002
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,074,941
4.125% 6/15/22	1,832,000	1,922,272
4.75% 10/1/20	752,000	828,387
5.125% 3/2/15	141,000	151,027
5.5% 12/15/16	1,816,000	2,058,432
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	494,508
4.5% 4/18/22	94,000	100,023
7.75% 8/15/19	126,000	159,572
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,876,934
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	83,881
Regency Centers LP 5.25% 8/1/15	249,000	271,360
Simon Property Group LP:
2.8% 1/30/17	47,000	49,595
4.125% 12/1/21	2,333,000	2,575,492
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 775,000	$ 934,716
Tanger Properties LP:
6.125% 6/1/20	661,000	809,705
6.15% 11/15/15	65,000	73,712
Ventas Realty LP 2% 2/15/18	508,000	509,417
		24,278,991
TOTAL FINANCIALS		305,756,140
HEALTH CARE - 6.1%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,502,113
5.15% 11/15/41	3,228,000	3,535,903
		6,038,016
Health Care Providers & Services - 2.7%
Aetna, Inc.:
1.5% 11/15/17	72,000	72,259
2.75% 11/15/22	291,000	284,095
4.125% 11/15/42	163,000	156,750
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,600,080
4.75% 11/15/21	530,000	598,593
6.125% 11/15/41	740,000	924,816
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,790,009
UnitedHealth Group, Inc.:
1.625% 3/15/19	215,000	215,319
2.75% 2/15/23	96,000	94,894
2.875% 3/15/23	928,000	924,859
3.95% 10/15/42	132,000	124,595
4.25% 3/15/43	2,500,000	2,468,150
4.625% 11/15/41	965,000	1,008,461
WellPoint, Inc.:
1.875% 1/15/18	288,000	291,015
2.375% 2/15/17	810,000	838,652
3.3% 1/15/23	516,000	522,262
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.: - continued
4.625% 5/15/42	$ 2,500,000	$ 2,507,428
4.65% 1/15/43	2,083,000	2,107,307
		19,529,544
Pharmaceuticals - 2.6%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,123,150
1.75% 11/6/17 (c)	999,000	1,011,617
2.9% 11/6/22 (c)	603,000	602,784
4.4% 11/6/42 (c)	627,000	637,846
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	188,606
5% 8/15/14	130,000	137,558
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	123,436
3.25% 2/1/23 (c)	300,000	301,883
4.7% 2/1/43 (c)	301,000	308,463
		18,435,343
TOTAL HEALTH CARE		44,002,903
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	107,619
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,894,086
		2,001,705
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	557,619
Continental Airlines, Inc. 6.648% 3/15/19	99,927	107,052
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,864
8.36% 1/20/19	47,789	52,209
		777,744
Electrical Equipment - 0.6%
Roper Industries, Inc. 1.85% 11/15/17	4,079,000	4,106,643
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	434,000	433,912
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,818,000	1,831,990
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	$ 2,500,000	$ 2,517,835
TOTAL INDUSTRIALS		11,669,829
INFORMATION TECHNOLOGY - 2.7%
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,534,796
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	154,046
5.95% 1/15/14	160,000	167,099
		321,145
IT Services - 0.0%
The Western Union Co. 2.375% 12/10/15	358,000	363,832
Office Electronics - 1.0%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,657,534
4.25% 2/15/15	3,200,000	3,367,488
4.5% 5/15/21	1,075,000	1,136,509
		7,161,531
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp. 2.7% 12/15/22	4,017,000	3,971,206
Software - 0.9%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,906,946
5.375% 7/15/40	240,000	289,767
		6,196,713
TOTAL INFORMATION TECHNOLOGY		19,549,223
MATERIALS - 2.6%
Chemicals - 0.9%
Ecolab, Inc. 1.45% 12/8/17	434,000	432,034
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,452,982
4.125% 11/15/21	696,000	752,189
4.25% 11/15/20	973,000	1,069,028
7.6% 5/15/14	427,000	461,773
		6,168,006
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 82,000	$ 93,408
Metals & Mining - 1.7%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	169,857
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,153,818
Rio Tinto Finance USA PLC 1.625% 8/21/17	5,000,000	5,042,200
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,104,685
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,970
		12,589,530
TOTAL MATERIALS		18,850,944
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	6,039,435
3.875% 8/15/21	1,500,000	1,627,080
5.55% 8/15/41	4,650,000	5,245,884
6.3% 1/15/38	970,000	1,182,095
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,716,794
3.5% 11/1/21	1,420,000	1,493,218
4.6% 4/1/21	460,000	521,790
		22,826,296
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,501,466
3.625% 3/30/15	564,000	594,293
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	232,840
		2,328,599
TOTAL TELECOMMUNICATION SERVICES		25,154,895
UTILITIES - 6.3%
Electric Utilities - 3.8%
AmerenUE 6.4% 6/15/17	133,000	161,138
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,096,000	1,135,639
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Commonwealth Edison Co.:
1.95% 9/1/16	$ 83,000	$ 86,027
3.4% 9/1/21	725,000	782,462
4% 8/1/20	800,000	895,924
Duke Capital LLC 5.668% 8/15/14	192,000	204,854
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	111,321
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,289,617
3.55% 9/15/21	1,250,000	1,322,231
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	592,376
6.4% 9/15/20 (c)	1,310,000	1,575,406
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,963
FirstEnergy Corp.:
2.75% 3/15/18	315,000	314,969
4.25% 3/15/23	894,000	893,338
7.375% 11/15/31	4,030,000	4,786,141
FirstEnergy Solutions Corp.:
4.8% 2/15/15	4,760,000	5,084,718
6.05% 8/15/21	38,000	45,233
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,286,040
Nevada Power Co.:
6.5% 8/1/18	70,000	87,491
6.65% 4/1/36	500,000	670,306
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,881
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	23,427
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	200,370
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	71,642
Tampa Electric Co. 6.55% 5/15/36	500,000	695,666
Xcel Energy, Inc. 4.8% 9/15/41	554,000	618,261
		27,668,441
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,100,412
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,740
		2,120,152
Independent Power Producers & Energy Traders - 0.1%
Southern Power Co. 5.15% 9/15/41	461,000	516,385
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 2.1%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	$ 1,141,000	$ 1,320,722
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,663,942
2.611% 9/30/66 (e)	2,755,000	2,573,418
7.5% 6/30/66 (e)	145,000	160,957
DTE Energy Co. 1.0105% 6/3/13 (e)	86,000	86,119
NiSource Finance Corp.:
4.45% 12/1/21	91,000	99,723
5.25% 2/15/43	234,000	248,356
5.4% 7/15/14	1,060,000	1,124,104
5.45% 9/15/20	650,000	762,133
5.95% 6/15/41	1,493,000	1,686,055
6.4% 3/15/18	59,000	70,830
Sempra Energy:
2% 3/15/14	2,695,000	2,729,757
2.3% 4/1/17	2,024,000	2,101,645
2.875% 10/1/22	224,000	223,457
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	127,004
		14,978,222
TOTAL UTILITIES		45,283,200
TOTAL NONCONVERTIBLE BONDS (Cost $613,795,096)		634,066,474
U.S. Treasury Obligations - 4.3%

U.S. Treasury Bonds 2.75% 11/15/42	12,454,000	11,597,788
U.S. Treasury Notes 0.75% 6/30/17	19,247,000	19,349,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,100,634)		30,947,011
Municipal Securities - 2.8%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	419,026
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	56,220
7.5% 4/1/34	1,165,000	1,626,410
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 730,000	$ 1,061,610
7.6% 11/1/40	5,750,000	8,487,403
7.625% 3/1/40	70,000	102,109
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,658,699
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	821,031
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,858,875
5.877% 3/1/19	2,725,000	3,129,772
TOTAL MUNICIPAL SECURITIES (Cost $19,195,350)		20,221,155
Foreign Government and Government Agency Obligations - 0.8%

Chilean Republic 3.25% 9/14/21	155,000	163,913
Russian Federation 3.25% 4/4/17 (c)	800,000	841,040
United Mexican States:
4.75% 3/8/44	4,516,000	4,737,284
6.05% 1/11/40	146,000	182,865
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,980,330)		5,925,102
Bank Notes - 0.1%

Wachovia Bank NA 6% 11/15/17 (Cost $434,757)	405,000	486,510
Fixed-Income Funds - 3.6%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,447,411)	240,611	25,656,386
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e)	$ 102,000	$ 112,581
TOTAL PREFERRED SECURITIES (Cost $103,589)		112,581
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $484,438)	484,438	484,438
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $696,541,605)		717,899,657
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,531,374
NET ASSETS - 100%		$ 719,431,031
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,639,633 or 11.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,062
Fidelity Specialized High Income Central Fund	450,296
Total	$ 471,358
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,447,411	$ -	$ 25,656,386	6.7%
Total	$ -	$ 25,447,411	$ -	$ 25,656,386
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 634,066,474	$ -	$ 634,005,610	$ 60,864
U.S. Government and Government Agency Obligations	30,947,011	-	30,947,011	-
Municipal Securities	20,221,155	-	20,221,155	-
Foreign Government and Government Agency Obligations	5,925,102	-	5,925,102	-
Bank Notes	486,510	-	486,510	-
Fixed-Income Funds	25,656,386	25,656,386	-	-
Preferred Securities	112,581	-	112,581	-
Money Market Funds	484,438	484,438	-	-
Total Investments in Securities:	$ 717,899,657	$ 26,140,824	$ 691,697,969	$ 60,864
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.2%
Netherlands	3.5%
United Kingdom	3.3%
Canada	2.2%
Mexico	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $670,609,756)	$ 691,758,833
Fidelity Central Funds (cost $25,931,849)	26,140,824
Total Investments (cost $696,541,605)		$ 717,899,657
Receivable for investments sold		769,297
Receivable for fund shares sold		838,173
Interest receivable		6,592,146
Distributions receivable from Fidelity Central Funds		539
Receivable from investment advisor for expense reductions		1,142
Total assets		726,100,954

Liabilities
Payable for investments purchased	$ 5,305,975
Payable for fund shares redeemed	978,324
Distributions payable	71,668
Accrued management fee	212,490
Distribution and service plan fees payable	29,827
Other affiliated payables	71,639
Total liabilities		6,669,923

Net Assets		$ 719,431,031
Net Assets consist of:
Paid in capital		$ 697,173,830
Distributions in excess of net investment income		(14,127)
Accumulated undistributed net realized gain (loss) on investments		913,276
Net unrealized appreciation (depreciation) on investments		21,358,052
Net Assets		$ 719,431,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,355,100 ÷ 3,194,207 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class T: Net Asset Value and redemption price per share ($8,255,553 ÷ 725,360 shares)	$ 11.38

Maximum offering price per share (100/96.00 of $11.38)	$ 11.85
Class C: Net Asset Value and offering price per share ($23,152,347 ÷ 2,034,356 shares)A	$ 11.38

Corporate Bond: Net Asset Value, offering price and redemption price per share ($601,042,119 ÷ 52,809,275 shares)	$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($50,625,912 ÷ 4,448,056 shares)	$ 11.38

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 3,236
Interest		10,214,344
Income from Fidelity Central Funds		471,358
Total income		10,688,938

Expenses
Management fee	$ 1,216,428
Transfer agent fees	396,870
Distribution and service plan fees	187,260
Independent trustees' compensation	1,215
Miscellaneous	736
Total expenses before reductions	1,802,509
Expense reductions	(1,169)	1,801,340
Net investment income (loss)		8,887,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,611,867
Change in net unrealized appreciation (depreciation) on investment securities		(2,532,653)
Net gain (loss)		(920,786)
Net increase (decrease) in net assets resulting from operations		$ 7,966,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,887,598	$ 8,761,568
Net realized gain (loss)	1,611,867	3,238,592
Change in net unrealized appreciation (depreciation)	(2,532,653)	21,740,905
Net increase (decrease) in net assets resulting from operations	7,966,812	33,741,065
Distributions to shareholders from net investment income	(8,861,040)	(8,916,262)
Distributions to shareholders from net realized gain	(4,309,634)	(2,397,454)
Total distributions	(13,170,674)	(11,313,716)
Share transactions - net increase (decrease)	169,565,847	391,423,272
Total increase (decrease) in net assets	164,361,985	413,850,621

Net Assets
Beginning of period	555,069,046	141,218,425
End of period (including distributions in excess of net investment income of $14,127 and $40,685, respectively)	$ 719,431,031	$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.133	.287	.356	.128
Net realized and unrealized gain (loss)	.038 H	.857	.366	.446
Total from investment operations	.171	1.144	.722	.574
Distributions from net investment income	(.133)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.211)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	1.50%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.76% A	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76% A	.76%	.75%	.74% A
Expenses net of all reductions	.76% A	.76%	.75%	.74% A
Net investment income (loss)	2.34% A	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,355	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.130	.284	.357	.131
Net realized and unrealized gain (loss)	.038 H	.868	.363	.436
Total from investment operations	.168	1.152	.720	.567
Distributions from net investment income	(.130)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.208)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	1.47%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,J
Expenses before reductions	.82% A	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.82% A	.79%	.75%	.68% A
Expenses net of all reductions	.82% A	.79%	.75%	.68% A
Net investment income (loss)	2.28% A	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,256	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.089	.204	.280	.106
Net realized and unrealized gain (loss)	.038 H	.868	.361	.437
Total from investment operations	.127	1.072	.641	.543
Distributions from net investment income	(.089)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.167)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	1.11%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,J
Expenses before reductions	1.54% A	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.54% A	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.54% A	1.51%	1.47%	1.45% A
Net investment income (loss)	1.57% A	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,152	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	75% A	103%	242% K	67% L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 4, 2010 (commencement of operations) to August 31, 2010.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.150	.321	.388	.137
Net realized and unrealized gain (loss)	.038 G	.858	.367	.447
Total from investment operations	.188	1.179	.755	.584
Distributions from net investment income	(.150)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.228)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	1.65%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,I
Expenses before reductions	.46% A	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.44% A
Expenses net of all reductions	.46% A	.45%	.45%	.44% A
Net investment income (loss)	2.64% A	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601,042	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	75% A	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.145	.316	.389	.140
Net realized and unrealized gain (loss)	.041 G	.858	.366	.445
Total from investment operations	.186	1.174	.755	.585
Distributions from net investment income	(.148)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.226)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.38	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	1.63%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,I
Expenses before reductions	.53% A	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.53% A	.49%	.43%	.42% A
Expenses net of all reductions	.53% A	.49%	.43%	.42% A
Net investment income (loss)	2.58% A	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,626	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	75% A	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transaction, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,086,557
Gross unrealized depreciation	(3,062,896)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,023,661

Tax cost	$ 695,875,996

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $314,434,481 and $118,023,565, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,356	$ 1,325
Class T	-%	.25%	11,338	107
Class C	.75%	.25%	124,566	36,803
			$ 187,260	$ 38,235

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,312
Class T	1,158
Class C*	4,547
$ 17,017

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 31,861.16
Class T	9,674.21
Class C	21,657.18
Corporate Bond	305,040.10
Institutional Class	28,638.17
	$ 396,870

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $736 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,142.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 477,752	$ 761,485
Class T	103,245	227,037
Class C	193,398	359,670
Corporate Bond	7,662,820	7,436,733
Institutional Class	423,825	131,337
Total	$ 8,861,040	$ 8,916,262
From net realized gain
Class A	$ 277,814	$ 226,737
Class T	58,953	84,113
Class C	165,646	181,128
Corporate Bond	3,673,268	1,864,916
Institutional Class	133,953	40,560
Total	$ 4,309,634	$ 2,397,454

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,117,707	3,577,324	$ 12,820,863	$ 39,069,309
Reinvestment of distributions	57,927	80,222	663,986	875,332
Shares redeemed	(1,556,459)	(1,291,953)	(17,737,018)	(14,113,652)
Net increase (decrease)	(380,825)	2,365,593	$ (4,252,169)	$ 25,830,989
Class T
Shares sold	166,116	1,089,803	$ 1,901,771	$ 11,948,478
Reinvestment of distributions	12,983	26,819	148,831	291,689
Shares redeemed	(510,969)	(541,220)	(5,812,891)	(5,935,143)
Net increase (decrease)	(331,870)	575,402	$ (3,762,289)	$ 6,305,024
Class C
Shares sold	531,988	1,511,513	$ 6,091,955	$ 16,535,831
Reinvestment of distributions	29,903	47,965	342,892	519,854
Shares redeemed	(682,232)	(443,761)	(7,780,232)	(4,863,734)
Net increase (decrease)	(120,341)	1,115,717	$ (1,345,385)	$ 12,191,951

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Corporate Bond
Shares sold	27,169,757	40,020,155	$ 312,017,841	$ 442,439,609
Reinvestment of distributions	942,417	804,150	10,796,074	8,804,600
Shares redeemed	(16,578,990)	(9,843,919)	(189,064,849)	(107,934,192)
Net increase (decrease)	11,533,184	30,980,386	$ 133,749,066	$ 343,310,017
Institutional Class
Shares sold	4,150,978	690,402	$ 47,771,786	$ 7,576,789
Reinvestment of distributions	44,867	12,624	512,686	137,521
Shares redeemed	(272,608)	(356,384)	(3,107,848)	(3,929,019)
Net increase (decrease)	3,923,237	346,642	$ 45,176,624	$ 3,785,291

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2011 the total returns of the retail class and Class C of the fund, the total returns of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Corporate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for the period shown. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund- level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Fidelity Corporate Bond Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-USAN-0413
1.907027.102

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.22%
Actual		$ 1,000.00	$ 999.80	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,001.20	$ .55
Hypothetical A		$ 1,000.00	$ 1,024.25	$ .55
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,001.40	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,001.50	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,001.50	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 71.4%
AAA 3.5%	AAA 3.5%
AA 3.5%	AA 3.6%
A 9.8%	A 10.4%
BBB 11.2%	BBB 10.1%
BB and Below 0.0%†	BB and Below 0.0%†
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.9	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Corporate Bonds 22.8%	Corporate Bonds 22.3%
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 71.4%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.2%
CMOs and Other Mortgage Related Securities 1.7%	CMOs and Other Mortgage Related Securities 1.9%
Municipal Bonds 0.7%	Municipal Bonds 0.8%
Other Investments 2.8%	Other Investments 2.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

* Foreign investments	8.0%	** Foreign investments	7.9%
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,560
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	2,405
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,774
6.3% 3/1/38	7,045	9,609
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,155
5.3% 9/15/19	2,000	2,335
		16,873
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,412
Comcast Corp.:
3.125% 7/15/22	3,000	3,076
4.65% 7/15/42	4,000	4,160
4.95% 6/15/16	1,862	2,101
5.7% 5/15/18	2,940	3,539
5.7% 7/1/19	8,500	10,348
6.4% 3/1/40	1,000	1,290
6.55% 7/1/39	3,000	3,901
6.95% 8/15/37	6,700	9,086
COX Communications, Inc. 4.625% 6/1/13	4,425	4,470
Discovery Communications LLC 5.05% 6/1/20	3,200	3,672
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,385
6.4% 4/30/40	3,000	3,857
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,372
News America, Inc.:
5.3% 12/15/14	868	938
5.65% 8/15/20	1,000	1,203
6.15% 3/1/37	3,955	4,707
6.9% 3/1/19	2,110	2,657
6.9% 8/15/39	2,000	2,580
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,573
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,020
5.85% 5/1/17	5,801	6,748
6.2% 7/1/13	2,302	2,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,162	$ 1,423
7.3% 7/1/38	4,000	5,012
8.75% 2/14/19	2,368	3,127
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,270
4% 1/15/22	1,000	1,077
5.875% 11/15/16	2,131	2,485
6.5% 11/15/36	5,724	6,902
Viacom, Inc.:
4.375% 9/15/14	2,000	2,110
4.375% 3/15/43 (b)	2,635	2,455
5.625% 9/15/19	1,000	1,194
6.125% 10/5/17	5,420	6,439
Walt Disney Co.:
1.125% 2/15/17	2,760	2,768
2.55% 2/15/22	2,810	2,814
5.5% 3/15/19	2,000	2,424
		141,938
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,567
4.3% 2/15/43	4,750	4,370
Target Corp.:
3.875% 7/15/20	3,000	3,356
4% 7/1/42	7,000	6,850
5.875% 7/15/16	2,100	2,457
7% 1/15/38	3,100	4,421
		26,021
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,675
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,269
5.875% 12/16/36	4,700	5,963
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,533
4.625% 4/15/20	2,000	2,313
4.65% 4/15/42	6,500	6,822
5.8% 4/15/40	2,000	2,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.:
1.5% 11/2/17 (b)	$ 4,775	$ 4,786
2.75% 11/2/22 (b)	5,725	5,623
4% 11/2/32 (b)	1,900	1,898
4.15% 11/2/42 (b)	1,900	1,847
		55,175
TOTAL CONSUMER DISCRETIONARY		246,972
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,454
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,723
2.625% 1/17/23	2,825	2,798
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,002
2.5% 7/15/22	8,625	8,459
4.125% 1/15/15	5,700	6,073
5.375% 1/15/20	1,500	1,810
8.2% 1/15/39	2,800	4,484
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,720
5.75% 10/23/17	5,185	6,214
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,799
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,861
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,808
3.6% 8/13/42	3,000	2,781
4.875% 11/1/40	2,300	2,611
7.9% 11/1/18	6,000	8,025
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,867
3.15% 11/15/20	3,700	4,001
		96,490
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,316
6.125% 9/15/39	1,000	1,262
Kroger Co. 3.9% 10/1/15	9,000	9,670
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. 5% 8/15/19	$ 1,000	$ 1,092
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,133
3.2% 5/15/14	10,000	10,342
5.625% 4/1/40	2,000	2,513
5.625% 4/15/41	4,600	5,813
6.5% 8/15/37	8,275	11,313
Walgreen Co.:
1.8% 9/15/17	1,900	1,927
3.1% 9/15/22	2,850	2,861
		61,242
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,529
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,742
3.2% 1/25/23	5,675	5,663
5.875% 4/15/14	4,000	4,219
General Mills, Inc. 5.65% 2/15/19	13,501	16,343
Kellogg Co.:
3.125% 5/17/22	1,875	1,927
3.25% 5/21/18	2,800	3,038
4.45% 5/30/16	2,000	2,209
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,927
5% 6/4/42	2,825	3,084
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,629
6.75% 2/19/14	535	565
6.875% 2/1/38	5,250	7,071
		64,946
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,219
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,160
2.3% 2/6/22	4,700	4,725
3.15% 9/1/15	4,500	4,796
		19,900
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	$ 9,780	$ 9,343
9.7% 11/10/18	2,049	2,860
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,533
4.5% 3/26/20	2,000	2,303
4.875% 5/16/13	8,937	9,019
5.65% 5/16/18	6,789	8,193
6.375% 5/16/38	1,450	1,871
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,318
6.75% 6/15/17	2,899	3,501
7.25% 6/15/37	7,220	9,444
		52,385
TOTAL CONSUMER STAPLES		294,963
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,353
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,649
Halliburton Co.:
6.15% 9/15/19	2,000	2,518
7.45% 9/15/39	1,500	2,210
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,774
3.05% 3/1/16	1,020	1,063
4.625% 3/1/21	1,340	1,462
5.25% 3/15/42	3,100	3,130
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,770
5.15% 3/15/13	2,255	2,258
7% 3/15/38	5,580	6,357
		31,544
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,280
6.2% 3/15/40	2,000	2,430
6.45% 9/15/36	2,675	3,282
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp. 5.1% 9/1/40	$ 3,000	$ 3,254
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,128
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,343
6.25% 3/15/38	6,850	8,361
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,695
6.75% 11/15/39	2,000	2,636
Chevron Corp. 1.104% 12/5/17	5,700	5,714
ConocoPhillips:
4.6% 1/15/15	3,000	3,225
5.75% 2/1/19	2,902	3,553
6.5% 2/1/39	7,529	10,357
DCP Midstream Operating LP 2.5% 12/1/17	5,700	5,764
Devon Energy Corp. 5.625% 1/15/14	2,321	2,420
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,072
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,202
5.875% 12/15/16	1,000	1,155
6.5% 4/15/18	1,000	1,195
Encana Corp.:
3.9% 11/15/21	4,900	5,172
6.5% 2/1/38	5,000	5,984
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,019
Energy Transfer Partners LP 3.6% 2/1/23	8,550	8,547
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,146
4.85% 8/15/42	2,500	2,553
5.6% 10/15/14	1,937	2,084
5.65% 4/1/13	690	692
5.7% 2/15/42	2,000	2,264
6.65% 4/15/18	2,000	2,471
7.55% 4/15/38	2,000	2,726
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,218
Hess Corp. 5.6% 2/15/41	3,400	3,612
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	2,000	2,027
3.95% 9/1/22	7,000	7,426
5% 12/15/13	5,000	5,173
5% 3/1/43	1,000	1,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
5.625% 9/1/41	$ 1,000	$ 1,095
6.55% 9/15/40	3,000	3,667
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,664
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,068
5.125% 3/1/21	1,000	1,164
6.5% 3/1/41	1,000	1,257
Nexen, Inc.:
5.2% 3/10/15	900	973
5.875% 3/10/35	3,710	4,432
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,054
2.7% 2/15/23	6,000	6,054
3.125% 2/15/22	2,000	2,108
ONEOK Partners LP 3.375% 10/1/22	5,000	4,968
Petro-Canada:
6.05% 5/15/18	3,650	4,410
6.8% 5/15/38	8,445	11,159
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,488
6.75% 1/27/41	3,650	4,210
7.875% 3/15/19	12,228	14,969
Petroleos Mexicanos:
3.5% 1/30/23 (b)	1,850	1,813
4.875% 1/24/22	18,010	19,784
5.5% 6/27/44	1,000	1,023
5.5% 6/27/44 (b)	7,600	7,771
Phillips 66 5.875% 5/1/42	9,500	11,302
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,153
5.75% 1/15/20	1,000	1,198
6.125% 1/15/17	1,795	2,100
6.65% 1/15/37	2,795	3,597
Shell International Finance BV:
1.125% 8/21/17	1,375	1,379
1.875% 3/25/13	7,000	7,006
2.375% 8/21/22	3,000	2,968
6.375% 12/15/38	4,200	5,807
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
StatoilHydro ASA:
1.2% 1/17/18	$ 5,575	$ 5,578
2.9% 10/15/14	1,500	1,558
5.1% 8/17/40	2,000	2,351
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,632
6.85% 6/1/39	2,000	2,683
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	7,654
5.85% 2/1/37	5,000	5,359
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,650
Total Capital International SA:
1.55% 6/28/17	5,000	5,069
2.7% 1/25/23	1,900	1,907
2.875% 2/17/22	4,175	4,319
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,899
3.4% 6/1/15	1,000	1,060
6.1% 6/1/40	6,700	8,642
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,742
Valero Energy Corp. 6.625% 6/15/37	5,420	6,653
Western Gas Partners LP 4% 7/1/22	3,000	3,107
Williams Partners LP 3.35% 8/15/22	2,800	2,783
XTO Energy, Inc.:
5% 1/31/15	1,733	1,884
5.65% 4/1/16	1,189	1,370
		378,087
TOTAL ENERGY		409,631
FINANCIALS - 8.8%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,284
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,052
4.25% 5/24/21	6,500	7,302
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,911
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,081
3.3% 5/3/15	2,225	2,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.625% 2/7/16	$ 5,000	$ 5,317
3.625% 1/22/23	4,000	4,040
5.25% 7/27/21	4,500	5,123
5.625% 1/15/17	7,000	7,872
5.75% 1/24/22	4,300	5,046
5.95% 1/18/18	3,000	3,509
6% 6/15/20	1,650	1,969
6.15% 4/1/18	7,451	8,805
6.75% 10/1/37	14,860	16,853
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,082
Lazard Group LLC:
6.85% 6/15/17	3,804	4,384
7.125% 5/15/15	1,364	1,512
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,687
6.875% 4/25/18	6,991	8,476
7.75% 5/14/38	4,175	5,641
Morgan Stanley:
2.875% 1/24/14	5,000	5,093
2.875% 7/28/14	1,000	1,025
4.2% 11/20/14	7,250	7,598
4.75% 4/1/14	4,287	4,435
5.45% 1/9/17	236	264
5.5% 7/28/21	3,400	3,903
5.625% 9/23/19	2,000	2,314
5.75% 1/25/21	5,000	5,798
5.95% 12/28/17	5,745	6,653
6% 5/13/14	3,242	3,425
6% 4/28/15	5,666	6,185
6.375% 7/24/42	2,900	3,544
6.625% 4/1/18	5,055	6,016
7.25% 4/1/32	1,000	1,288
7.3% 5/13/19	3,000	3,722
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,479
State Street Corp. 2.875% 3/7/16	3,340	3,562
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,025
2.3% 7/28/16	1,000	1,042
5.45% 5/15/19	2,000	2,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
2.25% 1/28/14	$ 756	$ 767
3.875% 1/15/15	1,163	1,237
5.75% 4/25/18	830	987
5.875% 12/20/17	2,034	2,436
		200,475
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	736
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,871
Bank of America NA:
5.3% 3/15/17	3,500	3,923
6% 10/15/36	2,419	2,937
Bank of Montreal 1.4% 9/11/17	2,875	2,879
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,140
4.375% 1/13/21	1,000	1,142
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,995
5.2% 7/10/14	2,000	2,118
BB&T Corp.:
1.6% 8/15/17	5,700	5,775
2.05% 4/28/14	2,000	2,033
BNP Paribas 3.6% 2/23/16	10,380	11,043
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Capital One Bank (USA) NA 3.375% 2/15/23	2,424	2,440
Comerica, Inc. 3% 9/16/15	1,268	1,335
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,791
1.9% 9/18/17	4,750	4,862
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,747
4.375% 6/15/22	10,300	11,166
Credit Suisse 6% 2/15/18	15,651	18,058
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,063
Discover Bank 2% 2/21/18	7,375	7,400
European Investment Bank:
1.625% 6/15/17	4,640	4,781
1.75% 3/15/17	5,000	5,187
2.875% 9/15/20	9,000	9,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 12,463
5% 4/11/22	6,170	7,155
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,722
3.625% 1/25/16	2,000	2,144
4.5% 6/1/18	824	917
8.25% 3/1/38	2,079	2,902
Fifth Third Bank 4.75% 2/1/15	3,422	3,660
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,560
5.1% 4/5/21	2,800	3,262
6.5% 9/15/37	10,500	13,170
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,118
1% 9/15/16	9,000	9,132
2.375% 5/26/15	12,300	12,852
JPMorgan Chase Bank 6% 10/1/17	7,075	8,377
KeyBank NA 5.8% 7/1/14	1,109	1,183
KeyCorp. 3.75% 8/13/15	7,000	7,482
Nordic Investment Bank 0.5% 4/14/16	8,450	8,451
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,937
6.7% 6/10/19	2,500	3,180
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,032
3.95% 11/9/22	5,300	5,388
4.5% 1/11/21	1,000	1,116
5.25% 5/24/41	3,000	3,449
Regions Bank 7.5% 5/15/18	2,000	2,440
Royal Bank of Canada 2.3% 7/20/16	5,500	5,752
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,259
2.5% 7/14/16	1,200	1,260
U.S. Bancorp:
3.15% 3/4/15	5,000	5,262
4.125% 5/24/21	3,000	3,364
UnionBanCal Corp. 5.25% 12/16/13	656	680
Wachovia Bank NA 6.6% 1/15/38	10,000	13,386
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,113
5.625% 10/15/16	3,367	3,855
5.75% 6/15/17	2,905	3,419
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,054
2.1% 5/8/17	2,725	2,816
3.45% 2/13/23	3,675	3,723
5.625% 12/11/17	5,972	7,092
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,017
1.85% 12/9/13	9,800	9,912
2% 8/14/17	5,000	5,142
4.875% 11/19/19	3,700	4,342
		366,706
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	11,172
7% 3/19/18	5,750	7,200
7.25% 5/20/14	1,500	1,617
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,998
2.75% 9/15/15	5,000	5,230
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,554
7.375% 5/23/14	1,578	1,702
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,645
2% 4/5/13	8,104	8,115
2.75% 6/24/15	1,500	1,571
2.85% 6/1/22	4,000	4,080
Discover Financial Services:
5.2% 4/27/22	1,000	1,132
6.45% 6/12/17	2,263	2,658
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,818
2.75% 5/15/15	11,400	11,647
3% 6/12/17	3,000	3,076
4.25% 2/3/17	7,600	8,136
4.25% 9/20/22	1,800	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.875% 8/2/21	$ 11,375	$ 12,974
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,559
2.25% 11/9/15	6,228	6,454
2.95% 5/9/16	11,691	12,370
3.5% 6/29/15	12,081	12,817
4.65% 10/17/21	7,000	7,903
5.625% 9/15/17	7,044	8,298
5.625% 5/1/18	15,000	17,789
5.875% 1/14/38	4,000	4,700
6.375% 11/15/67 (e)	9,000	9,518
6.875% 1/10/39	4,000	5,275
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,485
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,556
1.6% 3/3/14	8,400	8,501
2.25% 4/17/19	10,250	10,636
2.8% 1/27/23	5,000	5,063
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,784
1% 2/17/15	1,600	1,614
2.05% 1/12/17	9,000	9,319
		238,822
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,830
5% 5/13/21	4,000	4,514
5.7% 1/24/22	6,250	7,395
5.75% 12/1/17	5,855	6,777
5.875% 1/5/21	6,640	7,890
6.5% 8/1/16	15,000	17,310
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,903
3.125% 10/1/15	2,500	2,648
3.245% 5/6/22	7,750	7,974
3.875% 3/10/15	2,000	2,125
4.5% 10/1/20	2,000	2,274
4.75% 3/10/19	1,000	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
2.25% 8/7/15	$ 1,800	$ 1,839
2.65% 3/2/15	13,899	14,270
3.375% 3/1/23	6,000	6,061
3.953% 6/15/16	1,450	1,559
4.75% 5/19/15	15,244	16,360
5.875% 1/30/42	4,500	5,481
6.125% 5/15/18	1,769	2,117
6.125% 8/25/36	3,650	4,134
6.5% 8/19/13	6,095	6,260
8.125% 7/15/39	8,000	11,880
8.5% 5/22/19	1,688	2,263
CME Group, Inc. 5.75% 2/15/14	501	525
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,106
3.875% 8/18/14	5,000	5,222
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,422
6.375% 5/15/38	7,218	9,788
International Finance Corp.:
2.25% 4/11/16	5,700	6,013
2.75% 4/20/15	6,625	6,960
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,342
2% 8/15/17	7,000	7,147
3.15% 7/5/16	1,500	1,588
3.25% 9/23/22	4,000	4,038
3.4% 6/24/15	10,710	11,317
3.7% 1/20/15	5,000	5,266
4.35% 8/15/21	2,000	2,206
4.5% 1/24/22	13,000	14,474
4.625% 5/10/21	1,500	1,695
5.5% 10/15/40	5,700	6,782
5.6% 7/15/41	1,500	1,810
6.3% 4/23/19	10,000	12,251
KfW:
0.5% 4/19/16	8,000	7,994
1% 1/12/15	38,700	39,137
2.125% 1/17/23	12,000	11,896
4% 1/27/20	3,000	3,476
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 30,270
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,330
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,895
TECO Finance, Inc. 4% 3/15/16	2,875	3,097
		384,069
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,729
Allstate Corp.:
5.95% 4/1/36	3,100	3,931
6.2% 5/16/14	4,000	4,263
7.45% 5/16/19	3,000	3,938
American International Group, Inc.:
3.65% 1/15/14	3,700	3,796
3.8% 3/22/17	16,400	17,809
4.875% 9/15/16	5,400	6,035
4.875% 6/1/22	9,000	10,209
5.05% 10/1/15	3,000	3,297
5.85% 1/16/18	2,000	2,353
6.4% 12/15/20	2,900	3,608
8.25% 8/15/18	4,000	5,214
Aon Corp. 3.125% 5/27/16	8,000	8,443
Assurant, Inc. 5.625% 2/15/14	1,894	1,975
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	590
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,937
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,636
4.5% 2/11/43	2,000	2,014
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,474
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,131
MetLife, Inc.:
2.375% 2/6/14	3,000	3,052
4.125% 8/13/42	3,900	3,708
5% 6/15/15	1,153	1,262
5.875% 2/6/41	2,400	2,945
7.717% 2/15/19	9,000	11,753
Prudential Financial, Inc.:
5.4% 6/13/35	447	482
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.5% 3/15/16	$ 421	$ 473
5.625% 5/12/41	2,000	2,278
5.7% 12/14/36	380	434
6.2% 1/15/15	1,340	1,468
6.2% 11/15/40	2,400	2,926
7.375% 6/15/19	3,000	3,847
8.875% 6/15/38 (e)	2,944	3,588
The Chubb Corp.:
5.75% 5/15/18	4,175	5,101
6.5% 5/15/38	3,510	4,801
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,146
		161,646
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,278
DDR Corp. 4.625% 7/15/22	1,900	2,054
Duke Realty LP:
5.4% 8/15/14	5,172	5,463
5.95% 2/15/17	630	720
6.25% 5/15/13	1,000	1,011
6.5% 1/15/18	1,000	1,187
Federal Realty Investment Trust 3% 8/1/22	4,750	4,698
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,492
3.75% 3/15/23	2,660	2,685
HRPT Properties Trust:
5.75% 11/1/15	881	956
6.25% 6/15/17	1,221	1,334
6.65% 1/15/18	612	696
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,269
		26,843
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,142
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,826
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,130
ERP Operating LP 4.625% 12/15/21	5,700	6,400
Liberty Property LP:
3.375% 6/15/23	2,775	2,744
4.75% 10/1/20	1,000	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15	$ 840	$ 900
5.5% 12/15/16	1,000	1,133
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,876
4.5% 4/18/22	4,210	4,480
Regency Centers LP:
5.25% 8/1/15	2,113	2,303
5.875% 6/15/17	1,046	1,204
Simon Property Group LP:
2.8% 1/30/17	4,700	4,960
4.125% 12/1/21	3,200	3,533
4.2% 2/1/15	1,820	1,923
5.65% 2/1/20	4,300	5,186
Tanger Properties LP:
6.125% 6/1/20	4,408	5,400
6.15% 11/15/15	24	27
Ventas Realty LP 2% 2/15/18	4,750	4,763
		59,032
TOTAL FINANCIALS		1,437,593
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,164
2.5% 11/15/16	2,000	2,100
3.875% 11/15/21	9,600	10,444
5.15% 11/15/41	11,150	12,214
5.85% 6/1/17	2,928	3,466
		31,388
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,473
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,449
4.125% 3/15/21	2,800	3,133
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,041
		10,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	$ 1,958	$ 1,965
4.125% 6/1/21	7,000	7,692
4.125% 11/15/42	4,411	4,242
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,789
4.35% 11/1/42	2,000	2,014
CIGNA Corp. 4% 2/15/22	4,600	4,970
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,016
6.3% 8/15/14	3,584	3,847
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,206
3.9% 2/15/22	10,400	11,084
Express Scripts, Inc.:
6.25% 6/15/14	2,000	2,137
7.25% 6/15/19	2,000	2,555
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,968
McKesson Corp. 0.95% 12/4/15	2,850	2,859
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,090
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,885
4.375% 3/15/42	11,800	11,933
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,587
1.875% 1/15/18	2,000	2,021
3.3% 1/15/23	2,000	2,024
4.625% 5/15/42	2,600	2,608
4.65% 1/15/43	2,000	2,023
5% 12/15/14	7,200	7,734
5.8% 8/15/40	4,000	4,705
		96,954
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,108
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (b)	5,700	5,747
1.75% 11/6/17 (b)	5,700	5,772
2.9% 11/6/22 (b)	5,700	5,698
4.4% 11/6/42 (b)	4,775	4,858
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,418
6.45% 9/15/37	3,250	4,287
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,503
5.45% 5/1/18	2,905	3,490
Hospira, Inc. 6.4% 5/15/15	2,000	2,216
Johnson & Johnson:
1.2% 5/15/14	4,700	4,750
4.85% 5/15/41	4,260	5,091
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,046
2.4% 9/15/22	2,000	1,977
3.6% 9/15/42	2,000	1,920
3.875% 1/15/21	1,000	1,115
4% 6/30/15	3,000	3,239
5% 6/30/19	5,970	7,130
5.85% 6/30/39	1,000	1,308
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,714
3.7% 9/21/42	2,825	2,762
4.125% 2/10/14	12,903	13,345
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,379
6.2% 3/15/19	4,000	5,035
7.2% 3/15/39	5,400	8,022
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,673
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,070
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,275	3,303
3.25% 10/1/22	11,000	11,094
4.625% 10/1/42	3,000	3,028
5% 8/15/14	1,000	1,058
6.125% 8/15/19	1,000	1,215
Wyeth 5.5% 2/1/14	5,400	5,645
Zoetis, Inc.:
1.875% 2/1/18 (b)	1,000	1,004
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (b)	$ 1,000	$ 1,006
4.7% 2/1/43 (b)	1,000	1,025
		140,943
TOTAL HEALTH CARE		280,489
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,681
General Dynamics Corp. 2.25% 7/15/16	2,400	2,510
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,748
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,119
4.85% 9/15/41	2,700	2,826
Raytheon Co.:
3.125% 10/15/20	2,000	2,110
4.875% 10/15/40	1,000	1,126
The Boeing Co.:
5% 3/15/14	3,000	3,139
6% 3/15/19	1,000	1,234
6.875% 3/15/39	3,300	4,699
United Technologies Corp.:
3.1% 6/1/22	2,875	3,008
4.5% 4/15/20	4,000	4,647
4.5% 6/1/42	3,000	3,227
5.7% 4/15/40	2,000	2,507
6.125% 2/1/19	4,000	5,003
		45,584
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,043
6.2% 1/15/38	2,500	3,373
		7,416
Airlines - 0.0%
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,853
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 2,220	$ 2,378
6.9% 7/2/19	626	667
		7,898
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,759
Waste Management, Inc. 2.9% 9/15/22	6,675	6,574
		11,333
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,955
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,246
6% 10/15/17	2,902	3,490
6.55% 10/15/37	4,250	5,768
Danaher Corp.:
1.3% 6/23/14	2,900	2,930
3.9% 6/23/21	2,900	3,232
General Electric Co. 5.25% 12/6/17	18,540	21,746
		43,367
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,056
5.3% 9/15/35	7,000	8,301
Deere & Co. 5.375% 10/16/29	1,000	1,241
		15,598
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,835
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,245
4.375% 9/1/42	4,500	4,559
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,204
CSX Corp.:
4.1% 3/15/44	6,775	6,372
7.375% 2/1/19	10,000	12,820
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,667
3.25% 12/1/21	5,000	5,214
3.95% 10/1/42	1,900	1,818
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.: - continued
5.75% 1/15/16	$ 10,000	$ 11,328
Union Pacific Corp. 4.75% 9/15/41	2,800	3,074
		74,136
TOTAL INDUSTRIALS		205,332
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,124
4.45% 1/15/20	2,000	2,308
4.95% 2/15/19	3,479	4,118
5.9% 2/15/39	12,416	15,718
		25,268
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,038
3.3% 12/9/16	5,250	5,448
4.3% 6/1/21	2,780	2,783
4.75% 6/2/14	8,300	8,663
6% 9/15/41	1,500	1,523
		20,455
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,052
6.55% 10/1/17	2,338	2,795
7.125% 10/1/37	2,475	3,191
		9,038
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,506
Google, Inc.:
1.25% 5/19/14	4,720	4,775
3.625% 5/19/21	3,780	4,187
		18,468
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,363
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.: - continued
1.95% 7/22/16	$ 1,500	$ 1,558
7.625% 10/15/18	13,000	17,229
		30,150
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,052
4.5% 5/15/21	4,000	4,229
5.625% 12/15/19	1,000	1,134
8.25% 5/15/14	3,902	4,228
		10,643
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,104
2.95% 6/1/14	2,000	2,066
4.2% 6/1/19	2,000	2,301
5.3% 2/8/41	1,500	1,842
Oracle Corp.:
5.375% 7/15/40	4,000	4,829
5.75% 4/15/18	7,400	8,958
		22,100
TOTAL INFORMATION TECHNOLOGY		136,122
MATERIALS - 1.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,146
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,207
3.625% 1/15/21	5,000	5,461
4.625% 1/15/20	3,000	3,466
Ecolab, Inc.:
1% 8/9/15	4,750	4,775
1.45% 12/8/17	6,650	6,620
Lubrizol Corp. 8.875% 2/1/19	919	1,280
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,118
3.75% 9/30/15	2,000	2,143
4.875% 3/30/20	1,500	1,721
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.: - continued
5.625% 12/1/40	$ 1,800	$ 2,133
Praxair, Inc.:
2.45% 2/15/22	4,650	4,637
3.25% 9/15/15	3,200	3,403
The Dow Chemical Co.:
4.125% 11/15/21	7,700	8,322
5.9% 2/15/15	2,500	2,744
7.6% 5/15/14	1,318	1,425
8.55% 5/15/19	2,358	3,183
9.4% 5/15/39	3,000	4,757
		65,541
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,069
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,196
6.8% 8/1/19	3,000	3,621
		6,817
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,992
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,257
5.25% 4/1/42	4,500	4,688
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,561
5.5% 4/1/14	2,500	2,636
6.5% 4/1/19	2,500	3,191
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (b)	5,675	5,674
3.1% 3/15/20 (b)	3,800	3,799
3.55% 3/1/22	5,125	5,100
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,162
6.25% 10/1/39	1,600	1,899
Rio Tinto Finance (USA) Ltd.:
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,431
5.2% 11/2/40	1,000	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
6.5% 7/15/18	$ 1,398	$ 1,734
7.125% 7/15/28	2,000	2,750
8.95% 5/1/14	4,000	4,378
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,981
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,191
5.2% 3/1/42	5,200	5,081
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,083
6.25% 1/23/17	9,395	10,747
		99,741
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,905
TOTAL MATERIALS		187,073
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,566
AT&T, Inc.:
2.4% 8/15/16	12,800	13,394
4.35% 6/15/45 (b)	24,760	23,303
5.55% 8/15/41	7,300	8,235
5.8% 2/15/19	4,000	4,826
6.3% 1/15/38	838	1,021
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	169
British Telecommunications PLC:
2% 6/22/15	7,000	7,177
9.625% 12/15/30	4,515	7,015
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,389
6.45% 6/15/21	5,250	5,601
7.6% 9/15/39	2,500	2,456
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,468
5.875% 8/20/13	10,000	10,238
6.75% 8/20/18	3,595	4,453
France Telecom SA:
2.125% 9/16/15	1,000	1,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA: - continued
5.375% 7/8/19	$ 4,000	$ 4,658
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,293
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,289
5.25% 10/1/15	4,571	4,796
6.999% 6/4/18	1,776	2,011
7.175% 6/18/19	6,000	6,835
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,974
4.949% 1/15/15	3,000	3,150
5.462% 2/16/21	2,700	2,847
5.877% 7/15/19	2,000	2,180
6.421% 6/20/16	1,151	1,264
7.045% 6/20/36	2,600	2,750
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,502
2% 11/1/16	9,600	9,952
4.75% 11/1/41	1,000	1,031
6.25% 4/1/37	3,121	3,863
6.35% 4/1/19	6,000	7,435
6.9% 4/15/38	6,025	7,960
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,783
		181,914
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,250
6.125% 11/15/37	8,365	10,018
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,657
4.75% 10/1/14	4,500	4,770
5.875% 10/1/19	2,905	3,428
6.35% 3/15/40	1,000	1,103
6.375% 3/1/41	2,100	2,305
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,452
8.5% 11/15/18	3,486	4,720
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,977
1.5% 2/19/18	7,700	7,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
2.5% 9/26/22	$ 3,000	$ 2,887
2.875% 3/16/16	440	465
3.375% 11/24/15	1,000	1,067
5% 12/16/13	2,275	2,356
5.45% 6/10/19	6,000	7,155
		64,299
TOTAL TELECOMMUNICATION SERVICES		246,213
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co. 5.2% 6/1/41	3,850	4,550
AmerenUE:
3.9% 9/15/42	3,700	3,696
6.4% 6/15/17	2,959	3,585
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,013
2.95% 12/15/22	4,000	3,985
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,470
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,805
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,221
8.875% 11/15/18	2,000	2,667
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,482
3.4% 9/1/21	1,000	1,079
5.8% 3/15/18	9,945	12,009
Detroit Edison Co. 2.65% 6/15/22	8,000	8,116
Duke Capital LLC 5.668% 8/15/14	2,036	2,172
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,765
5.25% 1/15/18	4,355	5,163
6% 1/15/38	3,450	4,430
Duke Energy Corp. 3.95% 9/15/14	4,500	4,719
Edison International 3.75% 9/15/17	3,000	3,260
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,614
6.8% 8/15/39	3,500	4,154
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec:
1.375% 6/19/17	$ 1,000	$ 1,015
2% 6/30/16	7,310	7,612
Mississippi Power Co. 4.25% 3/15/42	1,840	1,869
Nevada Power Co. 6.5% 8/1/18	1,555	1,944
Northern States Power Co.:
3.4% 8/15/42	2,000	1,840
5.25% 3/1/18	10,500	12,582
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,949
3.75% 8/15/42	5,900	5,591
5.4% 1/15/40	4,000	4,800
PacifiCorp 6% 1/15/39	6,193	8,110
Pennsylvania Electric Co. 6.05% 9/1/17	757	884
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,211
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,113
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,965
6% 12/1/39	3,200	3,882
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,090
3.65% 9/1/42	2,825	2,742
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,581
Southern California Edison Co. 4.5% 9/1/40	7,190	7,855
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,386
6.55% 5/15/36	5,500	7,652
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,952
6% 5/15/37	2,000	2,614
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,428
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,173
		206,606
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,279
Southern California Gas Co. 3.75% 9/15/42	2,000	1,973
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	512
		3,764
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,572
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,698
		9,270
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	3,364	4,050
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,363
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,315
5.5% 12/1/39	2,500	3,109
Consumers Energy Co. 2.85% 5/15/22	6,650	6,849
Delmarva Power & Light 4% 6/1/42	4,000	4,072
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,036
2.611% 9/30/66 (e)	1,000	934
4.9% 8/1/41	2,000	2,222
7.5% 6/30/66 (e)	1,000	1,110
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,522
6.5% 9/15/37	7,605	9,978
National Grid PLC 6.3% 8/1/16	1,463	1,701
NiSource Finance Corp.:
5.25% 9/15/17	835	960
5.4% 7/15/14	1,334	1,415
5.45% 9/15/20	5,111	5,993
6.25% 12/15/40	2,453	2,929
6.4% 3/15/18	1,532	1,839
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,118
Sempra Energy:
2.875% 10/1/22	3,000	2,993
6% 10/15/39	1,000	1,248
6.5% 6/1/16	3,000	3,506
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,589
		69,851
TOTAL UTILITIES		289,491
TOTAL NONCONVERTIBLE BONDS (Cost $3,403,966)		3,733,879
U.S. Government and Government Agency Obligations - 42.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.5% 8/9/13	$ 9,861	$ 9,876
0.5% 3/30/16	28,500	28,518
0.875% 8/28/14	68,669	69,298
0.875% 10/26/17	32,907	33,043
Federal Farm Credit Bank 3% 9/22/14	50,000	52,162
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,108
0.375% 1/29/14	20,085	20,117
1% 6/21/17	35,300	35,681
5% 11/17/17	33,300	39,786
Freddie Mac:
0.75% 3/28/13	31,355	31,369
1% 8/27/14	13,211	13,368
1% 6/29/17	2,660	2,692
1% 9/29/17	32,075	32,363
1.75% 9/10/15	20,385	21,080
2.375% 1/13/22	13,000	13,508
3.75% 3/27/19	2,300	2,645
4.875% 6/13/18	66,960	80,284
6.25% 7/15/32	7,700	11,182
6.75% 3/15/31	26,000	39,172
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,706
5.375% 4/1/56	5,395	7,013
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		578,971
U.S. Treasury Obligations - 38.7%
U.S. Treasury Bonds:
2.75% 8/15/42	34,040	31,742
2.75% 11/15/42	49,295	45,906
3.5% 2/15/39	12,115	13,256
3.875% 8/15/40	30,080	35,006
4.25% 5/15/39	26,000	32,143
4.25% 11/15/40	811	1,003
4.375% 2/15/38	8,200	10,309
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,089
4.375% 5/15/41	57,765	72,883
4.5% 2/15/36	18,000	22,978
4.5% 5/15/38	15,000	19,214
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 8/15/39	$ 39,000	$ 50,091
4.625% 2/15/40	21,500	28,158
4.75% 2/15/37	11,000	14,556
4.75% 2/15/41	54,830	73,249
5% 5/15/37	11,000	15,060
5.375% 2/15/31	79,770	111,055
6.25% 5/15/30	86,360	130,458
8.75% 5/15/17	8,000	10,718
8.875% 8/15/17	5,000	6,814
8.875% 2/15/19	6,960	10,167
9% 11/15/18	4,000	5,811
9.125% 5/15/18	3,000	4,280
U.S. Treasury Notes:
0.125% 7/31/14	83,940	83,845
0.25% 3/31/14	27,330	27,348
0.25% 4/30/14	76,750	76,798
0.25% 5/31/14	26,740	26,755
0.25% 9/15/14	31,800	31,816
0.25% 9/30/14	17,750	17,758
0.25% 10/31/14	91,460	91,503
0.25% 12/15/14	13,480	13,485
0.25% 1/15/15	86,410	86,430
0.25% 2/15/15	156,970	156,970
0.25% 5/15/15	34,110	34,097
0.25% 7/15/15	43,300	43,259
0.25% 8/15/15	68,575	68,500
0.25% 9/15/15	40,400	40,346
0.25% 10/15/15	95,560	95,411
0.25% 12/15/15	76,440	76,279
0.375% 11/15/14	62,560	62,716
0.375% 3/15/15	36,320	36,408
0.375% 4/15/15	5,240	5,253
0.375% 6/15/15	56,410	56,538
0.375% 11/15/15	139,170	139,398
0.375% 1/15/16	54,106	54,169
0.375% 2/15/16	91,200	91,278
0.5% 8/15/14	113,810	114,295
0.5% 10/15/14	81,350	81,725
0.5% 7/31/17	44,635	44,356
0.625% 7/15/14	130,240	130,978
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 5/31/17	$ 60,000	$ 60,056
0.625% 9/30/17	59,465	59,321
0.625% 11/30/17	27,735	27,631
0.75% 6/15/14	72,190	72,695
0.75% 10/31/17	32,870	32,952
0.875% 11/30/16	43,120	43,723
0.875% 12/31/16	12,063	12,228
0.875% 1/31/17	54,880	55,600
0.875% 2/28/17	109,294	110,694
0.875% 1/31/18	9,310	9,367
0.875% 7/31/19	6,455	6,360
1% 5/15/14	44,750	45,180
1% 8/31/16	100,010	101,909
1% 9/30/16	46,030	46,904
1% 10/31/16	86,750	88,383
1% 3/31/17	45,115	45,901
1% 6/30/19	22,010	21,888
1.125% 5/31/19	7,650	7,678
1.25% 3/15/14	330	334
1.25% 4/15/14	51,073	51,678
1.25% 8/31/15	76,590	78,409
1.25% 9/30/15	6,000	6,146
1.25% 10/31/15	39,660	40,642
1.25% 4/30/19	4,550	4,606
1.25% 10/31/19	46,950	47,214
1.375% 9/30/18	156,220	160,211
1.375% 2/28/19	98,500	100,632
1.375% 1/31/20	31,420	31,724
1.5% 6/30/16	86,270	89,350
1.5% 7/31/16	31,340	32,476
1.5% 8/31/18	215,460	222,547
1.5% 3/31/19	12,800	13,161
1.625% 8/15/22	120,674	118,741
1.625% 11/15/22	90,316	88,467
1.75% 3/31/14	950	966
1.75% 7/31/15	53,000	54,855
1.75% 5/31/16	13,840	14,441
1.75% 10/31/18	10	10
1.875% 2/28/14	1,660	1,688
1.875% 4/30/14	23,821	24,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15	$ 60,900	$ 63,169
1.875% 9/30/17	11,325	11,938
1.875% 10/31/17	40,860	43,079
2% 4/30/16	49,100	51,586
2% 2/15/23	55,740	56,324
2.125% 5/31/15	86,030	89,599
2.125% 12/31/15	18,710	19,654
2.125% 2/29/16	145,700	153,383
2.125% 8/15/21	90,750	94,607
2.25% 5/31/14	20,570	21,093
2.25% 3/31/16	54,000	57,109
2.25% 11/30/17	11,000	11,794
2.375% 2/28/15	9,084	9,467
2.5% 3/31/15	52,000	54,429
2.5% 4/30/15	50,580	53,018
2.625% 6/30/14	31,801	32,822
2.625% 7/31/14	11,830	12,234
2.625% 12/31/14	49,640	51,812
2.625% 2/29/16	13,600	14,518
2.625% 4/30/18	10,200	11,144
2.625% 8/15/20	141,000	153,822
2.625% 11/15/20	94,180	102,575
2.75% 11/30/16	25,000	27,080
2.75% 12/31/17	3,000	3,290
3% 8/31/16	12,402	13,498
3% 9/30/16	22,000	23,975
3.125% 10/31/16	23,900	26,191
3.125% 5/15/21	50,876	57,208
3.25% 5/31/16	14,200	15,505
3.25% 12/31/16	25,000	27,586
3.375% 11/15/19	27,740	31,745
3.5% 2/15/18	4,000	4,535
3.5% 5/15/20	81,800	94,377
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	69,229
3.625% 2/15/21	39,800	46,317
3.875% 5/15/18	8,000	9,251
4% 2/15/15	9,600	10,303
4% 8/15/18	22,000	25,713
4.125% 5/15/15	19,300	20,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17	$ 16,000	$ 18,638
4.5% 5/15/17	13,000	15,113
4.625% 11/15/16	15,000	17,273
4.625% 2/15/17	14,000	16,232
5.125% 5/15/16	13,100	15,068
TOTAL U.S. TREASURY OBLIGATIONS		6,332,089
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,615,271)		6,911,060
U.S. Government Agency - Mortgage Securities - 31.8%

Fannie Mae - 20.8%
2.5% 3/1/27 to 1/1/28	24,890	25,871
2.5% 3/1/28 (d)	63,700	66,164
2.5% 3/1/28 (d)	22,400	23,266
2.5% 3/1/28 (d)	24,000	24,928
2.5% 3/1/28 (d)	25,000	25,967
2.661% 11/1/34 (e)	19,208	20,189
3% 11/1/20 to 1/1/43	154,242	162,332
3% 5/1/22	3,169	3,349
3% 3/1/28 (d)	17,000	17,895
3% 3/1/28 (d)	6,000	6,316
3% 1/1/43	3,743	3,882
3% 1/1/43	1,916	1,990
3% 3/1/43 (d)	26,400	27,335
3% 3/1/43 (d)	89,800	92,980
3% 3/1/43 (d)	46,400	48,043
3% 3/1/43 (d)	24,400	25,264
3% 3/1/43 (d)	24,400	25,264
3% 3/1/43 (d)	12,800	13,253
3% 3/1/43 (d)	29,800	30,855
3% 4/1/43 (d)	26,400	27,268
3% 4/1/43 (d)	36,100	37,287
3% 4/1/43 (d)	24,400	25,202
3% 4/1/43 (d)	24,400	25,202
3% 4/1/43 (d)	14,900	15,390
3% 4/1/43 (d)	14,900	15,390
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (d)	$ 57,000	$ 58,874
3.071% 4/1/41 (e)	14,690	15,441
3.5% 10/1/18 to 3/1/43	387,932	411,182
3.5% 3/1/28 (d)	5,000	5,301
3.5% 3/1/28 (d)	2,000	2,120
3.5% 7/1/42	28	29
3.5% 7/1/42	342	363
3.5% 8/1/42	422	448
3.5% 8/1/42	334	355
3.5% 2/1/43	4,763	5,044
3.5% 2/1/43	4,549	4,817
3.5% 3/1/43 (d)	25,800	27,284
3.5% 3/1/43 (d)	25,400	26,861
3.5% 3/1/43 (d)	25,400	26,861
3.5% 3/1/43 (d)	32,600	34,475
3.5% 3/1/43 (d)	24,900	26,332
3.5% 3/1/43 (d)	46,200	48,857
3.5% 4/1/43 (d)	34,800	36,718
3.5% 4/1/43 (d)	8,000	8,441
4% 8/1/18 to 4/1/42	446,506	478,156
4% 3/1/28 (d)	1,000	1,070
4% 3/1/43 (d)	5,900	6,290
4% 3/1/43 (d)	7,300	7,782
4% 3/1/43 (d)	2,000	2,132
4.482% 11/1/34 (e)	2,078	2,220
4.5% 4/1/18 to 11/1/41	434,735	469,701
4.5% 3/1/43 (d)	6,300	6,783
5% 6/1/20 to 4/1/41	316,030	342,989
5% 3/1/43 (d)	4,000	4,332
5% 3/1/43 (d)	3,000	3,249
5.5% 8/1/14 to 7/1/41	226,622	247,654
5.5% 3/1/43 (d)	3,000	3,269
5.5% 3/1/43 (d)	1,000	1,090
6% 8/1/22 to 7/1/41	190,473	209,997
6% 3/1/43 (d)	4,000	4,385
6% 3/1/43 (d)	3,000	3,289
6.5% 4/1/19 to 6/1/40	69,285	77,816
TOTAL FANNIE MAE		3,402,889
Freddie Mac - 3.1%
1.855% 3/1/36 (e)	9,767	10,172
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.369% 12/1/35 (e)	$ 8,327	$ 8,861
3% 8/1/42 (d)	925	955
3% 2/1/43	3,082	3,186
3% 2/1/43 (d)	2,216	2,287
3.029% 9/1/37 (e)	2,696	2,837
3.5% 4/1/42 to 9/1/42	65,588	69,107
4% 8/1/31 to 1/1/42	98,311	105,112
4.5% 6/1/25 to 10/1/41	127,374	137,406
4.76% 3/1/35 (e)	5,096	5,366
5% 4/1/23 to 9/1/40	76,171	82,581
5.5% 3/1/34 to 12/1/39	71,385	77,693
6% 4/1/32 to 8/1/37	4,079	4,504
6.5% 8/1/36 to 12/1/37	2,649	2,944
TOTAL FREDDIE MAC		513,011
Ginnie Mae - 7.9%
3.5% 3/15/39 to 11/20/42	209,605	225,510
3.5% 12/20/42	41,396	44,380
3.5% 3/1/43 (d)	64,000	68,970
3.5% 3/1/43 (d)	32,000	34,485
3.5% 3/1/43 (d)	16,400	17,566
3.5% 3/1/43 (d)	60,000	64,266
4% 1/15/25 to 12/15/41	195,384	212,725
4% 3/1/43 (d)	1,000	1,087
4.5% 9/15/33 to 3/15/42	255,593	280,393
4.5% 3/1/43 (d)	3,000	3,279
5% 3/15/39 to 9/15/41	167,578	186,398
5.5% 10/15/35 to 12/20/41	66,960	73,681
6% 5/20/34 to 12/15/40	43,812	49,589
6.5% 8/20/36 to 2/15/39	18,121	20,557
TOTAL GINNIE MAE		1,282,886
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,089,866)		5,198,786
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 5,000	$ 5,031
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,010
Citibank Credit Card Issuance Trust Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,059
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,473
TOTAL ASSET-BACKED SECURITIES (Cost $17,739)		17,573
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,275	1,286
Series 2005-1 Class A3, 4.877% 11/10/42	198	199
Series 2006-2 Class AAB, 5.7141% 5/10/45 (e)	861	905
Series 2006-5:
Class A2, 5.317% 9/10/47	3,589	3,589
Class A3, 5.39% 9/10/47	1,768	1,859
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,748
Series 2007-4 Class A3, 5.806% 2/10/51 (e)	852	896
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	713
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,119
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	71
Series 2007-3:
Class A3, 5.5925% 6/10/49 (e)	2,118	2,118
Class A4, 5.5925% 6/10/49 (e)	2,643	3,038
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,170
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	5,071	422
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7166% 6/11/40 (e)	16,612	19,384
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,567
Series 2006-T22 Class A4, 5.5728% 4/12/38 (e)	159	178
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,553
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,604
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.7016% 12/10/49 (e)	$ 9,950	$ 11,622
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (e)	757	764
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,508
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,276
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (e)	1,268	1,351
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	433
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	631
COMM pass-thru certificates:
floater Series 2001-J2A Class A2F, 0.7022% 7/16/34 (b)(e)	1	1
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,706
Series 2007-C9 Class A4, 5.8001% 12/10/49 (e)	2,805	3,293
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,391
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,897
Series 2007-C3 Class A4, 5.6803% 6/15/39 (e)	10,213	11,733
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,003	2,030
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,305
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (b)(e)	4,524	3,971
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	539	551
Series 2006-C1 Class A3, 5.4088% 2/15/39 (e)	3,850	3,885
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3512% 2/15/22 (b)(e)	480	466
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	280
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	15,050
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (b)(e)	477	459
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,598	1,618
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,201
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A4, 5.8671% 7/10/38 (e)	$ 10,980	$ 12,424
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	275	279
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (e)	1,977	2,013
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	916
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	354	371
Class A3, 5.336% 5/15/47	529	597
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (e)	17,057	19,613
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (e)	1,916	1,977
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,210
Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	862	887
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (e)	108	39
Class C, 5.7259% 2/12/49 (e)	283	78
Class D, 5.7259% 2/12/49 (e)	298	50
Series 2007-LDP10 Class ES, 5.562% 1/15/49 (b)(e)	656	25
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (e)	3,327	3,871
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6 Class A4, 5.372% 9/15/39	571	649
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,073
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740	4,889
Class A4, 5.424% 2/15/40	1,163	1,331
Series 2007-C2 Class A3, 5.43% 2/15/40	611	690
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,835
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,786
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (b)(e)	406	393
Class E, 0.4912% 9/15/21 (b)(e)	1,465	1,404
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (b)(e)	1,103	781
Series 2006-C1 Class A2, 5.683% 5/12/39 (e)	501	503
Series 2007-C1 Class A4, 5.8505% 6/12/50 (e)	4,800	5,553
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2008-C1 Class A4, 5.69% 2/12/51	$ 2,707	$ 3,160
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (e)	73	73
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	813	850
Series 2007-5:
Class A3, 5.364% 8/12/48	493	503
Class A4, 5.378% 8/12/48	51	58
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,275
Series 2007-7 Class A4, 5.7411% 6/12/50 (e)	4,438	5,084
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	3,756	3,860
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	307
Series 2007-8 Class A3, 5.9357% 8/12/49 (e)	1,094	1,269
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.362% 10/15/20 (b)(e)	728	687
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,092	1,099
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	665
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,710
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (e)	218	220
Class A4, 5.693% 10/15/42 (e)	380	423
Series 2006-T23 Class A3, 5.815% 8/12/41 (e)	647	671
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,181
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	65
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.4812% 9/15/21 (b)(e)	252	236
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	4	4
Series 2003-C8 Class A3, 4.445% 11/15/35	1,338	1,349
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,453
Series 2007-C30:
Class A3, 5.246% 12/15/43	345	352
Class A4, 5.305% 12/15/43	373	409
Class A5, 5.342% 12/15/43	1,357	1,531
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,617
Series 2007-C32 Class A3, 5.7388% 6/15/49 (e)	7,152	8,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33 Class A5, 5.9245% 2/15/51 (e)	$ 839	$ 968
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	607
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,339
Series 2005-C22:
Class B, 5.3875% 12/15/44 (e)	2,812	1,927
Class F, 5.3875% 12/15/44 (b)(e)	2,115	588
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,274
Series 2006-C25 Class AM, 5.7332% 5/15/43 (e)	664	751
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $201,040)		284,874
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,546
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,411
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,221
7.55% 4/1/39	15,000	21,814
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,774
Series 2011:
4.511% 3/1/15	1,590	1,686
4.961% 3/1/16	2,830	3,103
5.877% 3/1/19	2,080	2,389
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,464
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,907
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,359
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,852
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,928
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,238
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,168
TOTAL MUNICIPAL SECURITIES (Cost $102,224)		119,860
Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic:
4.875% 1/22/21	$ 15,540	$ 18,143
5.625% 1/7/41	13,000	15,600
6% 1/17/17	3,000	3,503
Canadian Government:
0.875% 2/14/17	2,200	2,218
2.375% 9/10/14	3,000	3,096
Chilean Republic 3.25% 9/14/21	9,000	9,518
Colombian Republic:
2.625% 3/15/23	7,575	7,299
6.125% 1/18/41	4,750	6,068
Export Development Canada 1.25% 10/26/16	4,000	4,097
Israeli State 4% 6/30/22	7,000	7,562
Italian Republic:
3.125% 1/26/15	16,000	16,306
6.875% 9/27/23	6,000	6,891
Korean Republic 7.125% 4/16/19	6,650	8,642
Manitoba Province:
1.3% 4/3/17	3,420	3,493
2.1% 9/6/22	1,900	1,875
New Brunswick Province 2.75% 6/15/18	4,350	4,682
Ontario Province:
0.95% 5/26/15	17,000	17,166
4% 10/7/19	15,000	17,174
Peruvian Republic:
5.625% 11/18/50	3,300	3,993
6.55% 3/14/37	3,075	4,182
7.125% 3/30/19	1,900	2,442
Polish Government:
3.875% 7/16/15	4,350	4,629
5% 10/19/15	3,050	3,361
5% 3/23/22	14,500	16,603
Province of British Columbia 1.2% 4/25/17	7,600	7,728
Province of Quebec 2.75% 8/25/21	20,000	20,793
South African Republic:
5.875% 5/30/22	1,900	2,244
6.875% 5/27/19	5,700	6,968
United Mexican States:
3.625% 3/15/22	3,000	3,198
4.75% 3/8/44	1,250	1,311
5.125% 1/15/20	23,500	27,554
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
6.05% 1/11/40	$ 6,000	$ 7,515
Uruguay Republic 4.125% 11/20/45	4,750	4,441
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $251,754)		270,295
Supranational Obligations - 1.1%

African Development Bank:
euro 3% 5/27/14	5,000	5,164
0.875% 3/15/18	1,900	1,893
1.125% 3/15/17	1,300	1,321
Asian Development Bank:
1.125% 3/15/17	5,000	5,083
2.75% 5/21/14	30,000	30,894
Council of Europe Development Bank:
1% 3/7/18	1,900	1,891
2.625% 2/16/16	4,250	4,497
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,889
2.5% 3/15/16	3,800	4,026
European Investment Bank:
1.625% 3/15/13	3,000	3,001
2.875% 1/15/15	5,000	5,227
3.125% 6/4/14	72,000	74,488
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,905
1.125% 3/15/17	17,100	17,417
3% 4/22/14	7,700	7,938
3.875% 9/17/19	5,000	5,821
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,023
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $173,780)		179,478
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	$ 1,725	$ 1,904
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $853,072)	853,071,884	853,072
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $16,709,856)		17,570,781
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(1,195,717)
NET ASSETS - 100%		$ 16,375,064
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (7,000)	(7,248)
3% 3/1/43	(3,300)	(3,417)
3% 3/1/43	(26,400)	(27,335)
3% 3/1/43	(36,100)	(37,378)
3% 3/1/43	(24,400)	(25,264)
3% 3/1/43	(24,400)	(25,264)
3% 3/1/43	(14,900)	(15,428)
3% 3/1/43	(14,900)	(15,428)
3% 3/1/43	(29,800)	(30,855)
3.5% 3/1/43	(71,100)	(75,188)
3.5% 3/1/43	(46,200)	(48,857)
3.5% 3/1/43	(34,800)	(36,801)
TOTAL FANNIE MAE		(348,463)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 3/1/43	$ (60,000)	$ (64,659)
3.5% 3/1/43	(32,200)	(34,489)
4% 3/1/43	(6,800)	(7,394)
4.5% 3/1/43	(1,000)	(1,093)
5% 3/1/43	(2,000)	(2,184)
TOTAL GINNIE MAE		(109,819)
TOTAL TBA SALE COMMITMENTS (Proceeds $457,072)		$ (458,282)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,317,000 or 0.6% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 760
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,733,879	$ -	$ 3,733,879	$ -
U.S. Government and Government Agency Obligations	6,911,060	-	6,911,060	-
U.S. Government Agency - Mortgage Securities	5,198,786	-	5,198,786	-
Asset-Backed Securities	17,573	-	17,573	-
Commercial Mortgage Securities	284,874	-	284,809	65
Municipal Securities	119,860	-	119,860	-
Foreign Government and Government Agency Obligations	270,295	-	270,295	-
Supranational Obligations	179,478	-	179,478	-
Preferred Securities	1,904	-	1,904	-
Money Market Funds	853,072	853,072	-	-
Total Investments in Securities:	$ 17,570,781	$ 853,072	$ 16,717,644	$ 65
Other Financial Instruments:
TBA Sale Commitments	$ (458,282)	$ -	$ (458,282)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,856,784)	$ 16,717,709
Fidelity Central Funds (cost $853,072)	853,072
Total Investments (cost $16,709,856)		$ 17,570,781
Cash		1
Receivable for investments sold, regular delivery		100,015
Receivable for TBA sale commitments		457,072
Receivable for fund shares sold		18,700
Interest receivable		81,291
Distributions receivable from Fidelity Central Funds		97
Receivable from investment adviser for expense reductions		365
Other receivables		80
Total assets		18,228,402

Liabilities
Payable for investments purchased Regular delivery	$ 271,000
Delayed delivery	1,110,615
TBA sale commitments, at value	458,282
Payable for fund shares redeemed	10,982
Distributions payable	376
Accrued management fee	679
Other affiliated payables	1,321
Other payables and accrued expenses	83
Total liabilities		1,853,338

Net Assets		$ 16,375,064
Net Assets consist of:
Paid in capital		$ 15,560,263
Undistributed net investment income		12,885
Accumulated undistributed net realized gain (loss) on investments		(57,799)
Net unrealized appreciation (depreciation) on investments		859,715
Net Assets		$ 16,375,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($5,081,483 ÷ 429,636 shares)	$ 11.83

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,587,539 ÷ 472,459 shares)	$ 11.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,109,723 ÷ 262,943 shares)	$ 11.83

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($900,288 ÷ 76,125 shares)	$ 11.83

Class F: Net Asset Value, offering price and redemption price per share ($1,696,031 ÷ 143,412 shares)	$ 11.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 55
Interest		187,550
Income from Fidelity Central Funds		760
Total income		188,365

Expenses
Management fee	$ 3,982
Transfer agent fees	8,082
Independent trustees' compensation	30
Miscellaneous	19
Total expenses before reductions	12,113
Expense reductions	(1,503)	10,610
Net investment income (loss)		177,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,484
Change in net unrealized appreciation (depreciation) on: Investment securities	(201,532)
Delayed delivery commitments	(1,210)
Total change in net unrealized appreciation (depreciation)		(202,742)
Net gain (loss)		(171,258)
Net increase (decrease) in net assets resulting from operations		$ 6,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,755	$ 371,304
Net realized gain (loss)	31,484	114,525
Change in net unrealized appreciation (depreciation)	(202,742)	306,243
Net increase (decrease) in net assets resulting from operations	6,497	792,072
Distributions to shareholders from net investment income	(173,229)	(362,338)
Distributions to shareholders from net realized gain	(111,187)	(69,099)
Total distributions	(284,416)	(431,437)
Share transactions - net increase (decrease)	1,056,527	3,174,265
Total increase (decrease) in net assets	778,608	3,534,900

Net Assets
Beginning of period	15,596,456	12,061,556
End of period (including undistributed net investment income of $12,885 and undistributed net investment income of $8,359, respectively)	$ 16,375,064	$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.127	.312	.351	.373	.445	.503
Net realized and unrealized gain (loss)	(.130)	.358	.137	.613	.325	(.012)
Total from investment operations	(.003)	.670	.488	.986	.770	.491
Distributions from net investment income	(.123)	(.305)	(.342)	(.366)	(.450)	(.521)
Distributions from net realized gain	(.084)	(.065)	(.076)	-	-	-
Total distributions	(.207)	(.370)	(.418)	(.366)	(.450)	(.521)
Net asset value, end of period	$ 11.83	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Total Return B,C	(.02)%	5.82%	4.32%	9.10%	7.39%	4.61%
Ratios to Average Net Assets E,G
Expenses before reductions	.22% A	.22%	.28%	.36%	.45%	.48%
Expenses net of fee waivers, if any	.22% A	.22%	.27%	.32%	.32%	.32%
Expenses net of all reductions	.22% A	.22%	.27%	.32%	.32%	.32%
Net investment income (loss)	2.15% A	2.63%	3.06%	3.32%	4.16%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,081	$ 5,981	$ 7,287	$ 11,355	$ 10,281	$ 8,954
Portfolio turnover rate F	116% A	100%	106%	165%	231% H	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.133	.321	.115
Net realized and unrealized gain (loss)	(.119)	.349	.301
Total from investment operations	.014	.670	.416
Distributions from net investment income	(.130)	(.315)	(.116)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.214)	(.380)	(.116)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B, C	.12%	5.82%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17% A
Expenses net of fee waivers, if any	.11% A	.12%	.17% A
Expenses net of all reductions	.11% A	.12%	.17% A
Net investment income (loss)	2.26% A	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,588	$ 4,265	$ 1,533
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.136	.329	.118
Net realized and unrealized gain (loss)	(.120)	.349	.302
Total from investment operations	.016	.678	.420
Distributions from net investment income	(.132)	(.323)	(.120)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.216)	(.388)	(.120)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B,C	.14%	5.89%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	2.30% A	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,110	$ 3,121	$ 1,926
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.137	.331	.118
Net realized and unrealized gain (loss)	(.119)	.349	.303
Total from investment operations	.018	.680	.421
Distributions from net investment income	(.134)	(.325)	(.121)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.218)	(.390)	(.121)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B,C	.15%	5.91%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	2.32% A	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 869	$ 682
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.136	.331	.365	.359
Net realized and unrealized gain (loss)	(.118)	.349	.139	.542
Total from investment operations	.018	.680	.504	.901
Distributions from net investment income	(.134)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.084)	(.065)	(.076)	-
Total distributions	(.218)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74	$ 11.67
Total Return B,C	.15%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.05%	.12%	.22% A
Expenses net of all reductions	.05% A	.05%	.12%	.22% A
Net investment income (loss)	2.32% A	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,696	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	116% A	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class, Fidelity Advantage® Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 840,553
Gross unrealized depreciation	(27,744)
Net unrealized appreciation (depreciation) on securities and other investments	$ 812,809

Tax cost	$ 16,757,972

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $537,584 and $208,654, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,998
Fidelity Advantage Class	2,769
Institutional Class	315
$ 8,082

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $43.

8. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.11% / .10%*	$ 1,500

* Expense limitation effective January 1, 2013.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Investor Class	$ 61,186	$ 167,706
Fidelity Advantage Class	50,176	74,362
Institutional Class	35,050	73,422
Fidelity Advantage Institutional Class	9,809	21,433
Class F	17,008	25,415
Total	$ 173,229	$ 362,338
From net realized gain
Investor Class	$ 42,819	$ 38,973
Fidelity Advantage Class	29,986	9,226
Institutional Class	22,091	13,119
Fidelity Advantage Institutional Class	5,966	4,052
Class F	10,325	3,729
Total	$ 111,187	$ 69,099

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Investor Class
Shares sold	68,758	219,227	$ 819,163	$ 2,590,861
Reinvestment of distributions	8,582	17,223	102,355	203,302
Shares redeemed	(144,666)	(360,325)	(1,717,593)	(4,255,158)
Net increase (decrease)	(67,326)	(123,875)	$ (796,075)	$ (1,460,995)
Fidelity Advantage Class
Shares sold	176,281	295,544	$ 2,093,153	$ 3,495,741
Reinvestment of distributions	6,536	6,745	77,909	79,928
Shares redeemed	(64,739)	(78,535)	(770,075)	(930,374)
Net increase (decrease)	118,078	223,754	$ 1,400,987	$ 2,645,295
Institutional Class
Shares sold	39,402	140,043	$ 469,465	$ 1,653,379
Reinvestment of distributions	4,792	7,321	57,138	86,541
Shares redeemed	(40,572)	(52,167)	(482,324)	(616,935)
Net increase (decrease)	3,622	95,197	$ 44,279	$ 1,122,985

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Fidelity Advantage Institutional Class
Shares sold	15,793	31,349	$ 187,987	$ 370,990
Reinvestment of distributions	1,323	2,157	15,775	25,485
Shares redeemed	(13,195)	(19,376)	(157,126)	(229,498)
Net increase (decrease)	3,921	14,130	$ 46,636	$ 166,977
Class F
Shares sold	31,450	72,364	$ 374,479	$ 856,804
Reinvestment of distributions	2,293	2,462	27,333	29,144
Shares redeemed	(3,449)	(15,698)	(41,112)	(185,945)
Net increase (decrease)	30,294	59,128	$ 360,700	$ 700,003

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Class F and Investor Class, as well as the fund's relative investment performance for Class F and Investor Class measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class of the fund had less than one year of performance as of December 31, 2011.)

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Investor Class compared favorably to its benchmark. The Board noted that the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences, such as when the fund (but not the index) fair values a particular security or when the index value is calculated at a different time of day than the fund's net asset value. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund- level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.11% through October 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UII-UDV-USAN-0413
1.925932.101

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.22%
Actual		$ 1,000.00	$ 999.80	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,001.20	$ .55
Hypothetical A		$ 1,000.00	$ 1,024.25	$ .55
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,001.40	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,001.50	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,001.50	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 71.4%
AAA 3.5%	AAA 3.5%
AA 3.5%	AA 3.6%
A 9.8%	A 10.4%
BBB 11.2%	BBB 10.1%
BB and Below 0.0%†	BB and Below 0.0%†
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.9	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Corporate Bonds 22.8%	Corporate Bonds 22.3%
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 71.4%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.2%
CMOs and Other Mortgage Related Securities 1.7%	CMOs and Other Mortgage Related Securities 1.9%
Municipal Bonds 0.7%	Municipal Bonds 0.8%
Other Investments 2.8%	Other Investments 2.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

* Foreign investments	8.0%	** Foreign investments	7.9%
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,560
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	2,405
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,774
6.3% 3/1/38	7,045	9,609
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,155
5.3% 9/15/19	2,000	2,335
		16,873
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,412
Comcast Corp.:
3.125% 7/15/22	3,000	3,076
4.65% 7/15/42	4,000	4,160
4.95% 6/15/16	1,862	2,101
5.7% 5/15/18	2,940	3,539
5.7% 7/1/19	8,500	10,348
6.4% 3/1/40	1,000	1,290
6.55% 7/1/39	3,000	3,901
6.95% 8/15/37	6,700	9,086
COX Communications, Inc. 4.625% 6/1/13	4,425	4,470
Discovery Communications LLC 5.05% 6/1/20	3,200	3,672
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,385
6.4% 4/30/40	3,000	3,857
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,372
News America, Inc.:
5.3% 12/15/14	868	938
5.65% 8/15/20	1,000	1,203
6.15% 3/1/37	3,955	4,707
6.9% 3/1/19	2,110	2,657
6.9% 8/15/39	2,000	2,580
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,573
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,020
5.85% 5/1/17	5,801	6,748
6.2% 7/1/13	2,302	2,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,162	$ 1,423
7.3% 7/1/38	4,000	5,012
8.75% 2/14/19	2,368	3,127
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,270
4% 1/15/22	1,000	1,077
5.875% 11/15/16	2,131	2,485
6.5% 11/15/36	5,724	6,902
Viacom, Inc.:
4.375% 9/15/14	2,000	2,110
4.375% 3/15/43 (b)	2,635	2,455
5.625% 9/15/19	1,000	1,194
6.125% 10/5/17	5,420	6,439
Walt Disney Co.:
1.125% 2/15/17	2,760	2,768
2.55% 2/15/22	2,810	2,814
5.5% 3/15/19	2,000	2,424
		141,938
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,567
4.3% 2/15/43	4,750	4,370
Target Corp.:
3.875% 7/15/20	3,000	3,356
4% 7/1/42	7,000	6,850
5.875% 7/15/16	2,100	2,457
7% 1/15/38	3,100	4,421
		26,021
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,675
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,269
5.875% 12/16/36	4,700	5,963
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,533
4.625% 4/15/20	2,000	2,313
4.65% 4/15/42	6,500	6,822
5.8% 4/15/40	2,000	2,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.:
1.5% 11/2/17 (b)	$ 4,775	$ 4,786
2.75% 11/2/22 (b)	5,725	5,623
4% 11/2/32 (b)	1,900	1,898
4.15% 11/2/42 (b)	1,900	1,847
		55,175
TOTAL CONSUMER DISCRETIONARY		246,972
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,454
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,723
2.625% 1/17/23	2,825	2,798
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,002
2.5% 7/15/22	8,625	8,459
4.125% 1/15/15	5,700	6,073
5.375% 1/15/20	1,500	1,810
8.2% 1/15/39	2,800	4,484
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,720
5.75% 10/23/17	5,185	6,214
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,799
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,861
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,808
3.6% 8/13/42	3,000	2,781
4.875% 11/1/40	2,300	2,611
7.9% 11/1/18	6,000	8,025
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,867
3.15% 11/15/20	3,700	4,001
		96,490
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,316
6.125% 9/15/39	1,000	1,262
Kroger Co. 3.9% 10/1/15	9,000	9,670
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. 5% 8/15/19	$ 1,000	$ 1,092
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,133
3.2% 5/15/14	10,000	10,342
5.625% 4/1/40	2,000	2,513
5.625% 4/15/41	4,600	5,813
6.5% 8/15/37	8,275	11,313
Walgreen Co.:
1.8% 9/15/17	1,900	1,927
3.1% 9/15/22	2,850	2,861
		61,242
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,529
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,742
3.2% 1/25/23	5,675	5,663
5.875% 4/15/14	4,000	4,219
General Mills, Inc. 5.65% 2/15/19	13,501	16,343
Kellogg Co.:
3.125% 5/17/22	1,875	1,927
3.25% 5/21/18	2,800	3,038
4.45% 5/30/16	2,000	2,209
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,927
5% 6/4/42	2,825	3,084
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,629
6.75% 2/19/14	535	565
6.875% 2/1/38	5,250	7,071
		64,946
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,219
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,160
2.3% 2/6/22	4,700	4,725
3.15% 9/1/15	4,500	4,796
		19,900
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	$ 9,780	$ 9,343
9.7% 11/10/18	2,049	2,860
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,533
4.5% 3/26/20	2,000	2,303
4.875% 5/16/13	8,937	9,019
5.65% 5/16/18	6,789	8,193
6.375% 5/16/38	1,450	1,871
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,318
6.75% 6/15/17	2,899	3,501
7.25% 6/15/37	7,220	9,444
		52,385
TOTAL CONSUMER STAPLES		294,963
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,353
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,649
Halliburton Co.:
6.15% 9/15/19	2,000	2,518
7.45% 9/15/39	1,500	2,210
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,774
3.05% 3/1/16	1,020	1,063
4.625% 3/1/21	1,340	1,462
5.25% 3/15/42	3,100	3,130
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,770
5.15% 3/15/13	2,255	2,258
7% 3/15/38	5,580	6,357
		31,544
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,280
6.2% 3/15/40	2,000	2,430
6.45% 9/15/36	2,675	3,282
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp. 5.1% 9/1/40	$ 3,000	$ 3,254
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,128
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,343
6.25% 3/15/38	6,850	8,361
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,695
6.75% 11/15/39	2,000	2,636
Chevron Corp. 1.104% 12/5/17	5,700	5,714
ConocoPhillips:
4.6% 1/15/15	3,000	3,225
5.75% 2/1/19	2,902	3,553
6.5% 2/1/39	7,529	10,357
DCP Midstream Operating LP 2.5% 12/1/17	5,700	5,764
Devon Energy Corp. 5.625% 1/15/14	2,321	2,420
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,072
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,202
5.875% 12/15/16	1,000	1,155
6.5% 4/15/18	1,000	1,195
Encana Corp.:
3.9% 11/15/21	4,900	5,172
6.5% 2/1/38	5,000	5,984
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,019
Energy Transfer Partners LP 3.6% 2/1/23	8,550	8,547
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,146
4.85% 8/15/42	2,500	2,553
5.6% 10/15/14	1,937	2,084
5.65% 4/1/13	690	692
5.7% 2/15/42	2,000	2,264
6.65% 4/15/18	2,000	2,471
7.55% 4/15/38	2,000	2,726
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,218
Hess Corp. 5.6% 2/15/41	3,400	3,612
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	2,000	2,027
3.95% 9/1/22	7,000	7,426
5% 12/15/13	5,000	5,173
5% 3/1/43	1,000	1,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
5.625% 9/1/41	$ 1,000	$ 1,095
6.55% 9/15/40	3,000	3,667
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,664
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,068
5.125% 3/1/21	1,000	1,164
6.5% 3/1/41	1,000	1,257
Nexen, Inc.:
5.2% 3/10/15	900	973
5.875% 3/10/35	3,710	4,432
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,054
2.7% 2/15/23	6,000	6,054
3.125% 2/15/22	2,000	2,108
ONEOK Partners LP 3.375% 10/1/22	5,000	4,968
Petro-Canada:
6.05% 5/15/18	3,650	4,410
6.8% 5/15/38	8,445	11,159
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,488
6.75% 1/27/41	3,650	4,210
7.875% 3/15/19	12,228	14,969
Petroleos Mexicanos:
3.5% 1/30/23 (b)	1,850	1,813
4.875% 1/24/22	18,010	19,784
5.5% 6/27/44	1,000	1,023
5.5% 6/27/44 (b)	7,600	7,771
Phillips 66 5.875% 5/1/42	9,500	11,302
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,153
5.75% 1/15/20	1,000	1,198
6.125% 1/15/17	1,795	2,100
6.65% 1/15/37	2,795	3,597
Shell International Finance BV:
1.125% 8/21/17	1,375	1,379
1.875% 3/25/13	7,000	7,006
2.375% 8/21/22	3,000	2,968
6.375% 12/15/38	4,200	5,807
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
StatoilHydro ASA:
1.2% 1/17/18	$ 5,575	$ 5,578
2.9% 10/15/14	1,500	1,558
5.1% 8/17/40	2,000	2,351
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,632
6.85% 6/1/39	2,000	2,683
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	7,654
5.85% 2/1/37	5,000	5,359
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,650
Total Capital International SA:
1.55% 6/28/17	5,000	5,069
2.7% 1/25/23	1,900	1,907
2.875% 2/17/22	4,175	4,319
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,899
3.4% 6/1/15	1,000	1,060
6.1% 6/1/40	6,700	8,642
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,742
Valero Energy Corp. 6.625% 6/15/37	5,420	6,653
Western Gas Partners LP 4% 7/1/22	3,000	3,107
Williams Partners LP 3.35% 8/15/22	2,800	2,783
XTO Energy, Inc.:
5% 1/31/15	1,733	1,884
5.65% 4/1/16	1,189	1,370
		378,087
TOTAL ENERGY		409,631
FINANCIALS - 8.8%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,284
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,052
4.25% 5/24/21	6,500	7,302
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,911
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,081
3.3% 5/3/15	2,225	2,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.625% 2/7/16	$ 5,000	$ 5,317
3.625% 1/22/23	4,000	4,040
5.25% 7/27/21	4,500	5,123
5.625% 1/15/17	7,000	7,872
5.75% 1/24/22	4,300	5,046
5.95% 1/18/18	3,000	3,509
6% 6/15/20	1,650	1,969
6.15% 4/1/18	7,451	8,805
6.75% 10/1/37	14,860	16,853
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,082
Lazard Group LLC:
6.85% 6/15/17	3,804	4,384
7.125% 5/15/15	1,364	1,512
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,687
6.875% 4/25/18	6,991	8,476
7.75% 5/14/38	4,175	5,641
Morgan Stanley:
2.875% 1/24/14	5,000	5,093
2.875% 7/28/14	1,000	1,025
4.2% 11/20/14	7,250	7,598
4.75% 4/1/14	4,287	4,435
5.45% 1/9/17	236	264
5.5% 7/28/21	3,400	3,903
5.625% 9/23/19	2,000	2,314
5.75% 1/25/21	5,000	5,798
5.95% 12/28/17	5,745	6,653
6% 5/13/14	3,242	3,425
6% 4/28/15	5,666	6,185
6.375% 7/24/42	2,900	3,544
6.625% 4/1/18	5,055	6,016
7.25% 4/1/32	1,000	1,288
7.3% 5/13/19	3,000	3,722
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,479
State Street Corp. 2.875% 3/7/16	3,340	3,562
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,025
2.3% 7/28/16	1,000	1,042
5.45% 5/15/19	2,000	2,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
2.25% 1/28/14	$ 756	$ 767
3.875% 1/15/15	1,163	1,237
5.75% 4/25/18	830	987
5.875% 12/20/17	2,034	2,436
		200,475
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	736
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,871
Bank of America NA:
5.3% 3/15/17	3,500	3,923
6% 10/15/36	2,419	2,937
Bank of Montreal 1.4% 9/11/17	2,875	2,879
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,140
4.375% 1/13/21	1,000	1,142
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,995
5.2% 7/10/14	2,000	2,118
BB&T Corp.:
1.6% 8/15/17	5,700	5,775
2.05% 4/28/14	2,000	2,033
BNP Paribas 3.6% 2/23/16	10,380	11,043
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Capital One Bank (USA) NA 3.375% 2/15/23	2,424	2,440
Comerica, Inc. 3% 9/16/15	1,268	1,335
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,791
1.9% 9/18/17	4,750	4,862
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,747
4.375% 6/15/22	10,300	11,166
Credit Suisse 6% 2/15/18	15,651	18,058
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,063
Discover Bank 2% 2/21/18	7,375	7,400
European Investment Bank:
1.625% 6/15/17	4,640	4,781
1.75% 3/15/17	5,000	5,187
2.875% 9/15/20	9,000	9,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 12,463
5% 4/11/22	6,170	7,155
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,722
3.625% 1/25/16	2,000	2,144
4.5% 6/1/18	824	917
8.25% 3/1/38	2,079	2,902
Fifth Third Bank 4.75% 2/1/15	3,422	3,660
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,560
5.1% 4/5/21	2,800	3,262
6.5% 9/15/37	10,500	13,170
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,118
1% 9/15/16	9,000	9,132
2.375% 5/26/15	12,300	12,852
JPMorgan Chase Bank 6% 10/1/17	7,075	8,377
KeyBank NA 5.8% 7/1/14	1,109	1,183
KeyCorp. 3.75% 8/13/15	7,000	7,482
Nordic Investment Bank 0.5% 4/14/16	8,450	8,451
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,937
6.7% 6/10/19	2,500	3,180
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,032
3.95% 11/9/22	5,300	5,388
4.5% 1/11/21	1,000	1,116
5.25% 5/24/41	3,000	3,449
Regions Bank 7.5% 5/15/18	2,000	2,440
Royal Bank of Canada 2.3% 7/20/16	5,500	5,752
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,259
2.5% 7/14/16	1,200	1,260
U.S. Bancorp:
3.15% 3/4/15	5,000	5,262
4.125% 5/24/21	3,000	3,364
UnionBanCal Corp. 5.25% 12/16/13	656	680
Wachovia Bank NA 6.6% 1/15/38	10,000	13,386
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,113
5.625% 10/15/16	3,367	3,855
5.75% 6/15/17	2,905	3,419
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,054
2.1% 5/8/17	2,725	2,816
3.45% 2/13/23	3,675	3,723
5.625% 12/11/17	5,972	7,092
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,017
1.85% 12/9/13	9,800	9,912
2% 8/14/17	5,000	5,142
4.875% 11/19/19	3,700	4,342
		366,706
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	11,172
7% 3/19/18	5,750	7,200
7.25% 5/20/14	1,500	1,617
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,998
2.75% 9/15/15	5,000	5,230
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,554
7.375% 5/23/14	1,578	1,702
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,645
2% 4/5/13	8,104	8,115
2.75% 6/24/15	1,500	1,571
2.85% 6/1/22	4,000	4,080
Discover Financial Services:
5.2% 4/27/22	1,000	1,132
6.45% 6/12/17	2,263	2,658
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,818
2.75% 5/15/15	11,400	11,647
3% 6/12/17	3,000	3,076
4.25% 2/3/17	7,600	8,136
4.25% 9/20/22	1,800	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.875% 8/2/21	$ 11,375	$ 12,974
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,559
2.25% 11/9/15	6,228	6,454
2.95% 5/9/16	11,691	12,370
3.5% 6/29/15	12,081	12,817
4.65% 10/17/21	7,000	7,903
5.625% 9/15/17	7,044	8,298
5.625% 5/1/18	15,000	17,789
5.875% 1/14/38	4,000	4,700
6.375% 11/15/67 (e)	9,000	9,518
6.875% 1/10/39	4,000	5,275
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,485
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,556
1.6% 3/3/14	8,400	8,501
2.25% 4/17/19	10,250	10,636
2.8% 1/27/23	5,000	5,063
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,784
1% 2/17/15	1,600	1,614
2.05% 1/12/17	9,000	9,319
		238,822
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,830
5% 5/13/21	4,000	4,514
5.7% 1/24/22	6,250	7,395
5.75% 12/1/17	5,855	6,777
5.875% 1/5/21	6,640	7,890
6.5% 8/1/16	15,000	17,310
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,903
3.125% 10/1/15	2,500	2,648
3.245% 5/6/22	7,750	7,974
3.875% 3/10/15	2,000	2,125
4.5% 10/1/20	2,000	2,274
4.75% 3/10/19	1,000	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
2.25% 8/7/15	$ 1,800	$ 1,839
2.65% 3/2/15	13,899	14,270
3.375% 3/1/23	6,000	6,061
3.953% 6/15/16	1,450	1,559
4.75% 5/19/15	15,244	16,360
5.875% 1/30/42	4,500	5,481
6.125% 5/15/18	1,769	2,117
6.125% 8/25/36	3,650	4,134
6.5% 8/19/13	6,095	6,260
8.125% 7/15/39	8,000	11,880
8.5% 5/22/19	1,688	2,263
CME Group, Inc. 5.75% 2/15/14	501	525
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,106
3.875% 8/18/14	5,000	5,222
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,422
6.375% 5/15/38	7,218	9,788
International Finance Corp.:
2.25% 4/11/16	5,700	6,013
2.75% 4/20/15	6,625	6,960
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,342
2% 8/15/17	7,000	7,147
3.15% 7/5/16	1,500	1,588
3.25% 9/23/22	4,000	4,038
3.4% 6/24/15	10,710	11,317
3.7% 1/20/15	5,000	5,266
4.35% 8/15/21	2,000	2,206
4.5% 1/24/22	13,000	14,474
4.625% 5/10/21	1,500	1,695
5.5% 10/15/40	5,700	6,782
5.6% 7/15/41	1,500	1,810
6.3% 4/23/19	10,000	12,251
KfW:
0.5% 4/19/16	8,000	7,994
1% 1/12/15	38,700	39,137
2.125% 1/17/23	12,000	11,896
4% 1/27/20	3,000	3,476
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 30,270
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,330
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,895
TECO Finance, Inc. 4% 3/15/16	2,875	3,097
		384,069
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,729
Allstate Corp.:
5.95% 4/1/36	3,100	3,931
6.2% 5/16/14	4,000	4,263
7.45% 5/16/19	3,000	3,938
American International Group, Inc.:
3.65% 1/15/14	3,700	3,796
3.8% 3/22/17	16,400	17,809
4.875% 9/15/16	5,400	6,035
4.875% 6/1/22	9,000	10,209
5.05% 10/1/15	3,000	3,297
5.85% 1/16/18	2,000	2,353
6.4% 12/15/20	2,900	3,608
8.25% 8/15/18	4,000	5,214
Aon Corp. 3.125% 5/27/16	8,000	8,443
Assurant, Inc. 5.625% 2/15/14	1,894	1,975
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	590
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,937
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,636
4.5% 2/11/43	2,000	2,014
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,474
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,131
MetLife, Inc.:
2.375% 2/6/14	3,000	3,052
4.125% 8/13/42	3,900	3,708
5% 6/15/15	1,153	1,262
5.875% 2/6/41	2,400	2,945
7.717% 2/15/19	9,000	11,753
Prudential Financial, Inc.:
5.4% 6/13/35	447	482
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.5% 3/15/16	$ 421	$ 473
5.625% 5/12/41	2,000	2,278
5.7% 12/14/36	380	434
6.2% 1/15/15	1,340	1,468
6.2% 11/15/40	2,400	2,926
7.375% 6/15/19	3,000	3,847
8.875% 6/15/38 (e)	2,944	3,588
The Chubb Corp.:
5.75% 5/15/18	4,175	5,101
6.5% 5/15/38	3,510	4,801
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,146
		161,646
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,278
DDR Corp. 4.625% 7/15/22	1,900	2,054
Duke Realty LP:
5.4% 8/15/14	5,172	5,463
5.95% 2/15/17	630	720
6.25% 5/15/13	1,000	1,011
6.5% 1/15/18	1,000	1,187
Federal Realty Investment Trust 3% 8/1/22	4,750	4,698
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,492
3.75% 3/15/23	2,660	2,685
HRPT Properties Trust:
5.75% 11/1/15	881	956
6.25% 6/15/17	1,221	1,334
6.65% 1/15/18	612	696
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,269
		26,843
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,142
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,826
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,130
ERP Operating LP 4.625% 12/15/21	5,700	6,400
Liberty Property LP:
3.375% 6/15/23	2,775	2,744
4.75% 10/1/20	1,000	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15	$ 840	$ 900
5.5% 12/15/16	1,000	1,133
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,876
4.5% 4/18/22	4,210	4,480
Regency Centers LP:
5.25% 8/1/15	2,113	2,303
5.875% 6/15/17	1,046	1,204
Simon Property Group LP:
2.8% 1/30/17	4,700	4,960
4.125% 12/1/21	3,200	3,533
4.2% 2/1/15	1,820	1,923
5.65% 2/1/20	4,300	5,186
Tanger Properties LP:
6.125% 6/1/20	4,408	5,400
6.15% 11/15/15	24	27
Ventas Realty LP 2% 2/15/18	4,750	4,763
		59,032
TOTAL FINANCIALS		1,437,593
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,164
2.5% 11/15/16	2,000	2,100
3.875% 11/15/21	9,600	10,444
5.15% 11/15/41	11,150	12,214
5.85% 6/1/17	2,928	3,466
		31,388
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,473
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,449
4.125% 3/15/21	2,800	3,133
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,041
		10,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	$ 1,958	$ 1,965
4.125% 6/1/21	7,000	7,692
4.125% 11/15/42	4,411	4,242
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,789
4.35% 11/1/42	2,000	2,014
CIGNA Corp. 4% 2/15/22	4,600	4,970
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,016
6.3% 8/15/14	3,584	3,847
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,206
3.9% 2/15/22	10,400	11,084
Express Scripts, Inc.:
6.25% 6/15/14	2,000	2,137
7.25% 6/15/19	2,000	2,555
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,968
McKesson Corp. 0.95% 12/4/15	2,850	2,859
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,090
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,885
4.375% 3/15/42	11,800	11,933
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,587
1.875% 1/15/18	2,000	2,021
3.3% 1/15/23	2,000	2,024
4.625% 5/15/42	2,600	2,608
4.65% 1/15/43	2,000	2,023
5% 12/15/14	7,200	7,734
5.8% 8/15/40	4,000	4,705
		96,954
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,108
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (b)	5,700	5,747
1.75% 11/6/17 (b)	5,700	5,772
2.9% 11/6/22 (b)	5,700	5,698
4.4% 11/6/42 (b)	4,775	4,858
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,418
6.45% 9/15/37	3,250	4,287
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,503
5.45% 5/1/18	2,905	3,490
Hospira, Inc. 6.4% 5/15/15	2,000	2,216
Johnson & Johnson:
1.2% 5/15/14	4,700	4,750
4.85% 5/15/41	4,260	5,091
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,046
2.4% 9/15/22	2,000	1,977
3.6% 9/15/42	2,000	1,920
3.875% 1/15/21	1,000	1,115
4% 6/30/15	3,000	3,239
5% 6/30/19	5,970	7,130
5.85% 6/30/39	1,000	1,308
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,714
3.7% 9/21/42	2,825	2,762
4.125% 2/10/14	12,903	13,345
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,379
6.2% 3/15/19	4,000	5,035
7.2% 3/15/39	5,400	8,022
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,673
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,070
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,275	3,303
3.25% 10/1/22	11,000	11,094
4.625% 10/1/42	3,000	3,028
5% 8/15/14	1,000	1,058
6.125% 8/15/19	1,000	1,215
Wyeth 5.5% 2/1/14	5,400	5,645
Zoetis, Inc.:
1.875% 2/1/18 (b)	1,000	1,004
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (b)	$ 1,000	$ 1,006
4.7% 2/1/43 (b)	1,000	1,025
		140,943
TOTAL HEALTH CARE		280,489
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,681
General Dynamics Corp. 2.25% 7/15/16	2,400	2,510
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,748
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,119
4.85% 9/15/41	2,700	2,826
Raytheon Co.:
3.125% 10/15/20	2,000	2,110
4.875% 10/15/40	1,000	1,126
The Boeing Co.:
5% 3/15/14	3,000	3,139
6% 3/15/19	1,000	1,234
6.875% 3/15/39	3,300	4,699
United Technologies Corp.:
3.1% 6/1/22	2,875	3,008
4.5% 4/15/20	4,000	4,647
4.5% 6/1/42	3,000	3,227
5.7% 4/15/40	2,000	2,507
6.125% 2/1/19	4,000	5,003
		45,584
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,043
6.2% 1/15/38	2,500	3,373
		7,416
Airlines - 0.0%
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,853
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 2,220	$ 2,378
6.9% 7/2/19	626	667
		7,898
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,759
Waste Management, Inc. 2.9% 9/15/22	6,675	6,574
		11,333
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,955
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,246
6% 10/15/17	2,902	3,490
6.55% 10/15/37	4,250	5,768
Danaher Corp.:
1.3% 6/23/14	2,900	2,930
3.9% 6/23/21	2,900	3,232
General Electric Co. 5.25% 12/6/17	18,540	21,746
		43,367
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,056
5.3% 9/15/35	7,000	8,301
Deere & Co. 5.375% 10/16/29	1,000	1,241
		15,598
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,835
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,245
4.375% 9/1/42	4,500	4,559
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,204
CSX Corp.:
4.1% 3/15/44	6,775	6,372
7.375% 2/1/19	10,000	12,820
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,667
3.25% 12/1/21	5,000	5,214
3.95% 10/1/42	1,900	1,818
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.: - continued
5.75% 1/15/16	$ 10,000	$ 11,328
Union Pacific Corp. 4.75% 9/15/41	2,800	3,074
		74,136
TOTAL INDUSTRIALS		205,332
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,124
4.45% 1/15/20	2,000	2,308
4.95% 2/15/19	3,479	4,118
5.9% 2/15/39	12,416	15,718
		25,268
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,038
3.3% 12/9/16	5,250	5,448
4.3% 6/1/21	2,780	2,783
4.75% 6/2/14	8,300	8,663
6% 9/15/41	1,500	1,523
		20,455
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,052
6.55% 10/1/17	2,338	2,795
7.125% 10/1/37	2,475	3,191
		9,038
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,506
Google, Inc.:
1.25% 5/19/14	4,720	4,775
3.625% 5/19/21	3,780	4,187
		18,468
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,363
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.: - continued
1.95% 7/22/16	$ 1,500	$ 1,558
7.625% 10/15/18	13,000	17,229
		30,150
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,052
4.5% 5/15/21	4,000	4,229
5.625% 12/15/19	1,000	1,134
8.25% 5/15/14	3,902	4,228
		10,643
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,104
2.95% 6/1/14	2,000	2,066
4.2% 6/1/19	2,000	2,301
5.3% 2/8/41	1,500	1,842
Oracle Corp.:
5.375% 7/15/40	4,000	4,829
5.75% 4/15/18	7,400	8,958
		22,100
TOTAL INFORMATION TECHNOLOGY		136,122
MATERIALS - 1.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,146
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,207
3.625% 1/15/21	5,000	5,461
4.625% 1/15/20	3,000	3,466
Ecolab, Inc.:
1% 8/9/15	4,750	4,775
1.45% 12/8/17	6,650	6,620
Lubrizol Corp. 8.875% 2/1/19	919	1,280
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,118
3.75% 9/30/15	2,000	2,143
4.875% 3/30/20	1,500	1,721
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.: - continued
5.625% 12/1/40	$ 1,800	$ 2,133
Praxair, Inc.:
2.45% 2/15/22	4,650	4,637
3.25% 9/15/15	3,200	3,403
The Dow Chemical Co.:
4.125% 11/15/21	7,700	8,322
5.9% 2/15/15	2,500	2,744
7.6% 5/15/14	1,318	1,425
8.55% 5/15/19	2,358	3,183
9.4% 5/15/39	3,000	4,757
		65,541
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,069
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,196
6.8% 8/1/19	3,000	3,621
		6,817
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,992
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,257
5.25% 4/1/42	4,500	4,688
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,561
5.5% 4/1/14	2,500	2,636
6.5% 4/1/19	2,500	3,191
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (b)	5,675	5,674
3.1% 3/15/20 (b)	3,800	3,799
3.55% 3/1/22	5,125	5,100
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,162
6.25% 10/1/39	1,600	1,899
Rio Tinto Finance (USA) Ltd.:
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,431
5.2% 11/2/40	1,000	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
6.5% 7/15/18	$ 1,398	$ 1,734
7.125% 7/15/28	2,000	2,750
8.95% 5/1/14	4,000	4,378
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,981
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,191
5.2% 3/1/42	5,200	5,081
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,083
6.25% 1/23/17	9,395	10,747
		99,741
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,905
TOTAL MATERIALS		187,073
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,566
AT&T, Inc.:
2.4% 8/15/16	12,800	13,394
4.35% 6/15/45 (b)	24,760	23,303
5.55% 8/15/41	7,300	8,235
5.8% 2/15/19	4,000	4,826
6.3% 1/15/38	838	1,021
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	169
British Telecommunications PLC:
2% 6/22/15	7,000	7,177
9.625% 12/15/30	4,515	7,015
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,389
6.45% 6/15/21	5,250	5,601
7.6% 9/15/39	2,500	2,456
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,468
5.875% 8/20/13	10,000	10,238
6.75% 8/20/18	3,595	4,453
France Telecom SA:
2.125% 9/16/15	1,000	1,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA: - continued
5.375% 7/8/19	$ 4,000	$ 4,658
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,293
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,289
5.25% 10/1/15	4,571	4,796
6.999% 6/4/18	1,776	2,011
7.175% 6/18/19	6,000	6,835
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,974
4.949% 1/15/15	3,000	3,150
5.462% 2/16/21	2,700	2,847
5.877% 7/15/19	2,000	2,180
6.421% 6/20/16	1,151	1,264
7.045% 6/20/36	2,600	2,750
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,502
2% 11/1/16	9,600	9,952
4.75% 11/1/41	1,000	1,031
6.25% 4/1/37	3,121	3,863
6.35% 4/1/19	6,000	7,435
6.9% 4/15/38	6,025	7,960
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,783
		181,914
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,250
6.125% 11/15/37	8,365	10,018
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,657
4.75% 10/1/14	4,500	4,770
5.875% 10/1/19	2,905	3,428
6.35% 3/15/40	1,000	1,103
6.375% 3/1/41	2,100	2,305
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,452
8.5% 11/15/18	3,486	4,720
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,977
1.5% 2/19/18	7,700	7,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
2.5% 9/26/22	$ 3,000	$ 2,887
2.875% 3/16/16	440	465
3.375% 11/24/15	1,000	1,067
5% 12/16/13	2,275	2,356
5.45% 6/10/19	6,000	7,155
		64,299
TOTAL TELECOMMUNICATION SERVICES		246,213
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co. 5.2% 6/1/41	3,850	4,550
AmerenUE:
3.9% 9/15/42	3,700	3,696
6.4% 6/15/17	2,959	3,585
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,013
2.95% 12/15/22	4,000	3,985
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,470
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,805
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,221
8.875% 11/15/18	2,000	2,667
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,482
3.4% 9/1/21	1,000	1,079
5.8% 3/15/18	9,945	12,009
Detroit Edison Co. 2.65% 6/15/22	8,000	8,116
Duke Capital LLC 5.668% 8/15/14	2,036	2,172
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,765
5.25% 1/15/18	4,355	5,163
6% 1/15/38	3,450	4,430
Duke Energy Corp. 3.95% 9/15/14	4,500	4,719
Edison International 3.75% 9/15/17	3,000	3,260
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,614
6.8% 8/15/39	3,500	4,154
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec:
1.375% 6/19/17	$ 1,000	$ 1,015
2% 6/30/16	7,310	7,612
Mississippi Power Co. 4.25% 3/15/42	1,840	1,869
Nevada Power Co. 6.5% 8/1/18	1,555	1,944
Northern States Power Co.:
3.4% 8/15/42	2,000	1,840
5.25% 3/1/18	10,500	12,582
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,949
3.75% 8/15/42	5,900	5,591
5.4% 1/15/40	4,000	4,800
PacifiCorp 6% 1/15/39	6,193	8,110
Pennsylvania Electric Co. 6.05% 9/1/17	757	884
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,211
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,113
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,965
6% 12/1/39	3,200	3,882
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,090
3.65% 9/1/42	2,825	2,742
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,581
Southern California Edison Co. 4.5% 9/1/40	7,190	7,855
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,386
6.55% 5/15/36	5,500	7,652
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,952
6% 5/15/37	2,000	2,614
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,428
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,173
		206,606
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,279
Southern California Gas Co. 3.75% 9/15/42	2,000	1,973
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	512
		3,764
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,572
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,698
		9,270
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	3,364	4,050
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,363
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,315
5.5% 12/1/39	2,500	3,109
Consumers Energy Co. 2.85% 5/15/22	6,650	6,849
Delmarva Power & Light 4% 6/1/42	4,000	4,072
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,036
2.611% 9/30/66 (e)	1,000	934
4.9% 8/1/41	2,000	2,222
7.5% 6/30/66 (e)	1,000	1,110
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,522
6.5% 9/15/37	7,605	9,978
National Grid PLC 6.3% 8/1/16	1,463	1,701
NiSource Finance Corp.:
5.25% 9/15/17	835	960
5.4% 7/15/14	1,334	1,415
5.45% 9/15/20	5,111	5,993
6.25% 12/15/40	2,453	2,929
6.4% 3/15/18	1,532	1,839
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,118
Sempra Energy:
2.875% 10/1/22	3,000	2,993
6% 10/15/39	1,000	1,248
6.5% 6/1/16	3,000	3,506
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,589
		69,851
TOTAL UTILITIES		289,491
TOTAL NONCONVERTIBLE BONDS (Cost $3,403,966)		3,733,879
U.S. Government and Government Agency Obligations - 42.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.5% 8/9/13	$ 9,861	$ 9,876
0.5% 3/30/16	28,500	28,518
0.875% 8/28/14	68,669	69,298
0.875% 10/26/17	32,907	33,043
Federal Farm Credit Bank 3% 9/22/14	50,000	52,162
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,108
0.375% 1/29/14	20,085	20,117
1% 6/21/17	35,300	35,681
5% 11/17/17	33,300	39,786
Freddie Mac:
0.75% 3/28/13	31,355	31,369
1% 8/27/14	13,211	13,368
1% 6/29/17	2,660	2,692
1% 9/29/17	32,075	32,363
1.75% 9/10/15	20,385	21,080
2.375% 1/13/22	13,000	13,508
3.75% 3/27/19	2,300	2,645
4.875% 6/13/18	66,960	80,284
6.25% 7/15/32	7,700	11,182
6.75% 3/15/31	26,000	39,172
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,706
5.375% 4/1/56	5,395	7,013
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		578,971
U.S. Treasury Obligations - 38.7%
U.S. Treasury Bonds:
2.75% 8/15/42	34,040	31,742
2.75% 11/15/42	49,295	45,906
3.5% 2/15/39	12,115	13,256
3.875% 8/15/40	30,080	35,006
4.25% 5/15/39	26,000	32,143
4.25% 11/15/40	811	1,003
4.375% 2/15/38	8,200	10,309
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,089
4.375% 5/15/41	57,765	72,883
4.5% 2/15/36	18,000	22,978
4.5% 5/15/38	15,000	19,214
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 8/15/39	$ 39,000	$ 50,091
4.625% 2/15/40	21,500	28,158
4.75% 2/15/37	11,000	14,556
4.75% 2/15/41	54,830	73,249
5% 5/15/37	11,000	15,060
5.375% 2/15/31	79,770	111,055
6.25% 5/15/30	86,360	130,458
8.75% 5/15/17	8,000	10,718
8.875% 8/15/17	5,000	6,814
8.875% 2/15/19	6,960	10,167
9% 11/15/18	4,000	5,811
9.125% 5/15/18	3,000	4,280
U.S. Treasury Notes:
0.125% 7/31/14	83,940	83,845
0.25% 3/31/14	27,330	27,348
0.25% 4/30/14	76,750	76,798
0.25% 5/31/14	26,740	26,755
0.25% 9/15/14	31,800	31,816
0.25% 9/30/14	17,750	17,758
0.25% 10/31/14	91,460	91,503
0.25% 12/15/14	13,480	13,485
0.25% 1/15/15	86,410	86,430
0.25% 2/15/15	156,970	156,970
0.25% 5/15/15	34,110	34,097
0.25% 7/15/15	43,300	43,259
0.25% 8/15/15	68,575	68,500
0.25% 9/15/15	40,400	40,346
0.25% 10/15/15	95,560	95,411
0.25% 12/15/15	76,440	76,279
0.375% 11/15/14	62,560	62,716
0.375% 3/15/15	36,320	36,408
0.375% 4/15/15	5,240	5,253
0.375% 6/15/15	56,410	56,538
0.375% 11/15/15	139,170	139,398
0.375% 1/15/16	54,106	54,169
0.375% 2/15/16	91,200	91,278
0.5% 8/15/14	113,810	114,295
0.5% 10/15/14	81,350	81,725
0.5% 7/31/17	44,635	44,356
0.625% 7/15/14	130,240	130,978
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 5/31/17	$ 60,000	$ 60,056
0.625% 9/30/17	59,465	59,321
0.625% 11/30/17	27,735	27,631
0.75% 6/15/14	72,190	72,695
0.75% 10/31/17	32,870	32,952
0.875% 11/30/16	43,120	43,723
0.875% 12/31/16	12,063	12,228
0.875% 1/31/17	54,880	55,600
0.875% 2/28/17	109,294	110,694
0.875% 1/31/18	9,310	9,367
0.875% 7/31/19	6,455	6,360
1% 5/15/14	44,750	45,180
1% 8/31/16	100,010	101,909
1% 9/30/16	46,030	46,904
1% 10/31/16	86,750	88,383
1% 3/31/17	45,115	45,901
1% 6/30/19	22,010	21,888
1.125% 5/31/19	7,650	7,678
1.25% 3/15/14	330	334
1.25% 4/15/14	51,073	51,678
1.25% 8/31/15	76,590	78,409
1.25% 9/30/15	6,000	6,146
1.25% 10/31/15	39,660	40,642
1.25% 4/30/19	4,550	4,606
1.25% 10/31/19	46,950	47,214
1.375% 9/30/18	156,220	160,211
1.375% 2/28/19	98,500	100,632
1.375% 1/31/20	31,420	31,724
1.5% 6/30/16	86,270	89,350
1.5% 7/31/16	31,340	32,476
1.5% 8/31/18	215,460	222,547
1.5% 3/31/19	12,800	13,161
1.625% 8/15/22	120,674	118,741
1.625% 11/15/22	90,316	88,467
1.75% 3/31/14	950	966
1.75% 7/31/15	53,000	54,855
1.75% 5/31/16	13,840	14,441
1.75% 10/31/18	10	10
1.875% 2/28/14	1,660	1,688
1.875% 4/30/14	23,821	24,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15	$ 60,900	$ 63,169
1.875% 9/30/17	11,325	11,938
1.875% 10/31/17	40,860	43,079
2% 4/30/16	49,100	51,586
2% 2/15/23	55,740	56,324
2.125% 5/31/15	86,030	89,599
2.125% 12/31/15	18,710	19,654
2.125% 2/29/16	145,700	153,383
2.125% 8/15/21	90,750	94,607
2.25% 5/31/14	20,570	21,093
2.25% 3/31/16	54,000	57,109
2.25% 11/30/17	11,000	11,794
2.375% 2/28/15	9,084	9,467
2.5% 3/31/15	52,000	54,429
2.5% 4/30/15	50,580	53,018
2.625% 6/30/14	31,801	32,822
2.625% 7/31/14	11,830	12,234
2.625% 12/31/14	49,640	51,812
2.625% 2/29/16	13,600	14,518
2.625% 4/30/18	10,200	11,144
2.625% 8/15/20	141,000	153,822
2.625% 11/15/20	94,180	102,575
2.75% 11/30/16	25,000	27,080
2.75% 12/31/17	3,000	3,290
3% 8/31/16	12,402	13,498
3% 9/30/16	22,000	23,975
3.125% 10/31/16	23,900	26,191
3.125% 5/15/21	50,876	57,208
3.25% 5/31/16	14,200	15,505
3.25% 12/31/16	25,000	27,586
3.375% 11/15/19	27,740	31,745
3.5% 2/15/18	4,000	4,535
3.5% 5/15/20	81,800	94,377
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	69,229
3.625% 2/15/21	39,800	46,317
3.875% 5/15/18	8,000	9,251
4% 2/15/15	9,600	10,303
4% 8/15/18	22,000	25,713
4.125% 5/15/15	19,300	20,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17	$ 16,000	$ 18,638
4.5% 5/15/17	13,000	15,113
4.625% 11/15/16	15,000	17,273
4.625% 2/15/17	14,000	16,232
5.125% 5/15/16	13,100	15,068
TOTAL U.S. TREASURY OBLIGATIONS		6,332,089
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,615,271)		6,911,060
U.S. Government Agency - Mortgage Securities - 31.8%

Fannie Mae - 20.8%
2.5% 3/1/27 to 1/1/28	24,890	25,871
2.5% 3/1/28 (d)	63,700	66,164
2.5% 3/1/28 (d)	22,400	23,266
2.5% 3/1/28 (d)	24,000	24,928
2.5% 3/1/28 (d)	25,000	25,967
2.661% 11/1/34 (e)	19,208	20,189
3% 11/1/20 to 1/1/43	154,242	162,332
3% 5/1/22	3,169	3,349
3% 3/1/28 (d)	17,000	17,895
3% 3/1/28 (d)	6,000	6,316
3% 1/1/43	3,743	3,882
3% 1/1/43	1,916	1,990
3% 3/1/43 (d)	26,400	27,335
3% 3/1/43 (d)	89,800	92,980
3% 3/1/43 (d)	46,400	48,043
3% 3/1/43 (d)	24,400	25,264
3% 3/1/43 (d)	24,400	25,264
3% 3/1/43 (d)	12,800	13,253
3% 3/1/43 (d)	29,800	30,855
3% 4/1/43 (d)	26,400	27,268
3% 4/1/43 (d)	36,100	37,287
3% 4/1/43 (d)	24,400	25,202
3% 4/1/43 (d)	24,400	25,202
3% 4/1/43 (d)	14,900	15,390
3% 4/1/43 (d)	14,900	15,390
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (d)	$ 57,000	$ 58,874
3.071% 4/1/41 (e)	14,690	15,441
3.5% 10/1/18 to 3/1/43	387,932	411,182
3.5% 3/1/28 (d)	5,000	5,301
3.5% 3/1/28 (d)	2,000	2,120
3.5% 7/1/42	28	29
3.5% 7/1/42	342	363
3.5% 8/1/42	422	448
3.5% 8/1/42	334	355
3.5% 2/1/43	4,763	5,044
3.5% 2/1/43	4,549	4,817
3.5% 3/1/43 (d)	25,800	27,284
3.5% 3/1/43 (d)	25,400	26,861
3.5% 3/1/43 (d)	25,400	26,861
3.5% 3/1/43 (d)	32,600	34,475
3.5% 3/1/43 (d)	24,900	26,332
3.5% 3/1/43 (d)	46,200	48,857
3.5% 4/1/43 (d)	34,800	36,718
3.5% 4/1/43 (d)	8,000	8,441
4% 8/1/18 to 4/1/42	446,506	478,156
4% 3/1/28 (d)	1,000	1,070
4% 3/1/43 (d)	5,900	6,290
4% 3/1/43 (d)	7,300	7,782
4% 3/1/43 (d)	2,000	2,132
4.482% 11/1/34 (e)	2,078	2,220
4.5% 4/1/18 to 11/1/41	434,735	469,701
4.5% 3/1/43 (d)	6,300	6,783
5% 6/1/20 to 4/1/41	316,030	342,989
5% 3/1/43 (d)	4,000	4,332
5% 3/1/43 (d)	3,000	3,249
5.5% 8/1/14 to 7/1/41	226,622	247,654
5.5% 3/1/43 (d)	3,000	3,269
5.5% 3/1/43 (d)	1,000	1,090
6% 8/1/22 to 7/1/41	190,473	209,997
6% 3/1/43 (d)	4,000	4,385
6% 3/1/43 (d)	3,000	3,289
6.5% 4/1/19 to 6/1/40	69,285	77,816
TOTAL FANNIE MAE		3,402,889
Freddie Mac - 3.1%
1.855% 3/1/36 (e)	9,767	10,172
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.369% 12/1/35 (e)	$ 8,327	$ 8,861
3% 8/1/42 (d)	925	955
3% 2/1/43	3,082	3,186
3% 2/1/43 (d)	2,216	2,287
3.029% 9/1/37 (e)	2,696	2,837
3.5% 4/1/42 to 9/1/42	65,588	69,107
4% 8/1/31 to 1/1/42	98,311	105,112
4.5% 6/1/25 to 10/1/41	127,374	137,406
4.76% 3/1/35 (e)	5,096	5,366
5% 4/1/23 to 9/1/40	76,171	82,581
5.5% 3/1/34 to 12/1/39	71,385	77,693
6% 4/1/32 to 8/1/37	4,079	4,504
6.5% 8/1/36 to 12/1/37	2,649	2,944
TOTAL FREDDIE MAC		513,011
Ginnie Mae - 7.9%
3.5% 3/15/39 to 11/20/42	209,605	225,510
3.5% 12/20/42	41,396	44,380
3.5% 3/1/43 (d)	64,000	68,970
3.5% 3/1/43 (d)	32,000	34,485
3.5% 3/1/43 (d)	16,400	17,566
3.5% 3/1/43 (d)	60,000	64,266
4% 1/15/25 to 12/15/41	195,384	212,725
4% 3/1/43 (d)	1,000	1,087
4.5% 9/15/33 to 3/15/42	255,593	280,393
4.5% 3/1/43 (d)	3,000	3,279
5% 3/15/39 to 9/15/41	167,578	186,398
5.5% 10/15/35 to 12/20/41	66,960	73,681
6% 5/20/34 to 12/15/40	43,812	49,589
6.5% 8/20/36 to 2/15/39	18,121	20,557
TOTAL GINNIE MAE		1,282,886
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,089,866)		5,198,786
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 5,000	$ 5,031
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,010
Citibank Credit Card Issuance Trust Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,059
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,473
TOTAL ASSET-BACKED SECURITIES (Cost $17,739)		17,573
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,275	1,286
Series 2005-1 Class A3, 4.877% 11/10/42	198	199
Series 2006-2 Class AAB, 5.7141% 5/10/45 (e)	861	905
Series 2006-5:
Class A2, 5.317% 9/10/47	3,589	3,589
Class A3, 5.39% 9/10/47	1,768	1,859
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,748
Series 2007-4 Class A3, 5.806% 2/10/51 (e)	852	896
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	713
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,119
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	71
Series 2007-3:
Class A3, 5.5925% 6/10/49 (e)	2,118	2,118
Class A4, 5.5925% 6/10/49 (e)	2,643	3,038
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,170
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	5,071	422
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7166% 6/11/40 (e)	16,612	19,384
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,567
Series 2006-T22 Class A4, 5.5728% 4/12/38 (e)	159	178
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,553
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,604
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.7016% 12/10/49 (e)	$ 9,950	$ 11,622
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (e)	757	764
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,508
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,276
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (e)	1,268	1,351
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	433
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	631
COMM pass-thru certificates:
floater Series 2001-J2A Class A2F, 0.7022% 7/16/34 (b)(e)	1	1
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,706
Series 2007-C9 Class A4, 5.8001% 12/10/49 (e)	2,805	3,293
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,391
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,897
Series 2007-C3 Class A4, 5.6803% 6/15/39 (e)	10,213	11,733
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,003	2,030
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,305
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (b)(e)	4,524	3,971
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	539	551
Series 2006-C1 Class A3, 5.4088% 2/15/39 (e)	3,850	3,885
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3512% 2/15/22 (b)(e)	480	466
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	280
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	15,050
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (b)(e)	477	459
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,598	1,618
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,201
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A4, 5.8671% 7/10/38 (e)	$ 10,980	$ 12,424
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	275	279
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (e)	1,977	2,013
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	916
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	354	371
Class A3, 5.336% 5/15/47	529	597
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (e)	17,057	19,613
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (e)	1,916	1,977
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,210
Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	862	887
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (e)	108	39
Class C, 5.7259% 2/12/49 (e)	283	78
Class D, 5.7259% 2/12/49 (e)	298	50
Series 2007-LDP10 Class ES, 5.562% 1/15/49 (b)(e)	656	25
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (e)	3,327	3,871
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6 Class A4, 5.372% 9/15/39	571	649
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,073
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740	4,889
Class A4, 5.424% 2/15/40	1,163	1,331
Series 2007-C2 Class A3, 5.43% 2/15/40	611	690
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,835
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,786
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (b)(e)	406	393
Class E, 0.4912% 9/15/21 (b)(e)	1,465	1,404
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (b)(e)	1,103	781
Series 2006-C1 Class A2, 5.683% 5/12/39 (e)	501	503
Series 2007-C1 Class A4, 5.8505% 6/12/50 (e)	4,800	5,553
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2008-C1 Class A4, 5.69% 2/12/51	$ 2,707	$ 3,160
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (e)	73	73
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	813	850
Series 2007-5:
Class A3, 5.364% 8/12/48	493	503
Class A4, 5.378% 8/12/48	51	58
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,275
Series 2007-7 Class A4, 5.7411% 6/12/50 (e)	4,438	5,084
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	3,756	3,860
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	307
Series 2007-8 Class A3, 5.9357% 8/12/49 (e)	1,094	1,269
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.362% 10/15/20 (b)(e)	728	687
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,092	1,099
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	665
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,710
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (e)	218	220
Class A4, 5.693% 10/15/42 (e)	380	423
Series 2006-T23 Class A3, 5.815% 8/12/41 (e)	647	671
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,181
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	65
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.4812% 9/15/21 (b)(e)	252	236
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	4	4
Series 2003-C8 Class A3, 4.445% 11/15/35	1,338	1,349
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,453
Series 2007-C30:
Class A3, 5.246% 12/15/43	345	352
Class A4, 5.305% 12/15/43	373	409
Class A5, 5.342% 12/15/43	1,357	1,531
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,617
Series 2007-C32 Class A3, 5.7388% 6/15/49 (e)	7,152	8,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33 Class A5, 5.9245% 2/15/51 (e)	$ 839	$ 968
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	607
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,339
Series 2005-C22:
Class B, 5.3875% 12/15/44 (e)	2,812	1,927
Class F, 5.3875% 12/15/44 (b)(e)	2,115	588
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,274
Series 2006-C25 Class AM, 5.7332% 5/15/43 (e)	664	751
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $201,040)		284,874
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,546
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,411
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,221
7.55% 4/1/39	15,000	21,814
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,774
Series 2011:
4.511% 3/1/15	1,590	1,686
4.961% 3/1/16	2,830	3,103
5.877% 3/1/19	2,080	2,389
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,464
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,907
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,359
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,852
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,928
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,238
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,168
TOTAL MUNICIPAL SECURITIES (Cost $102,224)		119,860
Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic:
4.875% 1/22/21	$ 15,540	$ 18,143
5.625% 1/7/41	13,000	15,600
6% 1/17/17	3,000	3,503
Canadian Government:
0.875% 2/14/17	2,200	2,218
2.375% 9/10/14	3,000	3,096
Chilean Republic 3.25% 9/14/21	9,000	9,518
Colombian Republic:
2.625% 3/15/23	7,575	7,299
6.125% 1/18/41	4,750	6,068
Export Development Canada 1.25% 10/26/16	4,000	4,097
Israeli State 4% 6/30/22	7,000	7,562
Italian Republic:
3.125% 1/26/15	16,000	16,306
6.875% 9/27/23	6,000	6,891
Korean Republic 7.125% 4/16/19	6,650	8,642
Manitoba Province:
1.3% 4/3/17	3,420	3,493
2.1% 9/6/22	1,900	1,875
New Brunswick Province 2.75% 6/15/18	4,350	4,682
Ontario Province:
0.95% 5/26/15	17,000	17,166
4% 10/7/19	15,000	17,174
Peruvian Republic:
5.625% 11/18/50	3,300	3,993
6.55% 3/14/37	3,075	4,182
7.125% 3/30/19	1,900	2,442
Polish Government:
3.875% 7/16/15	4,350	4,629
5% 10/19/15	3,050	3,361
5% 3/23/22	14,500	16,603
Province of British Columbia 1.2% 4/25/17	7,600	7,728
Province of Quebec 2.75% 8/25/21	20,000	20,793
South African Republic:
5.875% 5/30/22	1,900	2,244
6.875% 5/27/19	5,700	6,968
United Mexican States:
3.625% 3/15/22	3,000	3,198
4.75% 3/8/44	1,250	1,311
5.125% 1/15/20	23,500	27,554
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
6.05% 1/11/40	$ 6,000	$ 7,515
Uruguay Republic 4.125% 11/20/45	4,750	4,441
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $251,754)		270,295
Supranational Obligations - 1.1%

African Development Bank:
euro 3% 5/27/14	5,000	5,164
0.875% 3/15/18	1,900	1,893
1.125% 3/15/17	1,300	1,321
Asian Development Bank:
1.125% 3/15/17	5,000	5,083
2.75% 5/21/14	30,000	30,894
Council of Europe Development Bank:
1% 3/7/18	1,900	1,891
2.625% 2/16/16	4,250	4,497
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,889
2.5% 3/15/16	3,800	4,026
European Investment Bank:
1.625% 3/15/13	3,000	3,001
2.875% 1/15/15	5,000	5,227
3.125% 6/4/14	72,000	74,488
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,905
1.125% 3/15/17	17,100	17,417
3% 4/22/14	7,700	7,938
3.875% 9/17/19	5,000	5,821
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,023
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $173,780)		179,478
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	$ 1,725	$ 1,904
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $853,072)	853,071,884	853,072
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $16,709,856)		17,570,781
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(1,195,717)
NET ASSETS - 100%		$ 16,375,064
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (7,000)	(7,248)
3% 3/1/43	(3,300)	(3,417)
3% 3/1/43	(26,400)	(27,335)
3% 3/1/43	(36,100)	(37,378)
3% 3/1/43	(24,400)	(25,264)
3% 3/1/43	(24,400)	(25,264)
3% 3/1/43	(14,900)	(15,428)
3% 3/1/43	(14,900)	(15,428)
3% 3/1/43	(29,800)	(30,855)
3.5% 3/1/43	(71,100)	(75,188)
3.5% 3/1/43	(46,200)	(48,857)
3.5% 3/1/43	(34,800)	(36,801)
TOTAL FANNIE MAE		(348,463)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 3/1/43	$ (60,000)	$ (64,659)
3.5% 3/1/43	(32,200)	(34,489)
4% 3/1/43	(6,800)	(7,394)
4.5% 3/1/43	(1,000)	(1,093)
5% 3/1/43	(2,000)	(2,184)
TOTAL GINNIE MAE		(109,819)
TOTAL TBA SALE COMMITMENTS (Proceeds $457,072)		$ (458,282)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,317,000 or 0.6% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 760
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,733,879	$ -	$ 3,733,879	$ -
U.S. Government and Government Agency Obligations	6,911,060	-	6,911,060	-
U.S. Government Agency - Mortgage Securities	5,198,786	-	5,198,786	-
Asset-Backed Securities	17,573	-	17,573	-
Commercial Mortgage Securities	284,874	-	284,809	65
Municipal Securities	119,860	-	119,860	-
Foreign Government and Government Agency Obligations	270,295	-	270,295	-
Supranational Obligations	179,478	-	179,478	-
Preferred Securities	1,904	-	1,904	-
Money Market Funds	853,072	853,072	-	-
Total Investments in Securities:	$ 17,570,781	$ 853,072	$ 16,717,644	$ 65
Other Financial Instruments:
TBA Sale Commitments	$ (458,282)	$ -	$ (458,282)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,856,784)	$ 16,717,709
Fidelity Central Funds (cost $853,072)	853,072
Total Investments (cost $16,709,856)		$ 17,570,781
Cash		1
Receivable for investments sold, regular delivery		100,015
Receivable for TBA sale commitments		457,072
Receivable for fund shares sold		18,700
Interest receivable		81,291
Distributions receivable from Fidelity Central Funds		97
Receivable from investment adviser for expense reductions		365
Other receivables		80
Total assets		18,228,402

Liabilities
Payable for investments purchased Regular delivery	$ 271,000
Delayed delivery	1,110,615
TBA sale commitments, at value	458,282
Payable for fund shares redeemed	10,982
Distributions payable	376
Accrued management fee	679
Other affiliated payables	1,321
Other payables and accrued expenses	83
Total liabilities		1,853,338

Net Assets		$ 16,375,064
Net Assets consist of:
Paid in capital		$ 15,560,263
Undistributed net investment income		12,885
Accumulated undistributed net realized gain (loss) on investments		(57,799)
Net unrealized appreciation (depreciation) on investments		859,715
Net Assets		$ 16,375,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($5,081,483 ÷ 429,636 shares)	$ 11.83

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,587,539 ÷ 472,459 shares)	$ 11.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,109,723 ÷ 262,943 shares)	$ 11.83

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($900,288 ÷ 76,125 shares)	$ 11.83

Class F: Net Asset Value, offering price and redemption price per share ($1,696,031 ÷ 143,412 shares)	$ 11.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 55
Interest		187,550
Income from Fidelity Central Funds		760
Total income		188,365

Expenses
Management fee	$ 3,982
Transfer agent fees	8,082
Independent trustees' compensation	30
Miscellaneous	19
Total expenses before reductions	12,113
Expense reductions	(1,503)	10,610
Net investment income (loss)		177,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,484
Change in net unrealized appreciation (depreciation) on: Investment securities	(201,532)
Delayed delivery commitments	(1,210)
Total change in net unrealized appreciation (depreciation)		(202,742)
Net gain (loss)		(171,258)
Net increase (decrease) in net assets resulting from operations		$ 6,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,755	$ 371,304
Net realized gain (loss)	31,484	114,525
Change in net unrealized appreciation (depreciation)	(202,742)	306,243
Net increase (decrease) in net assets resulting from operations	6,497	792,072
Distributions to shareholders from net investment income	(173,229)	(362,338)
Distributions to shareholders from net realized gain	(111,187)	(69,099)
Total distributions	(284,416)	(431,437)
Share transactions - net increase (decrease)	1,056,527	3,174,265
Total increase (decrease) in net assets	778,608	3,534,900

Net Assets
Beginning of period	15,596,456	12,061,556
End of period (including undistributed net investment income of $12,885 and undistributed net investment income of $8,359, respectively)	$ 16,375,064	$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.127	.312	.351	.373	.445	.503
Net realized and unrealized gain (loss)	(.130)	.358	.137	.613	.325	(.012)
Total from investment operations	(.003)	.670	.488	.986	.770	.491
Distributions from net investment income	(.123)	(.305)	(.342)	(.366)	(.450)	(.521)
Distributions from net realized gain	(.084)	(.065)	(.076)	-	-	-
Total distributions	(.207)	(.370)	(.418)	(.366)	(.450)	(.521)
Net asset value, end of period	$ 11.83	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Total Return B,C	(.02)%	5.82%	4.32%	9.10%	7.39%	4.61%
Ratios to Average Net Assets E,G
Expenses before reductions	.22% A	.22%	.28%	.36%	.45%	.48%
Expenses net of fee waivers, if any	.22% A	.22%	.27%	.32%	.32%	.32%
Expenses net of all reductions	.22% A	.22%	.27%	.32%	.32%	.32%
Net investment income (loss)	2.15% A	2.63%	3.06%	3.32%	4.16%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,081	$ 5,981	$ 7,287	$ 11,355	$ 10,281	$ 8,954
Portfolio turnover rate F	116% A	100%	106%	165%	231% H	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.133	.321	.115
Net realized and unrealized gain (loss)	(.119)	.349	.301
Total from investment operations	.014	.670	.416
Distributions from net investment income	(.130)	(.315)	(.116)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.214)	(.380)	(.116)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B, C	.12%	5.82%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17% A
Expenses net of fee waivers, if any	.11% A	.12%	.17% A
Expenses net of all reductions	.11% A	.12%	.17% A
Net investment income (loss)	2.26% A	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,588	$ 4,265	$ 1,533
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.136	.329	.118
Net realized and unrealized gain (loss)	(.120)	.349	.302
Total from investment operations	.016	.678	.420
Distributions from net investment income	(.132)	(.323)	(.120)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.216)	(.388)	(.120)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B,C	.14%	5.89%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	2.30% A	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,110	$ 3,121	$ 1,926
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.137	.331	.118
Net realized and unrealized gain (loss)	(.119)	.349	.303
Total from investment operations	.018	.680	.421
Distributions from net investment income	(.134)	(.325)	(.121)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.218)	(.390)	(.121)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B,C	.15%	5.91%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	2.32% A	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 869	$ 682
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.136	.331	.365	.359
Net realized and unrealized gain (loss)	(.118)	.349	.139	.542
Total from investment operations	.018	.680	.504	.901
Distributions from net investment income	(.134)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.084)	(.065)	(.076)	-
Total distributions	(.218)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74	$ 11.67
Total Return B,C	.15%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.05%	.12%	.22% A
Expenses net of all reductions	.05% A	.05%	.12%	.22% A
Net investment income (loss)	2.32% A	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,696	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	116% A	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class, Fidelity Advantage® Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 840,553
Gross unrealized depreciation	(27,744)
Net unrealized appreciation (depreciation) on securities and other investments	$ 812,809

Tax cost	$ 16,757,972

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $537,584 and $208,654, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,998
Fidelity Advantage Class	2,769
Institutional Class	315
$ 8,082

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $43.

8. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.11% / .10%*	$ 1,500

* Expense limitation effective January 1, 2013.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Investor Class	$ 61,186	$ 167,706
Fidelity Advantage Class	50,176	74,362
Institutional Class	35,050	73,422
Fidelity Advantage Institutional Class	9,809	21,433
Class F	17,008	25,415
Total	$ 173,229	$ 362,338
From net realized gain
Investor Class	$ 42,819	$ 38,973
Fidelity Advantage Class	29,986	9,226
Institutional Class	22,091	13,119
Fidelity Advantage Institutional Class	5,966	4,052
Class F	10,325	3,729
Total	$ 111,187	$ 69,099

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Investor Class
Shares sold	68,758	219,227	$ 819,163	$ 2,590,861
Reinvestment of distributions	8,582	17,223	102,355	203,302
Shares redeemed	(144,666)	(360,325)	(1,717,593)	(4,255,158)
Net increase (decrease)	(67,326)	(123,875)	$ (796,075)	$ (1,460,995)
Fidelity Advantage Class
Shares sold	176,281	295,544	$ 2,093,153	$ 3,495,741
Reinvestment of distributions	6,536	6,745	77,909	79,928
Shares redeemed	(64,739)	(78,535)	(770,075)	(930,374)
Net increase (decrease)	118,078	223,754	$ 1,400,987	$ 2,645,295
Institutional Class
Shares sold	39,402	140,043	$ 469,465	$ 1,653,379
Reinvestment of distributions	4,792	7,321	57,138	86,541
Shares redeemed	(40,572)	(52,167)	(482,324)	(616,935)
Net increase (decrease)	3,622	95,197	$ 44,279	$ 1,122,985
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Fidelity Advantage Institutional Class
Shares sold	15,793	31,349	$ 187,987	$ 370,990
Reinvestment of distributions	1,323	2,157	15,775	25,485
Shares redeemed	(13,195)	(19,376)	(157,126)	(229,498)
Net increase (decrease)	3,921	14,130	$ 46,636	$ 166,977
Class F
Shares sold	31,450	72,364	$ 374,479	$ 856,804
Reinvestment of distributions	2,293	2,462	27,333	29,144
Shares redeemed	(3,449)	(15,698)	(41,112)	(185,945)
Net increase (decrease)	30,294	59,128	$ 360,700	$ 700,003

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Class F and Investor Class, as well as the fund's relative investment performance for Class F and Investor Class measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class of the fund had less than one year of performance as of December 31, 2011.)

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Investor Class compared favorably to its benchmark. The Board noted that the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences, such as when the fund (but not the index) fair values a particular security or when the index value is calculated at a different time of day than the fund's net asset value. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund- level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.11% through October 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-USAN-0413
1.790948.109

Spartan®

U.S. Bond Index
Fund

Class F

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Investor Class	.22%
Actual		$ 1,000.00	$ 999.80	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.11%
Actual		$ 1,000.00	$ 1,001.20	$ .55
Hypothetical A		$ 1,000.00	$ 1,024.25	$ .55
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,001.40	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,001.50	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,001.50	$ .25
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 71.4%
AAA 3.5%	AAA 3.5%
AA 3.5%	AA 3.6%
A 9.8%	A 10.4%
BBB 11.2%	BBB 10.1%
BB and Below 0.0%†	BB and Below 0.0%†
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.2	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	4.9	4.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*	As of August 31, 2012**
Corporate Bonds 22.8%	Corporate Bonds 22.3%
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 71.4%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.2%
CMOs and Other Mortgage Related Securities 1.7%	CMOs and Other Mortgage Related Securities 1.9%
Municipal Bonds 0.7%	Municipal Bonds 0.8%
Other Investments 2.8%	Other Investments 2.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 0.9%

* Foreign investments	8.0%	** Foreign investments	7.9%
† Amount represents less than 0.1%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,560
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	2,405
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,774
6.3% 3/1/38	7,045	9,609
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,155
5.3% 9/15/19	2,000	2,335
		16,873
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,412
Comcast Corp.:
3.125% 7/15/22	3,000	3,076
4.65% 7/15/42	4,000	4,160
4.95% 6/15/16	1,862	2,101
5.7% 5/15/18	2,940	3,539
5.7% 7/1/19	8,500	10,348
6.4% 3/1/40	1,000	1,290
6.55% 7/1/39	3,000	3,901
6.95% 8/15/37	6,700	9,086
COX Communications, Inc. 4.625% 6/1/13	4,425	4,470
Discovery Communications LLC 5.05% 6/1/20	3,200	3,672
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,385
6.4% 4/30/40	3,000	3,857
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,372
News America, Inc.:
5.3% 12/15/14	868	938
5.65% 8/15/20	1,000	1,203
6.15% 3/1/37	3,955	4,707
6.9% 3/1/19	2,110	2,657
6.9% 8/15/39	2,000	2,580
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,573
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,020
5.85% 5/1/17	5,801	6,748
6.2% 7/1/13	2,302	2,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
6.75% 7/1/18	$ 1,162	$ 1,423
7.3% 7/1/38	4,000	5,012
8.75% 2/14/19	2,368	3,127
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,270
4% 1/15/22	1,000	1,077
5.875% 11/15/16	2,131	2,485
6.5% 11/15/36	5,724	6,902
Viacom, Inc.:
4.375% 9/15/14	2,000	2,110
4.375% 3/15/43 (b)	2,635	2,455
5.625% 9/15/19	1,000	1,194
6.125% 10/5/17	5,420	6,439
Walt Disney Co.:
1.125% 2/15/17	2,760	2,768
2.55% 2/15/22	2,810	2,814
5.5% 3/15/19	2,000	2,424
		141,938
Multiline Retail - 0.2%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,567
4.3% 2/15/43	4,750	4,370
Target Corp.:
3.875% 7/15/20	3,000	3,356
4% 7/1/42	7,000	6,850
5.875% 7/15/16	2,100	2,457
7% 1/15/38	3,100	4,421
		26,021
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	5,500	5,675
Home Depot, Inc.:
5.4% 3/1/16	6,400	7,269
5.875% 12/16/36	4,700	5,963
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,533
4.625% 4/15/20	2,000	2,313
4.65% 4/15/42	6,500	6,822
5.8% 4/15/40	2,000	2,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Turlock Corp.:
1.5% 11/2/17 (b)	$ 4,775	$ 4,786
2.75% 11/2/22 (b)	5,725	5,623
4% 11/2/32 (b)	1,900	1,898
4.15% 11/2/42 (b)	1,900	1,847
		55,175
TOTAL CONSUMER DISCRETIONARY		246,972
CONSUMER STAPLES - 1.8%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,454
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,723
2.625% 1/17/23	2,825	2,798
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	8,002
2.5% 7/15/22	8,625	8,459
4.125% 1/15/15	5,700	6,073
5.375% 1/15/20	1,500	1,810
8.2% 1/15/39	2,800	4,484
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,720
5.75% 10/23/17	5,185	6,214
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,799
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,861
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,808
3.6% 8/13/42	3,000	2,781
4.875% 11/1/40	2,300	2,611
7.9% 11/1/18	6,000	8,025
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,867
3.15% 11/15/20	3,700	4,001
		96,490
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,316
6.125% 9/15/39	1,000	1,262
Kroger Co. 3.9% 10/1/15	9,000	9,670
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. 5% 8/15/19	$ 1,000	$ 1,092
Wal-Mart Stores, Inc.:
2.8% 4/15/16	6,700	7,133
3.2% 5/15/14	10,000	10,342
5.625% 4/1/40	2,000	2,513
5.625% 4/15/41	4,600	5,813
6.5% 8/15/37	8,275	11,313
Walgreen Co.:
1.8% 9/15/17	1,900	1,927
3.1% 9/15/22	2,850	2,861
		61,242
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,529
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,742
3.2% 1/25/23	5,675	5,663
5.875% 4/15/14	4,000	4,219
General Mills, Inc. 5.65% 2/15/19	13,501	16,343
Kellogg Co.:
3.125% 5/17/22	1,875	1,927
3.25% 5/21/18	2,800	3,038
4.45% 5/30/16	2,000	2,209
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,927
5% 6/4/42	2,825	3,084
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,629
6.75% 2/19/14	535	565
6.875% 2/1/38	5,250	7,071
		64,946
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,219
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,160
2.3% 2/6/22	4,700	4,725
3.15% 9/1/15	4,500	4,796
		19,900
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	$ 9,780	$ 9,343
9.7% 11/10/18	2,049	2,860
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,533
4.5% 3/26/20	2,000	2,303
4.875% 5/16/13	8,937	9,019
5.65% 5/16/18	6,789	8,193
6.375% 5/16/38	1,450	1,871
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,318
6.75% 6/15/17	2,899	3,501
7.25% 6/15/37	7,220	9,444
		52,385
TOTAL CONSUMER STAPLES		294,963
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,353
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,649
Halliburton Co.:
6.15% 9/15/19	2,000	2,518
7.45% 9/15/39	1,500	2,210
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,774
3.05% 3/1/16	1,020	1,063
4.625% 3/1/21	1,340	1,462
5.25% 3/15/42	3,100	3,130
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,770
5.15% 3/15/13	2,255	2,258
7% 3/15/38	5,580	6,357
		31,544
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,280
6.2% 3/15/40	2,000	2,430
6.45% 9/15/36	2,675	3,282
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp. 5.1% 9/1/40	$ 3,000	$ 3,254
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,128
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,343
6.25% 3/15/38	6,850	8,361
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,695
6.75% 11/15/39	2,000	2,636
Chevron Corp. 1.104% 12/5/17	5,700	5,714
ConocoPhillips:
4.6% 1/15/15	3,000	3,225
5.75% 2/1/19	2,902	3,553
6.5% 2/1/39	7,529	10,357
DCP Midstream Operating LP 2.5% 12/1/17	5,700	5,764
Devon Energy Corp. 5.625% 1/15/14	2,321	2,420
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,072
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,202
5.875% 12/15/16	1,000	1,155
6.5% 4/15/18	1,000	1,195
Encana Corp.:
3.9% 11/15/21	4,900	5,172
6.5% 2/1/38	5,000	5,984
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,019
Energy Transfer Partners LP 3.6% 2/1/23	8,550	8,547
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	10,146
4.85% 8/15/42	2,500	2,553
5.6% 10/15/14	1,937	2,084
5.65% 4/1/13	690	692
5.7% 2/15/42	2,000	2,264
6.65% 4/15/18	2,000	2,471
7.55% 4/15/38	2,000	2,726
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,218
Hess Corp. 5.6% 2/15/41	3,400	3,612
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	2,000	2,027
3.95% 9/1/22	7,000	7,426
5% 12/15/13	5,000	5,173
5% 3/1/43	1,000	1,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
5.625% 9/1/41	$ 1,000	$ 1,095
6.55% 9/15/40	3,000	3,667
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,664
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,068
5.125% 3/1/21	1,000	1,164
6.5% 3/1/41	1,000	1,257
Nexen, Inc.:
5.2% 3/10/15	900	973
5.875% 3/10/35	3,710	4,432
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,054
2.7% 2/15/23	6,000	6,054
3.125% 2/15/22	2,000	2,108
ONEOK Partners LP 3.375% 10/1/22	5,000	4,968
Petro-Canada:
6.05% 5/15/18	3,650	4,410
6.8% 5/15/38	8,445	11,159
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,488
6.75% 1/27/41	3,650	4,210
7.875% 3/15/19	12,228	14,969
Petroleos Mexicanos:
3.5% 1/30/23 (b)	1,850	1,813
4.875% 1/24/22	18,010	19,784
5.5% 6/27/44	1,000	1,023
5.5% 6/27/44 (b)	7,600	7,771
Phillips 66 5.875% 5/1/42	9,500	11,302
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,153
5.75% 1/15/20	1,000	1,198
6.125% 1/15/17	1,795	2,100
6.65% 1/15/37	2,795	3,597
Shell International Finance BV:
1.125% 8/21/17	1,375	1,379
1.875% 3/25/13	7,000	7,006
2.375% 8/21/22	3,000	2,968
6.375% 12/15/38	4,200	5,807
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,348
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
StatoilHydro ASA:
1.2% 1/17/18	$ 5,575	$ 5,578
2.9% 10/15/14	1,500	1,558
5.1% 8/17/40	2,000	2,351
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,632
6.85% 6/1/39	2,000	2,683
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	7,654
5.85% 2/1/37	5,000	5,359
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,650
Total Capital International SA:
1.55% 6/28/17	5,000	5,069
2.7% 1/25/23	1,900	1,907
2.875% 2/17/22	4,175	4,319
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,899
3.4% 6/1/15	1,000	1,060
6.1% 6/1/40	6,700	8,642
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,742
Valero Energy Corp. 6.625% 6/15/37	5,420	6,653
Western Gas Partners LP 4% 7/1/22	3,000	3,107
Williams Partners LP 3.35% 8/15/22	2,800	2,783
XTO Energy, Inc.:
5% 1/31/15	1,733	1,884
5.65% 4/1/16	1,189	1,370
		378,087
TOTAL ENERGY		409,631
FINANCIALS - 8.8%
Capital Markets - 1.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,284
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,052
4.25% 5/24/21	6,500	7,302
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,911
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,081
3.3% 5/3/15	2,225	2,326
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
3.625% 2/7/16	$ 5,000	$ 5,317
3.625% 1/22/23	4,000	4,040
5.25% 7/27/21	4,500	5,123
5.625% 1/15/17	7,000	7,872
5.75% 1/24/22	4,300	5,046
5.95% 1/18/18	3,000	3,509
6% 6/15/20	1,650	1,969
6.15% 4/1/18	7,451	8,805
6.75% 10/1/37	14,860	16,853
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,082
Lazard Group LLC:
6.85% 6/15/17	3,804	4,384
7.125% 5/15/15	1,364	1,512
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,687
6.875% 4/25/18	6,991	8,476
7.75% 5/14/38	4,175	5,641
Morgan Stanley:
2.875% 1/24/14	5,000	5,093
2.875% 7/28/14	1,000	1,025
4.2% 11/20/14	7,250	7,598
4.75% 4/1/14	4,287	4,435
5.45% 1/9/17	236	264
5.5% 7/28/21	3,400	3,903
5.625% 9/23/19	2,000	2,314
5.75% 1/25/21	5,000	5,798
5.95% 12/28/17	5,745	6,653
6% 5/13/14	3,242	3,425
6% 4/28/15	5,666	6,185
6.375% 7/24/42	2,900	3,544
6.625% 4/1/18	5,055	6,016
7.25% 4/1/32	1,000	1,288
7.3% 5/13/19	3,000	3,722
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,479
State Street Corp. 2.875% 3/7/16	3,340	3,562
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	10,025
2.3% 7/28/16	1,000	1,042
5.45% 5/15/19	2,000	2,405
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
2.25% 1/28/14	$ 756	$ 767
3.875% 1/15/15	1,163	1,237
5.75% 4/25/18	830	987
5.875% 12/20/17	2,034	2,436
		200,475
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	736
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,871
Bank of America NA:
5.3% 3/15/17	3,500	3,923
6% 10/15/36	2,419	2,937
Bank of Montreal 1.4% 9/11/17	2,875	2,879
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,140
4.375% 1/13/21	1,000	1,142
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,995
5.2% 7/10/14	2,000	2,118
BB&T Corp.:
1.6% 8/15/17	5,700	5,775
2.05% 4/28/14	2,000	2,033
BNP Paribas 3.6% 2/23/16	10,380	11,043
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,006
Capital One Bank (USA) NA 3.375% 2/15/23	2,424	2,440
Comerica, Inc. 3% 9/16/15	1,268	1,335
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,791
1.9% 9/18/17	4,750	4,862
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,747
4.375% 6/15/22	10,300	11,166
Credit Suisse 6% 2/15/18	15,651	18,058
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,063
Discover Bank 2% 2/21/18	7,375	7,400
European Investment Bank:
1.625% 6/15/17	4,640	4,781
1.75% 3/15/17	5,000	5,187
2.875% 9/15/20	9,000	9,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 12,463
5% 4/11/22	6,170	7,155
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,722
3.625% 1/25/16	2,000	2,144
4.5% 6/1/18	824	917
8.25% 3/1/38	2,079	2,902
Fifth Third Bank 4.75% 2/1/15	3,422	3,660
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,560
5.1% 4/5/21	2,800	3,262
6.5% 9/15/37	10,500	13,170
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,118
1% 9/15/16	9,000	9,132
2.375% 5/26/15	12,300	12,852
JPMorgan Chase Bank 6% 10/1/17	7,075	8,377
KeyBank NA 5.8% 7/1/14	1,109	1,183
KeyCorp. 3.75% 8/13/15	7,000	7,482
Nordic Investment Bank 0.5% 4/14/16	8,450	8,451
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,937
6.7% 6/10/19	2,500	3,180
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,032
3.95% 11/9/22	5,300	5,388
4.5% 1/11/21	1,000	1,116
5.25% 5/24/41	3,000	3,449
Regions Bank 7.5% 5/15/18	2,000	2,440
Royal Bank of Canada 2.3% 7/20/16	5,500	5,752
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,259
2.5% 7/14/16	1,200	1,260
U.S. Bancorp:
3.15% 3/4/15	5,000	5,262
4.125% 5/24/21	3,000	3,364
UnionBanCal Corp. 5.25% 12/16/13	656	680
Wachovia Bank NA 6.6% 1/15/38	10,000	13,386
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.5% 5/1/13	$ 14,000	$ 14,113
5.625% 10/15/16	3,367	3,855
5.75% 6/15/17	2,905	3,419
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,054
2.1% 5/8/17	2,725	2,816
3.45% 2/13/23	3,675	3,723
5.625% 12/11/17	5,972	7,092
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,017
1.85% 12/9/13	9,800	9,912
2% 8/14/17	5,000	5,142
4.875% 11/19/19	3,700	4,342
		366,706
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	11,172
7% 3/19/18	5,750	7,200
7.25% 5/20/14	1,500	1,617
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,998
2.75% 9/15/15	5,000	5,230
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,554
7.375% 5/23/14	1,578	1,702
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,645
2% 4/5/13	8,104	8,115
2.75% 6/24/15	1,500	1,571
2.85% 6/1/22	4,000	4,080
Discover Financial Services:
5.2% 4/27/22	1,000	1,132
6.45% 6/12/17	2,263	2,658
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,818
2.75% 5/15/15	11,400	11,647
3% 6/12/17	3,000	3,076
4.25% 2/3/17	7,600	8,136
4.25% 9/20/22	1,800	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.875% 8/2/21	$ 11,375	$ 12,974
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,559
2.25% 11/9/15	6,228	6,454
2.95% 5/9/16	11,691	12,370
3.5% 6/29/15	12,081	12,817
4.65% 10/17/21	7,000	7,903
5.625% 9/15/17	7,044	8,298
5.625% 5/1/18	15,000	17,789
5.875% 1/14/38	4,000	4,700
6.375% 11/15/67 (e)	9,000	9,518
6.875% 1/10/39	4,000	5,275
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,485
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,556
1.6% 3/3/14	8,400	8,501
2.25% 4/17/19	10,250	10,636
2.8% 1/27/23	5,000	5,063
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,784
1% 2/17/15	1,600	1,614
2.05% 1/12/17	9,000	9,319
		238,822
Diversified Financial Services - 2.3%
Bank of America Corp.:
4.5% 4/1/15	16,765	17,830
5% 5/13/21	4,000	4,514
5.7% 1/24/22	6,250	7,395
5.75% 12/1/17	5,855	6,777
5.875% 1/5/21	6,640	7,890
6.5% 8/1/16	15,000	17,310
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,903
3.125% 10/1/15	2,500	2,648
3.245% 5/6/22	7,750	7,974
3.875% 3/10/15	2,000	2,125
4.5% 10/1/20	2,000	2,274
4.75% 3/10/19	1,000	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
2.25% 8/7/15	$ 1,800	$ 1,839
2.65% 3/2/15	13,899	14,270
3.375% 3/1/23	6,000	6,061
3.953% 6/15/16	1,450	1,559
4.75% 5/19/15	15,244	16,360
5.875% 1/30/42	4,500	5,481
6.125% 5/15/18	1,769	2,117
6.125% 8/25/36	3,650	4,134
6.5% 8/19/13	6,095	6,260
8.125% 7/15/39	8,000	11,880
8.5% 5/22/19	1,688	2,263
CME Group, Inc. 5.75% 2/15/14	501	525
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,106
3.875% 8/18/14	5,000	5,222
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,422
6.375% 5/15/38	7,218	9,788
International Finance Corp.:
2.25% 4/11/16	5,700	6,013
2.75% 4/20/15	6,625	6,960
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,342
2% 8/15/17	7,000	7,147
3.15% 7/5/16	1,500	1,588
3.25% 9/23/22	4,000	4,038
3.4% 6/24/15	10,710	11,317
3.7% 1/20/15	5,000	5,266
4.35% 8/15/21	2,000	2,206
4.5% 1/24/22	13,000	14,474
4.625% 5/10/21	1,500	1,695
5.5% 10/15/40	5,700	6,782
5.6% 7/15/41	1,500	1,810
6.3% 4/23/19	10,000	12,251
KfW:
0.5% 4/19/16	8,000	7,994
1% 1/12/15	38,700	39,137
2.125% 1/17/23	12,000	11,896
4% 1/27/20	3,000	3,476
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KfW: - continued
4.875% 6/17/19	$ 25,000	$ 30,270
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,330
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,895
TECO Finance, Inc. 4% 3/15/16	2,875	3,097
		384,069
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,729
Allstate Corp.:
5.95% 4/1/36	3,100	3,931
6.2% 5/16/14	4,000	4,263
7.45% 5/16/19	3,000	3,938
American International Group, Inc.:
3.65% 1/15/14	3,700	3,796
3.8% 3/22/17	16,400	17,809
4.875% 9/15/16	5,400	6,035
4.875% 6/1/22	9,000	10,209
5.05% 10/1/15	3,000	3,297
5.85% 1/16/18	2,000	2,353
6.4% 12/15/20	2,900	3,608
8.25% 8/15/18	4,000	5,214
Aon Corp. 3.125% 5/27/16	8,000	8,443
Assurant, Inc. 5.625% 2/15/14	1,894	1,975
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	590
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,937
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,636
4.5% 2/11/43	2,000	2,014
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,474
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,131
MetLife, Inc.:
2.375% 2/6/14	3,000	3,052
4.125% 8/13/42	3,900	3,708
5% 6/15/15	1,153	1,262
5.875% 2/6/41	2,400	2,945
7.717% 2/15/19	9,000	11,753
Prudential Financial, Inc.:
5.4% 6/13/35	447	482
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.5% 3/15/16	$ 421	$ 473
5.625% 5/12/41	2,000	2,278
5.7% 12/14/36	380	434
6.2% 1/15/15	1,340	1,468
6.2% 11/15/40	2,400	2,926
7.375% 6/15/19	3,000	3,847
8.875% 6/15/38 (e)	2,944	3,588
The Chubb Corp.:
5.75% 5/15/18	4,175	5,101
6.5% 5/15/38	3,510	4,801
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	11,146
		161,646
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc. 4.125% 5/15/21	2,100	2,278
DDR Corp. 4.625% 7/15/22	1,900	2,054
Duke Realty LP:
5.4% 8/15/14	5,172	5,463
5.95% 2/15/17	630	720
6.25% 5/15/13	1,000	1,011
6.5% 1/15/18	1,000	1,187
Federal Realty Investment Trust 3% 8/1/22	4,750	4,698
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,492
3.75% 3/15/23	2,660	2,685
HRPT Properties Trust:
5.75% 11/1/15	881	956
6.25% 6/15/17	1,221	1,334
6.65% 1/15/18	612	696
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,269
		26,843
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,142
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,826
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,130
ERP Operating LP 4.625% 12/15/21	5,700	6,400
Liberty Property LP:
3.375% 6/15/23	2,775	2,744
4.75% 10/1/20	1,000	1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15	$ 840	$ 900
5.5% 12/15/16	1,000	1,133
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,876
4.5% 4/18/22	4,210	4,480
Regency Centers LP:
5.25% 8/1/15	2,113	2,303
5.875% 6/15/17	1,046	1,204
Simon Property Group LP:
2.8% 1/30/17	4,700	4,960
4.125% 12/1/21	3,200	3,533
4.2% 2/1/15	1,820	1,923
5.65% 2/1/20	4,300	5,186
Tanger Properties LP:
6.125% 6/1/20	4,408	5,400
6.15% 11/15/15	24	27
Ventas Realty LP 2% 2/15/18	4,750	4,763
		59,032
TOTAL FINANCIALS		1,437,593
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,164
2.5% 11/15/16	2,000	2,100
3.875% 11/15/21	9,600	10,444
5.15% 11/15/41	11,150	12,214
5.85% 6/1/17	2,928	3,466
		31,388
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,473
Medtronic, Inc.:
2.625% 3/15/16	2,330	2,449
4.125% 3/15/21	2,800	3,133
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,041
		10,096
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	$ 1,958	$ 1,965
4.125% 6/1/21	7,000	7,692
4.125% 11/15/42	4,411	4,242
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,789
4.35% 11/1/42	2,000	2,014
CIGNA Corp. 4% 2/15/22	4,600	4,970
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	2,016
6.3% 8/15/14	3,584	3,847
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,206
3.9% 2/15/22	10,400	11,084
Express Scripts, Inc.:
6.25% 6/15/14	2,000	2,137
7.25% 6/15/19	2,000	2,555
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,968
McKesson Corp. 0.95% 12/4/15	2,850	2,859
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,090
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,885
4.375% 3/15/42	11,800	11,933
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,587
1.875% 1/15/18	2,000	2,021
3.3% 1/15/23	2,000	2,024
4.625% 5/15/42	2,600	2,608
4.65% 1/15/43	2,000	2,023
5% 12/15/14	7,200	7,734
5.8% 8/15/40	4,000	4,705
		96,954
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,108
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15 (b)	5,700	5,747
1.75% 11/6/17 (b)	5,700	5,772
2.9% 11/6/22 (b)	5,700	5,698
4.4% 11/6/42 (b)	4,775	4,858
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AstraZeneca PLC:
5.9% 9/15/17	$ 4,505	$ 5,418
6.45% 9/15/37	3,250	4,287
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,503
5.45% 5/1/18	2,905	3,490
Hospira, Inc. 6.4% 5/15/15	2,000	2,216
Johnson & Johnson:
1.2% 5/15/14	4,700	4,750
4.85% 5/15/41	4,260	5,091
Merck & Co., Inc.:
2.25% 1/15/16	1,000	1,046
2.4% 9/15/22	2,000	1,977
3.6% 9/15/42	2,000	1,920
3.875% 1/15/21	1,000	1,115
4% 6/30/15	3,000	3,239
5% 6/30/19	5,970	7,130
5.85% 6/30/39	1,000	1,308
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,714
3.7% 9/21/42	2,825	2,762
4.125% 2/10/14	12,903	13,345
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,379
6.2% 3/15/19	4,000	5,035
7.2% 3/15/39	5,400	8,022
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,673
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,070
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,275	3,303
3.25% 10/1/22	11,000	11,094
4.625% 10/1/42	3,000	3,028
5% 8/15/14	1,000	1,058
6.125% 8/15/19	1,000	1,215
Wyeth 5.5% 2/1/14	5,400	5,645
Zoetis, Inc.:
1.875% 2/1/18 (b)	1,000	1,004
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (b)	$ 1,000	$ 1,006
4.7% 2/1/43 (b)	1,000	1,025
		140,943
TOTAL HEALTH CARE		280,489
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,681
General Dynamics Corp. 2.25% 7/15/16	2,400	2,510
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,748
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,119
4.85% 9/15/41	2,700	2,826
Raytheon Co.:
3.125% 10/15/20	2,000	2,110
4.875% 10/15/40	1,000	1,126
The Boeing Co.:
5% 3/15/14	3,000	3,139
6% 3/15/19	1,000	1,234
6.875% 3/15/39	3,300	4,699
United Technologies Corp.:
3.1% 6/1/22	2,875	3,008
4.5% 4/15/20	4,000	4,647
4.5% 6/1/42	3,000	3,227
5.7% 4/15/40	2,000	2,507
6.125% 2/1/19	4,000	5,003
		45,584
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,043
6.2% 1/15/38	2,500	3,373
		7,416
Airlines - 0.0%
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,853
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 2,220	$ 2,378
6.9% 7/2/19	626	667
		7,898
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,759
Waste Management, Inc. 2.9% 9/15/22	6,675	6,574
		11,333
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,955
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,246
6% 10/15/17	2,902	3,490
6.55% 10/15/37	4,250	5,768
Danaher Corp.:
1.3% 6/23/14	2,900	2,930
3.9% 6/23/21	2,900	3,232
General Electric Co. 5.25% 12/6/17	18,540	21,746
		43,367
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	6,056
5.3% 9/15/35	7,000	8,301
Deere & Co. 5.375% 10/16/29	1,000	1,241
		15,598
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,835
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,000	10,245
4.375% 9/1/42	4,500	4,559
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,204
CSX Corp.:
4.1% 3/15/44	6,775	6,372
7.375% 2/1/19	10,000	12,820
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,667
3.25% 12/1/21	5,000	5,214
3.95% 10/1/42	1,900	1,818
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.: - continued
5.75% 1/15/16	$ 10,000	$ 11,328
Union Pacific Corp. 4.75% 9/15/41	2,800	3,074
		74,136
TOTAL INDUSTRIALS		205,332
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,124
4.45% 1/15/20	2,000	2,308
4.95% 2/15/19	3,479	4,118
5.9% 2/15/39	12,416	15,718
		25,268
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,038
3.3% 12/9/16	5,250	5,448
4.3% 6/1/21	2,780	2,783
4.75% 6/2/14	8,300	8,663
6% 9/15/41	1,500	1,523
		20,455
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,052
6.55% 10/1/17	2,338	2,795
7.125% 10/1/37	2,475	3,191
		9,038
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,506
Google, Inc.:
1.25% 5/19/14	4,720	4,775
3.625% 5/19/21	3,780	4,187
		18,468
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,363
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.: - continued
1.95% 7/22/16	$ 1,500	$ 1,558
7.625% 10/15/18	13,000	17,229
		30,150
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,052
4.5% 5/15/21	4,000	4,229
5.625% 12/15/19	1,000	1,134
8.25% 5/15/14	3,902	4,228
		10,643
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,104
2.95% 6/1/14	2,000	2,066
4.2% 6/1/19	2,000	2,301
5.3% 2/8/41	1,500	1,842
Oracle Corp.:
5.375% 7/15/40	4,000	4,829
5.75% 4/15/18	7,400	8,958
		22,100
TOTAL INFORMATION TECHNOLOGY		136,122
MATERIALS - 1.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,146
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,207
3.625% 1/15/21	5,000	5,461
4.625% 1/15/20	3,000	3,466
Ecolab, Inc.:
1% 8/9/15	4,750	4,775
1.45% 12/8/17	6,650	6,620
Lubrizol Corp. 8.875% 2/1/19	919	1,280
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,118
3.75% 9/30/15	2,000	2,143
4.875% 3/30/20	1,500	1,721
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Potash Corp. of Saskatchewan, Inc.: - continued
5.625% 12/1/40	$ 1,800	$ 2,133
Praxair, Inc.:
2.45% 2/15/22	4,650	4,637
3.25% 9/15/15	3,200	3,403
The Dow Chemical Co.:
4.125% 11/15/21	7,700	8,322
5.9% 2/15/15	2,500	2,744
7.6% 5/15/14	1,318	1,425
8.55% 5/15/19	2,358	3,183
9.4% 5/15/39	3,000	4,757
		65,541
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,069
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,196
6.8% 8/1/19	3,000	3,621
		6,817
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,992
Barrick Gold Corp.:
3.85% 4/1/22	8,000	8,257
5.25% 4/1/42	4,500	4,688
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,561
5.5% 4/1/14	2,500	2,636
6.5% 4/1/19	2,500	3,191
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (b)	5,675	5,674
3.1% 3/15/20 (b)	3,800	3,799
3.55% 3/1/22	5,125	5,100
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,162
6.25% 10/1/39	1,600	1,899
Rio Tinto Finance (USA) Ltd.:
2.25% 9/20/16	1,200	1,248
3.75% 9/20/21	3,200	3,431
5.2% 11/2/40	1,000	1,158
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
6.5% 7/15/18	$ 1,398	$ 1,734
7.125% 7/15/28	2,000	2,750
8.95% 5/1/14	4,000	4,378
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,981
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,191
5.2% 3/1/42	5,200	5,081
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	7,083
6.25% 1/23/17	9,395	10,747
		99,741
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,905
TOTAL MATERIALS		187,073
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,566
AT&T, Inc.:
2.4% 8/15/16	12,800	13,394
4.35% 6/15/45 (b)	24,760	23,303
5.55% 8/15/41	7,300	8,235
5.8% 2/15/19	4,000	4,826
6.3% 1/15/38	838	1,021
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	169
British Telecommunications PLC:
2% 6/22/15	7,000	7,177
9.625% 12/15/30	4,515	7,015
CenturyLink, Inc.:
6.15% 9/15/19	5,000	5,389
6.45% 6/15/21	5,250	5,601
7.6% 9/15/39	2,500	2,456
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,468
5.875% 8/20/13	10,000	10,238
6.75% 8/20/18	3,595	4,453
France Telecom SA:
2.125% 9/16/15	1,000	1,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA: - continued
5.375% 7/8/19	$ 4,000	$ 4,658
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,293
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,289
5.25% 10/1/15	4,571	4,796
6.999% 6/4/18	1,776	2,011
7.175% 6/18/19	6,000	6,835
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,974
4.949% 1/15/15	3,000	3,150
5.462% 2/16/21	2,700	2,847
5.877% 7/15/19	2,000	2,180
6.421% 6/20/16	1,151	1,264
7.045% 6/20/36	2,600	2,750
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,502
2% 11/1/16	9,600	9,952
4.75% 11/1/41	1,000	1,031
6.25% 4/1/37	3,121	3,863
6.35% 4/1/19	6,000	7,435
6.9% 4/15/38	6,025	7,960
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,783
		181,914
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,250
6.125% 11/15/37	8,365	10,018
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,657
4.75% 10/1/14	4,500	4,770
5.875% 10/1/19	2,905	3,428
6.35% 3/15/40	1,000	1,103
6.375% 3/1/41	2,100	2,305
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,452
8.5% 11/15/18	3,486	4,720
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,977
1.5% 2/19/18	7,700	7,689
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
2.5% 9/26/22	$ 3,000	$ 2,887
2.875% 3/16/16	440	465
3.375% 11/24/15	1,000	1,067
5% 12/16/13	2,275	2,356
5.45% 6/10/19	6,000	7,155
		64,299
TOTAL TELECOMMUNICATION SERVICES		246,213
UTILITIES - 1.8%
Electric Utilities - 1.3%
Alabama Power Co. 5.2% 6/1/41	3,850	4,550
AmerenUE:
3.9% 9/15/42	3,700	3,696
6.4% 6/15/17	2,959	3,585
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,013
2.95% 12/15/22	4,000	3,985
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,470
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,805
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,221
8.875% 11/15/18	2,000	2,667
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,482
3.4% 9/1/21	1,000	1,079
5.8% 3/15/18	9,945	12,009
Detroit Edison Co. 2.65% 6/15/22	8,000	8,116
Duke Capital LLC 5.668% 8/15/14	2,036	2,172
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,765
5.25% 1/15/18	4,355	5,163
6% 1/15/38	3,450	4,430
Duke Energy Corp. 3.95% 9/15/14	4,500	4,719
Edison International 3.75% 9/15/17	3,000	3,260
FirstEnergy Solutions Corp.:
4.8% 2/15/15	9,000	9,614
6.8% 8/15/39	3,500	4,154
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec:
1.375% 6/19/17	$ 1,000	$ 1,015
2% 6/30/16	7,310	7,612
Mississippi Power Co. 4.25% 3/15/42	1,840	1,869
Nevada Power Co. 6.5% 8/1/18	1,555	1,944
Northern States Power Co.:
3.4% 8/15/42	2,000	1,840
5.25% 3/1/18	10,500	12,582
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,949
3.75% 8/15/42	5,900	5,591
5.4% 1/15/40	4,000	4,800
PacifiCorp 6% 1/15/39	6,193	8,110
Pennsylvania Electric Co. 6.05% 9/1/17	757	884
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,211
PPL Capital Funding, Inc. 4.2% 6/15/22	2,000	2,113
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,965
6% 12/1/39	3,200	3,882
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,090
3.65% 9/1/42	2,825	2,742
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,581
Southern California Edison Co. 4.5% 9/1/40	7,190	7,855
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,386
6.55% 5/15/36	5,500	7,652
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,952
6% 5/15/37	2,000	2,614
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,428
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,173
		206,606
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,279
Southern California Gas Co. 3.75% 9/15/42	2,000	1,973
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	512
		3,764
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,572
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,698
		9,270
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	3,364	4,050
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,363
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,315
5.5% 12/1/39	2,500	3,109
Consumers Energy Co. 2.85% 5/15/22	6,650	6,849
Delmarva Power & Light 4% 6/1/42	4,000	4,072
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,036
2.611% 9/30/66 (e)	1,000	934
4.9% 8/1/41	2,000	2,222
7.5% 6/30/66 (e)	1,000	1,110
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,522
6.5% 9/15/37	7,605	9,978
National Grid PLC 6.3% 8/1/16	1,463	1,701
NiSource Finance Corp.:
5.25% 9/15/17	835	960
5.4% 7/15/14	1,334	1,415
5.45% 9/15/20	5,111	5,993
6.25% 12/15/40	2,453	2,929
6.4% 3/15/18	1,532	1,839
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,118
Sempra Energy:
2.875% 10/1/22	3,000	2,993
6% 10/15/39	1,000	1,248
6.5% 6/1/16	3,000	3,506
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,589
		69,851
TOTAL UTILITIES		289,491
TOTAL NONCONVERTIBLE BONDS (Cost $3,403,966)		3,733,879
U.S. Government and Government Agency Obligations - 42.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.5% 8/9/13	$ 9,861	$ 9,876
0.5% 3/30/16	28,500	28,518
0.875% 8/28/14	68,669	69,298
0.875% 10/26/17	32,907	33,043
Federal Farm Credit Bank 3% 9/22/14	50,000	52,162
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,108
0.375% 1/29/14	20,085	20,117
1% 6/21/17	35,300	35,681
5% 11/17/17	33,300	39,786
Freddie Mac:
0.75% 3/28/13	31,355	31,369
1% 8/27/14	13,211	13,368
1% 6/29/17	2,660	2,692
1% 9/29/17	32,075	32,363
1.75% 9/10/15	20,385	21,080
2.375% 1/13/22	13,000	13,508
3.75% 3/27/19	2,300	2,645
4.875% 6/13/18	66,960	80,284
6.25% 7/15/32	7,700	11,182
6.75% 3/15/31	26,000	39,172
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,706
5.375% 4/1/56	5,395	7,013
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		578,971
U.S. Treasury Obligations - 38.7%
U.S. Treasury Bonds:
2.75% 8/15/42	34,040	31,742
2.75% 11/15/42	49,295	45,906
3.5% 2/15/39	12,115	13,256
3.875% 8/15/40	30,080	35,006
4.25% 5/15/39	26,000	32,143
4.25% 11/15/40	811	1,003
4.375% 2/15/38	8,200	10,309
4.375% 11/15/39	100	126
4.375% 5/15/40	8,000	10,089
4.375% 5/15/41	57,765	72,883
4.5% 2/15/36	18,000	22,978
4.5% 5/15/38	15,000	19,214
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 8/15/39	$ 39,000	$ 50,091
4.625% 2/15/40	21,500	28,158
4.75% 2/15/37	11,000	14,556
4.75% 2/15/41	54,830	73,249
5% 5/15/37	11,000	15,060
5.375% 2/15/31	79,770	111,055
6.25% 5/15/30	86,360	130,458
8.75% 5/15/17	8,000	10,718
8.875% 8/15/17	5,000	6,814
8.875% 2/15/19	6,960	10,167
9% 11/15/18	4,000	5,811
9.125% 5/15/18	3,000	4,280
U.S. Treasury Notes:
0.125% 7/31/14	83,940	83,845
0.25% 3/31/14	27,330	27,348
0.25% 4/30/14	76,750	76,798
0.25% 5/31/14	26,740	26,755
0.25% 9/15/14	31,800	31,816
0.25% 9/30/14	17,750	17,758
0.25% 10/31/14	91,460	91,503
0.25% 12/15/14	13,480	13,485
0.25% 1/15/15	86,410	86,430
0.25% 2/15/15	156,970	156,970
0.25% 5/15/15	34,110	34,097
0.25% 7/15/15	43,300	43,259
0.25% 8/15/15	68,575	68,500
0.25% 9/15/15	40,400	40,346
0.25% 10/15/15	95,560	95,411
0.25% 12/15/15	76,440	76,279
0.375% 11/15/14	62,560	62,716
0.375% 3/15/15	36,320	36,408
0.375% 4/15/15	5,240	5,253
0.375% 6/15/15	56,410	56,538
0.375% 11/15/15	139,170	139,398
0.375% 1/15/16	54,106	54,169
0.375% 2/15/16	91,200	91,278
0.5% 8/15/14	113,810	114,295
0.5% 10/15/14	81,350	81,725
0.5% 7/31/17	44,635	44,356
0.625% 7/15/14	130,240	130,978
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 5/31/17	$ 60,000	$ 60,056
0.625% 9/30/17	59,465	59,321
0.625% 11/30/17	27,735	27,631
0.75% 6/15/14	72,190	72,695
0.75% 10/31/17	32,870	32,952
0.875% 11/30/16	43,120	43,723
0.875% 12/31/16	12,063	12,228
0.875% 1/31/17	54,880	55,600
0.875% 2/28/17	109,294	110,694
0.875% 1/31/18	9,310	9,367
0.875% 7/31/19	6,455	6,360
1% 5/15/14	44,750	45,180
1% 8/31/16	100,010	101,909
1% 9/30/16	46,030	46,904
1% 10/31/16	86,750	88,383
1% 3/31/17	45,115	45,901
1% 6/30/19	22,010	21,888
1.125% 5/31/19	7,650	7,678
1.25% 3/15/14	330	334
1.25% 4/15/14	51,073	51,678
1.25% 8/31/15	76,590	78,409
1.25% 9/30/15	6,000	6,146
1.25% 10/31/15	39,660	40,642
1.25% 4/30/19	4,550	4,606
1.25% 10/31/19	46,950	47,214
1.375% 9/30/18	156,220	160,211
1.375% 2/28/19	98,500	100,632
1.375% 1/31/20	31,420	31,724
1.5% 6/30/16	86,270	89,350
1.5% 7/31/16	31,340	32,476
1.5% 8/31/18	215,460	222,547
1.5% 3/31/19	12,800	13,161
1.625% 8/15/22	120,674	118,741
1.625% 11/15/22	90,316	88,467
1.75% 3/31/14	950	966
1.75% 7/31/15	53,000	54,855
1.75% 5/31/16	13,840	14,441
1.75% 10/31/18	10	10
1.875% 2/28/14	1,660	1,688
1.875% 4/30/14	23,821	24,286
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15	$ 60,900	$ 63,169
1.875% 9/30/17	11,325	11,938
1.875% 10/31/17	40,860	43,079
2% 4/30/16	49,100	51,586
2% 2/15/23	55,740	56,324
2.125% 5/31/15	86,030	89,599
2.125% 12/31/15	18,710	19,654
2.125% 2/29/16	145,700	153,383
2.125% 8/15/21	90,750	94,607
2.25% 5/31/14	20,570	21,093
2.25% 3/31/16	54,000	57,109
2.25% 11/30/17	11,000	11,794
2.375% 2/28/15	9,084	9,467
2.5% 3/31/15	52,000	54,429
2.5% 4/30/15	50,580	53,018
2.625% 6/30/14	31,801	32,822
2.625% 7/31/14	11,830	12,234
2.625% 12/31/14	49,640	51,812
2.625% 2/29/16	13,600	14,518
2.625% 4/30/18	10,200	11,144
2.625% 8/15/20	141,000	153,822
2.625% 11/15/20	94,180	102,575
2.75% 11/30/16	25,000	27,080
2.75% 12/31/17	3,000	3,290
3% 8/31/16	12,402	13,498
3% 9/30/16	22,000	23,975
3.125% 10/31/16	23,900	26,191
3.125% 5/15/21	50,876	57,208
3.25% 5/31/16	14,200	15,505
3.25% 12/31/16	25,000	27,586
3.375% 11/15/19	27,740	31,745
3.5% 2/15/18	4,000	4,535
3.5% 5/15/20	81,800	94,377
3.625% 8/15/19	10	12
3.625% 2/15/20	59,600	69,229
3.625% 2/15/21	39,800	46,317
3.875% 5/15/18	8,000	9,251
4% 2/15/15	9,600	10,303
4% 8/15/18	22,000	25,713
4.125% 5/15/15	19,300	20,934
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17	$ 16,000	$ 18,638
4.5% 5/15/17	13,000	15,113
4.625% 11/15/16	15,000	17,273
4.625% 2/15/17	14,000	16,232
5.125% 5/15/16	13,100	15,068
TOTAL U.S. TREASURY OBLIGATIONS		6,332,089
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,615,271)		6,911,060
U.S. Government Agency - Mortgage Securities - 31.8%

Fannie Mae - 20.8%
2.5% 3/1/27 to 1/1/28	24,890	25,871
2.5% 3/1/28 (d)	63,700	66,164
2.5% 3/1/28 (d)	22,400	23,266
2.5% 3/1/28 (d)	24,000	24,928
2.5% 3/1/28 (d)	25,000	25,967
2.661% 11/1/34 (e)	19,208	20,189
3% 11/1/20 to 1/1/43	154,242	162,332
3% 5/1/22	3,169	3,349
3% 3/1/28 (d)	17,000	17,895
3% 3/1/28 (d)	6,000	6,316
3% 1/1/43	3,743	3,882
3% 1/1/43	1,916	1,990
3% 3/1/43 (d)	26,400	27,335
3% 3/1/43 (d)	89,800	92,980
3% 3/1/43 (d)	46,400	48,043
3% 3/1/43 (d)	24,400	25,264
3% 3/1/43 (d)	24,400	25,264
3% 3/1/43 (d)	12,800	13,253
3% 3/1/43 (d)	29,800	30,855
3% 4/1/43 (d)	26,400	27,268
3% 4/1/43 (d)	36,100	37,287
3% 4/1/43 (d)	24,400	25,202
3% 4/1/43 (d)	24,400	25,202
3% 4/1/43 (d)	14,900	15,390
3% 4/1/43 (d)	14,900	15,390
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 4/1/43 (d)	$ 57,000	$ 58,874
3.071% 4/1/41 (e)	14,690	15,441
3.5% 10/1/18 to 3/1/43	387,932	411,182
3.5% 3/1/28 (d)	5,000	5,301
3.5% 3/1/28 (d)	2,000	2,120
3.5% 7/1/42	28	29
3.5% 7/1/42	342	363
3.5% 8/1/42	422	448
3.5% 8/1/42	334	355
3.5% 2/1/43	4,763	5,044
3.5% 2/1/43	4,549	4,817
3.5% 3/1/43 (d)	25,800	27,284
3.5% 3/1/43 (d)	25,400	26,861
3.5% 3/1/43 (d)	25,400	26,861
3.5% 3/1/43 (d)	32,600	34,475
3.5% 3/1/43 (d)	24,900	26,332
3.5% 3/1/43 (d)	46,200	48,857
3.5% 4/1/43 (d)	34,800	36,718
3.5% 4/1/43 (d)	8,000	8,441
4% 8/1/18 to 4/1/42	446,506	478,156
4% 3/1/28 (d)	1,000	1,070
4% 3/1/43 (d)	5,900	6,290
4% 3/1/43 (d)	7,300	7,782
4% 3/1/43 (d)	2,000	2,132
4.482% 11/1/34 (e)	2,078	2,220
4.5% 4/1/18 to 11/1/41	434,735	469,701
4.5% 3/1/43 (d)	6,300	6,783
5% 6/1/20 to 4/1/41	316,030	342,989
5% 3/1/43 (d)	4,000	4,332
5% 3/1/43 (d)	3,000	3,249
5.5% 8/1/14 to 7/1/41	226,622	247,654
5.5% 3/1/43 (d)	3,000	3,269
5.5% 3/1/43 (d)	1,000	1,090
6% 8/1/22 to 7/1/41	190,473	209,997
6% 3/1/43 (d)	4,000	4,385
6% 3/1/43 (d)	3,000	3,289
6.5% 4/1/19 to 6/1/40	69,285	77,816
TOTAL FANNIE MAE		3,402,889
Freddie Mac - 3.1%
1.855% 3/1/36 (e)	9,767	10,172
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.369% 12/1/35 (e)	$ 8,327	$ 8,861
3% 8/1/42 (d)	925	955
3% 2/1/43	3,082	3,186
3% 2/1/43 (d)	2,216	2,287
3.029% 9/1/37 (e)	2,696	2,837
3.5% 4/1/42 to 9/1/42	65,588	69,107
4% 8/1/31 to 1/1/42	98,311	105,112
4.5% 6/1/25 to 10/1/41	127,374	137,406
4.76% 3/1/35 (e)	5,096	5,366
5% 4/1/23 to 9/1/40	76,171	82,581
5.5% 3/1/34 to 12/1/39	71,385	77,693
6% 4/1/32 to 8/1/37	4,079	4,504
6.5% 8/1/36 to 12/1/37	2,649	2,944
TOTAL FREDDIE MAC		513,011
Ginnie Mae - 7.9%
3.5% 3/15/39 to 11/20/42	209,605	225,510
3.5% 12/20/42	41,396	44,380
3.5% 3/1/43 (d)	64,000	68,970
3.5% 3/1/43 (d)	32,000	34,485
3.5% 3/1/43 (d)	16,400	17,566
3.5% 3/1/43 (d)	60,000	64,266
4% 1/15/25 to 12/15/41	195,384	212,725
4% 3/1/43 (d)	1,000	1,087
4.5% 9/15/33 to 3/15/42	255,593	280,393
4.5% 3/1/43 (d)	3,000	3,279
5% 3/15/39 to 9/15/41	167,578	186,398
5.5% 10/15/35 to 12/20/41	66,960	73,681
6% 5/20/34 to 12/15/40	43,812	49,589
6.5% 8/20/36 to 2/15/39	18,121	20,557
TOTAL GINNIE MAE		1,282,886
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,089,866)		5,198,786
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	$ 5,000	$ 5,031
Chase Issuance Trust Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,010
Citibank Credit Card Issuance Trust Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,059
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,473
TOTAL ASSET-BACKED SECURITIES (Cost $17,739)		17,573
Commercial Mortgage Securities - 1.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,275	1,286
Series 2005-1 Class A3, 4.877% 11/10/42	198	199
Series 2006-2 Class AAB, 5.7141% 5/10/45 (e)	861	905
Series 2006-5:
Class A2, 5.317% 9/10/47	3,589	3,589
Class A3, 5.39% 9/10/47	1,768	1,859
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,748
Series 2007-4 Class A3, 5.806% 2/10/51 (e)	852	896
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	713
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,119
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	71
Series 2007-3:
Class A3, 5.5925% 6/10/49 (e)	2,118	2,118
Class A4, 5.5925% 6/10/49 (e)	2,643	3,038
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,170
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	5,071	422
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7166% 6/11/40 (e)	16,612	19,384
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,567
Series 2006-T22 Class A4, 5.5728% 4/12/38 (e)	159	178
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,553
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,604
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.7016% 12/10/49 (e)	$ 9,950	$ 11,622
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (e)	757	764
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,508
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,276
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (e)	1,268	1,351
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	433
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	1,416	631
COMM pass-thru certificates:
floater Series 2001-J2A Class A2F, 0.7022% 7/16/34 (b)(e)	1	1
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,706
Series 2007-C9 Class A4, 5.8001% 12/10/49 (e)	2,805	3,293
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	7,391
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,897
Series 2007-C3 Class A4, 5.6803% 6/15/39 (e)	10,213	11,733
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,003	2,030
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,305
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (b)(e)	4,524	3,971
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	539	551
Series 2006-C1 Class A3, 5.4088% 2/15/39 (e)	3,850	3,885
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3512% 2/15/22 (b)(e)	480	466
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	280
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	15,050
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (b)(e)	477	459
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,598	1,618
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,201
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A4, 5.8671% 7/10/38 (e)	$ 10,980	$ 12,424
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	275	279
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (e)	1,977	2,013
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	916
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (e)	354	371
Class A3, 5.336% 5/15/47	529	597
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (e)	17,057	19,613
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (e)	1,916	1,977
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,440	6,210
Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	862	887
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (e)	108	39
Class C, 5.7259% 2/12/49 (e)	283	78
Class D, 5.7259% 2/12/49 (e)	298	50
Series 2007-LDP10 Class ES, 5.562% 1/15/49 (b)(e)	656	25
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (e)	3,327	3,871
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6 Class A4, 5.372% 9/15/39	571	649
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,073
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740	4,889
Class A4, 5.424% 2/15/40	1,163	1,331
Series 2007-C2 Class A3, 5.43% 2/15/40	611	690
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,835
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,786
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (b)(e)	406	393
Class E, 0.4912% 9/15/21 (b)(e)	1,465	1,404
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (b)(e)	1,103	781
Series 2006-C1 Class A2, 5.683% 5/12/39 (e)	501	503
Series 2007-C1 Class A4, 5.8505% 6/12/50 (e)	4,800	5,553
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2008-C1 Class A4, 5.69% 2/12/51	$ 2,707	$ 3,160
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (e)	73	73
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	813	850
Series 2007-5:
Class A3, 5.364% 8/12/48	493	503
Class A4, 5.378% 8/12/48	51	58
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,275
Series 2007-7 Class A4, 5.7411% 6/12/50 (e)	4,438	5,084
Series 2006-3 Class ASB, 5.382% 7/12/46 (e)	3,756	3,860
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	307
Series 2007-8 Class A3, 5.9357% 8/12/49 (e)	1,094	1,269
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.362% 10/15/20 (b)(e)	728	687
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,092	1,099
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	642	665
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,710
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (e)	218	220
Class A4, 5.693% 10/15/42 (e)	380	423
Series 2006-T23 Class A3, 5.815% 8/12/41 (e)	647	671
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,181
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	65
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.4812% 9/15/21 (b)(e)	252	236
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	4	4
Series 2003-C8 Class A3, 4.445% 11/15/35	1,338	1,349
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,453
Series 2007-C30:
Class A3, 5.246% 12/15/43	345	352
Class A4, 5.305% 12/15/43	373	409
Class A5, 5.342% 12/15/43	1,357	1,531
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,617
Series 2007-C32 Class A3, 5.7388% 6/15/49 (e)	7,152	8,214
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33 Class A5, 5.9245% 2/15/51 (e)	$ 839	$ 968
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(e)	602	607
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,339
Series 2005-C22:
Class B, 5.3875% 12/15/44 (e)	2,812	1,927
Class F, 5.3875% 12/15/44 (b)(e)	2,115	588
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,274
Series 2006-C25 Class AM, 5.7332% 5/15/43 (e)	664	751
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $201,040)		284,874
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,546
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,411
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,221
7.55% 4/1/39	15,000	21,814
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,774
Series 2011:
4.511% 3/1/15	1,590	1,686
4.961% 3/1/16	2,830	3,103
5.877% 3/1/19	2,080	2,389
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,464
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,907
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,359
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,852
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,928
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,238
Univ. of Texas Board of Regents Sys. Rev. Series 2010 C, 4.794% 8/15/46	9,640	11,168
TOTAL MUNICIPAL SECURITIES (Cost $102,224)		119,860
Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (000s)	Value (000s)
Brazilian Federative Republic:
4.875% 1/22/21	$ 15,540	$ 18,143
5.625% 1/7/41	13,000	15,600
6% 1/17/17	3,000	3,503
Canadian Government:
0.875% 2/14/17	2,200	2,218
2.375% 9/10/14	3,000	3,096
Chilean Republic 3.25% 9/14/21	9,000	9,518
Colombian Republic:
2.625% 3/15/23	7,575	7,299
6.125% 1/18/41	4,750	6,068
Export Development Canada 1.25% 10/26/16	4,000	4,097
Israeli State 4% 6/30/22	7,000	7,562
Italian Republic:
3.125% 1/26/15	16,000	16,306
6.875% 9/27/23	6,000	6,891
Korean Republic 7.125% 4/16/19	6,650	8,642
Manitoba Province:
1.3% 4/3/17	3,420	3,493
2.1% 9/6/22	1,900	1,875
New Brunswick Province 2.75% 6/15/18	4,350	4,682
Ontario Province:
0.95% 5/26/15	17,000	17,166
4% 10/7/19	15,000	17,174
Peruvian Republic:
5.625% 11/18/50	3,300	3,993
6.55% 3/14/37	3,075	4,182
7.125% 3/30/19	1,900	2,442
Polish Government:
3.875% 7/16/15	4,350	4,629
5% 10/19/15	3,050	3,361
5% 3/23/22	14,500	16,603
Province of British Columbia 1.2% 4/25/17	7,600	7,728
Province of Quebec 2.75% 8/25/21	20,000	20,793
South African Republic:
5.875% 5/30/22	1,900	2,244
6.875% 5/27/19	5,700	6,968
United Mexican States:
3.625% 3/15/22	3,000	3,198
4.75% 3/8/44	1,250	1,311
5.125% 1/15/20	23,500	27,554
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
6.05% 1/11/40	$ 6,000	$ 7,515
Uruguay Republic 4.125% 11/20/45	4,750	4,441
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $251,754)		270,295
Supranational Obligations - 1.1%

African Development Bank:
euro 3% 5/27/14	5,000	5,164
0.875% 3/15/18	1,900	1,893
1.125% 3/15/17	1,300	1,321
Asian Development Bank:
1.125% 3/15/17	5,000	5,083
2.75% 5/21/14	30,000	30,894
Council of Europe Development Bank:
1% 3/7/18	1,900	1,891
2.625% 2/16/16	4,250	4,497
European Bank for Reconstruction and Development:
1.625% 9/3/15	4,750	4,889
2.5% 3/15/16	3,800	4,026
European Investment Bank:
1.625% 3/15/13	3,000	3,001
2.875% 1/15/15	5,000	5,227
3.125% 6/4/14	72,000	74,488
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,905
1.125% 3/15/17	17,100	17,417
3% 4/22/14	7,700	7,938
3.875% 9/17/19	5,000	5,821
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,023
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $173,780)		179,478
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,144)	$ 1,725	$ 1,904
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $853,072)	853,071,884	853,072
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $16,709,856)		17,570,781
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(1,195,717)
NET ASSETS - 100%		$ 16,375,064
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (7,000)	(7,248)
3% 3/1/43	(3,300)	(3,417)
3% 3/1/43	(26,400)	(27,335)
3% 3/1/43	(36,100)	(37,378)
3% 3/1/43	(24,400)	(25,264)
3% 3/1/43	(24,400)	(25,264)
3% 3/1/43	(14,900)	(15,428)
3% 3/1/43	(14,900)	(15,428)
3% 3/1/43	(29,800)	(30,855)
3.5% 3/1/43	(71,100)	(75,188)
3.5% 3/1/43	(46,200)	(48,857)
3.5% 3/1/43	(34,800)	(36,801)
TOTAL FANNIE MAE		(348,463)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 3/1/43	$ (60,000)	$ (64,659)
3.5% 3/1/43	(32,200)	(34,489)
4% 3/1/43	(6,800)	(7,394)
4.5% 3/1/43	(1,000)	(1,093)
5% 3/1/43	(2,000)	(2,184)
TOTAL GINNIE MAE		(109,819)
TOTAL TBA SALE COMMITMENTS (Proceeds $457,072)		$ (458,282)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,317,000 or 0.6% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 760
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,733,879	$ -	$ 3,733,879	$ -
U.S. Government and Government Agency Obligations	6,911,060	-	6,911,060	-
U.S. Government Agency - Mortgage Securities	5,198,786	-	5,198,786	-
Asset-Backed Securities	17,573	-	17,573	-
Commercial Mortgage Securities	284,874	-	284,809	65
Municipal Securities	119,860	-	119,860	-
Foreign Government and Government Agency Obligations	270,295	-	270,295	-
Supranational Obligations	179,478	-	179,478	-
Preferred Securities	1,904	-	1,904	-
Money Market Funds	853,072	853,072	-	-
Total Investments in Securities:	$ 17,570,781	$ 853,072	$ 16,717,644	$ 65
Other Financial Instruments:
TBA Sale Commitments	$ (458,282)	$ -	$ (458,282)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,856,784)	$ 16,717,709
Fidelity Central Funds (cost $853,072)	853,072
Total Investments (cost $16,709,856)		$ 17,570,781
Cash		1
Receivable for investments sold, regular delivery		100,015
Receivable for TBA sale commitments		457,072
Receivable for fund shares sold		18,700
Interest receivable		81,291
Distributions receivable from Fidelity Central Funds		97
Receivable from investment adviser for expense reductions		365
Other receivables		80
Total assets		18,228,402

Liabilities
Payable for investments purchased Regular delivery	$ 271,000
Delayed delivery	1,110,615
TBA sale commitments, at value	458,282
Payable for fund shares redeemed	10,982
Distributions payable	376
Accrued management fee	679
Other affiliated payables	1,321
Other payables and accrued expenses	83
Total liabilities		1,853,338

Net Assets		$ 16,375,064
Net Assets consist of:
Paid in capital		$ 15,560,263
Undistributed net investment income		12,885
Accumulated undistributed net realized gain (loss) on investments		(57,799)
Net unrealized appreciation (depreciation) on investments		859,715
Net Assets		$ 16,375,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($5,081,483 ÷ 429,636 shares)	$ 11.83

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,587,539 ÷ 472,459 shares)	$ 11.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,109,723 ÷ 262,943 shares)	$ 11.83

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($900,288 ÷ 76,125 shares)	$ 11.83

Class F: Net Asset Value, offering price and redemption price per share ($1,696,031 ÷ 143,412 shares)	$ 11.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 55
Interest		187,550
Income from Fidelity Central Funds		760
Total income		188,365

Expenses
Management fee	$ 3,982
Transfer agent fees	8,082
Independent trustees' compensation	30
Miscellaneous	19
Total expenses before reductions	12,113
Expense reductions	(1,503)	10,610
Net investment income (loss)		177,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		31,484
Change in net unrealized appreciation (depreciation) on: Investment securities	(201,532)
Delayed delivery commitments	(1,210)
Total change in net unrealized appreciation (depreciation)		(202,742)
Net gain (loss)		(171,258)
Net increase (decrease) in net assets resulting from operations		$ 6,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,755	$ 371,304
Net realized gain (loss)	31,484	114,525
Change in net unrealized appreciation (depreciation)	(202,742)	306,243
Net increase (decrease) in net assets resulting from operations	6,497	792,072
Distributions to shareholders from net investment income	(173,229)	(362,338)
Distributions to shareholders from net realized gain	(111,187)	(69,099)
Total distributions	(284,416)	(431,437)
Share transactions - net increase (decrease)	1,056,527	3,174,265
Total increase (decrease) in net assets	778,608	3,534,900

Net Assets
Beginning of period	15,596,456	12,061,556
End of period (including undistributed net investment income of $12,885 and undistributed net investment income of $8,359, respectively)	$ 16,375,064	$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73	$ 10.76
Income from Investment Operations
Net investment income (loss) D	.127	.312	.351	.373	.445	.503
Net realized and unrealized gain (loss)	(.130)	.358	.137	.613	.325	(.012)
Total from investment operations	(.003)	.670	.488	.986	.770	.491
Distributions from net investment income	(.123)	(.305)	(.342)	(.366)	(.450)	(.521)
Distributions from net realized gain	(.084)	(.065)	(.076)	-	-	-
Total distributions	(.207)	(.370)	(.418)	(.366)	(.450)	(.521)
Net asset value, end of period	$ 11.83	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Total Return B,C	(.02)%	5.82%	4.32%	9.10%	7.39%	4.61%
Ratios to Average Net Assets E,G
Expenses before reductions	.22% A	.22%	.28%	.36%	.45%	.48%
Expenses net of fee waivers, if any	.22% A	.22%	.27%	.32%	.32%	.32%
Expenses net of all reductions	.22% A	.22%	.27%	.32%	.32%	.32%
Net investment income (loss)	2.15% A	2.63%	3.06%	3.32%	4.16%	4.64%
Supplemental Data
Net assets, end of period (in millions)	$ 5,081	$ 5,981	$ 7,287	$ 11,355	$ 10,281	$ 8,954
Portfolio turnover rate F	116% A	100%	106%	165%	231% H	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.133	.321	.115
Net realized and unrealized gain (loss)	(.119)	.349	.301
Total from investment operations	.014	.670	.416
Distributions from net investment income	(.130)	(.315)	(.116)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.214)	(.380)	(.116)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B, C	.12%	5.82%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17% A
Expenses net of fee waivers, if any	.11% A	.12%	.17% A
Expenses net of all reductions	.11% A	.12%	.17% A
Net investment income (loss)	2.26% A	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,588	$ 4,265	$ 1,533
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.136	.329	.118
Net realized and unrealized gain (loss)	(.120)	.349	.302
Total from investment operations	.016	.678	.420
Distributions from net investment income	(.132)	(.323)	(.120)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.216)	(.388)	(.120)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B,C	.14%	5.89%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07% A
Net investment income (loss)	2.30% A	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,110	$ 3,121	$ 1,926
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.137	.331	.118
Net realized and unrealized gain (loss)	(.119)	.349	.303
Total from investment operations	.018	.680	.421
Distributions from net investment income	(.134)	(.325)	(.121)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.218)	(.390)	(.121)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74
Total Return B,C	.15%	5.91%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05% A
Net investment income (loss)	2.32% A	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 900	$ 869	$ 682
Portfolio turnover rate F	116% A	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.136	.331	.365	.359
Net realized and unrealized gain (loss)	(.118)	.349	.139	.542
Total from investment operations	.018	.680	.504	.901
Distributions from net investment income	(.134)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.084)	(.065)	(.076)	-
Total distributions	(.218)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.83	$ 12.03	$ 11.74	$ 11.67
Total Return B,C	.15%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.05%	.12%	.22% A
Expenses net of all reductions	.05% A	.05%	.12%	.22% A
Net investment income (loss)	2.32% A	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,696	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	116% A	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class, Fidelity Advantage® Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, in-kind transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 840,553
Gross unrealized depreciation	(27,744)
Net unrealized appreciation (depreciation) on securities and other investments	$ 812,809

Tax cost	$ 16,757,972

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $537,584 and $208,654, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,998
Fidelity Advantage Class	2,769
Institutional Class	315
$ 8,082

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

amounted to $19 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $43.

8. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.11% / .10%*	$ 1,500

* Expense limitation effective January 1, 2013.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

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9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Investor Class	$ 61,186	$ 167,706
Fidelity Advantage Class	50,176	74,362
Institutional Class	35,050	73,422
Fidelity Advantage Institutional Class	9,809	21,433
Class F	17,008	25,415
Total	$ 173,229	$ 362,338
From net realized gain
Investor Class	$ 42,819	$ 38,973
Fidelity Advantage Class	29,986	9,226
Institutional Class	22,091	13,119
Fidelity Advantage Institutional Class	5,966	4,052
Class F	10,325	3,729
Total	$ 111,187	$ 69,099

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Investor Class
Shares sold	68,758	219,227	$ 819,163	$ 2,590,861
Reinvestment of distributions	8,582	17,223	102,355	203,302
Shares redeemed	(144,666)	(360,325)	(1,717,593)	(4,255,158)
Net increase (decrease)	(67,326)	(123,875)	$ (796,075)	$ (1,460,995)
Fidelity Advantage Class
Shares sold	176,281	295,544	$ 2,093,153	$ 3,495,741
Reinvestment of distributions	6,536	6,745	77,909	79,928
Shares redeemed	(64,739)	(78,535)	(770,075)	(930,374)
Net increase (decrease)	118,078	223,754	$ 1,400,987	$ 2,645,295
Institutional Class
Shares sold	39,402	140,043	$ 469,465	$ 1,653,379
Reinvestment of distributions	4,792	7,321	57,138	86,541
Shares redeemed	(40,572)	(52,167)	(482,324)	(616,935)
Net increase (decrease)	3,622	95,197	$ 44,279	$ 1,122,985

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Fidelity Advantage Institutional Class
Shares sold	15,793	31,349	$ 187,987	$ 370,990
Reinvestment of distributions	1,323	2,157	15,775	25,485
Shares redeemed	(13,195)	(19,376)	(157,126)	(229,498)
Net increase (decrease)	3,921	14,130	$ 46,636	$ 166,977
Class F
Shares sold	31,450	72,364	$ 374,479	$ 856,804
Reinvestment of distributions	2,293	2,462	27,333	29,144
Shares redeemed	(3,449)	(15,698)	(41,112)	(185,945)
Net increase (decrease)	30,294	59,128	$ 360,700	$ 700,003

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Class F and Investor Class, as well as the fund's relative investment performance for Class F and Investor Class measured over multiple periods against a broad-based securities market index. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group have different and/or broader investment mandates than the fund's more specialized strategies. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark"). (Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class of the fund had less than one year of performance as of December 31, 2011.)

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the investment performance of Investor Class of the fund (the class with the longer performance record) was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Investor Class compared favorably to its benchmark. The Board noted that the fund bears fees and expenses while the benchmark does not. In addition, the Board noted that the performance of the fund and benchmark may vary due to valuation differences, such as when the fund (but not the index) fair values a particular security or when the index value is calculated at a different time of day than the fund's net asset value. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board noted that there was a portfolio management change for the fund in March 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund- level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for the period and the total expense ratio of Investor Class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.11% through October 31, 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-F-SANN-0413
1.899041.103

Fidelity®

Intermediate Bond

Fund

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Actual	.45%	$ 1,000.00	$ 1,010.40	$ 2.24
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations† 36.0%	U.S. Government and U.S. Government Agency Obligations† 42.3%
AAA 12.6%	AAA 12.6%
AA 5.8%	AA 4.8%
A 14.8%	A 13.3%
BBB 26.3%	BBB 23.3%
BB and Below 2.8%	BB and Below 2.1%
Not Rated 0.4%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	4.4	4.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	3.9	3.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 46.7%		Corporate Bonds 40.7%
	U.S. Government and U.S. Government Agency Obligations† 36.0%		U.S. Government and U.S. Government Agency Obligations† 42.3%
	Asset-Backed Securities 7.2%		Asset-Backed Securities 8.3%
	CMOs and Other Mortgage Related Securities 6.4%		CMOs and Other Mortgage Related Securities 5.7%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 2.1%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.9%	** Foreign investments	10.7%

† Includes NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 8,000	$ 8,019
1.3% 7/31/15 (d)	8,485	8,532
1.65% 4/10/15 (d)	4,140	4,187
1.95% 3/28/14 (d)	5,578	5,639
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	4,220	4,237
1.625% 3/22/15 (d)	8,100	8,205
2.375% 3/22/17 (d)	3,940	4,074
		42,893
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,595
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	2,432	2,745
5.15% 3/1/20	4,685	5,531
5.7% 5/15/18	355	427
COX Communications, Inc. 4.625% 6/1/13	4,934	4,985
Discovery Communications LLC:
3.7% 6/1/15	5,906	6,273
5.05% 6/1/20	2,181	2,503
NBCUniversal Media LLC:
3.65% 4/30/15	549	582
5.15% 4/30/20	6,800	8,074
News America, Inc.:
5.3% 12/15/14	968	1,046
6.9% 3/1/19	5,426	6,833
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,994
6.2% 7/1/13	3,008	3,061
6.75% 7/1/18	7,189	8,803
Time Warner, Inc.:
3.15% 7/15/15	204	215
4.875% 3/15/20	5,060	5,801
5.875% 11/15/16	5,025	5,860
Viacom, Inc.:
3.5% 4/1/17	3,145	3,389
6.125% 10/5/17	3,071	3,648
		74,770
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 7,719
Specialty Retail - 0.3%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,394
Home Depot, Inc. 4.4% 4/1/21	4,240	4,925
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,543
		13,862
TOTAL CONSUMER DISCRETIONARY		142,839
CONSUMER STAPLES - 2.8%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	4,100	4,134
1.5% 7/14/14	3,891	3,941
5.375% 11/15/14	928	1,001
Beam, Inc. 1.875% 5/15/17	4,861	4,951
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,800	4,153
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,575
6.375% 6/15/14	1,868	1,998
Heineken NV:
1.4% 10/1/17 (d)	2,092	2,086
2.75% 4/1/23 (d)	2,186	2,131
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,463
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	8,430	8,794
		44,227
Food & Staples Retailing - 0.4%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,844
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,813
Walgreen Co.:
1.8% 9/15/17	1,743	1,768
3.1% 9/15/22	2,519	2,529
		14,954
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (d)	4,000	4,106
6% 11/27/17 (d)	781	934
ConAgra Foods, Inc.:
1.9% 1/25/18	1,466	1,483
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23	$ 1,704	$ 1,701
General Mills, Inc. 5.2% 3/17/15	3,350	3,652
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,309
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,332
6.5% 8/11/17	1,168	1,414
6.75% 2/19/14	596	630
		23,561
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	4,100	4,022
9.7% 11/10/18	3,287	4,588
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,830
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,653
3.25% 11/1/22	2,145	2,134
6.75% 6/15/17	3,818	4,610
		27,837
TOTAL CONSUMER STAPLES		110,579
ENERGY - 4.5%
Energy Equipment & Services - 0.9%
Cameron International Corp. 1.6% 4/30/15	3,136	3,163
DCP Midstream LLC 5.35% 3/15/20 (d)	4,118	4,539
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	6,123
FMC Technologies, Inc.:
2% 10/1/17	525	530
3.45% 10/1/22	952	966
Halliburton Co. 6.15% 9/15/19	2,601	3,275
National Oilwell Varco, Inc. 1.35% 12/1/17	4,120	4,137
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,788
Weatherford International Ltd.:
4.95% 10/15/13	2,254	2,312
5.15% 3/15/13	8,620	8,630
		35,463
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 373	$ 429
6.375% 9/15/17	3,957	4,726
Apache Corp. 1.75% 4/15/17	1,146	1,168
BG Energy Capital PLC 2.875% 10/15/16 (d)	4,300	4,561
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	5,190
DCP Midstream Operating LP 2.5% 12/1/17	1,922	1,944
Duke Energy Field Services 5.375% 10/15/15 (d)	1,581	1,723
El Paso Natural Gas Co. 5.95% 4/15/17	178	206
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,557
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	3,945
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,149
4.05% 2/15/22	4,350	4,733
5.6% 10/15/14	2,531	2,723
5.65% 4/1/13	769	772
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	170	199
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,306
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	6,841	7,132
Nexen, Inc. 5.2% 3/10/15	1,177	1,273
Petro-Canada 6.05% 5/15/18	1,874	2,264
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,307
5.75% 1/20/20	5,269	5,849
7.875% 3/15/19	4,229	5,177
Petroleos Mexicanos:
3.5% 1/30/23 (d)	3,205	3,141
4.875% 1/24/22	4,300	4,724
6% 3/5/20	495	582
Phillips 66 2.95% 5/1/17	8,400	8,889
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,746
5.75% 1/15/20	6,268	7,508
Schlumberger Investment SA 1.25% 8/1/17 (d)	6,000	5,995
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,816	6,039
Spectra Energy Capital, LLC 5.65% 3/1/20	237	278
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,754
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,622
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	4,406	4,569
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,978
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 4,300	$ 4,863
XTO Energy, Inc.:
5% 1/31/15	1,932	2,101
5.65% 4/1/16	1,325	1,527
		140,649
TOTAL ENERGY		176,112
FINANCIALS - 23.2%
Capital Markets - 2.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,977
BlackRock, Inc. 4.25% 5/24/21	3,460	3,887
Goldman Sachs Group, Inc.:
1.6% 11/23/15	4,120	4,159
2.375% 1/22/18	4,020	4,073
3.3% 5/3/15	4,160	4,350
3.7% 8/1/15	5,015	5,298
5.25% 7/27/21	5,000	5,692
5.95% 1/18/18	10,163	11,888
6.15% 4/1/18	3,044	3,597
JPMorgan Chase & Co. 1.1% 10/15/15	4,110	4,124
Lazard Group LLC:
6.85% 6/15/17	4,983	5,743
7.125% 5/15/15	1,782	1,976
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,651
6.875% 4/25/18	5,859	7,104
Morgan Stanley:
1.75% 2/25/16	3,418	3,433
4% 7/24/15	497	524
4.1% 1/26/15	8,840	9,269
4.75% 4/1/14	1,028	1,063
5.45% 1/9/17	1,019	1,141
5.625% 9/23/19	933	1,080
5.75% 1/25/21	4,378	5,077
5.95% 12/28/17	2,475	2,866
6% 4/28/15	1,087	1,187
6.625% 4/1/18	653	777
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
7.3% 5/13/19	$ 3,668	$ 4,551
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,997
		106,484
Commercial Banks - 7.6%
ANZ Banking Group Ltd. 2.125% 1/10/14 (d)	4,760	4,829
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,100	4,205
Bank of America NA 5.3% 3/15/17	1,267	1,420
Bank of Montreal 2.5% 1/11/17	4,210	4,406
Bank of Nova Scotia 1.375% 12/18/17	6,161	6,163
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	4,760	4,767
BB&T Corp. 3.95% 3/22/22	6,235	6,680
Comerica, Inc. 3% 9/16/15	15	16
Commonwealth Bank of Australia:
1.95% 3/16/15	4,200	4,308
2.9% 9/17/14 (d)	19,580	20,335
Credit Suisse 6% 2/15/18	9,794	11,301
Discover Bank 2% 2/21/18	8,400	8,428
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,487
3.625% 1/25/16	2,439	2,615
4.5% 6/1/18	440	490
8.25% 3/1/38	568	793
Fifth Third Bank:
1.45% 2/28/18	4,000	3,996
4.75% 2/1/15	2,708	2,897
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	5,096
HBOS PLC 6.75% 5/21/18 (d)	3,004	3,329
HSBC Holdings PLC:
4% 3/30/22	3,778	4,069
5.1% 4/5/21	4,270	4,975
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,493
JPMorgan Chase Bank 6% 10/1/17	12,071	14,293
KeyBank NA:
1.65% 2/1/18	2,625	2,652
5.8% 7/1/14	10,462	11,163
KeyCorp. 5.1% 3/24/21	4,303	5,004
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,776
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	$ 7,500	$ 7,475
National Australia Bank Ltd. 2% 3/9/15	4,220	4,331
PNC Bank NA 2.7% 11/1/22	10,621	10,369
PNC Funding Corp. 3.625% 2/8/15	2,676	2,826
Rabobank (Netherlands) NV:
1.85% 1/10/14	10,718	10,846
2.125% 10/13/15	1,736	1,792
3.95% 11/9/22	8,367	8,505
Regions Bank:
6.45% 6/26/37	514	550
7.5% 5/15/18	6,078	7,415
Regions Financial Corp.:
5.75% 6/15/15	31	34
7.75% 11/10/14	168	185
Royal Bank of Canada 1.5% 1/16/18	8,080	8,141
Royal Bank of Scotland Group PLC 2.55% 9/18/15	10,095	10,391
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	6,150	6,257
SunTrust Banks, Inc.:
3.5% 1/20/17	5,643	6,073
3.6% 4/15/16	3,630	3,889
The Toronto Dominion Bank 2.375% 10/19/16	8,600	9,021
Union Bank NA 2.125% 6/16/17	4,300	4,415
UnionBanCal Corp. 5.25% 12/16/13	857	888
Wachovia Corp. 5.625% 10/15/16	4,400	5,038
Wells Fargo & Co.:
1.25% 2/13/15	14,626	14,764
3.5% 3/8/22	4,300	4,537
3.676% 6/15/16	4,260	4,620
Westpac Banking Corp.:
1.125% 9/25/15	7,842	7,907
1.85% 12/9/13	4,120	4,167
2% 8/14/17	7,300	7,507
		301,984
Consumer Finance - 3.2%
American Express Credit Corp.:
0.875% 11/13/15	4,110	4,109
2.75% 9/15/15	10,038	10,499
2.8% 9/19/16	3,852	4,076
American Honda Finance Corp. 1.5% 9/11/17 (d)	4,100	4,136
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
1% 11/6/15	$ 4,100	$ 4,085
2.125% 7/15/14	9,294	9,454
2.15% 3/23/15	4,130	4,222
3.15% 7/15/16	4,360	4,647
7.375% 5/23/14	582	628
Discover Financial Services:
3.85% 11/21/22 (d)	196	201
5.2% 4/27/22	710	803
6.45% 6/12/17	2,977	3,497
Ford Motor Credit Co. LLC:
2.75% 5/15/15	6,250	6,386
3% 6/12/17	6,250	6,409
4.25% 9/20/22	4,080	4,208
General Electric Capital Corp.:
1% 1/8/16	4,796	4,811
1.6% 11/20/17	11,000	11,065
2.25% 11/9/15	6,196	6,420
2.9% 1/9/17	4,220	4,476
2.95% 5/9/16	1,773	1,876
3.35% 10/17/16	4,270	4,587
3.5% 6/29/15	10,833	11,493
6.375% 11/15/67 (f)	5,670	5,996
HSBC USA, Inc.:
1.625% 1/16/18	3,579	3,595
2.375% 2/13/15	3,402	3,508
Hyundai Capital America 2.125% 10/2/17 (d)	1,463	1,475
		126,662
Diversified Financial Services - 3.4%
ABB Finance (USA), Inc. 1.625% 5/8/17	1,596	1,618
Bank of America Corp.:
1.5% 10/9/15	5,000	5,015
3.875% 3/22/17	326	351
4.5% 4/1/15	10,130	10,774
5.75% 12/1/17	6,840	7,917
5.875% 1/5/21	5,905	7,017
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,455
3.125% 10/1/15	503	533
3.2% 3/11/16	4,270	4,558
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.245% 5/6/22	$ 4,160	$ 4,280
Citigroup, Inc.:
1.25% 1/15/16	8,110	8,088
3.953% 6/15/16	1,000	1,075
4.5% 1/14/22	7,700	8,571
4.75% 5/19/15	13,271	14,243
5.125% 5/5/14	1,036	1,084
6.125% 5/15/18	100	120
6.5% 8/19/13	13,931	14,308
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,552
3.4% 6/24/15	17,366	18,350
4.5% 1/24/22	4,210	4,687
5.4% 1/6/42	1,813	2,139
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	1,271	1,301
TECO Finance, Inc.:
4% 3/15/16	1,147	1,236
5.15% 3/15/20	1,709	1,977
USAA Capital Corp. 3.5% 7/17/14 (d)	5,832	6,071
		134,320
Insurance - 2.7%
American International Group, Inc.:
3% 3/20/15	2,070	2,152
4.25% 9/15/14	6,250	6,565
4.875% 6/1/22	4,038	4,581
Aon Corp.:
3.5% 9/30/15	6,239	6,570
5% 9/30/20	4,000	4,575
Assurant, Inc. 5.625% 2/15/14	2,474	2,580
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	659
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,107
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	1,929	1,987
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,177
5.375% 3/15/17	149	170
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	4,280	4,677
6.5% 3/15/35 (d)	769	866
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	$ 2,565	$ 2,906
MetLife, Inc.:
1.756% 12/15/17 (c)	1,752	1,773
2.375% 2/6/14	6,330	6,441
4.125% 8/13/42	4,400	4,183
5% 6/15/15	1,285	1,407
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	9,444	9,422
2.5% 9/29/15 (d)	3,000	3,122
Monumental Global Funding III 5.5% 4/22/13 (d)	2,851	2,870
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	401	509
Pacific Life Global Funding 5.15% 4/15/13 (d)	7,724	7,764
Pacific LifeCorp 6% 2/10/20 (d)	2,213	2,545
Prudential Financial, Inc.:
4.5% 11/15/20	4,820	5,403
5.4% 6/13/35	499	538
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(f)	246	245
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,640	7,379
Unum Group:
5.625% 9/15/20	2,518	2,914
7.125% 9/30/16	4,802	5,613
		107,700
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,363
AvalonBay Communities, Inc. 4.95% 3/15/13	405	405
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,131
BRE Properties, Inc. 5.5% 3/15/17	508	577
Camden Property Trust 5.375% 12/15/13	2,244	2,321
DDR Corp. 4.625% 7/15/22	1,318	1,425
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,201
7.5% 4/1/17	2,748	3,277
Duke Realty LP:
3.875% 10/15/22	3,009	3,090
4.625% 5/15/13	885	892
5.4% 8/15/14	2,777	2,933
6.25% 5/15/13	6,766	6,838
6.75% 3/15/20	291	356
8.25% 8/15/19	57	74
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 8,200	$ 8,053
6% 9/15/17	3,451	3,949
6.25% 1/15/17	545	621
Equity Residential 5.125% 3/15/16	3,150	3,517
Federal Realty Investment Trust:
5.4% 12/1/13	557	576
5.9% 4/1/20	42	50
6.2% 1/15/17	685	798
Health Care REIT, Inc. 2.25% 3/15/18	1,267	1,278
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,657
6.25% 6/15/17	1,361	1,487
6.65% 1/15/18	792	901
UDR, Inc. 5.5% 4/1/14	4,753	4,973
Washington (REIT) 5.25% 1/15/14	248	256
		57,999
Real Estate Management & Development - 2.1%
AMB Property LP 5.9% 8/15/13	2,849	2,906
BioMed Realty LP:
3.85% 4/15/16	8,587	9,145
6.125% 4/15/20	1,521	1,777
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,134
5.7% 5/1/17	2,338	2,644
ERP Operating LP:
4.625% 12/15/21	3,194	3,586
4.75% 7/15/20	2,996	3,375
5.375% 8/1/16	1,323	1,505
5.75% 6/15/17	5,803	6,808
Liberty Property LP:
4.125% 6/15/22	1,971	2,068
4.75% 10/1/20	7,111	7,833
5.125% 3/2/15	1,250	1,339
5.5% 12/15/16	1,941	2,200
6.625% 10/1/17	2,744	3,266
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,930
4.5% 4/18/22	1,234	1,313
7.75% 8/15/19	539	683
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 3.375% 12/1/22	$ 2,705	$ 2,690
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,411	1,491
5.5% 1/15/14 (d)	999	1,029
5.7% 4/15/17 (d)	2,195	2,423
Regency Centers LP:
4.95% 4/15/14	675	704
5.25% 8/1/15	3,106	3,385
5.875% 6/15/17	1,166	1,343
Simon Property Group LP:
2.8% 1/30/17	972	1,026
4.2% 2/1/15	1,570	1,659
Tanger Properties LP:
6.125% 6/1/20	4,208	5,155
6.15% 11/15/15	801	908
Ventas Realty LP 2% 2/15/18	2,589	2,596
		81,921
TOTAL FINANCIALS		917,070
HEALTH CARE - 2.0%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,864
Celgene Corp. 2.45% 10/15/15	472	489
		4,353
Health Care Providers & Services - 1.2%
Aetna, Inc.:
1.5% 11/15/17	506	508
2.75% 11/15/22	2,041	1,993
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,247
6.3% 8/15/14	3,995	4,288
Express Scripts, Inc.:
3.125% 5/15/16	3,905	4,121
6.25% 6/15/14	1,824	1,949
McKesson Corp. 0.95% 12/4/15	788	790
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,574
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	844
2.75% 2/15/23	684	676
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
3.875% 10/15/20	$ 5,296	$ 5,804
WellPoint, Inc.:
1.25% 9/10/15	1,174	1,183
1.875% 1/15/18	2,129	2,151
3.125% 5/15/22	4,290	4,297
4.35% 8/15/20	5,502	6,101
		45,526
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (d)	6,991	7,079
2.9% 11/6/22 (d)	4,110	4,109
Merck & Co., Inc. 5% 6/30/19	2,152	2,570
Novartis Capital Corp. 2.4% 9/21/22	4,500	4,457
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,252
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,373	1,385
5% 8/15/14	554	586
Zoetis, Inc.:
1.875% 2/1/18 (d)	637	639
3.25% 2/1/23 (d)	1,553	1,563
		29,640
TOTAL HEALTH CARE		79,519
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	440	460
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,900	3,107
6.795% 2/2/20	103	107
6.9% 7/2/19	818	872
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,678	1,762
8.36% 1/20/19	1,385	1,513
		7,361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	$ 4,391	$ 4,587
6% 10/15/17	3,234	3,890
General Electric Co. 2.7% 10/9/22	3,340	3,333
		11,810
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	8,263
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,529
TOTAL INDUSTRIALS		32,423
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,379
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,197
5.95% 1/15/14	3,938	4,113
6.55% 10/1/17	2,606	3,115
		9,425
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	1,824	1,854
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	14,882
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,724
TOTAL INFORMATION TECHNOLOGY		38,264
MATERIALS - 1.2%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	2,207	2,197
Sherwin-Williams Co. 1.35% 12/15/17	4,110	4,120
The Dow Chemical Co.:
4.125% 11/15/21	4,063	4,391
4.25% 11/15/20	2,209	2,427
7.6% 5/15/14	309	334
		13,469
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	$ 2,372	$ 2,702
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (d)	7,200	7,245
9.375% 4/8/14 (d)	3,434	3,739
9.375% 4/8/19 (d)	3,822	5,119
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	4,300	4,540
Rio Tinto Finance USA PLC 1.625% 8/21/17	6,630	6,686
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,438
		30,767
TOTAL MATERIALS		46,938
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	2,861
AT&T, Inc.:
1.4% 12/1/17	4,110	4,101
2.5% 8/15/15	3,515	3,660
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,160
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (d)	6,407	6,762
5.25% 7/22/13	2,703	2,751
France Telecom SA 2.125% 9/16/15	1,491	1,535
Qwest Corp. 3.558% 6/15/13 (f)	7,560	7,582
SBC Communications, Inc. 5.1% 9/15/14	6,685	7,132
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,905
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,092
2% 11/1/16	8,797	9,120
3% 4/1/16	4,379	4,659
		67,320
Wireless Telecommunication Services - 0.9%
America Movil S.A.B. de CV:
2.375% 9/8/16	4,330	4,484
3.125% 7/16/22	2,818	2,805
3.625% 3/30/15	5,062	5,334
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	$ 4,504	$ 4,600
4.75% 10/1/14	9,282	9,839
5.875% 10/1/19	287	339
Vodafone Group PLC:
1.5% 2/19/18	4,000	3,994
4.15% 6/10/14	2,355	2,457
5% 12/16/13	2,972	3,077
		36,929
TOTAL TELECOMMUNICATION SERVICES		104,249
UTILITIES - 4.1%
Electric Utilities - 2.5%
AmerenUE 6.4% 6/15/17	3,867	4,685
American Electric Power Co., Inc. 1.65% 12/15/17	1,685	1,690
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,517
Commonwealth Edison Co. 4% 8/1/20	4,400	4,928
Duke Capital LLC 5.668% 8/15/14	2,661	2,839
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	369	444
Edison International 3.75% 9/15/17	2,938	3,193
Exelon Corp. 4.9% 6/15/15	3,038	3,294
FirstEnergy Corp.:
4.25% 3/15/23	4,000	3,997
7.375% 11/15/31	463	550
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,612	3,858
6.05% 8/15/21	4,294	5,111
Hydro-Quebec 2% 6/30/16	16,000	16,660
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,375
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,416
6.5% 8/1/18	2,033	2,541
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	6,967	7,038
Pacific Gas & Electric Co. 3.25% 9/15/21	662	705
Pennsylvania Electric Co. 6.05% 9/1/17	844	986
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,234
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21	$ 4,958	$ 5,520
Sierra Pacific Power Co. 5.45% 9/1/13	2,018	2,065
Tampa Electric Co.:
4.1% 6/15/42	721	748
5.4% 5/15/21	1,635	2,014
Wisconsin Electric Power Co. 2.95% 9/15/21	768	804
		98,740
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,453
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,753
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,355
PSEG Power LLC 2.75% 9/15/16	1,039	1,082
		11,190
Multi-Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17	455	548
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,348
Dominion Resources, Inc.:
2.611% 9/30/66 (f)	4,542	4,243
7.5% 6/30/66 (f)	4,221	4,686
National Grid PLC 6.3% 8/1/16	1,843	2,143
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,414
5.25% 9/15/17	2,656	3,053
5.4% 7/15/14	1,743	1,848
5.45% 9/15/20	313	367
6.4% 3/15/18	1,717	2,061
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,878
Sempra Energy:
2.3% 4/1/17	9,715	10,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 1,677	$ 1,673
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	3,383	3,672
		49,022
TOTAL UTILITIES		160,405
TOTAL NONCONVERTIBLE BONDS (Cost $1,681,559)		1,808,398
U.S. Government and Government Agency Obligations - 29.0%

U.S. Government Agency Obligations - 4.1%
Fannie Mae:
0.5% 9/28/15	47,334	47,447
0.875% 12/20/17	10,445	10,461
0.875% 2/8/18	12,471	12,476
1.625% 10/26/15	27,574	28,455
Freddie Mac:
0.75% 1/12/18	25,000	24,847
1% 9/29/17	28,881	29,140
1.75% 9/10/15	9,664	9,993
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		162,819
U.S. Treasury Obligations - 24.8%
U.S. Treasury Notes:
0.75% 6/30/17	71,000	71,377
0.875% 11/30/16	53,278	54,023
0.875% 4/30/17	89,450	90,505
0.875% 1/31/18	19,622	19,742
0.875% 7/31/19	147,125	144,964
1.25% 2/29/20	226,063	225,990
1.625% 8/15/22	179,708	176,830
1.875% 9/30/17	79,890	84,215
3% 9/30/16	41,994	45,764
3.125% 10/31/16	15,084	16,530
3.125% 1/31/17 (e)	44,686	49,169
TOTAL U.S. TREASURY OBLIGATIONS		979,109
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	$ 6,030	$ 6,170
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,137,562)		1,148,098
U.S. Government Agency - Mortgage Securities - 4.7%

Fannie Mae - 3.2%
2.207% 7/1/35 (f)	74	77
2.214% 2/1/33 (f)	173	182
2.225% 10/1/33 (f)	200	210
2.239% 3/1/35 (f)	137	145
2.281% 12/1/34 (f)	159	167
2.302% 10/1/33 (f)	86	91
2.332% 3/1/35 (f)	93	99
2.367% 12/1/33 (f)	5,095	5,416
2.38% 7/1/35 (f)	562	598
2.425% 3/1/35 (f)	25	26
2.441% 10/1/35 (f)	144	150
2.524% 10/1/33 (f)	223	238
2.559% 6/1/36 (f)	153	164
2.583% 5/1/35 (f)	393	422
2.605% 7/1/34 (f)	99	105
2.741% 7/1/35 (f)	307	330
2.769% 11/1/36 (f)	1,063	1,143
2.911% 4/1/35 (f)	2,956	3,158
2.944% 7/1/37 (f)	275	292
3.025% 9/1/36 (f)	1,687	1,814
3.189% 1/1/40 (f)	2,371	2,478
3.476% 3/1/40 (f)	1,848	1,931
3.5% 1/1/26	59,533	63,139
3.528% 12/1/39 (f)	656	685
3.617% 3/1/40 (f)	2,454	2,580
4% 7/1/18	2,013	2,153
4.5% 6/1/19 to 7/1/20	2,236	2,406
5.5% 9/1/17 to 6/1/36	24,776	27,042
6.5% 4/1/13 to 8/1/36	6,884	7,836
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 7/1/25 to 2/1/32	$ 22	$ 25
7.5% 8/1/13 to 8/1/29	286	330
TOTAL FANNIE MAE		125,432
Freddie Mac - 1.4%
2.373% 1/1/35 (f)	94	100
2.399% 4/1/35 (f)	1,559	1,653
2.42% 3/1/36 (f)	286	303
3% 8/1/21	6,772	7,122
3.134% 3/1/33 (f)	25	26
3.16% 11/1/35 (f)	559	598
3.439% 10/1/35 (f)	219	236
3.5% 1/1/26	2,758	2,944
3.573% 4/1/40 (f)	1,703	1,790
3.604% 4/1/40 (f)	1,336	1,409
3.611% 2/1/40 (f)	2,870	3,000
4.5% 8/1/18	4,872	5,194
5% 3/1/19	6,443	6,895
5.5% 3/1/34 to 7/1/35	23,412	25,710
7.5% 12/1/13 to 1/1/33	92	107
TOTAL FREDDIE MAC		57,087
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	3,261	3,800
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	559	597
TOTAL GINNIE MAE		4,402
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $181,480)		186,921
Asset-Backed Securities - 7.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (f)	357	331
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (f)	294	287
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (f)	22	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	$ 3,930	$ 3,966
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,657
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,492
Series 2011-2 Class A3, 1.18% 4/15/15	2,434	2,441
Series 2011-3 Class A3, 0.97% 8/17/15	4,114	4,126
Series 2012-1 Class A2, 0.71% 9/15/14	2,552	2,555
Series 2012-SN1 Class A3, 0.57% 8/20/15	5,000	5,003
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (d)	2,160	2,166
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,613
Series 2011-3 Class A2, 1.81% 5/15/16	8,240	8,364
Series 2011-5 Class A1, 0.8512% 6/15/15 (f)	8,570	8,578
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,554
Series 2012-2 Class A, 0.7012% 3/15/16 (f)	4,000	4,002
Series 2012-3 Class A2, 1.21% 6/15/17	8,200	8,245
Series 2012-5 Class A, 1.54% 9/16/19	8,500	8,547
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	2,884	2,888
Series 2011-1 Class A3, 1.39% 9/8/15	2,055	2,061
Series 2011-2 Class A3, 1.61% 10/8/15	5,673	5,696
Series 2011-3 Class A3, 1.17% 1/8/16	2,300	2,309
Series 2011-4 Class AS, 0.92% 3/9/15	1,835	1,837
Series 2011-5 Class A2, 1.19% 8/8/15	876	878
Series 2012-2 Class A3, 1.05% 10/11/16	2,560	2,581
Series 2012-5 Class A3, 0.92% 6/8/17	6,050	6,050
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (f)	32	29
Series 2004-R2 Class M3, 1.0267% 4/25/34 (f)	44	34
Series 2005-R2 Class M1, 0.6517% 4/25/35 (f)	930	908
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (f)	22	19
Series 2004-W11 Class M2, 1.2517% 11/25/34 (f)	253	231
Series 2004-W7 Class M1, 1.0267% 5/25/34 (f)	968	906
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (f)	572	202
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (f)	1,006	932
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (f)	39	0*
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3267% 2/25/35 (f)	1,896	1,399
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.6057% 9/15/17 (d)(f)	12,000	11,984
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (d)(f)	$ 39	$ 36
Class B, 0.9507% 7/20/39 (d)(f)	189	86
Class C, 1.3007% 7/20/39 (d)(f)	243	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (f)	812	419
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	16,000	15,958
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (f)	33	33
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (f)	72	34
Series 2004-4 Class M2, 0.9967% 6/25/34 (f)	265	235
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	9,340	9,404
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	5,240	5,270
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (f)	18	14
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (f)	208	152
Ford Credit Auto Owner Trust Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,691
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,415
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,962
Series 2012-4 Class A1, 0.74% 9/15/16	9,410	9,437
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,685
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (f)	427	182
Class M4, 1.2217% 1/25/35 (f)	164	19
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(f)	1,457	991
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(f)	69	66
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(f)	1,056	975
Class B, 0.4812% 11/15/34 (d)(f)	382	325
Class C, 0.5812% 11/15/34 (d)(f)	634	456
Class D, 0.9512% 11/15/34 (d)(f)	241	162
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,849
Series 2012-5 Class A, 0.97% 6/15/18	10,230	10,325
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(f)	$ 240	$ 67
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(f)	612	604
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (f)	265	258
Series 2003-3 Class M1, 1.4917% 8/25/33 (f)	287	264
Series 2003-5 Class A2, 0.9017% 12/25/33 (f)	15	12
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,300
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,886
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (f)	766	373
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (d)	7,680	7,679
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,846
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (f)	151	3
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (f)	764	740
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (f)	201	192
Series 2006-A Class 2C, 1.46% 3/27/42 (f)	2,280	110
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (f)	299	3
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3, 1.07% 8/15/14 (d)	4,600	4,614
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	10,650	10,654
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (f)	113	92
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (f)	347	301
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (f)	583	488
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (f)	1,614	1,440
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (f)	26	22
Series 2004-HE7 Class B3, 5.4517% 8/25/34 (f)	186	74
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (f)	180	164
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (f)	188	8
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (f)	642	526
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	6,490	6,505
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust: - continued
Series 2011-B Class A3, 0.92% 2/16/15	$ 3,190	$ 3,201
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(f)	405	0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(f)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (f)	240	192
Class M4, 1.6517% 9/25/34 (f)	308	90
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (f)	665	540
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (f)	2	2
Santander Drive Auto Receivables Trust:
Series 2011-3 Class A2, 1.11% 8/15/14	725	726
Series 2011-4 Class A2, 1.37% 3/16/15	1,581	1,585
Series 2012-1 Class A2, 1.25% 4/15/15	2,004	2,010
Series 2012-3 Class A3, 1.08% 4/15/16	2,830	2,848
Series 2012-4 Class A3, 1.04% 8/15/16	3,280	3,302
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (f)	537	446
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(f)	160	159
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (f)	568	388
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (f)	41	17
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	288	293
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (f)	168	152
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(f)	1,804	23
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(f)	806	705
TOTAL ASSET-BACKED SECURITIES (Cost $276,882)		282,978
Collateralized Mortgage Obligations - 2.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4901% 11/19/47 (d)(f)	$ 1,112	$ 1,114
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4597% 8/28/47 (d)(f)	1,898	1,884
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	977	983
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (f)	151	129
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(f)	8,279	8,114
Class C2, 1.4007% 12/20/54 (d)(f)	3,085	2,625
Series 2006-2 Class C1, 1.1407% 12/20/54 (f)	2,445	2,081
Series 2006-3 Class C2, 1.2007% 12/20/54 (f)	506	431
Series 2006-4:
Class B1, 0.3807% 12/20/54 (f)	2,386	2,226
Class C1, 0.9607% 12/20/54 (f)	1,459	1,242
Class M1, 0.5407% 12/20/54 (f)	629	563
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (f)	1,115	949
Class 1M1, 0.5007% 12/20/54 (f)	754	675
Class 2C1, 1.0607% 12/20/54 (f)	506	431
Class 2M1, 0.7007% 12/20/54 (f)	969	867
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (f)	1,341	1,141
Granite Mortgages Series 2003-2 Class 1A3, 0.802% 7/20/43 (f)	1,752	1,731
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.752% 1/20/44 (f)	194	186
Series 2004-1 Class 2A1, 0.629% 3/20/44 (f)	7,622	7,533
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (f)	306	224
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (f)	637	550
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(f)	547	481
Class B6, 3.0492% 7/10/35 (d)(f)	151	130
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(f)	$ 70	$ 68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (f)	14	13
TOTAL PRIVATE SPONSOR		36,371
U.S. Government Agency - 1.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	6,109	6,560
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	134	143
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	435	460
Series 2004-86 Class KC, 4.5% 5/25/19	239	245
Series 2010-123 Class DL, 3.5% 11/25/25	2,070	2,158
Series 2010-143 Class B, 3.5% 12/25/25	3,234	3,401
Series 2013-16 Class GP, 3% 3/25/33	20,000	21,475
Freddie Mac:
floater Series 3346 Class FA, 0.4312% 2/15/19 (f)	2,841	2,845
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	465	496
Series 2363 Class PF, 6% 9/15/16	578	613
Series 2425 Class JH, 6% 3/15/17	532	571
Series 3820 Class DA, 4% 11/15/35	3,244	3,539
Series 3777 Class AC, 3.5% 12/15/25	7,381	7,793
Series 3949 Class MK, 4.5% 10/15/34	2,220	2,487
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-53 Class FC, 1.0247% 4/20/40 (f)	3,008	3,056
Series 2012-149 Class MF, 0.4547% 12/20/42 (f)	12,322	12,315
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	2,342	2,400
Series 2012-97 Class JF, 0.4517% 8/16/42 (f)	5,317	5,324
TOTAL U.S. GOVERNMENT AGENCY		75,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,420)		112,252
Commercial Mortgage Securities - 5.9%
	Principal Amount (000s)	Value (000s)
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	$ 5,890	$ 6,183
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (f)(h)	518	17
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,214	1,224
Series 2006-2 Class AAB, 5.7141% 5/10/45 (f)	820	861
Series 2006-5 Class A3, 5.39% 9/10/47	1,683	1,770
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,616
Series 2007-4 Class A3, 5.806% 2/10/51 (f)	811	853
Series 2001-3 Class H, 6.562% 4/11/37 (d)	675	679
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	67
Series 2007-3 Class A3, 5.5925% 6/10/49 (f)	2,016	2,016
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (d)(f)	205	203
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3512% 8/15/17 (d)(f)	7,110	7,174
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(f)	39	28
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(f)	262	219
Class M1, 0.6417% 11/25/35 (d)(f)	42	27
Class M2, 0.6917% 11/25/35 (d)(f)	54	34
Class M3, 0.7117% 11/25/35 (d)(f)	48	30
Class M4, 0.8017% 11/25/35 (d)(f)	60	29
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(f)	534	421
Class B1, 1.6017% 1/25/36 (d)(f)	73	11
Class M1, 0.6517% 1/25/36 (d)(f)	172	96
Class M2, 0.6717% 1/25/36 (d)(f)	82	43
Class M3, 0.7017% 1/25/36 (d)(f)	75	39
Class M4, 0.8117% 1/25/36 (d)(f)	66	32
Class M5, 0.8517% 1/25/36 (d)(f)	66	23
Class M6, 0.9017% 1/25/36 (d)(f)	70	19
Series 2006-1:
Class A2, 0.5617% 4/25/36 (d)(f)	83	67
Class M1, 0.5817% 4/25/36 (d)(f)	47	30
Class M2, 0.6017% 4/25/36 (d)(f)	50	31
Class M3, 0.6217% 4/25/36 (d)(f)	43	25
Class M4, 0.7217% 4/25/36 (d)(f)	24	14
Class M5, 0.7617% 4/25/36 (d)(f)	23	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M6, 0.8417% 4/25/36 (d)(f)	$ 47	$ 20
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(f)	1,767	1,385
Class A2, 0.4817% 7/25/36 (d)(f)	74	58
Class B1, 1.0717% 7/25/36 (d)(f)	44	8
Class M1, 0.5117% 7/25/36 (d)(f)	78	37
Class M2, 0.5317% 7/25/36 (d)(f)	87	39
Class M3, 0.5517% 7/25/36 (d)(f)	72	31
Class M4, 0.6217% 7/25/36 (d)(f)	49	12
Class M5, 0.6717% 7/25/36 (d)(f)	60	14
Class M6, 0.7417% 7/25/36 (d)(f)	89	19
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(f)	98	15
Class M5, 0.6817% 10/25/36 (d)(f)	116	6
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(f)	85	3
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(f)	411	238
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(f)	394	276
Class A2, 0.5217% 7/25/37 (d)(f)	369	180
Class M1, 0.5717% 7/25/37 (d)(f)	172	47
Class M2, 0.6117% 7/25/37 (d)(f)	93	16
Class M3, 0.6917% 7/25/37 (d)(f)	94	9
Class M4, 0.8517% 7/25/37 (d)(f)	188	12
Class M5, 0.9517% 7/25/37 (d)(f)	166	7
Class M6, 1.2017% 7/25/37 (d)(f)	108	1
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(f)	316	164
Class B1, 1.1517% 7/25/37 (d)(f)	120	9
Class B2, 1.8017% 7/25/37 (d)(f)	39	2
Class M1, 0.5117% 7/25/37 (d)(f)	107	36
Class M2, 0.5417% 7/25/37 (d)(f)	114	32
Class M3, 0.5717% 7/25/37 (d)(f)	180	39
Class M4, 0.7017% 7/25/37 (d)(f)	214	36
Class M5, 0.8017% 7/25/37 (d)(f)	148	21
Class M6, 1.0017% 7/25/37 (d)(f)	112	14
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(f)	199	19
Class M2, 1.2517% 9/25/37 (d)(f)	199	15
Class M4, 1.8017% 9/25/37 (d)(f)	387	19
Class M5, 1.9517% 9/25/37 (d)(f)	246	8
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	$ 4,827	$ 402
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(f)	626	620
Class J, 1.0512% 3/15/19 (d)(f)	482	458
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(f)	349	330
Class E, 0.5012% 3/15/22 (d)(f)	1,818	1,680
Class F, 0.5512% 3/15/22 (d)(f)	1,115	1,009
Class G, 0.6012% 3/15/22 (d)(f)	376	333
Class H, 0.7512% 3/15/22 (d)(f)	349	302
Class J, 0.9012% 3/15/22 (d)(f)	349	293
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	36	36
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(f)(h)	11,390	64
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(f)(h)	2,173	7
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(f)(h)	78,098	671
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(f)(h)	42,569	197
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(f)	292	272
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,478
Class XCL, 1.3266% 5/15/35 (d)(f)(h)	4,766	75
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(f)	50	48
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (f)	721	727
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,215
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (f)	1,207	1,286
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	412
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,348	601
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,981
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(f)	$ 1	$ 1
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(f)	57	51
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(f)	742	704
Class D, 0.5412% 11/15/17 (d)(f)	39	36
Class E, 0.5912% 11/15/17 (d)(f)	137	126
Class F, 0.6512% 11/15/17 (d)(f)	67	61
Class G, 0.7012% 11/15/17 (d)(f)	47	41
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(f)	1,720	1,649
sequential payer:
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,439	3,527
Class A4, 5.306% 12/10/46	5,130	5,798
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	1,520	1,528
Class AJFX, 5.478% 2/5/19 (d)	2,590	2,599
Series 2006-C8 Class XP, 0.4673% 12/10/46 (f)(h)	11,570	46
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	18,070	18,964
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,414	2,758
Series 2007-C3 Class A4, 5.6803% 6/15/39 (f)	726	834
Series 2006-C4 Class AAB, 5.439% 9/15/39	953	966
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (f)(h)	7,209	42
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(f)	4,306	3,780
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	514	525
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (f)(h)	256	0*
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(f)(h)	1,074	2
Series 2003-C4 Class A4, 5.137% 8/15/36	2,473	2,489
Series 2006-C1 Class A3, 5.4088% 2/15/39 (f)	1,833	1,849
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(f)	457	443
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class C:
0.3712% 2/15/22 (d)(f)	$ 840	$ 790
0.4712% 2/15/22 (d)(f)	300	281
Class F, 0.5212% 2/15/22 (d)(f)	600	562
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (f)(h)	17,509	65
Class B, 5.487% 2/15/40 (d)(f)	1,845	267
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 1.008% 12/5/31 (d)(f)	3,190	3,191
Class A2FL, 0.908% 12/5/31 (d)(f)	4,180	4,185
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	8,678	8,972
Series K707 Class A1, 1.615% 9/25/18	5,473	5,613
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	7,224
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(f)(h)	559	9
Series 2007-C1 Class XP, 0.1604% 12/10/49 (f)(h)	16,165	36
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.4417% 5/10/40 (f)	1,885	1,903
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(f)	454	437
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,521	1,540
Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	8,118
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(f)(h)	19,292	95
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(f)	218	218
Class F, 0.6477% 6/6/20 (d)(f)	376	375
Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(f)	3,679	3,682
Class A2, 1.2601% 3/6/20 (d)(f)	1,720	1,723
Class C, 2.0056% 3/6/20 (d)(f)	5,085	5,109
Class D, 2.2018% 3/6/20 (d)(f)	2,650	2,663
Class F, 2.6334% 3/6/20 (d)(f)	112	113
Class G, 2.7903% 3/6/20 (d)(f)	56	56
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.3004% 3/6/20 (d)(f)	$ 44	$ 44
Class J, 4.0852% 3/6/20 (d)(f)	63	63
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	22	22
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	475	482
Series 2007-GG10 Class A2, 5.778% 8/10/45	262	266
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	2,804	2,840
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,233	1,243
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	1,129	1,130
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	1,529	1,560
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(f)	688	669
Class C, 0.4112% 11/15/18 (d)(f)	489	472
Class D, 0.4312% 11/15/18 (d)(f)	143	135
Class E, 0.4812% 11/15/18 (d)(f)	155	143
Class F, 0.5312% 11/15/18 (d)(f)	232	206
Class G, 0.5612% 11/15/18 (d)(f)	201	170
Class H, 0.7012% 11/15/18 (d)(f)	155	125
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	337	353
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (f)	3,001	3,095
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	4,196	4,245
Class A3, 5.42% 1/15/49	3,322	3,792
Series 2006-CB17 Class A3, 5.45% 12/12/43	230	230
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	820	844
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (f)	103	37
Class C, 5.7259% 2/12/49 (f)	270	75
Class D, 5.7259% 2/12/49 (f)	284	48
Series 2007-LDP10 Class ES, 5.562% 1/15/49 (d)(f)	624	24
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	16	16
Series 2006-C7 Class A2, 5.3% 11/15/38	696	734
Series 2007-C1 Class A4, 5.424% 2/15/40	156	179
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A3, 5.43% 2/15/40	$ 582	$ 658
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (f)(h)	4,635	19
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (f)(h)	1,649	7
Series 2007-C7 Class XCP, 0.2757% 9/15/45 (f)(h)	75,706	390
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(f)	387	375
Class E, 0.4912% 9/15/21 (d)(f)	1,395	1,336
Class F, 0.5412% 9/15/21 (d)(f)	515	488
Class G, 0.5612% 9/15/21 (d)(f)	1,017	954
Class H, 0.6012% 9/15/21 (d)(f)	263	241
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(f)	1,050	744
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (f)	69	69
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	774	809
Series 2007-5:
Class A3, 5.364% 8/12/48	469	478
Class A4, 5.378% 8/12/48	48	54
Series 2007-9 Class A4, 5.7% 9/12/49	315	364
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	3,575	3,674
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(h)	16,972	192
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,207	292
Series 2007-7 Class B, 5.7411% 6/12/50 (f)	105	6
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(f)	161	65
Series 2007-XLFA:
Class A2, 0.302% 10/15/20 (d)(f)	1,445	1,432
Class C, 0.362% 10/15/20 (d)(f)	693	654
Class D, 0.392% 10/15/20 (d)(f)	300	277
Class E, 0.452% 10/15/20 (d)(f)	376	336
Class F, 0.502% 10/15/20 (d)(f)	225	194
Class G, 0.542% 10/15/20 (d)(f)	279	227
Class H, 0.632% 10/15/20 (d)(f)	176	120
Class J, 0.782% 10/15/20 (d)(f)	101	36
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	256	256
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,039	1,046
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	4,010	4,536
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-T23 Class A3, 5.815% 8/12/41 (f)	$ 616	$ 639
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	1,114	1,123
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	661	698
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	62
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,593
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3212% 9/15/21 (d)(f)	4,061	3,997
Class E, 0.4812% 9/15/21 (d)(f)	867	814
Class F, 0.5412% 9/15/21 (d)(f)	846	786
Class G, 0.5612% 9/15/21 (d)(f)	801	727
Class J, 0.8012% 9/15/21 (d)(f)	178	135
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(f)	2,422	2,137
Class LXR1, 0.9012% 6/15/20 (d)(f)	148	129
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,202	3,287
Series 2007-C30:
Class A3, 5.246% 12/15/43	329	334
Class A4, 5.305% 12/15/43	355	389
Class A5, 5.342% 12/15/43	1,291	1,457
Series 2007-C32 Class A3, 5.7388% 6/15/49 (f)	2,049	2,353
Series 2007-C33 Class A5, 5.9245% 2/15/51 (f)	799	922
Series 2005-C22 Class F, 5.3875% 12/15/44 (d)(f)	2,013	560
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(f)(h)	10,108	52
Series 2007-C31 Class C, 5.6823% 4/15/47 (f)	332	193
Series 2007-C31A Class A2, 5.421% 4/15/47	3,428	3,447
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	9,015
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $207,144)		234,704
Municipal Securities - 0.3%
	Principal Amount (000s)	Value (000s)
California Gen. Oblig. 5.25% 4/1/14	$ 9,000	$ 9,397
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	620	712
TOTAL MUNICIPAL SECURITIES (Cost $9,631)		10,109
Foreign Government and Government Agency Obligations - 0.9%

Brazilian Federative Republic 4.875% 1/22/21	3,820	4,460
New Brunswick Province 2.75% 6/15/18	8,700	9,365
Ontario Province 2.3% 5/10/16	20,000	21,011
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,829)		34,836
Supranational Obligations - 1.0%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $39,717)	39,750	39,743
Bank Notes - 0.2%

Wachovia Bank NA 6% 11/15/17 (Cost $6,128)	5,655	6,793
Fixed-Income Funds - 0.9%
	Shares
Fidelity Specialized High Income Central Fund (g) (Cost $34,765)	349,626	37,281
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.16% (a) (Cost $38,592)	38,591,677	38,592
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $3,745,709)		3,940,705
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,528
NET ASSETS - 100%		$ 3,952,233
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 441	$ (231)	$ 0	$ (231)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $396,435,000 or 10.0% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $754,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Specialized High Income Central Fund	1,037
Total	$ 1,054
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,638	$ 1,036	$ -	$ 37,281	9.7%
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,808,398	$ -	$ 1,806,636	$ 1,762
U.S. Government and Government Agency Obligations	1,148,098	-	1,148,098	-
U.S. Government Agency - Mortgage Securities	186,921	-	186,921	-
Asset-Backed Securities	282,978	-	280,155	2,823
Collateralized Mortgage Obligations	112,252	-	112,252	-
Commercial Mortgage Securities	234,704	-	234,448	256
Municipal Securities	10,109	-	10,109	-
Foreign Government and Government Agency Obligations	34,836	-	34,836	-
Supranational Obligations	39,743	-	39,743	-
Bank Notes	6,793	-	6,793	-
Fixed-Income Funds	37,281	37,281	-	-
Money Market Funds	38,592	38,592	-	-
Total Investments in Securities:	$ 3,940,705	$ 75,873	$ 3,859,991	$ 4,841
Derivative Instruments:
Liabilities
Swap Agreements	$ (231)	$ -	$ (231)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (231)
Total Value of Derivatives	$ -	$ (231)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.1%
United Kingdom	2.8%
Canada	2.4%
Netherlands	1.4%
Australia	1.2%
Multi-National	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,672,352)	$ 3,864,832
Fidelity Central Funds (cost $73,357)	75,873
Total Investments (cost $3,745,709)		$ 3,940,705
Receivable for investments sold		26,056
Receivable for swap agreements		2
Receivable for fund shares sold		4,025
Interest receivable		23,029
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		7
Other receivables		128
Total assets		3,993,957

Liabilities
Payable for investments purchased	$ 33,959
Payable for fund shares redeemed	5,643
Distributions payable	277
Swap agreements, at value	231
Accrued management fee	1,036
Other affiliated payables	450
Other payables and accrued expenses	128
Total liabilities		41,724

Net Assets		$ 3,952,233
Net Assets consist of:
Paid in capital		$ 3,844,959
Undistributed net investment income		17,180
Accumulated undistributed net realized gain (loss) on investments		(104,671)
Net unrealized appreciation (depreciation) on investments		194,765
Net Assets, for 355,297 shares outstanding		$ 3,952,233
Net Asset Value, offering price and redemption price per share ($3,952,233 ÷ 355,297 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013

Investment Income
Interest		$ 56,499
Income from Fidelity Central Funds		1,054
Total income		57,553

Expenses
Management fee	$ 6,389
Transfer agent fees	2,032
Fund wide operations fee	711
Independent trustees' compensation	7
Miscellaneous	5
Total expenses before reductions	9,144
Expense reductions	(8)	9,136
Net investment income (loss)		48,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,650
Swap agreements	9
Total net realized gain (loss)		17,659
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,624)
Swap agreements	(18)
Total change in net unrealized appreciation (depreciation)		(24,642)
Net gain (loss)		(6,983)
Net increase (decrease) in net assets resulting from operations		$ 41,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,417	$ 119,863
Net realized gain (loss)	17,659	115,342
Change in net unrealized appreciation (depreciation)	(24,642)	(33,755)
Net increase (decrease) in net assets resulting from operations	41,434	201,450
Distributions to shareholders from net investment income	(45,672)	(109,179)
Share transactions Proceeds from sales of shares	331,367	761,711
Reinvestment of distributions	43,822	104,935
Cost of shares redeemed	(528,149)	(1,190,690)
Net increase (decrease) in net assets resulting from share transactions	(152,960)	(324,044)
Total increase (decrease) in net assets	(157,198)	(231,773)

Net Assets
Beginning of period	4,109,431	4,341,204
End of period (including undistributed net investment income of $17,180 and undistributed net investment income of $14,435, respectively)	$ 3,952,233	$ 4,109,431
Other Information Shares
Sold	29,758	69,704
Issued in reinvestment of distributions	3,934	9,583
Redeemed	(47,461)	(108,918)
Net increase (decrease)	(13,769)	(29,631)

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.89	$ 10.74	$ 10.02	$ 9.85	$ 10.12
Income from Investment Operations
Net investment income (loss) D	.133	.312	.352	.422	.449	.483
Net realized and unrealized gain (loss)	(.018)	.212	.134	.715	.205	(.278)
Total from investment operations	.115	.524	.486	1.137	.654	.205
Distributions from net investment income	(.125)	(.284)	(.324)	(.397)	(.454)	(.475)
Distributions from net realized gain	-	-	(.012)	(.020)	(.030)	-
Total distributions	(.125)	(.284)	(.336)	(.417)	(.484)	(.475)
Net asset value, end of period	$ 11.12	$ 11.13	$ 10.89	$ 10.74	$ 10.02	$ 9.85
Total Return B, C	1.04%	4.88%	4.63%	11.59%	7.13%	2.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	2.40% A	2.85%	3.30%	4.08%	4.80%	4.79%
Supplemental Data
Net assets, end of period (in millions)	$ 3,952	$ 4,109	$ 4,341	$ 4,831	$ 4,180	$ 6,886
Portfolio turnover rate F	124% A	115%	102% H	115% H	66% H	80%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations,

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,350
Gross unrealized depreciation	(13,240)
Net unrealized appreciation (depreciation) on securities and other investments	$ 149,110

Tax Cost	$ 3,791,595

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (10,868)
2018	(31,000)
Total capital loss carryforward	$ (41,868)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 9	$ (18)
Totals (a)	$ 9	$ (18)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $516,331 and $375,883, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $7.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $7.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2013, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2013 and for the year ended August 31, 2012, and the financial highlights for the six months ended February 28, 2013 and for each of the five years in the period ended August 31, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2013 and for the year ended August 31, 2012, and the financial highlights for the six months ended February 28, 2013 and for each of the five years in the period ended August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 22, 2013

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Intermediate Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBF-USAN-0413
1.784857.109

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,004.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,004.90	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of February 28, 2013	As of August 31, 2012
U.S. Government and U.S. Government Agency Obligations 60.7%	U.S. Government and U.S. Government Agency Obligations 65.3%
AAA 1.8%	AAA 3.1%
AA 2.3%	AA 2.7%
A 8.3%	A 6.2%
BBB 16.1%	BBB 14.8%
BB and Below 1.9%	BB and Below 2.3%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 8.7%	Short-Term Investments and Net Other Assets (Liabilities) 5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2013
6 months ago
Years	6.8	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2013
6 months ago
Years	5.1	4.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Corporate Bonds 23.3%		Corporate Bonds 21.5%
	U.S. Government and U.S. Government Agency Obligations 60.7%		U.S. Government and U.S. Government Agency Obligations 65.3%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 1.8%
	CMOs and Other Mortgage Related Securities 5.0%		CMOs and Other Mortgage Related Securities 5.2%
	Municipal Bonds 1.7%		Municipal Bonds 0.7%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 8.7%		Short-Term Investments and Net Other Assets (Liabilities) 5.5%
* Foreign investments	2.5%	** Foreign investments	3.0%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.5%)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or adviser.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
Comcast Corp.:
4.5% 1/15/43	$ 30,000,000	$ 30,971,370
4.65% 7/15/42	24,537,000	25,516,640
4.95% 6/15/16	9,131,000	10,304,954
5.15% 3/1/20	1,226,000	1,447,443
5.7% 5/15/18	12,823,000	15,433,904
5.9% 3/15/16	3,813,000	4,366,869
6.4% 3/1/40	10,415,000	13,438,641
6.45% 3/15/37	4,665,000	5,987,635
6.55% 7/1/39	10,000,000	13,001,830
COX Communications, Inc.:
3.25% 12/15/22 (d)	9,297,000	9,347,799
4.625% 6/1/13	3,122,000	3,154,001
Discovery Communications LLC:
3.7% 6/1/15	11,423,000	12,133,385
6.35% 6/1/40	10,151,000	12,374,922
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,824,133
5.15% 4/30/20	28,753,000	34,140,881
6.4% 4/30/40	13,528,000	17,390,975
News America Holdings, Inc. 7.75% 12/1/45	6,709,000	9,282,217
News America, Inc.:
6.15% 3/1/37	8,831,000	10,510,126
6.15% 2/15/41	23,330,000	28,453,105
Time Warner Cable, Inc.:
4.5% 9/15/42	33,873,000	30,855,254
6.2% 7/1/13	3,242,000	3,299,053
6.75% 7/1/18	23,280,000	28,507,338
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,434,497
4.9% 6/15/42	21,000,000	21,473,760
5.375% 10/15/41	22,803,000	24,584,234
5.875% 11/15/16	4,039,000	4,710,346
6.2% 3/15/40	15,555,000	18,419,422
6.5% 11/15/36	6,573,000	7,926,138
Viacom, Inc.:
3.5% 4/1/17	15,103,000	16,273,800
4.375% 3/15/43 (d)	4,910,000	4,575,452
		438,140,124
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	$ 5,035,000	$ 5,128,132
FBG Finance Ltd. 5.125% 6/15/15 (d)	11,614,000	12,693,370
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,441,707
6.375% 6/15/14	7,984,000	8,540,309
Heineken NV:
1.4% 10/1/17 (d)	12,431,000	12,393,172
2.75% 4/1/23 (d)	12,988,000	12,658,754
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	16,792,000	17,948,633
		71,804,077
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	10,241,000	10,388,941
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	9,026,709
3.2% 1/25/23	32,374,000	32,307,925
4.65% 1/25/43	11,555,000	11,598,782
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,380,647
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	20,439,176
6.125% 2/1/18	11,078,000	13,358,783
6.5% 8/11/17	28,164,000	34,088,776
6.5% 2/9/40	4,830,000	6,323,330
6.75% 2/19/14	1,258,000	1,329,378
		130,853,506
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	16,563,000	16,247,790
4.25% 8/9/42	17,043,000	16,281,655
9.25% 8/6/19	1,547,000	2,155,014
9.7% 11/10/18	14,756,000	20,597,074
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,660,350
5.65% 5/16/18	2,251,000	2,716,457
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	47,556,568
4.75% 11/1/42	19,792,000	19,371,519
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 10,391,000	$ 12,547,351
7.25% 6/15/37	15,680,000	20,510,945
		161,644,723
TOTAL CONSUMER STAPLES		374,691,247
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	21,176,000	22,422,144
5.35% 3/15/20 (d)	11,804,000	13,011,762
6.75% 9/15/37 (d)	2,991,000	3,466,096
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,988,607
5% 10/1/21	13,430,000	14,992,889
6.5% 4/1/20	2,078,000	2,511,217
FMC Technologies, Inc.:
2% 10/1/17	3,091,000	3,118,133
3.45% 10/1/22	5,602,000	5,685,207
Transocean, Inc. 5.05% 12/15/16	13,734,000	15,300,294
Weatherford International Ltd.:
4.95% 10/15/13	2,431,000	2,493,299
5.15% 3/15/13	7,716,000	7,724,603
		109,714,251
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,571,896
6.375% 9/15/17	62,765,000	74,958,294
Apache Corp. 4.75% 4/15/43	16,072,000	16,655,317
ConocoPhillips 5.75% 2/1/19	12,956,000	15,860,359
DCP Midstream Operating LP 2.5% 12/1/17	11,492,000	11,620,756
Duke Energy Field Services:
5.375% 10/15/15 (d)	1,706,000	1,859,115
6.45% 11/3/36 (d)	7,882,000	8,858,816
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,509,130
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,180,685
Encana Corp. 4.75% 10/15/13	930,000	952,893
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,251,151
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
5.6% 10/15/14	$ 1,361,000	$ 1,464,030
5.65% 4/1/13	487,000	488,619
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	9,551,000	11,191,661
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	24,133,818
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	17,029,000	17,754,316
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	6,844,000	8,219,220
6.85% 1/15/40 (d)	8,433,000	11,363,889
Nakilat, Inc. 6.067% 12/31/33 (d)	5,435,000	6,603,525
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,370,443
Petro-Canada 6.05% 5/15/18	2,920,000	3,528,017
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,412,384
5.375% 1/27/21	33,457,000	36,524,605
5.75% 1/20/20	28,496,000	31,632,412
7.875% 3/15/19	14,377,000	17,600,252
Petroleos Mexicanos:
3.5% 1/30/23 (d)	28,927,000	28,348,460
4.875% 1/24/22	17,019,000	18,695,372
5.5% 1/21/21	21,149,000	24,183,882
5.5% 6/27/44	23,000,000	23,517,500
6% 3/5/20	1,813,000	2,132,088
6.5% 6/2/41	26,585,000	31,303,838
Phillips 66:
4.3% 4/1/22	21,152,000	23,314,369
5.875% 5/1/42	18,112,000	21,548,046
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	25,194,060
3.95% 9/15/15	8,916,000	9,596,906
6.125% 1/15/17	5,000,000	5,850,100
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,033,000	1,072,626
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	17,727,698
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,916,306
4.6% 6/15/21	4,954,000	5,289,564
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,578,506
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	14,999,239
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	5,304,000	5,500,248
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,225,071
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 27,148,000	$ 30,700,804
Williams Partners LP 4.125% 11/15/20	4,302,000	4,637,091
		666,897,377
TOTAL ENERGY		776,611,628
FINANCIALS - 11.0%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,897,934
Goldman Sachs Group, Inc.:
3.625% 1/22/23	52,000,000	52,520,156
5.25% 7/27/21	17,979,000	20,468,498
5.75% 1/24/22	14,061,000	16,500,921
5.95% 1/18/18	9,760,000	11,416,926
6% 6/15/20	16,000,000	19,088,832
6.15% 4/1/18	10,942,000	12,931,059
6.75% 10/1/37	13,332,000	15,119,928
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,681,383
7.125% 5/15/15	8,656,000	9,597,920
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	8,583,000	9,790,250
6.875% 4/25/18	9,961,000	12,077,284
Morgan Stanley:
3.75% 2/25/23	41,187,000	41,617,734
4.75% 4/1/14	6,943,000	7,182,193
4.875% 11/1/22	24,978,000	26,376,643
5.625% 9/23/19	16,919,000	19,575,706
5.75% 1/25/21	16,968,000	19,675,635
6% 4/28/15	3,982,000	4,346,910
6.625% 4/1/18	9,869,000	11,745,492
7.3% 5/13/19	22,127,000	27,450,690
		352,062,094
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	11,902,000	13,341,535
Credit Suisse 6% 2/15/18	27,227,000	31,415,084
Discover Bank:
7% 4/15/20	9,043,000	11,229,579
8.7% 11/18/19	3,837,000	5,133,944
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,562,000	$ 2,852,134
8.25% 3/1/38	12,528,000	17,490,228
Fifth Third Bank 4.75% 2/1/15	2,013,000	2,153,214
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	11,258,000	11,272,073
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	5,091,705
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,529,089
JPMorgan Chase Bank 6% 10/1/17	6,068,000	7,184,919
KeyBank NA:
1.65% 2/1/18	16,646,000	16,819,618
5.45% 3/3/16	10,925,000	12,319,052
5.8% 7/1/14	14,023,000	14,962,835
6.95% 2/1/28	3,200,000	3,963,664
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	8,078,702
5% 1/17/17	25,252,000	27,760,988
Regions Bank:
6.45% 6/26/37	34,894,000	37,336,580
7.5% 5/15/18	36,012,000	43,934,640
Regions Financial Corp.:
5.75% 6/15/15	3,253,000	3,533,571
7.75% 11/10/14	8,459,000	9,326,048
Royal Bank of Scotland Group PLC 6.125% 12/15/22	49,538,000	51,986,713
UnionBanCal Corp. 5.25% 12/16/13	925,000	958,639
Wachovia Bank NA 5.85% 2/1/37	7,795,000	9,540,301
Wachovia Corp.:
4.875% 2/15/14	734,000	763,961
5.625% 10/15/16	14,742,000	16,879,339
5.75% 6/15/17	2,050,000	2,412,526
5.75% 2/1/18	4,000,000	4,774,072
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,548,759
3.676% 6/15/16	26,564,000	28,809,614
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,794,935
		422,198,061
Consumer Finance - 0.8%
Discover Financial Services:
3.85% 11/21/22 (d)	13,529,000	13,843,712
5.2% 4/27/22	16,852,000	19,070,970
6.45% 6/12/17	16,773,000	19,700,224
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
1% 12/11/15	$ 19,830,000	$ 19,966,530
2.1% 12/11/19	6,777,000	6,906,339
2.25% 11/9/15	18,930,000	19,615,758
2.95% 5/9/16	5,375,000	5,687,067
3.5% 6/29/15	5,553,000	5,891,400
4.625% 1/7/21	16,818,000	19,022,386
5.625% 9/15/17	3,505,000	4,129,030
5.625% 5/1/18	10,000,000	11,859,240
6% 8/7/19	22,000,000	26,835,160
HSBC USA, Inc. 1.625% 1/16/18	21,531,000	21,627,265
Hyundai Capital America:
1.625% 10/2/15 (d)	7,826,000	7,882,637
2.125% 10/2/17 (d)	8,655,000	8,728,888
		210,766,606
Diversified Financial Services - 2.3%
Bank of America Corp.:
3.3% 1/11/23	34,230,000	34,132,000
3.875% 3/22/17	10,761,000	11,594,224
5.65% 5/1/18	16,400,000	19,039,596
5.75% 12/1/17	32,792,000	37,955,953
5.875% 1/5/21	5,000,000	5,941,340
6.5% 8/1/16	11,950,000	13,790,109
BP Capital Markets PLC 4.742% 3/11/21	12,000,000	13,883,016
Citigroup, Inc.:
3.375% 3/1/23	20,000,000	20,204,580
3.953% 6/15/16	21,787,000	23,420,175
4.05% 7/30/22	10,740,000	11,153,759
4.75% 5/19/15	40,390,000	43,347,033
5.875% 1/30/42	20,000,000	24,362,040
6.125% 5/15/18	9,716,000	11,625,884
6.5% 8/19/13	20,989,000	21,556,836
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,561,090
JPMorgan Chase & Co.:
3.15% 7/5/16	25,000,000	26,465,000
3.2% 1/25/23	49,144,000	49,250,642
3.25% 9/23/22	24,117,000	24,346,087
4.25% 10/15/20	30,000,000	33,192,210
4.35% 8/15/21	52,137,000	57,499,655
4.5% 1/24/22	26,587,000	29,602,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	$ 24,215,000	$ 24,783,302
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,378,159
5.15% 3/15/20	11,097,000	12,838,974
		582,923,869
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,412,794
American International Group, Inc. 4.875% 9/15/16	15,786,000	17,641,108
Aon Corp.:
3.125% 5/27/16	20,350,000	21,476,271
3.5% 9/30/15	6,878,000	7,243,373
5% 9/30/20	5,687,000	6,504,120
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,251,879
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	11,133,000	11,466,990
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	22,972,000	26,473,553
5.375% 3/15/17	546,000	622,443
6.625% 4/15/42	8,246,000	10,661,121
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	23,174,000	25,322,902
6.5% 3/15/35 (d)	2,797,000	3,149,251
6.7% 8/15/16 (d)	6,494,000	7,470,756
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,864,509
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	11,809,000	13,452,707
MetLife, Inc.:
1.756% 12/15/17 (c)	10,401,000	10,524,013
3.048% 12/15/22	21,302,000	21,324,559
4.75% 2/8/21	6,004,000	6,874,892
5% 6/15/15	813,000	889,949
6.75% 6/1/16	9,220,000	10,880,623
Metropolitan Life Global Funding I:
3% 1/10/23 (d)	15,204,000	15,172,756
5.125% 6/10/14 (d)	8,554,000	9,047,497
Monumental Global Funding III 5.5% 4/22/13 (d)	3,073,000	3,093,509
New York Life Global Funding 4.65% 5/9/13 (d)	3,983,000	4,013,912
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	10,230,000	12,989,870
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	11,401,000	16,658,947
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific LifeCorp:
5.125% 1/30/43 (d)	$ 23,902,000	$ 23,395,397
6% 2/10/20 (d)	16,074,000	18,482,544
Prudential Financial, Inc.:
4.5% 11/16/21	12,469,000	13,856,675
4.75% 9/17/15	13,500,000	14,778,180
5.8% 11/16/41	16,300,000	19,025,034
6.2% 11/15/40	7,705,000	9,393,612
7.375% 6/15/19	3,820,000	4,898,359
Symetra Financial Corp. 6.125% 4/1/16 (d)	11,250,000	12,502,834
Unum Group:
5.625% 9/15/20	18,528,000	21,439,990
5.75% 8/15/42	23,243,000	25,136,142
7.125% 9/30/16	1,654,000	1,933,438
		457,326,509
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	7,064,547
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,063,109
5.375% 4/15/14	2,899,000	3,049,449
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,666,808
BRE Properties, Inc. 5.5% 3/15/17	1,861,000	2,114,241
Camden Property Trust:
2.95% 12/15/22	9,284,000	9,026,128
5.375% 12/15/13	5,530,000	5,719,618
DDR Corp. 4.625% 7/15/22	16,238,000	17,555,145
Developers Diversified Realty Corp.:
4.75% 4/15/18	21,321,000	23,577,529
7.5% 4/1/17	9,638,000	11,492,958
9.625% 3/15/16	7,551,000	9,227,805
Duke Realty LP:
3.875% 10/15/22	17,703,000	18,180,415
4.375% 6/15/22	13,477,000	14,378,611
4.625% 5/15/13	1,515,000	1,526,253
5.4% 8/15/14	7,848,000	8,289,921
5.5% 3/1/16	10,207,000	11,255,341
5.95% 2/15/17	9,023,000	10,305,935
6.25% 5/15/13	9,938,000	10,044,088
6.5% 1/15/18	12,019,000	14,267,442
6.75% 3/15/20	1,066,000	1,303,673
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 5,060,000	$ 6,589,086
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,096,333
5.375% 10/15/15	2,580,000	2,818,472
6% 9/15/17	4,090,000	4,680,522
6.25% 1/15/17	3,237,000	3,687,548
Equity Residential 5.125% 3/15/16	8,850,000	9,880,919
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,791,135
5.9% 4/1/20	3,969,000	4,729,790
6.2% 1/15/17	1,491,000	1,737,698
Health Care REIT, Inc. 2.25% 3/15/18	7,590,000	7,658,424
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,964,472
6.25% 6/15/17	861,000	940,895
6.65% 1/15/18	3,483,000	3,961,164
UDR, Inc. 5.5% 4/1/14	17,798,000	18,622,866
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,660,405
Washington (REIT) 5.25% 1/15/14	907,000	935,673
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,555,880
		323,420,298
Real Estate Management & Development - 1.8%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,869,161
6.3% 6/1/13	4,012,000	4,060,088
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,426,585
4.25% 7/15/22	10,332,000	10,821,871
6.125% 4/15/20	5,563,000	6,500,187
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,876,187
4.95% 4/15/18	10,883,000	12,099,904
5.7% 5/1/17	6,890,000	7,792,955
7.5% 5/15/15	3,076,000	3,459,439
Colonial Properties Trust 5.5% 10/1/15	12,454,000	13,528,930
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,331,619
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	8,032,866
5.25% 3/15/21	10,656,000	11,845,593
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.625% 12/15/21	$ 31,142,000	$ 34,964,463
4.75% 7/15/20	31,427,000	35,401,667
5.375% 8/1/16	4,428,000	5,035,712
5.75% 6/15/17	24,188,000	28,378,063
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,581,851
4.125% 6/15/22	11,558,000	12,127,520
4.75% 10/1/20	17,245,000	18,996,713
5.125% 3/2/15	1,706,000	1,827,319
5.5% 12/15/16	4,865,000	5,514,468
6.625% 10/1/17	12,549,000	14,934,126
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,532,757
4.5% 4/18/22	7,126,000	7,582,577
7.75% 8/15/19	1,973,000	2,498,690
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,533,908
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	9,526,000	10,069,373
5.5% 1/15/14 (d)	4,958,000	5,107,618
5.7% 4/15/17 (d)	2,366,000	2,611,361
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,170,819
Regency Centers LP:
4.95% 4/15/14	427,000	445,159
5.25% 8/1/15	10,361,000	11,291,428
5.875% 6/15/17	789,000	908,509
Simon Property Group LP:
2.75% 2/1/23	15,917,000	15,639,026
2.8% 1/30/17	4,731,000	4,992,232
4.125% 12/1/21	13,242,000	14,618,373
4.2% 2/1/15	5,265,000	5,563,504
5.1% 6/15/15	6,421,000	7,038,604
Tanger Properties LP:
6.125% 6/1/20	24,577,000	30,106,088
6.15% 11/15/15	9,801,000	11,114,667
Ventas Realty LP 2% 2/15/18	15,576,000	15,619,441
		471,851,421
TOTAL FINANCIALS		2,820,548,858
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.6%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 23,000,000	$ 25,193,855
Celgene Corp. 2.45% 10/15/15	1,728,000	1,792,047
		26,985,902
Health Care Providers & Services - 0.9%
Aetna, Inc.:
1.5% 11/15/17	3,025,000	3,035,887
2.75% 11/15/22	12,207,000	11,917,365
4.125% 11/15/42	6,814,000	6,552,744
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,421,717
6.3% 8/15/14	2,529,000	2,714,720
Express Scripts Holding Co. 4.75% 11/15/21	31,840,000	35,960,765
Express Scripts, Inc.:
3.125% 5/15/16	19,250,000	20,317,028
6.25% 6/15/14	3,291,000	3,516,845
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,463,654
4.125% 9/15/20	11,062,000	12,023,929
UnitedHealth Group, Inc.:
1.625% 3/15/19	7,652,000	7,663,356
2.75% 2/15/23	4,066,000	4,019,147
2.875% 3/15/23	33,025,000	32,913,210
3.95% 10/15/42	5,569,000	5,256,607
4.25% 3/15/43	17,280,000	17,059,853
WellPoint, Inc.:
3.3% 1/15/23	46,370,000	46,932,746
4.65% 1/15/43	26,594,000	26,904,325
		241,673,898
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17 (d)	24,562,000	24,872,218
2.9% 11/6/22 (d)	25,191,000	25,181,982
4.4% 11/6/42 (d)	24,602,000	25,027,590
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,587,980
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	8,155,000	8,225,027
3.25% 10/1/22	12,177,000	12,280,699
5% 8/15/14	2,028,000	2,145,902
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.875% 2/1/18 (d)	$ 3,884,000	$ 3,897,773
3.25% 2/1/23 (d)	33,171,000	33,379,248
4.7% 2/1/43 (d)	9,502,000	9,737,602
		157,336,021
TOTAL HEALTH CARE		425,995,821
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,610,000	1,682,200
6.375% 6/1/19 (d)	9,485,000	11,317,957
United Technologies Corp. 4.5% 6/1/42	24,308,000	26,145,053
		39,145,210
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	863,898	950,288
6.648% 3/15/19	3,126,464	3,349,381
6.795% 2/2/20	258,475	268,814
6.9% 7/2/19	881,514	938,813
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,424,968	3,596,217
8.36% 1/20/19	7,540,480	8,237,975
		17,341,488
Industrial Conglomerates - 0.1%
General Electric Co.:
4.125% 10/9/42	18,878,000	18,874,187
5.25% 12/6/17	8,512,000	9,984,031
		28,858,218
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	2,599,000	2,959,611
TOTAL INDUSTRIALS		88,304,527
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 8,642,000	$ 9,025,446
6.55% 10/1/17	3,075,000	3,676,089
		12,701,535
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,091,277
TOTAL INFORMATION TECHNOLOGY		13,792,812
MATERIALS - 0.5%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,363,890
4.25% 11/15/20	10,672,000	11,725,252
4.375% 11/15/42	9,115,000	8,732,872
7.6% 5/15/14	11,858,000	12,823,668
		54,645,682
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,912,740
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (d)	9,430,000	10,267,640
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	22,911,000	24,189,273
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	22,901,934
6.25% 1/23/17	3,240,000	3,706,385
		61,065,232
TOTAL MATERIALS		118,623,654
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
4.3% 12/15/42 (d)	30,000,000	28,287,000
4.35% 6/15/45 (d)	11,383,000	10,713,088
5.35% 9/1/40	8,247,000	9,034,300
5.55% 8/15/41	37,000,000	41,741,439
6.3% 1/15/38	40,737,000	49,644,349
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	249,234
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 1,983,000	$ 2,087,742
6% 4/1/17	4,959,000	5,376,786
6.15% 9/15/19	12,036,000	12,972,786
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,401,475
Embarq Corp.:
7.082% 6/1/16	13,001,000	14,936,290
7.995% 6/1/36	7,935,000	8,420,733
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,048,461
6.1% 4/15/18	23,353,000	28,440,241
6.35% 4/1/19	7,155,000	8,866,626
6.9% 4/15/38	18,370,000	24,269,764
		252,490,314
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,781,095
3.125% 7/16/22	16,205,000	16,127,718
3.625% 3/30/15	2,060,000	2,170,645
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	16,408,000	19,364,328
6.35% 3/15/40	5,301,000	5,846,531
Vodafone Group PLC 5% 12/16/13	3,204,000	3,317,726
		77,608,043
TOTAL TELECOMMUNICATION SERVICES		330,098,357
UTILITIES - 2.4%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17	5,870,000	7,111,881
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,136,787
2.95% 12/15/22	9,568,000	9,532,206
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	10,826,909
Duke Capital LLC 5.668% 8/15/14	8,362,000	8,921,828
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	15,117,000	17,909,896
6.4% 9/15/20 (d)	26,489,000	31,855,671
Edison International 3.75% 9/15/17	9,811,000	10,661,987
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 11,260,000	$ 11,258,874
4.25% 3/15/23	31,920,000	31,896,379
7.375% 11/15/31	36,314,000	43,127,523
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,309,339
6.05% 8/15/21	48,231,000	57,410,854
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,618,843
3.75% 11/15/20	2,232,000	2,372,384
Nevada Power Co.:
6.5% 5/15/18	15,159,000	18,804,921
6.5% 8/1/18	1,094,000	1,367,360
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,634,083
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,805,450
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	45,398,408
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,583,499
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,228,062
		356,773,144
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	3,304,477
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,349,896
		10,654,373
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,525,878
6.3% 7/15/13	5,310,000	5,416,853
6.5% 5/1/18	6,905,000	8,196,566
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,418,301
		21,557,598
Multi-Utilities - 0.9%
Ameren Illinois Co. 6.125% 11/15/17	289,000	347,921
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	7,467,106
Dominion Resources, Inc.:
2.611% 9/30/66 (f)	44,068,000	41,163,478
7.5% 6/30/66 (f)	7,991,000	8,870,410
National Grid PLC 6.3% 8/1/16	17,348,000	20,167,588
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 8,962,000	$ 9,821,026
5.25% 9/15/17	590,000	678,151
5.25% 2/15/43	23,297,000	24,726,294
5.4% 7/15/14	3,094,000	3,281,110
5.45% 9/15/20	1,330,000	1,559,441
5.8% 2/1/42	11,523,000	12,863,666
5.95% 6/15/41	21,763,000	24,577,108
6.4% 3/15/18	9,293,000	11,156,247
6.8% 1/15/19	6,774,000	8,286,817
Sempra Energy:
2.3% 4/1/17	24,264,000	25,194,816
2.875% 10/1/22	9,886,000	9,862,056
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	13,102,000	14,222,221
		224,245,456
TOTAL UTILITIES		613,230,571
TOTAL NONCONVERTIBLE BONDS (Cost $5,435,170,934)		6,000,037,599
U.S. Government and Government Agency Obligations - 30.2%

U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	57,350,000	57,774,275
U.S. Treasury Obligations - 30.0%
U.S. Treasury Bonds 2.75% 11/15/42	1,149,806,000	1,070,756,833
U.S. Treasury Notes:
0.25% 9/15/14	44,111,000	44,133,408
0.25% 8/15/15	261,587,000	261,300,824
0.375% 3/15/15	111,880,000	112,150,973
0.5% 7/31/17	268,669,000	266,989,819
0.625% 7/15/14	208,892,000	210,075,164
0.75% 10/31/17	207,476,000	207,994,690
0.875% 11/30/16	23,685,000	24,016,211
0.875% 4/30/17	662,014,000	669,823,779
0.875% 1/31/18	1,008,053,000	1,014,196,075
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 7/31/19	$ 206,188,000	$ 203,159,511
1% 3/31/17	133,206,000	135,526,715
1.25% 2/29/20	1,025,663,000	1,025,342,993
1.375% 11/30/15	5,000	5,143
1.625% 8/15/22	785,674,000	773,090,645
1.75% 5/31/16	468,370,000	488,715,056
1.875% 10/31/17	100,143,000	105,580,464
2.375% 8/31/14	100,000,000	103,230,500
2.375% 2/28/15	205,375,000	214,039,361
2.625% 7/31/14	304,537,000	314,946,075
2.625% 12/31/14	330,308,000	344,758,975
3.125% 4/30/17	118,350,000	130,712,013
TOTAL U.S. TREASURY OBLIGATIONS		7,720,545,227
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,790,223,883)		7,778,319,502
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 2.0%
2.207% 7/1/35 (f)	49,031	51,624
2.214% 2/1/33 (f)	115,082	120,641
2.225% 10/1/33 (f)	133,135	139,853
2.239% 3/1/35 (f)	91,782	96,758
2.281% 12/1/34 (f)	105,638	111,006
2.302% 10/1/33 (f)	57,065	60,159
2.332% 3/1/35 (f)	62,096	66,034
2.367% 12/1/33 (f)	3,387,174	3,600,520
2.425% 3/1/35 (f)	16,966	17,580
2.441% 10/1/35 (f)	95,786	100,054
2.5% 4/1/27 to 12/1/27	15,293,383	15,895,711
2.5% 3/1/28 (e)	400,000	415,473
2.5% 3/1/28 (e)	300,000	311,605
2.5% 3/1/28 (e)	300,000	311,605
2.524% 10/1/33 (f)	98,103	104,594
2.559% 6/1/36 (f)	216,720	231,887
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.583% 5/1/35 (f)	$ 261,063	$ 280,211
2.605% 7/1/34 (f)	75,951	80,519
2.741% 7/1/35 (f)	245,876	263,659
2.769% 11/1/36 (f)	705,543	758,671
2.944% 7/1/37 (f)	444,921	472,173
3% 12/1/42 to 2/1/43	6,325,109	6,559,614
3% 2/1/43	180,097	187,030
3% 2/1/43	241,622	250,622
3% 3/1/43 (e)	36,700,000	37,999,558
3% 3/1/43 (e)	1,000,000	1,035,410
3% 3/1/43 (e)	8,600,000	8,904,529
3% 4/1/43 (e)	4,300,000	4,441,346
3% 4/1/43 (e)	4,300,000	4,441,346
3.025% 9/1/36 (f)	1,096,718	1,179,301
3.5% 12/1/40 to 2/1/43	70,576,331	74,781,249
3.5% 3/1/43 (e)	500,000	528,750
3.5% 3/1/43 (e)	400,000	423,000
3.5% 3/1/43 (e)	400,000	423,000
3.5% 3/1/43 (e)	600,000	634,500
3.5% 3/1/43 (e)	800,000	846,000
3.5% 3/1/43 (e)	26,200,000	27,706,500
3.5% 3/1/43 (e)	8,700,000	9,200,250
3.5% 3/1/43 (e)	500,000	528,750
3.5% 3/1/43 (e)	10,600,000	11,209,500
3.5% 4/1/43 (e)	9,800,000	10,340,149
4% 9/1/26 to 7/1/42	71,055,129	76,771,664
4.5% 4/1/39 to 8/1/41	38,419,507	41,509,462
5% 5/1/23 to 9/1/25	1,664,196	1,802,453
5.5% 9/1/17 to 3/1/40	36,761,814	40,183,105
5.5% 3/1/43 (e)	44,200,000	48,160,015
6% 3/1/22 to 7/1/41	31,051,476	34,337,898
6.5% 4/1/13 to 8/1/36	35,598,302	40,663,934
7% 9/1/18 to 6/1/33	204,159	235,821
7.5% 8/1/13 to 8/1/29	228,323	264,437
8.5% 5/1/21 to 9/1/25	10,896	12,661
9.5% 2/1/25	375	411
10.5% 8/1/20	3,195	3,726
12.5% 12/1/13 to 4/1/15	883	941
TOTAL FANNIE MAE		509,057,269
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.4%
2.373% 1/1/35 (f)	$ 77,627	$ 82,683
2.399% 4/1/35 (f)	1,035,576	1,097,653
2.42% 3/1/36 (f)	168,209	178,156
3% 2/1/43	318,030	328,807
3% 2/1/43	3,083,144	3,186,556
3.134% 3/1/33 (f)	16,415	17,479
3.16% 11/1/35 (f)	328,376	351,057
3.439% 10/1/35 (f)	310,460	333,886
3.5% 2/1/32 to 11/1/42	55,862,411	59,288,957
4% 6/1/24 to 5/1/42	57,232,118	61,498,727
4.5% 7/1/25 to 10/1/41	87,283,778	93,872,224
5% 3/1/19 to 9/1/40	69,681,289	75,676,639
5.5% 9/1/34 to 5/1/40	57,116,512	61,935,409
6% 7/1/37 to 8/1/37	2,305,922	2,526,196
7.5% 12/1/13 to 1/1/33	53,734	62,672
8.5% 9/1/24 to 8/1/27	13,134	15,703
11.5% 10/1/15	295	305
TOTAL FREDDIE MAC		360,453,109
Ginnie Mae - 3.2%
3% 12/20/42	30,451,834	31,931,010
3% 3/1/43 (e)	3,000,000	3,141,387
3.5% 6/15/42 to 11/20/42	481,950,990	516,774,009
3.5% 3/1/43 (e)	3,190,000	3,416,789
4% 1/15/25 to 12/15/41	120,444,475	131,660,585
4.5% 5/15/39 to 4/15/41	71,712,670	78,842,292
5% 3/15/39 to 9/15/41	42,211,037	46,812,019
5.5% 12/20/28 to 7/20/37	3,333,106	3,700,051
6% 6/15/36 to 9/20/38	9,888,159	11,161,567
7% 1/15/28 to 11/15/32	1,957,002	2,279,966
7.5% 3/15/28 to 10/15/28	3,878	4,568
8% 7/15/17 to 11/15/17	327,906	350,070
8.5% 10/15/21	11,023	12,742
11% 7/20/19 to 8/20/19	821	922
TOTAL GINNIE MAE		830,087,977
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,683,056,213)		1,699,598,355
Asset-Backed Securities - 0.5%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (f)	$ 670,920	$ 621,313
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8517% 3/25/34 (f)	347,006	339,170
Series 2005-HE2 Class M2, 0.8767% 4/25/35 (f)	39,950	39,537
Airspeed Ltd. Series 2007-1A Class C1, 2.7012% 6/15/32 (d)(f)	4,003,873	2,322,246
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,088,564
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,641,859
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,616,586
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,386,939
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (f)	58,705	53,219
Series 2004-R2 Class M3, 1.0267% 4/25/34 (f)	80,265	61,493
Series 2005-R2 Class M1, 0.6517% 4/25/35 (f)	1,743,000	1,700,238
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (f)	40,480	34,988
Series 2004-W11 Class M2, 1.2517% 11/25/34 (f)	457,000	417,568
Series 2004-W7 Class M1, 1.0267% 5/25/34 (f)	1,310,000	1,226,433
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (f)	1,036,530	365,558
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0267% 4/25/34 (f)	1,885,915	1,745,811
Series 2006-HE2 Class M1, 0.5717% 3/25/36 (f)	45,788	509
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3267% 2/25/35 (f)	1,257,000	927,291
Capital Trust Ltd. Series 2004-1 Class A2, 0.6507% 7/20/39 (d)(f)	30,426	27,802
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (f)	1,471,000	758,300
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3237% 9/25/37 (f)	39,423	39,342
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (f)	131,909	62,481
Series 2004-4 Class M2, 0.9967% 6/25/34 (f)	496,195	440,167
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (f)	31,732	24,498
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (f)	160,000	116,647
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (f)	17,869	12,700
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (f)	801,000	341,710
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2217% 1/25/35 (f)	$ 296,000	$ 34,946
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (d)(f)	2,392,000	1,627,756
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (d)(f)	125,477	119,466
Series 2006-2A:
Class A, 0.3812% 11/15/34 (d)(f)	1,384,274	1,277,771
Class B, 0.4812% 11/15/34 (d)(f)	500,464	425,395
Class C, 0.5812% 11/15/34 (d)(f)	830,131	597,696
Class D, 0.9512% 11/15/34 (d)(f)	315,569	211,431
GSAMP Trust Series 2004-AR1 Class B4, 3.4154% 6/25/34 (d)(f)	384,545	107,237
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (d)(f)	1,107,424	1,093,581
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5217% 8/25/33 (f)	312,672	304,659
Series 2003-3 Class M1, 1.4917% 8/25/33 (f)	537,552	494,257
Series 2003-5 Class A2, 0.9017% 12/25/33 (f)	27,804	23,361
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (f)	1,292,000	628,573
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5017% 7/25/36 (f)	178,000	2,968
Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (f)	1,255,000	1,215,088
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (f)	377,854	360,937
Series 2006-A Class 2C, 1.46% 3/27/42 (f)	2,867,000	138,594
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (f)	543,582	6,087
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9517% 7/25/34 (f)	133,429	108,640
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (f)	430,233	372,783
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (f)	982,328	822,321
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (f)	2,317,896	2,068,181
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (f)	48,462	42,143
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (f)	326,000	296,843
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (f)	339,222	13,822
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (f)	1,164,000	953,699
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6757% 5/15/17 (f)	20,000,000	20,118,616
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (b)(d)(f)	$ 317,000	$ 0
Series 2006-1A Class A, 1.6007% 3/20/11 (b)(d)(f)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (f)	435,000	348,133
Class M4, 1.6517% 9/25/34 (f)	558,000	163,948
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (f)	1,245,000	1,011,367
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (f)	4,173	3,883
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (f)	976,449	811,134
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (d)(f)	262,786	261,046
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (f)	1,035,036	707,252
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (f)	31,771	13,250
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	340,280	345,911
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (f)	115,176	104,319
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (d)(f)	2,378,207	29,728
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (d)(f)	1,459,789	1,277,315
TOTAL ASSET-BACKED SECURITIES (Cost $115,937,443)		127,957,106
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (d)	4,195,816	4,229,591
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (f)	1,410,371	1,352,843
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (f)	516,892	538,143
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3007% 12/20/54 (f)	178,650	152,031
Series 2006-1A:
Class A5, 0.3407% 12/20/54 (d)(f)	21,467,484	21,038,134
Class C2, 1.4007% 12/20/54 (d)(f)	5,526,000	4,702,626
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 1.1407% 12/20/54 (f)	$ 4,563,000	$ 3,883,113
Series 2006-3 Class C2, 1.2007% 12/20/54 (f)	922,000	784,622
Series 2006-4:
Class B1, 0.3807% 12/20/54 (f)	3,812,000	3,556,596
Class C1, 0.9607% 12/20/54 (f)	2,331,000	1,983,681
Class M1, 0.5407% 12/20/54 (f)	1,006,000	900,370
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (f)	1,847,000	1,571,797
Class 1M1, 0.5007% 12/20/54 (f)	1,238,000	1,108,010
Class 2C1, 1.0607% 12/20/54 (f)	842,000	716,542
Class 2M1, 0.7007% 12/20/54 (f)	1,589,000	1,422,155
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (f)	2,199,000	1,871,349
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (f)	365,737	351,316
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (f)	839,110	683,476
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (f)	572,715	418,683
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (f)	1,076,180	929,302
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (f)	1,473,582	1,417,009
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(f)	772,693	679,746
Class B6, 3.0492% 7/10/35 (d)(f)	721,840	621,733
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (d)(f)	104,403	101,603
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (f)	25,933	24,289
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (f)	146,935	145,657
WaMu Mortgage pass-thru certificates Series 2005-AR14 Class 1A1, 2.5308% 12/25/35 (f)	243,360	242,360
TOTAL PRIVATE SPONSOR		55,426,777
U.S. Government Agency - 0.0%
Fannie Mae:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	88,876	94,718
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 289,373	$ 305,528
Series 2004-86 Class KC, 4.5% 5/25/19	158,299	162,161
Freddie Mac planned amortization class:
Series 2356 Class GD, 6% 9/15/16	308,796	329,463
Series 2363 Class PF, 6% 9/15/16	383,970	407,226
Series 2425 Class JH, 6% 3/15/17	312,765	335,685
TOTAL U.S. GOVERNMENT AGENCY		1,634,781
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,319,323)		57,061,558
Commercial Mortgage Securities - 4.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (f)(h)	744,590	24,439
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,743,853	1,758,469
Series 2005-1 Class A3, 4.877% 11/10/42	271,107	271,500
Series 2006-2 Class AAB, 5.7141% 5/10/45 (f)	1,177,290	1,237,525
Series 2006-5:
Class A2, 5.317% 9/10/47	6,036,054	6,035,408
Class A3, 5.39% 9/10/47	2,418,000	2,543,136
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,757,627
Series 2007-4 Class A3, 5.806% 2/10/51 (f)	1,164,035	1,224,896
Series 2001-3 Class H, 6.562% 4/11/37 (d)	969,000	974,481
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	5,387,000	5,633,843
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	97,006
Series 2007-3:
Class A3, 5.5925% 6/10/49 (f)	2,896,000	2,896,052
Class A4, 5.5925% 6/10/49 (f)	3,615,000	4,155,811
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,334,613
Banc of America Large Loan, Inc. floater:
2006-BIX1 Class J, 0.7812% 10/15/19 (d)(f)	3,566,622	2,799,798
Series 2006-BIX1:
Class G, 0.5312% 10/15/19 (d)(f)	1,088,174	1,077,293
Class H, 0.5712% 10/15/19 (d)(f)	6,167,000	5,796,980
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (d)(f)	$ 29,830	$ 21,816
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (d)(f)	417,854	349,819
Class M2, 0.6917% 11/25/35 (d)(f)	41,240	26,311
Class M3, 0.7117% 11/25/35 (d)(f)	37,150	23,221
Class M4, 0.8017% 11/25/35 (d)(f)	46,012	22,290
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (d)(f)	966,474	762,313
Class B1, 1.6017% 1/25/36 (d)(f)	56,321	8,691
Class M1, 0.6517% 1/25/36 (d)(f)	311,645	173,171
Class M2, 0.6717% 1/25/36 (d)(f)	63,080	33,122
Class M3, 0.7017% 1/25/36 (d)(f)	136,673	70,415
Class M4, 0.8117% 1/25/36 (d)(f)	51,065	24,784
Class M5, 0.8517% 1/25/36 (d)(f)	51,065	18,006
Class M6, 0.9017% 1/25/36 (d)(f)	54,068	14,543
Series 2006-1 Class A2, 0.5617% 4/25/36 (d)(f)	150,034	121,497
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (d)(f)	2,895,980	2,270,085
Class A2, 0.4817% 7/25/36 (d)(f)	133,395	104,921
Class M1, 0.5117% 7/25/36 (d)(f)	139,982	66,562
Class M2, 0.5317% 7/25/36 (d)(f)	66,697	29,855
Class M3, 0.5517% 7/25/36 (d)(f)	55,581	23,621
Class M5, 0.6717% 7/25/36 (d)(f)	46,112	10,803
Class M6, 0.7417% 7/25/36 (d)(f)	68,756	14,384
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (d)(f)	75,556	11,431
Class M5, 0.6817% 10/25/36 (d)(f)	89,110	4,725
Series 2006-4A Class M6, 0.7217% 12/25/36 (d)(f)	73,296	2,345
Series 2007-1 Class A2, 0.4717% 3/25/37 (d)(f)	652,495	377,398
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (d)(f)	1,325,332	928,269
Class A2, 0.5217% 7/25/37 (d)(f)	1,241,634	605,810
Class M1, 0.5717% 7/25/37 (d)(f)	380,445	104,583
Class M2, 0.6117% 7/25/37 (d)(f)	198,523	33,880
Class M3, 0.6917% 7/25/37 (d)(f)	200,598	20,178
Class M4, 0.8517% 7/25/37 (d)(f)	417,798	25,619
Class M5, 0.9517% 7/25/37 (d)(f)	369,377	16,434
Class M6, 1.2017% 7/25/37 (d)(f)	240,585	2,093
Series 2007-3:
Class A2, 0.4917% 7/25/37 (d)(f)	571,837	297,673
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class B1, 1.1517% 7/25/37 (d)(f)	$ 256,912	$ 19,626
Class B2, 1.8017% 7/25/37 (d)(f)	125,351	6,694
Class M1, 0.5117% 7/25/37 (d)(f)	227,388	76,791
Class M2, 0.5417% 7/25/37 (d)(f)	242,409	67,683
Class M3, 0.5717% 7/25/37 (d)(f)	391,066	84,966
Class M4, 0.7017% 7/25/37 (d)(f)	686,308	115,729
Class M5, 0.8017% 7/25/37 (d)(f)	312,335	44,704
Class M6, 1.0017% 7/25/37 (d)(f)	237,229	28,647
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (d)(f)	190,351	17,695
Class M2, 1.2517% 9/25/37 (d)(f)	190,351	14,641
Class M4, 1.8017% 9/25/37 (d)(f)	612,168	29,882
Class M5, 1.9517% 9/25/37 (d)(f)	389,407	12,411
Series 2006-3A, Class IO, 3.8903% 10/25/36 (d)(f)(h)	16,142,934	343,441
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	6,934,262	577,358
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (d)(f)	304,267	301,302
Class J, 1.0512% 3/15/19 (d)(f)	332,000	315,641
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (d)(f)	554,000	523,233
Class E, 0.5012% 3/15/22 (d)(f)	2,884,000	2,666,154
Class F, 0.5512% 3/15/22 (d)(f)	1,770,000	1,600,901
Class G, 0.6012% 3/15/22 (d)(f)	364,000	321,945
Class H, 0.7512% 3/15/22 (d)(f)	554,000	478,913
Class J, 0.9012% 3/15/22 (d)(f)	554,000	465,063
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	51,188	51,179
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	11,179,750
Series 2007-PW16 Class A4, 5.7166% 6/11/40 (f)	2,484,000	2,898,498
Series 2007-PW18:
Class A2, 5.613% 6/11/50	179,552	182,998
Class A4, 5.7% 6/11/50	20,000,000	23,423,380
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,245,809
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(f)(h)	16,362,889	91,321
Series 2006-T22 Class A4, 5.5728% 4/12/38 (f)	217,000	243,438
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T24 Class X2, 0.4454% 10/12/41 (d)(f)(h)	$ 2,564,789	$ 8,333
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (d)(f)(h)	112,196,825	964,332
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(f)(h)	61,155,038	282,475
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (d)(f)	528,751	493,109
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	2,037,000	2,123,198
Class XCL, 1.3266% 5/15/35 (d)(f)(h)	6,846,566	107,505
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (d)(f)	84,583	81,291
Series 2007-C6 Class A2, 5.7016% 12/10/49 (f)	49,223	49,296
Series 2007-FL3A Class A2, 0.3412% 4/15/22 (d)(f)	91,781	90,755
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (f)	1,035,206	1,044,256
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	37,721,000	42,766,297
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,688,000	1,745,048
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (f)	1,734,000	1,847,565
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	591,504
Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,937,000	863,518
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (d)(f)	1,642	1,643
Series 2005-F10A Class J, 1.0512% 4/15/17 (d)(f)	104,046	92,814
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (d)(f)	1,065,225	1,011,233
Class D, 0.5412% 11/15/17 (d)(f)	55,416	51,499
Class E, 0.5912% 11/15/17 (d)(f)	196,500	180,646
Class F, 0.6512% 11/15/17 (d)(f)	122,077	111,006
Class G, 0.7012% 11/15/17 (d)(f)	84,865	75,471
Series 2006-CN2A:
Class A2FL, 0.4192% 2/5/19 (d)(f)	3,010,659	2,990,500
Class AJFL, 0.4592% 2/5/19 (f)	1,890,000	1,860,622
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(f)	2,471,000	2,368,570
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 4,941,000	$ 5,067,796
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	2,244,110	2,255,939
Class AJFX, 5.478% 2/5/19 (d)	8,710,000	8,739,797
Series 2006-C8 Class XP, 0.4673% 12/10/46 (f)(h)	13,656,048	54,556
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	61,711,000	64,764,831
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	454,535	457,184
Series 2007-C3 Class A4, 5.6803% 6/15/39 (f)	51,983,000	59,718,954
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,739,431	2,775,397
Series 2006-C5 Class ASP, 0.6649% 12/15/39 (f)(h)	8,508,568	49,282
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	19,378,000	22,031,023
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (d)(f)	6,186,000	5,430,300
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	737,732	754,294
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (f)(h)	368,047	458
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (d)(f)(h)	1,543,237	2,336
Series 2006-C1 Class A3, 5.4088% 2/15/39 (f)	5,265,765	5,313,389
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (d)(f)	656,000	636,217
Class C:
0.3712% 2/15/22 (d)(f)	1,521,000	1,429,501
0.4712% 2/15/22 (d)(f)	543,000	508,706
Class F, 0.5212% 2/15/22 (d)(f)	1,086,000	1,016,869
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (f)(h)	25,153,711	92,792
Class B, 5.487% 2/15/40 (d)(f)	2,651,000	383,070
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	56,230,705	63,802,001
Series 2001-1 Class X1, 1.8773% 5/15/33 (d)(f)(h)	802,359	12,214
Series 2007-C1 Class XP, 0.1604% 12/10/49 (f)(h)	21,334,366	47,128
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (d)(f)	$ 652,000	$ 627,111
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,185,755	2,212,694
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	18,391,468
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (d)(f)(h)	27,715,658	136,361
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (d)(f)	313,118	312,456
Class F, 0.6477% 6/6/20 (d)(f)	681,000	678,723
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(f)	10,140,000	10,157,816
Class C, 2.0056% 3/6/20 (d)(f)	1,781,000	1,789,540
Class D, 2.2018% 3/6/20 (d)(f)	7,692,000	7,729,898
Class F, 2.6334% 3/6/20 (d)(f)	146,000	146,856
Class G, 2.7903% 3/6/20 (d)(f)	74,000	74,439
Class H, 3.3004% 3/6/20 (d)(f)	446,000	448,875
Class J, 4.0852% 3/6/20 (d)(f)	639,000	643,449
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	74,167	74,535
Series 2006-GG6:
Class A2, 5.506% 4/10/38	3,798,645	3,934,230
Class A3, 5.595% 4/10/38 (f)	20,000,000	20,847,100
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,449,507	1,470,532
Series 2007-GG10 Class A2, 5.778% 8/10/45	376,398	381,741
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (d)(f)	856,095	831,695
Class C, 0.4112% 11/15/18 (d)(f)	608,024	587,399
Class D, 0.4312% 11/15/18 (d)(f)	135,031	127,750
Class E, 0.4812% 11/15/18 (d)(f)	246,913	228,661
Class F, 0.5312% 11/15/18 (d)(f)	369,984	327,835
Class G, 0.5612% 11/15/18 (d)(f)	321,759	272,233
Class H, 0.7012% 11/15/18 (d)(f)	246,969	199,076
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (f)	2,703,835	2,753,021
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	484,051	507,645
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9:
Class A3, 5.336% 5/15/47	$ 10,293,000	$ 11,618,080
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,100,000	11,488,619
Series 2007-CB19 Class A4, 5.7259% 2/12/49 (f)	16,081,000	18,491,098
Series 2007-LD11:
Class A2, 5.7974% 6/15/49 (f)	2,620,299	2,702,713
Class A4, 5.8124% 6/15/49 (f)	60,756,000	69,806,518
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,709,961	1,729,615
Class A3, 5.42% 1/15/49	17,230,000	19,668,183
Series 2006-CB17 Class A3, 5.45% 12/12/43	330,137	330,262
Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	1,178,338	1,213,368
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (f)	148,000	52,825
Class C, 5.7259% 2/12/49 (f)	388,000	107,322
Class D, 5.7259% 2/12/49 (f)	407,000	68,624
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (f)	143,000	10,815
Class ES, 5.562% 1/15/49 (d)(f)	896,000	34,694
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (f)	1,403,000	1,632,334
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	23,073	23,094
Series 2006-C6:
Class A2, 5.262% 9/15/39 (f)	28,821	29,220
Class A4, 5.372% 9/15/39	780,000	886,641
Series 2006-C7 Class A2, 5.3% 11/15/38	999,402	1,053,538
Series 2007-C1 Class A4, 5.424% 2/15/40	20,427,000	23,375,658
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,249,613
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (f)(h)	6,658,282	27,053
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (f)(h)	2,369,246	10,655
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	3,957,000	4,583,302
Series 2007-C7:
Class A3, 5.866% 9/15/45	26,850,000	30,997,627
Class XCP, 0.2757% 9/15/45 (f)(h)	108,760,918	560,445
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (d)(f)	555,142	537,428
Class E, 0.4912% 9/15/21 (d)(f)	2,003,583	1,919,617
Class F, 0.5412% 9/15/21 (d)(f)	4,709,782	4,465,307
Class G, 0.5612% 9/15/21 (d)(f)	8,942,386	8,388,781
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA: - continued
Class H, 0.6012% 9/15/21 (d)(f)	$ 492,207	$ 451,891
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	214,891	215,243
Series 2005-LC1 Class F, 5.4232% 1/12/44 (d)(f)	1,509,000	1,069,096
Series 2006-C1 Class A2, 5.683% 5/12/39 (f)	684,968	688,211
Series 2007-C1:
Class A3, 5.8505% 6/12/50 (f)	7,212,000	7,615,915
Class A4, 5.8505% 6/12/50 (f)	50,001,000	57,845,557
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,320,170
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (f)	99,792	99,469
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	1,111,595	1,162,303
Series 2007-5:
Class A3, 5.364% 8/12/48	672,745	686,528
Class A4, 5.378% 8/12/48	44,314,000	50,214,542
Series 2007-6:
Class A2, 5.331% 3/12/51	9,510,475	9,764,700
Class A4, 5.485% 3/12/51 (f)	24,350,000	27,697,979
Series 2007-7 Class A4, 5.7411% 6/12/50 (f)	6,069,000	6,952,920
Series 2007-9:
Class A2, 5.59% 9/12/49	3,013,187	3,018,885
Class A4, 5.7% 9/12/49	185,000	213,818
Class ASB, 5.644% 9/12/49	11,672,002	12,220,504
Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,136,107	5,277,951
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(h)	23,463,658	265,163
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,734,000	419,801
Series 2007-7 Class B, 5.7411% 6/12/50 (f)	1,295,000	73,686
Series 2007-8 Class A3, 5.9357% 8/12/49 (f)	1,496,000	1,735,691
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (d)(f)	291,739	117,060
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (d)(f)	6,487,000	6,118,564
Class D, 0.392% 10/15/20 (d)(f)	4,105,000	3,789,752
Class E, 0.452% 10/15/20 (d)(f)	8,181,000	7,307,302
Class F, 0.502% 10/15/20 (d)(f)	9,173,000	7,918,170
Class G, 0.542% 10/15/20 (d)(f)	505,000	410,668
Class H, 0.632% 10/15/20 (d)(f)	318,000	217,259
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class J, 0.782% 10/15/20 (d)(f)	$ 183,596	$ 64,847
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,493,076	1,503,071
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	7,959,000	8,241,736
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (f)	298,028	300,438
Class A4, 5.693% 10/15/42 (f)	520,000	579,515
Series 2006-T23 Class A3, 5.815% 8/12/41 (f)	885,000	917,607
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (f)	2,601,000	2,982,533
Class AAB, 5.654% 4/15/49	4,225,349	4,542,301
Class B, 5.7489% 4/15/49 (f)	426,000	128,121
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	2,218,465	2,343,808
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	245,000	88,901
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (d)(f)	1,481,000	1,389,082
Class F, 0.5412% 9/15/21 (d)(f)	1,532,000	1,424,201
Class G, 0.5612% 9/15/21 (d)(f)	1,452,000	1,316,899
Class J, 0.8012% 9/15/21 (d)(f)	323,000	245,142
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (d)(f)	3,844,000	3,391,442
Class LXR1, 0.9012% 6/15/20 (d)(f)	212,275	184,679
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	5,827	5,824
Series 2003-C8 Class A3, 4.445% 11/15/35	1,830,081	1,844,564
Series 2006-C29 Class A3, 5.313% 11/15/48	4,599,898	4,721,685
Series 2007-C30:
Class A3, 5.246% 12/15/43	472,247	480,702
Class A4, 5.305% 12/15/43	510,000	558,784
Class A5, 5.342% 12/15/43	40,290,000	45,467,757
Series 2007-C31 Class A4, 5.509% 4/15/47	55,116,176	62,483,831
Series 2007-C32 Class A3, 5.7388% 6/15/49 (f)	68,312,000	78,460,294
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (f)	45,972,848	53,060,712
Class A5, 5.9245% 2/15/51 (f)	12,818,000	14,791,139
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(f)	824,000	830,740
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,831,562
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3875% 12/15/44 (f)	$ 3,845,000	$ 2,634,748
Class F, 5.3875% 12/15/44 (d)(f)	2,892,000	804,554
Series 2007-C30 Class XP, 0.4747% 12/15/43 (d)(f)(h)	14,522,071	74,860
Series 2007-C31 Class C, 5.6823% 4/15/47 (f)	4,147,000	2,405,795
Series 2007-C31A Class A2, 5.421% 4/15/47	10,129,099	10,186,065
Series 2007-C32:
Class D, 5.7388% 6/15/49 (f)	1,303,000	349,209
Class E, 5.7388% 6/15/49 (f)	2,054,000	510,491
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,038,820,024)		1,236,808,483
Municipal Securities - 1.7%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	5,700,000	5,924,352
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,437,190
5.25% 4/1/14	9,500,000	9,919,045
7.3% 10/1/39	3,685,000	5,147,834
7.5% 4/1/34	18,570,000	25,924,834
7.55% 4/1/39	31,130,000	45,271,114
7.6% 11/1/40	59,105,000	87,243,117
7.625% 3/1/40	9,470,000	13,813,889
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	22,455,000	29,212,608
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	74,115,000	73,061,826
Series 2010, 4.421% 1/1/15	9,780,000	10,309,587
Series 2010-1, 6.63% 2/1/35	21,560,000	24,467,797
Series 2010-3:
6.725% 4/1/35	31,715,000	36,343,170
7.35% 7/1/35	14,750,000	17,856,055
Series 2011:
5.665% 3/1/18	9,485,000	10,846,572
5.877% 3/1/19	17,890,000	20,547,381
TOTAL MUNICIPAL SECURITIES (Cost $402,754,050)		422,326,371
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount	Value
United Mexican States 4.75% 3/8/44 (Cost $29,582,894)	$ 26,992,000	$ 28,314,608
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $6,784,351)	6,320,000	7,591,963
Fixed-Income Funds - 26.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $6,433,944,742)	61,550,307	6,714,523,034
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.16% (a) (Cost $1,760,623,261)	1,760,623,261	1,760,623,261
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $24,730,217,118)		25,833,161,840
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(92,395,622)
NET ASSETS - 100%		$ 25,740,766,218
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 3/1/43	$ (5,700,000)	(5,901,839)
3% 3/1/43	(1,000,000)	(1,035,410)
3% 3/1/43	(1,000,000)	(1,035,410)
3% 3/1/43	(4,300,000)	(4,452,264)
3% 3/1/43	(4,300,000)	(4,452,264)
3% 3/1/43	(8,600,000)	(8,904,529)
3.5% 3/1/43	(10,600,000)	(11,209,500)
3.5% 3/1/43	(500,000)	(528,750)
3.5% 3/1/43	(9,800,000)	(10,363,500)
3.5% 3/1/43	(8,700,000)	(9,200,250)
3.5% 3/1/43	(500,000)	(528,750)
3.5% 3/1/43	(10,600,000)	(11,209,500)
4% 3/1/43	(20,000,000)	(21,321,888)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 3/1/43	$ (2,900,000)	$ (3,091,674)
4.5% 3/1/43	(11,500,000)	(12,380,915)
4.5% 3/1/43	(8,900,000)	(9,581,752)
5.5% 3/1/43	(44,200,000)	(48,160,015)
TOTAL FANNIE MAE		(163,358,210)
Freddie Mac
3% 3/1/43	(3,400,000)	(3,503,661)
5% 3/1/43	(8,000,000)	(8,612,500)
TOTAL FREDDIE MAC		(12,116,161)
Ginnie Mae
3.5% 3/1/43	(43,000,000)	(46,057,033)
3.5% 3/1/43	(387,000,000)	(414,513,301)
3.5% 3/1/43	(42,400,000)	(45,414,377)
4% 3/1/43	(19,200,000)	(20,877,012)
TOTAL GINNIE MAE		(526,861,723)
TOTAL TBA SALE COMMITMENTS (Proceeds $699,125,891)		$ (702,336,094)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $918,599,231 or 3.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,756,452
Fidelity Mortgage Backed Securities Central Fund	63,764,537
Fidelity Specialized High Income Central Fund	2,086,210
Total	$ 67,607,199
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,396,627,110	$ 363,810,393	$ -	$ 6,714,523,034	44.6%
Fidelity Specia- lized High Income Central Fund	219,103,955	2,036,690	223,175,012	-	0.0%
Total	$ 6,615,731,065	$ 365,847,083	$ 223,175,012	$ 6,714,523,034
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,000,037,599	$ -	$ 5,996,441,382	$ 3,596,217
U.S. Government and Government Agency Obligations	7,778,319,502	-	7,778,319,502	-
U.S. Government Agency - Mortgage Securities	1,699,598,355	-	1,699,598,355	-
Asset-Backed Securities	127,957,106	-	120,964,044	6,993,062
Collateralized Mortgage Obligations	57,061,558	-	57,061,558	-
Commercial Mortgage Securities	1,236,808,483	-	1,236,417,843	390,640
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 422,326,371	$ -	$ 422,326,371	$ -
Foreign Government and Government Agency Obligations	28,314,608	-	28,314,608	-
Bank Notes	7,591,963	-	7,591,963	-
Fixed-Income Funds	6,714,523,034	6,714,523,034	-	-
Money Market Funds	1,760,623,261	1,760,623,261	-	-
Total Investments in Securities:	$ 25,833,161,840	$ 8,475,146,295	$ 17,347,035,626	$ 10,979,919
Other Financial Instruments:
TBA Sale Commitments	$ (702,336,094)	$ -	$ (702,336,094)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,535,649,115)	$ 17,358,015,545
Fidelity Central Funds (cost $8,194,568,003)	8,475,146,295
Total Investments (cost $24,730,217,118)		$ 25,833,161,840
Cash		167
Receivable for investments sold Regular delivery		152,922,314
Delayed delivery		682,916
Receivable for TBA sale commitments		699,125,891
Receivable for fund shares sold		14,101,883
Interest receivable		106,058,385
Distributions receivable from Fidelity Central Funds		288,263
Receivable from investment adviser for expense reductions		488,916
Total assets		26,806,830,575

Liabilities
Payable for investments purchased Regular delivery	$ 174,772,343
Delayed delivery	174,276,737
TBA sale commitments, at value	702,336,094
Payable for fund shares redeemed	6,017,188
Accrued management fee	7,430,970
Other affiliated payables	1,231,025
Total liabilities		1,066,064,357

Net Assets		$ 25,740,766,218
Net Assets consist of:
Paid in capital		$ 24,659,081,492
Undistributed net investment income		86,905,191
Accumulated undistributed net realized gain (loss) on investments		(104,954,984)
Net unrealized appreciation (depreciation) on investments		1,099,734,519
Net Assets		$ 25,740,766,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2013 (Unaudited)

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($13,890,518,873 ÷ 1,203,909,017 shares)	$ 11.54

Class F: Net Asset Value, offering price and redemption price per share ($11,850,247,345 ÷ 1,026,683,146 shares)	$ 11.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2013 (Unaudited)

Investment Income
Interest		$ 240,304,305
Income from Fidelity Central Funds		67,607,199
Total income		307,911,504

Expenses
Management fee	$ 43,210,157
Transfer agent fees	7,512,867
Independent trustees' compensation	45,687
Miscellaneous	29,680
Total expenses before reductions	50,798,391
Expense reductions	(914,647)	49,883,744
Net investment income (loss)		258,027,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	220,991,663
Fidelity Central Funds	51,757,942
Total net realized gain (loss)		272,749,605
Change in net unrealized appreciation (depreciation) on: Investment securities	(414,679,716)
Delayed delivery commitments	(1,062,654)
Total change in net unrealized appreciation (depreciation)		(415,742,370)
Net gain (loss)		(142,992,765)
Net increase (decrease) in net assets resulting from operations		$ 115,034,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 258,027,760	$ 618,324,435
Net realized gain (loss)	272,749,605	756,569,230
Change in net unrealized appreciation (depreciation)	(415,742,370)	141,301,662
Net increase (decrease) in net assets resulting from operations	115,034,995	1,516,195,327
Distributions to shareholders from net investment income	(245,927,470)	(658,178,697)
Distributions to shareholders from net realized gain	(915,114,160)	(387,600,029)
Total distributions	(1,161,041,630)	(1,045,778,726)
Share transactions - net increase (decrease)	2,671,922,536	2,065,983,526
Total increase (decrease) in net assets	1,625,915,901	2,536,400,127

Net Assets
Beginning of period	24,114,850,317	21,578,450,190
End of period (including undistributed net investment income of $86,905,191 and undistributed net investment income of $74,804,901, respectively)	$ 25,740,766,218	$ 24,114,850,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Investment Grade Bond

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.83	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120	.321	.374	.432	.486
Net realized and unrealized gain (loss)	(.067)	.464	.206	.765	1.146
Total from investment operations	.053	.785	.580	1.197	1.632
Distributions from net investment income	(.114)	(.345)	(.357)	(.422)	(.332)
Distributions from net realized gain	(.449)	(.220)	(.333)	(.125)	(.010)
Total distributions	(.563)	(.565)	(.690)	(.547)	(.342)
Net asset value, end of period	$ 11.54	$ 12.05	$ 11.83	$ 11.94	$ 11.29
Total Return B, C	.45%	6.87%	5.11%	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.46%	.47%	.48%	.50% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45% A
Net investment income (loss)	2.07% A	2.72%	3.23%	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,890,519	$ 14,011,346	$ 15,646,684	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	196% A	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.84	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.125	.332	.385	.442	.104
Net realized and unrealized gain (loss)	(.066)	.455	.207	.767	.323
Total from investment operations	.059	.787	.592	1.209	.427
Distributions from net investment income	(.120)	(.357)	(.369)	(.434)	(.087)
Distributions from net realized gain	(.449)	(.220)	(.333)	(.125)	-
Total distributions	(.569)	(.577)	(.702)	(.559)	(.087)
Net asset value, end of period	$ 11.54	$ 12.05	$ 11.84	$ 11.95	$ 11.30
Total Return B, C	.49%	6.89%	5.22%	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	2.16% A	2.82%	3.33%	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,850,247	$ 10,103,504	$ 5,931,766	$ 2,207,408	$ 949
Portfolio turnover rate F	196% A	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

1. Organization.

Fidelity® Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

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2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,271,969,431
Gross unrealized depreciation	(97,573,875)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,174,395,556

Tax cost	$ 24,658,766,284

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,489,781,347 and $1,367,232,126, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Investment Grade Bond	$ 7,512,867.11

* Annualized

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Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29,680 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $94,072.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Series Investment Grade Bond	.45%	$ 904,251

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8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management expenses by $10,396.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Series Investment Grade Bond	$ 134,685,092	$ 419,423,404
Class F	111,242,378	238,755,293
Total	$ 245,927,470	$ 658,178,697
From net realized gain
Series Investment Grade Bond	$ 516,511,318	$ 272,110,066
Class F	398,602,842	115,489,963
Total	$ 915,114,160	$ 387,600,029

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Series Investment Grade Bond
Shares sold	99,874,854	213,063,598	$ 1,165,397,120	$ 2,506,000,716
Reinvestment of distributions	55,737,676	58,996,485	651,196,410	691,533,410
Shares redeemed	(114,742,583)	(431,431,214)	(1,348,751,865)	(5,089,659,559)
Net increase (decrease)	40,869,947	(159,371,131)	$ 467,841,665	$ (1,892,125,433)
Class F
Shares sold	167,967,299	399,697,511	$ 1,966,120,404	$ 4,703,014,985
Reinvestment of distributions	43,621,679	30,151,010	509,845,220	354,245,316
Shares redeemed	(23,275,777)	(92,644,776)	(271,884,753)	(1,099,151,342)
Net increase (decrease)	188,313,201	337,203,745	$ 2,204,080,871	$ 3,958,108,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate, were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub- advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income- oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2011, as available, the cumulative total returns of Class F and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Series Investment Grade Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 14% means that 86% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Fidelity Series Investment Grade Bond Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

The Board further considered that FMR contractually agreed to reimburse the retail class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.45%.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIG-SANN-0413
1.873110.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 1, 2013